THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-866-718-9824                PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. Allstate Advisor        . Allstate Advisor Plus   . Allstate Advisor Preferred
--------------------------------------------------------------------------------


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 45* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests in shares of the following mutual funds ("FUNDS") :

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS  PUTNAM VARIABLE TRUST (CLASS IB)
 TRUST (CLASS 2)                                VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
LORD ABBETT SERIES FUND, INC.(CLASS VC)         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS(SERVICE       (CLASS I & II)
 SHARES)


Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

*Up to 49 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 37 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 74 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.




                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 17
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         17
--------------------------------------------------------------------------------
  Purchases                                                             19
--------------------------------------------------------------------------------
  Contract Value                                                        21
--------------------------------------------------------------------------------
  Investment Alternatives                                               35
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          35
--------------------------------------------------------------------------------
     The Fixed Account Options                                          40
--------------------------------------------------------------------------------
     Transfers                                                          42
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              45
--------------------------------------------------------------------------------
  Access to Your Money                                                  49
--------------------------------------------------------------------------------
  Income Payments                                                       50
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  Death Benefits                                                        58
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      64
--------------------------------------------------------------------------------
  Taxes                                                                 67
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   74
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  75
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                   76
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                77
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 78
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 79
--------------------------------------------------------------------------------
APPENDIX F-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    80
--------------------------------------------------------------------------------
APPENDIX G-ACCUMULATION UNIT VALUES                                     82
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               22
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Accumulation Benefit                                                    22
--------------------------------------------------------------------------------
Accumulation Phase                                                      9
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Accumulation Unit                                                       17
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 17
--------------------------------------------------------------------------------
Allstate New York ("We")                                                1
--------------------------------------------------------------------------------
Annuitant                                                               18
--------------------------------------------------------------------------------
Automatic Additions Program                                             20
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 44
--------------------------------------------------------------------------------
Beneficiary                                                             18
--------------------------------------------------------------------------------
Benefit Base                                                            6
--------------------------------------------------------------------------------
Benefit Payment                                                         30
--------------------------------------------------------------------------------
Benefit Payment Remaining                                               30
--------------------------------------------------------------------------------
Benefit Year                                                            30
--------------------------------------------------------------------------------
Co-Annuitant                                                            18
--------------------------------------------------------------------------------
*Contract                                                               1
--------------------------------------------------------------------------------
Contract Anniversary                                                    6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  9
--------------------------------------------------------------------------------
Contract Value                                                          1
--------------------------------------------------------------------------------
Contract Year                                                           7
--------------------------------------------------------------------------------
Credit Enhancement                                                      1
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           44
--------------------------------------------------------------------------------
Due Proof of Death                                                      58
--------------------------------------------------------------------------------
Fixed Account Options                                                   1
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        22
--------------------------------------------------------------------------------
Guarantee Period Account                                                41
--------------------------------------------------------------------------------
Income Base                                                             6
--------------------------------------------------------------------------------
Income Plan                                                             9
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        6
--------------------------------------------------------------------------------
Investment Alternatives                                                 1
--------------------------------------------------------------------------------
IRA Contract                                                            6
--------------------------------------------------------------------------------
Issue Date                                                              9
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    6
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Payout Phase                                                            9
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Payout Start Date                                                       9
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Portfolios                                                              1
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             48
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Qualified Contract                                                      62
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Retirement Income Guarantee Options                                     6
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Return of Premium Death Benefit                                         8
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Rider Anniversary                                                       22
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Rider Application Date                                                  17
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Rider Date                                                              22
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Rider Fee                                                               6
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    29
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Rider Maturity Date                                                     21
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Rider Period                                                            21
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Rider Trade-In Option                                                   28
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Right to Cancel                                                         20
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SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        59
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Spousal Protection Benefit Option                                       18
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Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                                     18
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           41
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option Benefit Year                       6
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           49
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Tax Qualified Contract                                                  70
--------------------------------------------------------------------------------
Transfer Period Account                                                 24
--------------------------------------------------------------------------------
Trial Examination Period                                                5
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TrueReturn/SM/ Accumulation Benefit Option                              6
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                38
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Valuation Date                                                          20
--------------------------------------------------------------------------------
Variable Account                                                        1
--------------------------------------------------------------------------------
Variable Sub-Account                                                    1
--------------------------------------------------------------------------------
Withdrawal Benefit Factor                                               30
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase                                         31
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase Start Date                              31
--------------------------------------------------------------------------------


* References to "Contract" include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.




                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Contracts issued with an IRA or
                        TSA). You can add to your Contract as often and as much
                        as you like, but each subsequent payment must be at
                        least $1,000 ($50 for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus). ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges. If you cancel your
                        Contract during the TRIAL EXAMINATION PERIOD, the
                        amount we refund to you will not include any Credit
                        Enhancement. See "Trial Examination Period" for
                        details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.
-------------------------------------------------------------------------------
                                  5 PROSPECTUS

                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        . If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or a SureIncome
                          Withdrawal Benefit Option.

                        .If you select the SUREINCOME WITHDRAWAL BENEFIT
                          OPTION ("SUREINCOME OPTION" ) you would pay an additional annual fee ("SUREINCOME OPTION FEE"OR
                          "RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the Benefit BASE on each Contract
                          Anniversary (See the SureIncome Option Fee section).
                          You may not select the SureIncome Option together with a Retirement Income Guarantee Option or a TrueReturn Option.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004. If you elected RIG 1 prior to January 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004. If you elected RIG 2 prior to January 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME
                          BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .If you select the SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                          RETIREMENT ACCOUNTS ("CSP") you would pay an
                          additional annual fee ("RIDER FEE") or 0.10%** (up to
                          0.15% for Options added in the future) of the
                          Contract Value ("CONTRACT VALUE") on each Contract
                          Anniversary. These Options are only available for
                          certain types of IRA Contracts, which are Contracts
                          issued with an Individual Retirement Annuity or
                          Account ("IRA") under Section 408 of the Internal
                          Revenue Code. The CSP is only available for certain
                          custodial Individual Retirement Accounts established
                          under Section 408 of the Internal Revenue Code. For
                          Contracts purchased on or after January 1, 2005, we
                          may discontinue offering the Spousal Protection
                          Benefit (Co-Annuitant) Option at any time prior to
                          the time you elect to receive it.
-------------------------------------------------------------------------------
                                  6 PROSPECTUS

                        . Transfer fee equal to 1.00% of the amount transferred
                          up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        . State premium tax (New York currently does not impose
                          one).

                        ** No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 12 for details.

                        WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                        TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .
                          up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .45* Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                          . Franklin Advisers, Inc.

                          . Franklin Advisory Services, LLC

                          . Franklin Mutual Advisers, LLC

                          . Lord, Abbett & Co. LLC

                          . OppenheimerFunds, Inc.

                          . Putnam Investment Management, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . Van Kampen Asset Management

                          . Van Kampen**

                          * Up to 49 Variable Sub-Accounts may be available depending on the date you purchased your Contract.
                          Please see page 37 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                          **Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-866-718-9824.
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SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM

                        . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-------------------------------------------------------------------------------
                                  7 PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        . joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("Return of Premium Death Benefit" or "ROP Death
                        Benefit"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             If any withdrawal reduces your Contract Value to less
                        than $1,000, we will treat the request as a withdrawal
                        of the entire Contract Value, unless the SureIncome
                        Withdrawal Benefit Option is in effect under your
                        Contract. In general, you must withdraw at least $50 at
                        a time. Withdrawals taken prior to the Payout Start
                        Date are generally considered to come from the earnings
                        in the Contract first. If the Contract is
                        tax-qualified, generally all withdrawals are treated as
                        distributions of earnings. Withdrawals of earnings are
                        taxed as ordinary income and, if taken prior to age
                        591/2, may be subject to an additional 10% federal tax
                        penalty. A withdrawal charge may also apply.

                        If any withdrawal request reduces your Contract Value
                        to less than $1,000, and no purchase payments have been
                        received for 3 years, we will treat the request as a
                        withdrawal of the entire Contract Value. Your Contract
                        will terminate if you withdraw all of your Contract
                        Value.
-------------------------------------------------------------------------------

                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 50. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-866-718-9824 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/*/

                           Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                      0           1           2           3           4           5          6          7           8+
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor               7%          7%          6%          5%          4%          3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Plus        8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor
Preferred with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal             7%          6%          5%          4%          3%          0%
 Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal             7%          6%          5%          0%
 Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge                                                        None
 Option
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract                                                            $30**
Maintenance Charge
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                     1.00% of the amount transferred, up to a maximum of $25***
-----------------------------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


                                 10  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:



Basic Contract (without any optional
benefit)                               Mortality and Expense Risk Charge  Administrative Expense Charge*
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                    1.10%                            0.19%
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                               1.40%                            0.19%
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR                 1.40%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR                 1.50%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO                      1.60%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------


Basic Contract (without any optional
benefit)                                Total Variable Account Annual Expense
------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                       1.29%
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                  1.59%
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR                    1.59%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR                    1.69%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO                         1.79%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                     0.20% (up to 0.30% for Options added in the
MAV Death Benefit Option                                               future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option                         Charge*      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                    1.30%           0.19%             1.49%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                               1.60%           0.19%             1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)       1.60%           0.19%             1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)       1.70%           0.19%             1.89%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)            1.80%           0.19%             1.99%
------------------------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                                            0.50%*
------------------------------------------------------------------------------------------------------------


*
   Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                                   0.50%*
--------------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.



RETIREMENT INCOME GUARANTEE OPTION FEE*


                                 11  PROSPECTUS

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40% of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55% of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees shown apply to Contract Owners who selected an Option prior to Janaury 1, 2004.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.



INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.


PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.74%                      3.06%
and other expenses)
----------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


                                 12  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - (AS PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                              Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                        Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities Fund -        0.49%       0.25%      0.03%           0.77%
Class 2 (2)(3)
------------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2       0.47%       0.25%      0.02%           0.74%
(2)(3)
------------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities Fund -        0.75%       0.25%      0.04%           1.04%
Class 2 (2)(3)
------------------------------------------------------------------------------------
FTVIP Franklin Small Cap
Value Securities Fund -         0.53%       0.25%      0.18%           0.96%
Class 2 (3)(4)
------------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government Fund - Class 2       0.49%       0.25%      0.05%           0.79%
(2)(3)
------------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities Fund - Class 2       0.80%       0.25%      0.21%           1.26%
(3)
------------------------------------------------------------------------------------
FTVIP Templeton Developing
Markets Securities Fund -       1.25%       0.25%      0.29%           1.79%
Class 2
------------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2       0.68%       0.25%      0.19%           1.12%
(4)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.75%        N/A       2.31%           3.06%
All Value Portfolio (5)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.50%        N/A       0.48%           0.98%
Bond-Debenture Portfolio (5)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.50%        N/A       0.39%           0.89%
Growth and Income Portfolio
------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Growth Opportunities            0.80%        N/A       1.06%           1.86%
Portfolio (5)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.75%        N/A       0.42%           1.17%
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------
Oppenheimer Aggressive
Growth Fund/VA - Service        0.67%       0.25%      0.07%           0.99%
Shares
------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA    0.72%       0.25%      0.05%           1.02%
- Service Shares (7)
------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA -          0.64%       0.25%      0.02%           0.91%
Service Shares
------------------------------------------------------------------------------------
Oppenheimer Core Bond           0.72%       0.25%      0.02%           0.99%
Fund/VA - Service Shares (6)
------------------------------------------------------------------------------------
Oppenheimer Global
Securities Fund/VA - Service    0.63%       0.25%      0.03%           0.91%
Shares
------------------------------------------------------------------------------------
Oppenheimer High Income         0.72%       0.25%      0.04%           1.01%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street         0.66%       0.25%      0.01%           0.92%
Fund(R)/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA -          0.75%       0.25%      0.06%           1.06%
Service Shares
------------------------------------------------------------------------------------
Oppenheimer Strategic Bond      0.71%       0.25%      0.03%           0.99%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Putnam VT The George Putnam     0.62%       0.25%      0.11%           0.98%
Fund of Boston - Class IB
------------------------------------------------------------------------------------
Putnam VT Global Asset          0.70%       0.25%      0.23%           1.18%
Allocation Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Growth and Income     0.48%       0.25%      0.06%           0.79%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Health Sciences       0.70%       0.25%      0.15%           1.10%
Fund - Class IB (7)
------------------------------------------------------------------------------------
Putnam VT High Yield Fund -     0.67%       0.25%      0.12%           1.04%
Class IB
------------------------------------------------------------------------------------
Putnam VT Income Fund -         0.60%       0.25%      0.10%           0.95%
Class IB (8)
------------------------------------------------------------------------------------
Putnam VT International         0.75%       0.25%      0.19%           1.19%
Equity Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Investors Fund -      0.64%       0.25%      0.12%           1.01%
Class IB
------------------------------------------------------------------------------------
Putnam VT Money Market Fund     0.45%       0.25%      0.10%           0.80%
- Class IB (8)
------------------------------------------------------------------------------------
Putnam VT New Opportunities     0.60%       0.25%      0.09%           0.94%
Fund - Class IB (7)
------------------------------------------------------------------------------------
Putnam VT New Value Fund -      0.69%       0.25%      0.10%           1.04%
Class IB
------------------------------------------------------------------------------------
Putnam VT Research Fund -       0.65%       0.25%      0.15%           1.05%
Class IB (7)
------------------------------------------------------------------------------------
Putnam VT Utilities Growth
and Income Fund - Class IB      0.70%       0.25%      0.15%           1.10%
(7)
------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    0.65%       0.25%      0.14%           1.04%
IB
------------------------------------------------------------------------------------
Putnam VT Voyager Fund -        0.56%       0.25%      0.08%           0.89%
Class IB
------------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio, Class II      0.75%       0.25%      0.63%           1.63%
(9)(11)
------------------------------------------------------------------------------------
Van Kampen LIT Comstock         0.57%       0.25%      0.04%           0.86%
Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Emerging         0.70%       0.25%      0.07%           1.02%
Growth Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Growth and       0.58%       0.25%      0.04%           0.87%
Income Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Money Market     0.49%       0.25%      0.22%           0.96%
Portfolio, Class II (10)(11)
------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio,         0.75%       0.35%      0.35%           1.45%
Class II (12)(13)(14)
------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio, Class II      0.49%       0.35%      0.36%           1.20%
(12)(13)(14)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio, Class I              0.50%        N/A       0.34%           0.84%
(12)(13)(14)(15)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio, Class II             0.50%       0.35%      0.34%           1.19%
(12)(13)(14)(15)
------------------------------------------------------------------------------------
                                 13 PROSPECTUS

Van Kampen UIF Global
Franchise Portfolio, Class      0.80%       0.35%      0.50%           1.65%
II (12)(13)
------------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio, Class II      0.92%       0.35%      0.61%           1.88%
(12)(13)(14)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class I        0.72%        N/A       0.30%           1.02%
(12)(13)(14)(15)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class II       0.72%       0.35%      0.30%           1.37%
(12)(13)(14)(15)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio, Class II      0.76%       0.35%      0.26%           1.37%
(12)(13)
------------------------------------------------------------------------------------

1. Figures shown in the Table are for the year ended December 31, 2004 (except as otherwise noted).

2. The Fund administration fee is paid indirectly through the management fee.

3. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's average annual net assets, the Board has set the current rate at 0.25% per year.

4. The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:


                         Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                   Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------
FTVIP Franklin Small
Cap Value Securities       0.49%       0.25%      0.18%           0.92%
Fund - Class 2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class    0.63%       0.25%      0.19%           1.07%
2
-------------------------------------------------------------------------------



5. For the year ending December 31, 2005, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. With this reimbursement, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" are as follows:

                                                                                Management  Rule 12b-1   Other       Total Annual
PORTFOLIO                                                                          Fees        Fees     Expenses  Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio                                     0.75%        N/A       0.39%          1.14%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio                                0.50%        N/A       0.40%          0.90%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio                          0.80%        N/A       0.40%          1.20%
------------------------------------------------------------------------------------------------------------------------------------


6. Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond Fund/VA - Service Shares.

7. Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Porttfolios are no longer available for new investments.
 If you are currently invested in the Variable Sub-accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

8. Reflects Putnam Management's agreement, effective January 28, 2004, to waive fees and reimburse expenses of the Portfolio through December 31, 2005 to the extent necessary to ensure that the Portfolio's expenses do not exceed the average expenses of the portfolios viewed by Lipper Inc. as having the same investment classification or objective as the Portfolio. The expense reimbursement is based on a comparison of the Portfolio's expenses with the average annualized operating expenses of the portfolios in its Lipper peer group, as reported by Lipper, for each calendar quarter during the Portfolio's last fiscal year, excluding "Rule 12b-1 Fees" and without giving effect to any expense offset and brokerage


                                 14  PROSPECTUS
service arrangements that may reduce fund expenses. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                     Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                               Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB       0.57%       0.25%      0.10%           0.92%
-------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class    0.43%       0.25%      0.10%           0.78%
IB
-------------------------------------------------------------------------------------------


9. For the year ended December 31, 2004, the Adviser voluntarily waived $99,706 of its investment advisory fees and assumed $1,234 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

10. For the year ended December 31, 2004, the Adviser waived approximately $68,600 of its advisory fees. Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed 0.95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. The adviser has agreed to waive all expenses in excess of 0.85% of average net assets. This waiver is voluntary and can be discontinued at any time.

11. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. When the effects of the voluntary waivers discussed in footnotes 9 and 10 are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                     Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                               Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth       0.38%       0.25%      0.62%           1.25%
Portfolio, Class II
-------------------------------------------------------------------------------------------
Van Kampen LIT Money Market            0.38%       0.25%      0.22%           0.85%
Portfolio, Class II
-------------------------------------------------------------------------------------------


12. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

13. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that fee is reduced to reflect the voluntary waiver of a portion or all of the advisory fee and the reimbursement by the Portfolio's adviser to the extent "Total Annual Portfolio Expenses," excluding certain investment related expenses such a foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                   Operating
                                                    Expense    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                          Limitation     Fees        Fees     Expenses   Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio,      1.15%       0.75%       0.05%      0.35%           1.15%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio, Class    1.00%       0.49%       0.05%      0.36%           0.90%
II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I      0.85%       0.50%        N/A       0.34%           0.84%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class II     1.10%       0.50%       0.25%      0.34%           1.09%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio, Class     1.20%       0.65%       0.05%      0.50%           1.20%
II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio,       1.25%       0.59%       0.05%      0.61%           1.25%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio,         1.05%       0.72%        N/A       0.30%           1.02%
Class I
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio,         1.15%       0.72%       0.10%      0.30%           1.12%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class     1.35%       0.76%       0.25%      0.26%           1.27%
II
---------------------------------------------------------------------------------------------------------------------


14. Expense information has been restated to reflect current fees in effect as of November 1, 2004.

15. The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class II and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class I and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.


                                 15  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option;

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected RIG 2 (assuming Income Base A).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                Allstate Advisor                 Allstate Advisor Plus
                                                       1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,159  $2,117   $3,073    $5,633   $1,317  $2,416   $3,422    $5,861
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  922  $1,426   $1,960    $3,605   $1,080  $1,730   $2,323    $3,895
------------------------------------------------------------------------------------------------------------------------------------



                            Allstate Advisor Preferred                  Allstate Advisor Preferred
                      (with 5-year Withdrawal Charge Option)      (with 3-year Withdrawal Charge Option)
                     1 Year   3 Years    5 Years    10 Years     1 Year   3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------
Costs Based on
Maximum Annual       $1,105    $2,118     $2,955      $5,861     $1,115    $1,807     $2,999      $5,936
Portfolio Expenses
------------------------------------------------------------------------------------------------------------
Costs Based on
Minimum Annual       $  867    $1,432     $1,855      $3,895     $  877    $1,122     $1,905      $3,990
Portfolio Expenses
------------------------------------------------------------------------------------------------------------
                          Allstate Advisor Preferred
                      (with No Withdrawal Charge Option)
                    1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------
Costs Based on       $615     $1,836    $3,044     $6,010
Maximum Annual
Portfolio Expenses
------------------------------------------------------------
Costs Based on       $378     $1,153    $1,954     $4,083
Minimum Annual
Portfolio Expenses
------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                 Allstate Advisor                 Allstate Advisor Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $564   $1,692   $2,818    $5,633    $595   $1,778   $2,955    $5,861
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $327   $1,001   $1,705    $3,605    $357   $1,092   $1,855    $3,895
Expenses
------------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred                  Allstate Advisor Preferred
                      (with 5-year Withdrawal Charge Option)      (with 3-year Withdrawal Charge Option)
                     1 Year   3 Years    5 Years    10 Years     1 Year   3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------
Costs Based on
Maximum Annual        $595     $1,778     $2,955      $5,861      $605     $1,807     $2,999      $5,936
Portfolio Expenses
------------------------------------------------------------------------------------------------------------
Costs Based on
Minimum Annual        $357     $1,092     $1,855      $3,895      $367     $1,122     $1,905      $3,990
Portfolio Expenses
------------------------------------------------------------------------------------------------------------
                          Allstate Advisor Preferred
                      (with No Withdrawal Charge Option)
                    1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------
Costs Based on       $615     $1,836    $3,044     $6,010
Maximum Annual
Portfolio Expenses
------------------------------------------------------------
Costs Based on       $378     $1,153    $1,954     $4,083
Minimum Annual
Portfolio Expenses
------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE


                                 16  PROSPECTUS

EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND RIG 2 AND THAT INCOME BASE A IS APPLIED AND THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix G. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximim age of any Contract Owner on the Rider Application Date is currently 75.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b) or with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax


                                 17  PROSPECTUS
advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently are 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. and the Co-Annuitant must be age 79 or younger on the Rider Application Date;
  and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of


                                 18  PROSPECTUS

Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any


                                 19  PROSPECTUS
time prior to the Payout Start Date. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-866-718-9824.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each ALLSTATE ADVISOR PLUS Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment               $  500,000

    1.00% of the purchase payment               $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL,"


                                 20  PROSPECTUS
the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract


                                 21  PROSPECTUS
at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12              N/A         120.0%
---------------------------------------------
       13              N/A         130.0%
---------------------------------------------
       14              N/A         140.0%
---------------------------------------------
       15              N/A         150.0%
---------------------------------------------
       16              N/A         160.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                                   1
Rider Period:                                      10
AB Factor:                                     125.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/14
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/14):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 125.0%
                       = $62,500




                                 22  PROSPECTUS

Example 2: Guarantee Option 2

Guarantee Option:                                   2
Rider Period:                                      15
AB Factor:                                     150.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/19
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "BENEFIT BASE" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix E for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Option with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of


                                 23  PROSPECTUS
your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

                   GUARANTEE OPTION 1                              GUARANTEE OPTION 2
----------------------------------------------------------------------------------------------
* Model Portfolio Option 1                                 * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option          * TrueBalance Conservative Model
* TrueBalance Moderately Conservative Model Portfolio       Portfolio Option
 Option                                                    * TrueBalance Moderately
                                                            Conservative Model Portfolio
                                                            Option
                                                           * TrueBalance Moderate Model
                                                            Portfolio Option
                                                           * TrueBalance Moderately Aggressive
                                                            Model Portfolio Option
                                                           * TrueBalance Aggressive Model
                                                            Portfolio Option
----------------------------------------------------------------------------------------------


Note: The TrueBalance Model Portfolio Options were added to the TrueReturn
Option on May 1, 2005.   TrueBalance model portfolios selected prior to May 1,
2005 may not be used with the TrueReturn Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTIONS 1
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to True Return Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                     MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------
                          20% Category A
                          50% Category B
                          30% Category C
                          0% Category D
--------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)(6)
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
--------------------------------------------------------------------
CATEGORY C
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(2)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
--------------------------------------------------------------------
                                 24 PROSPECTUS

Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
--------------------------------------------------------------------
CATEGORY D
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
--------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATIONS FOR MODEL PORTFOLIO OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small Cap Variable Sub-Account changed its name to the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. The FTVIP Franklin Small Cap Variable Sub-Account, now known as FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the Investment Alternatives: Variable Sub-Accounts section for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.


MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)
The investment requirement s under Model Portfolio Option 2 depend on the effective date of your TrueReturn Option.

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a select group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count


                                 25  PROSPECTUS
against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:

                     MODEL PORTFOLIO OPTION 2
--------------------------------------------------------------------
                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
--------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)(6)
Oppenheimer High Income/VA Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
--------------------------------------------------------------------
CATEGORY C
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(2)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
--------------------------------------------------------------------
CATEGORY D
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
--------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATIONS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction


                                 26  PROSPECTUS
programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

Rider Date on or after October 1, 2004.

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1):

                     MODEL PORTFOLIO OPTION 2
             (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------
                            AVAILABLE
--------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
 (3)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (3)
Lord Abbett Series - Bond-Debenture Sub-Account (3)
Lord Abbett Series - Growth and Income Sub-Account (3)
Lord Abbett Series - Growth Opportunities Sub-Account (3)
Lord Abbett Series - Mid-Cap Value Sub-Account (3)
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account (3)(6)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account& Van Kampen
 UIF U.S. Mid Cap Value, Class II Sub-Account (4)(5)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
--------------------------------------------------------------------
                             EXCLUDED
VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2
--------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (4)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
--------------------------------------------------------------------

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction


                                 27  PROSPECTUS
programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(3) Variable Sub-Account was first offered under the Contract on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.


                                 28  PROSPECTUS

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability


                                 29  PROSPECTUS
and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.


                                 30  PROSPECTUS

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

.. The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix F.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

.. The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit
  Payout Phase is entered and the Accumulation Phase of the Contract ends.

.. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

.. The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

.. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code
  Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

.. If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

.. If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

.. Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


EXAMPLE

BEGINNING OF BENEFIT YEAR 1*
Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000



In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:


                                 31  PROSPECTUS

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000


BEGINNING OF BENEFIT YEAR 2
Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.


INVESTMENT REQUIREMENTS
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to the MODEL PORTFOLIO OPTION available as described below; or

(2)to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest to an available Model Portfolio Option; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------


Note: The TrueBalance Model Portfolio Options were added to the SureIncome Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005 may not be used with the SureIncome Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent


                                 32  PROSPECTUS
percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1,2):

                            Available
-------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account(5)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Van Kampen UIF Mid Cap Growth, Class I Sub-Account & Van Kampen
 UIF Mid Cap Growth, Class II Sub-Account (3)(4)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------
                            Excluded
-------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen
 UIF Equity Growth, Class II Sub-Account (3)(4)
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(2)The Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. Before adding this rider to your Contract, you must transfer any portion of Your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(3)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                 33  PROSPECTUS

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D, as described on page 61, of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
This SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or


                                 34  PROSPECTUS

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 49 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:               EACH PORTFOLIO SEEKS:          INVESTMENT ADVISER:
FTVIP Franklin Growth    Capital appreciation with
 and Income Securities    current income as a
 - Class 2 Sub-Account    secondary goal.
-------------------------------------------------------
FTVIP Franklin Income    To maximize income while
 Securities - Class 2     maintaining prospects for    FRANKLIN ADVISERS, INC.
 Sub-Account              capital appreciation.
-------------------------------------------------------
FTVIP Franklin Large     Capital appreciation
 Cap Growth Securities
 - Class 2 Sub-Account
-------------------------------------------------------
FTVIP Franklin U.S.      Income
 Government - Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Franklin Small      Long-term total return.      FRANKLIN ADVISORY
 Cap Value Securities -                                SERVICES, LLC
 Class 2 Sub-Account
-------------------------------------------------------------------------------
FTVIP Mutual Shares      Capital appreciation with     FRANKLIN MUTUAL
 Securities - Class 2     income as a secondary goal   ADVISERS, LLC
 Sub-Account
FTVIP Templeton          Long-term capital
 Developing Markets       appreciation.                TEMPLETON ASSET
 Securities - Class 2                                  MANAGEMENT LTD.
 Sub-Account
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities - Class 2                                  COUNSEL, LLC
 Sub-Account
-------------------------------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 All Value Sub-Account    and income without
                          excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     High current income and the
 Bond-Debenture           opportunity for capital
 Sub-Account              appreciation to produce a
                          high total return
-------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 Growth and Income        and income without           LORD, ABBETT & CO. LLC
 Sub-Account              excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation
 Growth Opportunities
 Sub-Account
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation through
 Mid-Cap Value            investments, primarily in
 Sub-Account              equity securities, which
                          are believed to be
                          undervalued in the
                          marketplace
-------------------------------------------------------------------------------
Oppenheimer Aggressive   Capital appreciation by
 Growth/VA Sub-Account    investing in ''growth
                          type'' companies.
-------------------------------------------------------
Oppenheimer Balanced/VA  A high total investment
 - Service Shares         return, which includes
 Sub-Account              current income and capital   OPPENHEIMERFUNDS, INC.
                          appreciation in the value
                          of its shares.
Oppenheimer Core         High level of current
 Bond/VA - Service        income. As a secondary
 Shares Sub-Account(1)    objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Oppenheimer Capital      Capital appreciation by
 Appreciation/VA -        investing in securities of
 Service Shares           well-known, established
 Sub-Account              companies.
-------------------------------------------------------------------------------
                                 35 PROSPECTUS

Oppenheimer Global       Long-term capital
 Securities/VA -          appreciation by investing a
 Service Shares           substantial portion of
 Sub-Account              assets in securities of
                          foreign issuers,             OPPENHEIMERFUNDS, INC.
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
-------------------------------------------------------
Oppenheimer High         A high level of current
 Income/VA Sub-Account    income from investment in
                          high-yield fixed-income
                          securities.
-------------------------------------------------------
Oppenheimer Main         High total return (which
 Street(R)/VA - Service   includes growth in the
 Shares Sub-Account       value of its shares as well
                          as current income) from
                          equity and debt securities.
-------------------------------------------------------
Oppenheimer Main Street   Capital appreciation.
 Small Cap(R)/VA -
 Service Shares
 Sub-Account
-------------------------------------------------------
Oppenheimer Strategic    A high level of current
 Bond/VA - Service        income principally derived
 Shares Sub-Account       from interest on debt
                          securities.
-------------------------------------------------------------------------------
Putnam VT The George     To provide a balanced
 Putnam Fund of Boston    investment composed of a
 - Class IB Sub-Account   well diversified portfolio
                          of value stocks and bonds,
                          which produce both capital
                          growth and current income.
-------------------------------------------------------
Putnam VT Global Asset   A high level of long-term
 Allocation - Class IB    total return consistent
 Sub-Account              with preservation of
                          capital.
-------------------------------------------------------
Putnam VT Growth and     Capital growth and current
 Income - Class IB        income.
 Sub-Account
-------------------------------------------------------
Putnam VT Health          Capital appreciation.        PUTNAM INVESTMENT
 Sciences - Class IB                                   MANAGEMENT, LLC
 Sub-Account(2)
-------------------------------------------------------
Putnam VT High Yield -   High current income.
 Class IB Sub-Account     Capital growth is a
                          secondary goal when
                          consistent with achieving
                          high current income.
-------------------------------------------------------
Putnam VT Income -       High current income
 Class IB Sub-Account     consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity - Class IB
 Sub-Account
-------------------------------------------------------
Putnam VT Investors -    Long-term growth of capital
 Class IB Sub-Account     and any increased income
                          that results from this
                          growth.
-------------------------------------------------------
Putnam VT Money Market   As high a rate of current
 - Class IB Sub-Account   income as Putnam Management
                          believes is consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New            Long-term capital
 Opportunities - Class    appreciation.
 IB Sub-Account(2)
-------------------------------------------------------
Putnam VT New Value -    Long-term capital
 Class IB Sub-Account     appreciation.
-------------------------------------------------------
Putnam VT Research -      Capital appreciation.
 Class IB
 Sub-Account(2)
-------------------------------------------------------
Putnam VT Utilities      Capital growth and current
 Growth and Income -      income.
 Class IB
 Sub-Account(2)
-------------------------------------------------------
Putnam VT Vista - Class   Capital appreciation.
 IB Sub-Account
-------------------------------------------------------
Putnam VT Voyager -      Capital appreciation.
 Class IB Sub-Account
-------------------------------------------------------------------------------
Van Kampen LIT           Capital growth                VAN KAMPEN ASSET
 Aggressive Growth,                                    MANAGEMENT
 Class II Sub-Account
-------------------------------------------------------------------------------
                                 36 PROSPECTUS

Van Kampen LIT           Capital growth and income
 Comstock, Class II       through investments in
 Sub-Account              equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
Van Kampen LIT Emerging  Capital appreciation.
 Growth, Class II
 Sub-Account                                           VAN KAMPEN ASSET
                                                       MANAGEMENT
Van Kampen LIT Growth    Long-term growth of capital
 and Income, Class II     and income.
 Sub-Account
Van Kampen LIT Money     Protection of capital and
 Market, Class II         high current income through
 Sub-Account              investments in money market
                          instruments.
                                                       ------------------------
Van Kampen UIF Emerging  High total return by
 Markets Debt, Class II   investing primarily in
 Sub-Account(3)           fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Equity    Capital appreciation and
 and Income, Class II     current income
 Sub-Account(3)
Van Kampen UIF Equity    Long-term capital
 Growth, Class I          appreciation by investing
 Sub-Account & Van        primarily in
 Kampen UIF Equity        growth-oriented equity
 Growth, Class II         securities of large
 Sub-Account (3)(4)       capitalization companies
Van Kampen UIF Global    Long-term capital
 Franchise, Class II      appreciation                  VAN KAMPEN (3)
 Sub-Account(3)
Van Kampen UIF Small     Long-term capital
 Company Growth, Class    appreciation by investing
 II Sub-Account(3)        primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid  Above-average total return
 Cap Value, Class I       over a market cycle of
 Sub-Account & Van        three to five years by
 Kampen UIF U.S. Mid      investing in common stocks
 Cap Value, Class II      and other equity securities
 Sub-Account (3)(4)
-------------------------------------------------------
Van Kampen UIF U.S.      Above average current income
 Real Estate, Class II    and long-term capital
 Sub-Account(3)           appreciation by investing
                          primarily in equity
                          securities of companies in
                          the U.S. real estate
                          industry, including real     ------------------------
                          estate investment trusts
-------------------------------------------------------

(1) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS


                                 37  PROSPECTUS

INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios, which have been prepared by Standard & Poor's Investment Advisory Services LLC ("SPIAS"), represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts exactly according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your sales representative before selecting a TrueBalance model portfolio.

Allstate New York and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

The TrueBalance model portfolios described in this prospectus were prepared by SPIAS, a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. "S&P" and "Standard & Poor's" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Allstate New York. SPIAS is not affiliated with Allstate New York and its affiliates. SPIAS does not provide advice to Allstate New York's Contract Owners. SPIAS does not act as "fiduciary" or as an "investment manager", as defined under ERISA, to any investor.

The TrueBalance program is not endorsed, sold or promoted by SPIAS or its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in the TrueBalance program. The TrueBalance model portfolios described in this document, are only a general guideline. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments for Contract Owners/investors. There is no agreement or understanding that SPIAS will provide advice to any Contract Owner/investor. SPIAS does not take into account any information about any Contract Owner/investor or any Contract Owner's/investor's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners/investors should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. SPIAS makes no warranties, expressed or implied, as to results to be obtained from use of information provided by SPIAS and used in this service, and SPIAS expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect thereto. While SPIAS has obtained information believed to be reliable, SPIAS shall not be liable for any Contract Owner claims or losses of any nature in connection with information contained in this prospectus, including but not limited to, lost profits or punitive or consequential damages, even if it is advised of the possibility of same.


                                 38  PROSPECTUS

Analytic services and products provided by Standard & Poor's are the result of separate activities designed to preserve the independence and objectivity of each analytic process. Standard & Poor's has established policies and procedures to maintain the confidentiality of non-public information received during each analytic process.

Any investment based upon any of these TrueBalance model portfolios should only be made with an understanding of the associated risks. SPIAS is not responsible for suitability with respect to Contract Owners' use of the TrueBalance model portfolios.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

SPIAS may review and analyze the model portfolio periodically and may create new or revised TrueBalance model portfolios at any time. Effective May 1, 2005, Allstate New York will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios prepared by SPIAS or any other firm chosen by Allstate New York. If you are invested in a TrueBalance model portfolio, your registered representative, or the selling broker-dealer for your Contract will notify you of any new or revised TrueBalance model portfolios prepared by SPIAS or any other firm chosen by Allstate New York. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and


                                 39  PROSPECTUS
with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 44.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length


                                 40  PROSPECTUS
over which the transfers are to take place.   We use the term "Transfer Period
Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 44.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


                                 41  PROSPECTUS

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amount under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The


                                 42  PROSPECTUS
minimum amount that can be transferred to the Standard Fixed Account Option is $500. We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-866-718-9824. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
  Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

                                 43  PROSPECTUS

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

.. whether  your  transfers  follow a pattern  that  appears  designed to take advantage of short term market  fluctuations,  particularly  within certain
  Sub-account   underlying  portfolios  that  we  have  identified  as  being susceptible to market timing activities;

.. whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

.. the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. Any Sub-account or transfer restrictions will be uniformly applied.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

     Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.



                                 44  PROSPECTUS

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will

                                 45  PROSPECTUS
not increase the mortality and expense risk change for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of the trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/ or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to Janaury 1, 2004. We impose a separate annual


                                 46  PROSPECTUS

Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account.
 If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.


                                 47  PROSPECTUS

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Preferred Withdrawal Amount. Amounts withdrawn may be subject to applicable taxes.

ALL CONTRACTS We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolio whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 13. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the Portfolios' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.

                                 48  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 50.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 41.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract value to less than $1,000, and no purchase payments have been received for 3 years, we will treat the request as a withdrawal of the entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that your return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-866-718-9824 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.



                                 49  PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 90/TH/ birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of
1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the
                                 50  PROSPECTUS
frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
  Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guaranteed Payment Period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will

                                 51  PROSPECTUS
take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0            1           2           3           4           5           6          7            8+
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor              7%          7%          6%          5%          4%          3%        2%           0%          0%
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%          0%
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor
Preferred with:
------------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal           7%          6%          5%          4%          3%          0%
 Charge Option
------------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal           7%          6%          5%          0%
 Charge Option
------------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge     None
 Option
------------------------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

                                 52  PROSPECTUS

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE ADVISOR CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE ADVISOR PLUS CONTRACTS and ALLSTATE ADVISOR PREFERRED CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. IF you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the


                                 53  PROSPECTUS

Income Protection Benefit Option will apply only to the Income Plan(s) to which the option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Fund Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  Oppenheimer Core Bond/VA - Service Shares Sub-Account (3)

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA - Service Shares Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account



                                 54  PROSPECTUS

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account (2)

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account (2)

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account (4)

  Van Kampen UIF Equity Growth, Class I Sub-Account (4)

  Van Kampen UIF Equity Growth, Class II Sub-Account (1)(4)

  Van Kampen UIF Global Franchise, Class II Sub-Account (4)

  Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (4)

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (1)(4)

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account

  Putnam VT Health Sciences - Class IB Sub-Account (2)

  Putnam VT New Opportunities - Class IB Sub-Account (2)

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account

  Van Kampen LIT Emerging Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)

  Van Kampen UIF Small Company Growth, Class II Sub-Account (4)



(1)Van Kampen UIF Equity Growth, Class II Sub-Accountand the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of the Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments.

(3)Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


                                 55  PROSPECTUS

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to fixed income payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

RIG 1 provides a benefit that is based on a guaranteed interest accumulation.
 RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.



                                 56  PROSPECTUS

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year
  (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5%, and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cummulatively exceed 5%.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.


                                 57  PROSPECTUS

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

You may not add any of the Death Benefit Option(s) to your Contract after Contract issue without our prior

                                 58  PROSPECTUS
approval if you Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 61, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 61, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of

                                 59  PROSPECTUS

  Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Anyexcess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract


                                 60  PROSPECTUS

Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.


OPTION E. EFFECTIVE JULY 1, 2005, for Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occured, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described


                                 61  PROSPECTUS
above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA, or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept the change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or action we take before we accept it. At any time there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

                                 62  PROSPECTUS

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. The CSP may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the CSP may only be added when we issue the Contract or within 6 months of the beneficial owner's marriage. We may require proof of marriage in a form satisfactory to us. Currenlty, you may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract


                                 63  PROSPECTUS
was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT. This section applies if:

.. The CSP Conditions are met.

.. The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. We have received proof satisfactory to us that the Co-Annuitant has died.

.. The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

.. The Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.

We believe the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts for prototype approval with the IRS.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account

                                 64  PROSPECTUS
in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of the Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/ trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION.
Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate New York in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.25% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered


                                 65  PROSPECTUS
representatives. For more information on the compensation associated with this Contract that your registered representative or his or her bank or brokerage firm may receive, please consult your registered representative.

Allstate New York does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
Foley & Lardner, LLP, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




                                 66  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 67  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 68  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the


                                 69  PROSPECTUS

U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The


                                 70  PROSPECTUS

Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or


                                 71  PROSPECTUS
resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or


                                 72  PROSPECTUS

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).




                                 73  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 74  PROSPECTUS

APPENDIX A                                                           ALLSTATE
ADVISOR CONTRACT COMPARISON CHART

            Feature                     Advisor            Advisor Plus                         Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             5-year Withdrawal  3-year Withdrawal    No Withdrawal
                                                                               Charge Option      Charge Option      Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS            - Standard Fixed       - Dollar Cost        - Dollar Cost      - Dollar Cost            None
                                 Account Option         Averaging Fixed      Averaging Fixed    Averaging Fixed
                                 with1, 3, 5,           Account Options      Account Options    Account Options
                                 and 7 year             with 3 to 12         with 3 to 12       with 3 to 12
                                 Guarantee              month                month              month
                                 Periods                Transfer Periods     Transfer Periods   Transfer Periods
                                 - Dollar Cost
                                 Averaging Fixed
                                 Account Options
                                 with 3 to 12
                                 month
                                 Transfer Periods
                                 --------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT                                       up to 5% depending        None                None              None
                                                         on issue age and
                                         None            amount of
                                                         purchase payments
                                                                             ------------------------------------------------------

-----------------------------------------------------------------------------
MORTALITY AND EXPENSE                    1.10%                 1.40%               1.40%              1.50%              1.60%
RISK CHARGE
(BASE CONTRACT)
-----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                 7/ 7/ 6/ 5/ 4/ 3/ 2   8.5/ 8.5/ 8.5/ 7.5/    7/ 6/ 5/ 4/ 3          7/ 6/ 5            None
(% OF PURCHASE                                            6.5/ 5.5/ 4/2.5
PAYMENT)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                                 75  PROSPECTUS

APPENDIX B                                                             EXAMPLE
OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 76  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                         Income Benefit Amount

                                                                                         --------------5%-------
                                                                                                 Roll-Up Value

                                       Beginning                Contract      Maximum    --------------------------------
                       Type of         Contract   Transaction  Value After  Anniversary       Advisor and
     Date             Occurrence         Value      Amount     Occurrence      Value           Preferred          Plus

-------------------------------------------------------------------------------------------------------------------------
    1/1/04                              $55,000           _      $55,000      $55,000           $52,500          $54,600
                 Contract Anniversary
-------------------------------------------------------------------------------------------------------------------------
    7/1/04        Partial Withdrawal    $60,000     $15,000      $45,000      $41,250           $40,176          $40,859
-------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


                                                Advisor and Preferred     Plus
---------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY
VALUE INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to             (c)                   $55,000           $55,000
Partial Withdrawal
---------------------------------------------------------------------------------
Withdrawal Adjustment       [(a)/(b)]*(c)              $13,750           $13,750
---------------------------------------------------------------------------------
Adjusted Income                                        $41,250           $41,250
Benefit
---------------------------------------------------------------------------------

5% ROLL-UP VALUE
INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR
DOLLAR PORTION
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to
Partial Withdrawal
(assumes half years
worth of interest on
$52,500 and $54,600,             (c)                   $53,786           $55,937
respectively)
---------------------------------------------------------------------------------
Partial Withdrawal
Amount (Corridor = 5%
of Roll-Up Value on              (d)                   $ 2,625           $ 2,730
1/1/04)
---------------------------------------------------------------------------------
Dollar for Dollar
Withdrawal Adjustment
(discounted for a half
year's worth of         (e) = (d) * 1.05 ^-0.5         $ 2,562           $ 2,664
interest)
---------------------------------------------------------------------------------
Contract Value After      (b/'/) = (b) - (d)           $57,375           $57,270
Step 1
---------------------------------------------------------------------------------
Adjusted Income           (c/'/) = (c) - (e)           $51,224           $53,273
benefit After Step 1
---------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL
PORTION
---------------------------------------------------------------------------------
Partial Withdrawal        (a/'/) = (a) - (d)           $12,375           $12,270
Amount
---------------------------------------------------------------------------------
Proportional              (a/'/) / (b/'/) *            $11,048           $11,414
Adjustment                      (c/'/)
---------------------------------------------------------------------------------
Contract Value After                                   $45,000           $45,000
Step 2
---------------------------------------------------------------------------------
Adjusted Income                                        $40,176           $41,859
Benefit After Step 2
---------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 77  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                Death Benefit Amount

                                                                          -------Purchase----------------------
                                                                              Payment Value

                                     Beginning                Contract    ------------------------   Maximum
                  Type of            Contract   Transaction  Value After  Advisor and              Anniversary
 Date            Occurrence            Value      Amount     Occurrence    Preferred      Plus        Value

---------------------------------------------------------------------------------------------------------------
1/1/05      Contract Anniversary      $55,000           _      $55,000      $50,000     $52,000      $55,000
---------------------------------------------------------------------------------------------------------------
7/1/05       Partial Withdrawal       $60,000     $15,000      $45,000      $37,500     $39,000      $41,250
---------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)] * (c)    $12,500     $13,000
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 78  PROSPECTUS

APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)


                                                                          Benefit Base
                                                                      ----------------------
                                 Beginning                Contract
                Type of          Contract   Transaction  Value After  Advisor and
 Date          Occurrence          Value      Amount     Occurrence    Preferred     Plus
--------------------------------------------------------------------------------------------
1/2/05    Contract Anniversary    $55,000           _      $55,000      $50,000     $52,000
--------------------------------------------------------------------------------------------
7/2/05     Partial Withdrawal     $60,000     $15,000      $45,000      $37,500     $39,000
--------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                         Advisor and
                                                                          Preferred     Plus
-----------------------------------------------------------------------------------------------
BENEFIT BASE
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                               (a)                $15,000     $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal  (b)                $60,000     $60,000
-----------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial      (c)                $50,000     $52,000
Withdrawal
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)] * (c)    $12,500     $13,000
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500     $39,000
-----------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 79  PROSPECTUS

APPENDIX F - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).


                                 80  PROSPECTUS

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).






                                 81  PROSPECTUS

APPENDIX G - ACCUMULATION UNIT VALUES
ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                             2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.740   $ 13.475
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.475   $ 14.713
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  58,990    204,875
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     90,650
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.533
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     15,224
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.082   $ 14.653
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.653   $ 17.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,758     73,560
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     61,845
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.640   $ 12.765
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.765   $ 14.192
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  34,079    195,876
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.720   $ 16.979
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 16.979   $ 20.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,105     13,956
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.417   $ 13.683
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.683   $ 16.009
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  16,509     75,252
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.920
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,908
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.370
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     16,840
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,850
-------------------------------------------------------------------------------
                                 82 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.153
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,040
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.136
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     11,776
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.377   $ 12.468
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.468   $ 14.698
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  14,742     39,543
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.147   $ 13.176
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.176   $ 14.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,774    106,902
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.118
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      9,042
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 12.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.323   $ 12.968
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  27,656    148,966
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.118   $ 14.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.323   $ 16.808
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,567     47,640
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.773   $ 13.039
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.039   $ 13.995
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,440    131,945
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.500   $ 12.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.713   $ 13.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  43,584    255,471
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.751   $ 14.755
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.755   $ 17.358
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  24,204     64,945
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.287   $ 12.213
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.213   $ 13.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  23,303    269,539
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.720   $ 12.158
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.158   $ 12.986
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,417     65,976
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.789   $ 12.510
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.510   $ 13.473
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,281     34,642
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.032   $ 13.589
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.589   $ 14.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  21,749     72,698
-------------------------------------------------------------------------------
                                 83 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.270   $ 11.373
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.373   $ 12.026
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,093     15,886
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.907   $ 13.428
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.428   $ 14.652
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,926     62,680
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.393   $ 10.507
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.507   $ 10.832
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  25,216     96,425
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.612   $ 13.465
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.465   $ 15.444
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,250     18,763
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.729   $ 13.072
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.072   $ 14.534
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,343     11,554
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $  9.972   $  9.914
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.914   $  9.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 124,377    180,337
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.018   $ 13.580
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.580   $ 14.787
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,471     10,856
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.361   $ 14.664
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.664   $ 16.708
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,023     33,181
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.879   $ 13.177
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.177   $ 13.990
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,046     26,263
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.687   $ 14.145
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.145   $ 16.978
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,786     10,197
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.836   $ 13.646
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.646   $ 15.976
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,838     13,285
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.616   $ 12.475
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.475   $ 12.934
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  29,535     74,604
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.153
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     28,174
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.366
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     44,186
-------------------------------------------------------------------------------
                                 84 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $  9.964   $ 11.811
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.811   $ 12.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,598     30,064
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.816   $ 13.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.437   $ 15.137
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  39,792    106,341
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.000   $  9.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0    208,908
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 12.333   $ 13.960
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.960   $ 15.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     922     67,937
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.989
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     20,456
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     29,966
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.760
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      6,727
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.000   $ 11.131
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0     19,501
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 13.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.621   $ 15.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7.395     18,457
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.330
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     74,414
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     33,800
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.420   $ 14.601
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.601   $ 19.611
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,478    101,563
-------------------------------------------------------------------------------

* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.


                                 85  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                 86  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION
UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                             2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.731   $ 13.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.446   $ 14.651
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,540    172,132
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.248
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     89,451
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.528
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      9,855
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.073   $ 14.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.621   $ 17.823
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,030     52,488
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     61,220
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.631   $ 12.737
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.737   $ 14.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  30,751    159,828
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.710   $ 16.942
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $16.942   $ 20.814
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,499     15,609
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.408   $ 13.653
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.653   $ 15.942
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,941     38,894
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.915
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,980
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      8,723
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     19,310
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.147
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     11,695
-------------------------------------------------------------------------------
                                 87 PROSPECTUS

LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     14,986
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.368   $ 12.440
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.440   $ 14.636
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,808     26,200
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.138   $ 13.148
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.148   $ 14.220
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,449     83,539
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     16,905
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 12.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.306   $ 12.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,453    127,147
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.110   $ 14.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.292   $ 16.737
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,286     41,279
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.763   $ 13.010
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.010   $ 13.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,133    124,970
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.492   $ 12.685
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.685   $ 13.639
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  68,166    260,942
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.742   $ 14.723
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.723   $ 17.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,236     67,603
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.277   $ 12.186
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.186   $ 13.017
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  25,173    272,494
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.711   $ 12.132
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.132   $ 12.932
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,613     58,341
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.780   $ 12.483
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.483   $ 13.417
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,569     38,196
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.023   $ 13.559
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.559   $ 14.841
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  13,057     39,783
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.261   $ 11.348
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.348   $ 11.976
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,131     15,588
-------------------------------------------------------------------------------
                                 88 PROSPECTUS

PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.897   $ 13.398
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.398   $ 14.590
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  14,771     36,348
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.384   $ 10.484
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.484   $ 10.786
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,088     73,309
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.603   $ 13.436
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.436   $ 15.379
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,905     14,508
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.720   $ 13.044
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.044   $ 14.474
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,540      4,231
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.964   $  9.893
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $ 9.893   $  9.809
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,032    135,833
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.009   $ 13.550
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.550   $ 14.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,696      5,219
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.351   $ 14.632
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.632   $ 16.638
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,287     29,755
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.870   $ 13,148
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13,148   $ 13.932
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,862      7,196
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.678   $ 14.114
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.114   $ 16.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,762      7,345
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.827   $ 13.616
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.616   $ 15.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,876      5,837
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.607   $ 12.448
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.448   $ 12.880
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,441     52,167
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.138
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,017
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.351
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     41,975
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.956   $ 11.785
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.785   $ 12.396
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  12,895     24,623
-------------------------------------------------------------------------------
                                 89 PROSPECTUS

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.807   $ 13.408
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.408   $ 15.073
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  19,668     73,105
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $  9.905
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0    164,507
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $12.323   $ 13.929
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.929   $ 15.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     559     36,546
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.974
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     15,260
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     13,966
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.745
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,639
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $ 11.109
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0     39,591
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 13.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.603   $ 15.939
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,743     11,617
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.314
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     51,414
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.308
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     32,039
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.411   $ 14.569
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.569   $ 19.529
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,294     64,474
-------------------------------------------------------------------------------


* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts woth the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for


                                 90  PROSPECTUS
new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                 91  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                            2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.722   $ 13.425
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.425   $ 14.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 15,765     39,461
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      9,543
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --     16,194
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.064   $ 14.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.599   $ 17.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  2,608      7,160
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      7,382
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.622   $ 12.718
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.718   $ 14.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 10,882     41,501
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.700   $ 16.917
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $16.917   $ 20.762
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    554      4,297
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.400   $ 13.633
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.633   $ 15.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  2,692     11,511
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --         46
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      4,710
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      6,243
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.144
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      2,017
-------------------------------------------------------------------------------
                                 92 PROSPECTUS

LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      3,436
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.360   $ 12.422
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.422   $ 14.600
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  6,147     13,300
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.129   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.128   $ 14.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 12,769     48,753
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      2,373
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.000   $ 12.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.298   $ 12.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 11,790     46,703
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.101   $ 14.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.270   $ 16.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  9,338     19,076
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.753   $ 12.991
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.991   $ 13.901
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  5,683     40,660
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.483   $ 12.666
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.666   $ 13.604
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 23,844     97,326
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.734   $ 14.701
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.701   $ 17.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  3,115     16,343
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.268   $ 12.168
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.168   $ 12.984
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 22,749    131,970
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.702   $ 12.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.113   $ 12.889
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 16,956     22,069
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.771   $ 12.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.464   $ 13.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  1,222     11,123
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.013   $ 13.539
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.539   $ 14.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  9,617     12,531
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.252   $ 11.331
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $11.331   $ 11.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0      1,333
-------------------------------------------------------------------------------
                                 93 PROSPECTUS

PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.887   $ 13.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.378   $ 14.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  2,949     13,220
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.375   $ 10.469
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $10.469   $ 10.759
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  8,440     27,952
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.595   $ 13.416
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.416   $ 15.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0      5,004
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.712   $ 13.024
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.024   $ 14.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  2,956      1,978
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 9.956   $  9.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 9.878   $  9.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  9,964     48,343
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.999   $ 13.530
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.530   $ 14.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  1,552      1,764
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.342   $ 14.610
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.610   $ 16.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  1,308     13,085
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.861   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.128   $ 13.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    134        793
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.668   $ 14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.093   $ 16.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0      1,623
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.818   $ 13.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.596   $ 15.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    525      9,111
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.598   $ 12.429
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.429   $ 12.847
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  7,367     22,505
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --     15,043
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      5,690
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 9.947   $ 11.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $11.767   $ 12.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    161      5,174
-------------------------------------------------------------------------------
                                 94 PROSPECTUS

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.799   $ 13.388
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.388   $ 15.035
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 10,038     29,197
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $10.000   $  9.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0     49,718
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $12.312   $ 13,908
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13,908   $ 15.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0     14,204
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.967
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      4,509
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      7,512
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000-
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      1,295
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $10.000   $ 11.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0      3,452
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.000   $ 13.593
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.593   $ 15.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  1,270      4,625
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --     21,692
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --     15,577
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.401   $ 14.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.547   $ 19.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  3,983     21.567
-------------------------------------------------------------------------------

* The Allstate Advisor Pluis Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If,


                                 95  PROSPECTUS
prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                 96  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                             2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.713   $ 13.396
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.396   $ 14.553
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  19,019     72,581
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     37,246
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     14,983
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.054   $ 14,567
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14,567   $ 17.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,356     31,226
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --    29,2998
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.613   $ 12.690
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.690   $ 14.038
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,215     73,290
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.691   $ 16.880
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $16.880   $ 20.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,730     11,879
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.391   $ 13.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.603   $ 15.835
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,663     13,085
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        621
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      6,906
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        692
-------------------------------------------------------------------------------
                                 97 PROSPECTUS

LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        809
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.351   $ 12.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.395   $ 14.538
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     468     11,274
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.119   $ 13.099
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.099   $ 14.124
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,140     38,219
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,136
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 12.281
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.281   $ 12.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,103     63,965
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.093   $ 14.239
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.239   $ 16.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,607     22,888
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.744   $ 12.962
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.962   $ 13.842
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,638     67,797
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.474   $ 12.638
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.638   $ 13.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  30,719     93,773
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.725   $ 14.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.668   $ 17.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,202     23,216
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.258   $ 12.141
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.141   $ 12.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  28,955    183,590
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.693   $ 12.087
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.087   $ 12.845
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,821     36,576
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.762   $ 12.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.437   $ 13.327
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,368      6,687
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.004   $ 13.509
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.509   $ 14.742
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,099     18,449
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.244   $ 11.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.306   $ 11.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,582      8,796
-------------------------------------------------------------------------------
                                 98 PROSPECTUS

PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.877   $ 13.349
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.349   $ 14.492
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,720     43,500
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.367   $ 10.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.446   $ 10.714
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,126     40,764
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.586   $ 13.386
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.386   $ 15.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     879      8,826
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.703   $ 12.996
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.996   $ 14.376
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,370      3,830
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.947   $  9.856
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $ 9.856   $  9.743
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  22,022     89,346
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.990   $ 13.500
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.500   $ 14.625
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      2,678
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.332   $ 14.578
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.578   $ 16.526
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,336     28,118
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.852   $ 13.100
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.100   $ 13.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     210      7,548
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.658   $ 14.062
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.062   $ 16.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,036      8,484
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.809   $ 13,566
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13,566   $ 15.802
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,571      4,065
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.589   $ 12.402
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.402   $ 12.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,936     17,771
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     10,036
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.328
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     18,778
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.939   $ 11.741
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.741   $ 12.313
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,257     11,918
-------------------------------------------------------------------------------
                                 99 PROSPECTUS

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.790   $ 13.359
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.359   $ 14.972
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,493     58,139
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $  9.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0     90,608
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $12.302   $ 13.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.878   $ 15.003
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     567     16,266
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     12,001
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     21,889
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     17,816
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $ 11.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0     16,971
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 13.575
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.575   $ 15.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,805      5,339
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     27,313
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     19,384
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.392   $ 14.515
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.515   $ 19.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,551     44,007
-------------------------------------------------------------------------------

* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for


                                100  PROSPECTUS
new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                101  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                             2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.722   $ 13.425
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.425   $ 14.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,771      5,487
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,755
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.064   $ 14.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.599   $ 17.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     768      1,546
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        481
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.622   $ 12.718
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.718   $ 14.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,666      7,951
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.700   $ 16.917
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $16.917   $ 20.762
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0        245
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.400   $ 13.633
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.633   $ 15.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     186      1,237
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        202
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        176
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        132
-------------------------------------------------------------------------------
                                 102 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.144
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,510
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      6,867
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.360   $ 12.422
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.422   $ 14.600
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     347        490
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.129   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.128   $ 14.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     232        701
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 12.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.298   $ 12.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,438      6,807
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.101   $ 14.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.270   $ 16.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     279        267
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.753   $ 12.991
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.991   $ 13.901
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     115      3,713
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.483   $ 12.666
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.666   $ 13.604
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     199      3,073
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.734   $ 14.701
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.701   $ 17.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,434
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.268   $ 12.168
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.168   $ 12.984
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     121     12,205
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.702   $ 12.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.113   $ 12.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,611      2,599
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.771   $ 12.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.464   $ 13.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      6,630
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.013   $ 13.539
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.539   $ 14.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,364      1,359
-------------------------------------------------------------------------------
                                 103 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.252   $ 11.331
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.331   $ 11.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     963        964
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.887   $ 13.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.378   $ 14.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,090     10,307
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.375   $ 10.469
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.469   $ 10.759
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,528      7,152
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.595   $ 13.416
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.416   $ 15.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0        299
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.712   $ 13.024
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.024   $ 14.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     193        348
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.956   $  9.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $ 9.878   $  9.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     794      4,927
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.999   $ 13.530
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.530   $ 14.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     181        192
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.342   $ 14.610
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.610   $ 16.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     178      2,252
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.861   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.128   $ 13.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     235        241
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.668   $ 14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.093   $ 16.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     109        108
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.818   $ 13.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.596   $ 15.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,476      1,974
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.598   $ 12.429
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.429   $ 12.847
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     573        970
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      7,638
-------------------------------------------------------------------------------
                                 104 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.947   $ 11.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.767   $ 12.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     204      2,807
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.799   $ 13.388
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.388   $ 15.035
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     949      3,543
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $  9.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      3,754
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $12.312   $ 13.908
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.908   $ 15.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      1,067
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $10..967
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,720
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      1,065
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $ 11.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      3,301
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 13.593
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.593   $ 15.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     404        473
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        773
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.401   $ 14.908
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.908   $ 19.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0        733
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


                                105  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                106  PROSPECTUS

ALLSTATE ADVISOR PREFERRED WITH 5 YEAR WITHDRAWAL CHARGE CONTRACTS:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.713   $13.396
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.396   $14.553
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,264     3,823
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        21
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       855
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.054   $14.567
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.567   $17.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      976     2,767
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       948
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.613   $12.690
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.690   $14.038
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,867    10,739
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.691   $16.880
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.880   $20.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      350       336
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.391   $13.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.603   $15.835
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      784     1,205
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       231
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
                                 107 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,613
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.351   $12.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.395   $14.538
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,411
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.119   $13.099
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.099   $14.124
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,730     5,437
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       154
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.281
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.281   $12.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     5,193
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.093   $14.239
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.239   $16.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       522
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.744   $12.962
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.962   $13.842
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,202     5,536
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.474   $12.638
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.638   $13.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,312     4,625
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.725   $14.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.668   $17.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,224     3,051
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.258   $12.141
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.141   $12.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,492     7,464
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.694   $12.087
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.087   $12.845
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,249     4,287
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.762   $12.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.437   $13.327
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,233
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.004   $13.509
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.509   $14.742
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,064     1,630
-------------------------------------------------------------------------------
                                 108 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.244   $11.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.306   $11.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      945       939
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.877   $13.349
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.349   $14.492
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,746     5,128
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.367   $10.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.446   $10.714
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,018     3,716
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.586   $13.386
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.386   $15.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,111     1,738
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.703   $12.996
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.996   $14.376
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.947   $ 9.856
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.856   $ 9.743
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,544     4,596
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.990   $13.500
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.500   $14.625
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,055     1,047
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.332   $14.578
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.578   $16.526
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,132
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.852   $13.100
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.100   $13.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.658   $14.062
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.062   $16.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,542     1,597
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.809   $13.566
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.566   $15.802
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      742       738
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.589   $12.402
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.402   $12.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      564       564
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.328
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     4,453
-------------------------------------------------------------------------------
                                 109 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.939   $11.741
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.741   $12.313
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       52     3,902
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.789   $13.359
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.359   $14.972
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       95     3,697
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     4,203
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.302   $13.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.878   $15.003
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       219
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,343
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       744
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     3,348
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,934
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.575
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.575   $15.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      388       712
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.392   $14.515
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.515   $19.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       43       530
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Mav Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


                                110  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                111  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.716   $13.409
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.409   $14.582
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    8,432    3,7104
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.233
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       605
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.523
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.057   $14.581
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.581   $17.739
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,965    14,861
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.246
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     6,487
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.616   $12.703
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.703   $14.065
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   19,729    48,032
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.694   $16.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.896   $20.715
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,361     6,424
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.394   $13.616
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.616   $15.866
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,224    14,254
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.360
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.893
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
                                 112 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.141
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       668
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.124
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       291
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.354   $12.406
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.406   $14.567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,985     6,140
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.122   $13.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.112   $14.152
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      846    20,785
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.108
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.289
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.289   $12.881
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,673    40,711
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.096   $14.253
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.253   $16.657
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,390    15,013
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.747   $12.975
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.975   $13.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,456    27,387
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.477   $12.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.650   $13.574
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   24,286    53,985
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.728   $14.682
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.682   $17.203
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   18,897    21,948
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.262   $12.153
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.153   $12.955
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,897    38,272
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.696   $12.098
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.098   $12.870
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7,365    13,878
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.765   $12.448
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.448   $13.353
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,167    33,396
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.007   $13.522
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.522   $14.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,526    12,596
-------------------------------------------------------------------------------
                                 113 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.247   $11.317
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.317   $11.919
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,155     5,082
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.881   $13.362
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.362   $14.521
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,724     8,446
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.370   $10.456
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.456   $10.735
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,326    24.136
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.589   $13.399
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.399   $15.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,101     3,843
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.706   $13.008
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.008   $14.405
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,838     2,448
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.950   $ 9.865
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.865   $ 9.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,133    20,407
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.993   $13.513
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.513   $14.654
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,502    10,471
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.336   $14.592
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.592   $16.559
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,804     5,708
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.855   $13.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       13.112   $13.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,836     2,945
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.662   $14.075
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.075   $16.826
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      297       296
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.812   $13.579
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.579   $15.833
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,377      2667
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.592   $12.414
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.414   $12.818
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,811    21,830
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    23,846
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     7,590
-------------------------------------------------------------------------------
                                 114 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.942   $11.753
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.753   $12.337
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,104     6,517
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.793   $13.371
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.371   $15.002
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,839    21,593
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    20,550
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.306   $13.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.891   $15.033
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7,725     4,608
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,575
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.756
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     6,134
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.731
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       817
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.086
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       624
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.584
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.584   $15.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,839     2,737
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.299
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    13,277
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     1,344
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.395   $14.529
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.529   $19.436
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,964    15,507
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.


                                115  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                116  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.707   $13.380
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.380   $14.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   15,810    28,856
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     3,422
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.517
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.048   $14.549
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.549   $17.664
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,721    13,182
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.232
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       873
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.608   $12.675
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.675   $14.006
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   34,893    55,224
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.684   $16.859
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.859   $20.628
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,139     3,004
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.385   $13.586
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.586   $15.799
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,279     8,903
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       600
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.355
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.888
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        14
-------------------------------------------------------------------------------
                                 117 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.136
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.119
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       262
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.345   $12.379
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.379   $14.505
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,786    19,546
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.113   $13.083
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.083   $14.093
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,676     5,519
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.102
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.273
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.273   $12.837
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   22,984    42,490
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.087   $14.222
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.222   $16.587
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,837    19,736
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.737   $12.946
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.946   $13.811
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,398    14,522
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.468   $12.623
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.623   $13.517
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   30,068    35,349
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.719   $14.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.650   $17.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,694     8,506
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.252   $12.126
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.126   $12.900
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   16,382    25,105
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.687   $12.072
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.072   $12.816
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,452    19,743
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.757   $12.421
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.421   $13.297
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      379     9,858
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.998   $13.493
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.493   $14.709
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7.676    19,398
-------------------------------------------------------------------------------
                                 118 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.238   $11.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.292   $11.868
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,293     4,800
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.871   $13.333
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.333   $14.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    8,249    10,766
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.361   $10.433
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.433   $10.689
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   19,681    45,714
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.580   $13.370
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.370   $15.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,371     6,108
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.697   $12,980
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12,980   $14.344
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,815     2,184
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.942   $ 9.844
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.844   $ 9.721
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,867    24,165
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.984   $13.484
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.484   $14.592
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,012     5,503
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.326   $14.560
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.560   $16.489
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     3,629
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.846   $13.083
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.083   $13.807
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,456     1,474
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.652   $14.045
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.045   $16.755
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      133     1,306
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.803   $13.549
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.549   $15.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,258     1,226
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.583   $12.387
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.387   $12.764
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,451    14,037
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.107
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     7,041
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.320
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     4,856
-------------------------------------------------------------------------------
                                 119 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.934   $11.727
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.727   $12.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,703     8,321
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.784   $13.342
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.342   $14.938
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   12,658    19,866
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    10.937
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.295   $13.861
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.861   $14.969
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,899     3,509
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.944
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     5,396
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     9,501
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.716
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       655
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.064
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     6,609
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.566
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.566   $15.831
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      923     2,519
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.283
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    32,829
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.277
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     4,582
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.385   $14.497
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.497   $19.354
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      985     5,419
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and with theMAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.


                                120  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                121  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.710   $13.392
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.392   $14.549
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      299     4,495
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     9,968
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.051   $14.563
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.563   $17.699
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      278     1,636
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    13,046
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.611   $12.687
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.687   $14.034
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,594     3,383
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.687   $16.875
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.875   $20.668
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      159       322
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.388   $13.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.599   $15.830
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      610     1,194
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     1,321
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
                                 122 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.348   $12.391
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.391   $14.534
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.116   $13.095
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.095   $14.121
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,244
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.281
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.281   $12.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      524     4,906
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.090   $14.235
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.235   $16.620
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,886
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.740   $12.959
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.959   $13.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      608     1,588
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.471   $12.635
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.635   $13.543
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,491     2,943
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.722   $14.664
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.664   $17.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      562       660
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.255   $12.138
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.138   $12.926
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,996     7,818
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.690   $12.084
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.084   $12.841
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,053     2,049
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.760   $12.433
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.433   $13.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.001   $13.506
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.506   $14.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      587       622
-------------------------------------------------------------------------------
                                 123 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.241   $11.303
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.303   $11.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.874   $13.345
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.345   $14.488
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,578     2,680
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.364   $10.443
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.443   $10.711
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,440    10,371
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.583   $13.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.383   $15.272
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      196       190
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.700   $12.992
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.992   $14.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.945   $ 9.853
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.853   $ 9.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,229     5,749
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.987   $13.497
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.497   $14.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0        27
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.329   $14.574
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.574   $16.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       204
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.849   $13.096
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.096   $13.834
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.655   $14.058
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.058   $16.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.806   $13.562
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.562   $15.798
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.586   $12.398
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.398   $12.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      508       546
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.328
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     1,533
-------------------------------------------------------------------------------
                                 124 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.936   $11.738
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.738   $12.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       274
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.787   $13.355
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.355   $14.968
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         3
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.299   $13.874
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.874   $14.999
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         3
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       224
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       398
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       942
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       961
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.575
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.575   $15.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.389   $14.511
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.511   $19.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       357
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


                                125  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                126  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.701   $13.363
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.363   $14.487
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,473
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     1,470
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.042   $14.531
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.531   $17.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,879     2,012
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       983
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.602   $12.659
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.659   $13.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      469     1,298
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.678   $16.838
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.838   $20.581
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       97
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.380   $13.569
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.569   $15.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      418
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.901
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.352
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
                                 127 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.116
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.340   $12.364
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.364   $14.473
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,695     2,138
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.107   $13.067
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.067   $14.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,541     3,194
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.100
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.264
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.264   $12.815
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,250     7,501
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.082   $14.204
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.204   $16.550
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,801     3,743
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.731   $12.930
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.930   $13.870
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      858     1,897
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.463   $12.607
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.607   $13.486
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      909     1,042
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.713   $14.632
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.632   $17.092
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      212       227
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.246   $12.111
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.111   $12.871
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      458     4,682
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.681   $12.057
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.057   $12.787
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.751   $12.406
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.406   $13.267
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       995
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.992   $13.476
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.476   $14.675
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
                                 128 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.233   $11.278
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.278   $11.842
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      255       276
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.864   $13.316
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.316   $14.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.355   $10.420
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.420   $10.665
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      528     4,335
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.574   $13.353
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.353   $15.207
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.691   $12.964
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.964   $14.312
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.936   $ 9.832
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.832   $ 9.699
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,549     1,541
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.978   $13.467
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.467   $14.560
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.320   $14.542
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.542   $16.452
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,192     1,486
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.840   $13.067
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       13.067    13.776
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.645   $14.027
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.027   $16.718
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.797   $13.532
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.532   $15.731
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       122
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.577   $12.371
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.371   $12.735
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.100
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       397
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.312
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       597
-------------------------------------------------------------------------------
                                 129 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.928   $11.712
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.712   $12.257
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       505
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.778   $13.326
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.326   $14.905
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,738     4,603
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.855
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       776
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.289   $13.844
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.844   $14.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      106       223
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.937
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.734
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.709
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.052
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       349
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.556
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.556   $15.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,212     1,397
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --      3907
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.269
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.379   $14.479
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.479   $19.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      205       937
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.


                                130  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                131  PROSPECTUS

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-632-3492               PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. Allstate Advisor        . Allstate Advisor Plus   . Allstate Advisor Preferred
--------------------------------------------------------------------------------


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 45* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests in shares of the following mutual funds ("FUNDS") :

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS  PUTNAM VARIABLE TRUST (CLASS IB)
 TRUST (CLASS 2)                                VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
LORD ABBETT SERIES FUND, INC.(CLASS VC)         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS(SERVICE       (CLASS I & II)
 SHARES)


Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

*Up to 49 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 37 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 74 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.




                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 17
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         17
--------------------------------------------------------------------------------
  Purchases                                                             19
--------------------------------------------------------------------------------
  Contract Value                                                        21
--------------------------------------------------------------------------------
  Investment Alternatives                                               35
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          35
--------------------------------------------------------------------------------
     The Fixed Account Options                                          40
--------------------------------------------------------------------------------
     Transfers                                                          42
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              45
--------------------------------------------------------------------------------
  Access to Your Money                                                  49
--------------------------------------------------------------------------------
  Income Payments                                                       50
--------------------------------------------------------------------------------
  Death Benefits                                                        58
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      64
--------------------------------------------------------------------------------
  Taxes                                                                 67
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   74
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  75
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                   76
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                77
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 78
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 79
--------------------------------------------------------------------------------
APPENDIX F-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    80
--------------------------------------------------------------------------------
APPENDIX G-ACCUMULATION UNIT VALUES                                     82
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               22
--------------------------------------------------------------------------------
Accumulation Benefit                                                    22
--------------------------------------------------------------------------------
Accumulation Phase                                                      9
--------------------------------------------------------------------------------
Accumulation Unit                                                       17
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 17
--------------------------------------------------------------------------------
Allstate New York ("We")                                                1
--------------------------------------------------------------------------------
Annuitant                                                               18
--------------------------------------------------------------------------------
Automatic Additions Program                                             20
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 44
--------------------------------------------------------------------------------
Beneficiary                                                             18
--------------------------------------------------------------------------------
Benefit Base                                                            6
--------------------------------------------------------------------------------
Benefit Payment                                                         30
--------------------------------------------------------------------------------
Benefit Payment Remaining                                               30
--------------------------------------------------------------------------------
Benefit Year                                                            30
--------------------------------------------------------------------------------
Co-Annuitant                                                            18
--------------------------------------------------------------------------------
*Contract                                                               1
--------------------------------------------------------------------------------
Contract Anniversary                                                    6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  9
--------------------------------------------------------------------------------
Contract Value                                                          1
--------------------------------------------------------------------------------
Contract Year                                                           7
--------------------------------------------------------------------------------
Credit Enhancement                                                      1
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           44
--------------------------------------------------------------------------------
Due Proof of Death                                                      58
--------------------------------------------------------------------------------
Fixed Account Options                                                   1
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        22
--------------------------------------------------------------------------------
Guarantee Period Account                                                41
--------------------------------------------------------------------------------
Income Base                                                             6
--------------------------------------------------------------------------------
Income Plan                                                             9
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        6
--------------------------------------------------------------------------------
Investment Alternatives                                                 1
--------------------------------------------------------------------------------
IRA Contract                                                            6
--------------------------------------------------------------------------------
Issue Date                                                              9
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    6
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Payout Phase                                                            9
--------------------------------------------------------------------------------
Payout Start Date                                                       9
--------------------------------------------------------------------------------
Portfolios                                                              1
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             48
--------------------------------------------------------------------------------
Qualified Contract                                                      62
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     6
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         8
--------------------------------------------------------------------------------
Rider Anniversary                                                       22
--------------------------------------------------------------------------------
Rider Application Date                                                  17
--------------------------------------------------------------------------------
Rider Date                                                              22
--------------------------------------------------------------------------------
Rider Fee                                                               6
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    29
--------------------------------------------------------------------------------
Rider Maturity Date                                                     21
--------------------------------------------------------------------------------
Rider Period                                                            21
--------------------------------------------------------------------------------
Rider Trade-In Option                                                   28
--------------------------------------------------------------------------------
Right to Cancel                                                         20
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        59
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       18
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                                     18
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           41
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option Benefit Year                       6
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           49
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  70
--------------------------------------------------------------------------------
Transfer Period Account                                                 24
--------------------------------------------------------------------------------
Trial Examination Period                                                5
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              6
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                38
--------------------------------------------------------------------------------
Valuation Date                                                          20
--------------------------------------------------------------------------------
Variable Account                                                        1
--------------------------------------------------------------------------------
Variable Sub-Account                                                    1
--------------------------------------------------------------------------------
Withdrawal Benefit Factor                                               30
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase                                         31
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase Start Date                              31
--------------------------------------------------------------------------------


* References to "Contract" include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.




                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Contracts issued with an IRA or
                        TSA). You can add to your Contract as often and as much
                        as you like, but each subsequent payment must be at
                        least $1,000 ($50 for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus). ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges. If you cancel your
                        Contract during the TRIAL EXAMINATION PERIOD, the
                        amount we refund to you will not include any Credit
                        Enhancement. See "Trial Examination Period" for
                        details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.
-------------------------------------------------------------------------------
                                  5 PROSPECTUS

                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        . If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or a SureIncome
                          Withdrawal Benefit Option.

                        .If you select the SUREINCOME WITHDRAWAL BENEFIT
                          OPTION ("SUREINCOME OPTION" ) you would pay an additional annual fee ("SUREINCOME OPTION FEE"OR
                          "RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the Benefit BASE on each Contract
                          Anniversary (See the SureIncome Option Fee section).
                          You may not select the SureIncome Option together with a Retirement Income Guarantee Option or a TrueReturn Option.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004. If you elected RIG 1 prior to January 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004. If you elected RIG 2 prior to January 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME
                          BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .If you select the SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                          RETIREMENT ACCOUNTS ("CSP") you would pay an
                          additional annual fee ("RIDER FEE") or 0.10%** (up to
                          0.15% for Options added in the future) of the
                          Contract Value ("CONTRACT VALUE") on each Contract
                          Anniversary. These Options are only available for
                          certain types of IRA Contracts, which are Contracts
                          issued with an Individual Retirement Annuity or
                          Account ("IRA") under Section 408 of the Internal
                          Revenue Code. The CSP is only available for certain
                          custodial Individual Retirement Accounts established
                          under Section 408 of the Internal Revenue Code. For
                          Contracts purchased on or after January 1, 2005, we
                          may discontinue offering the Spousal Protection
                          Benefit (Co-Annuitant) Option at any time prior to
                          the time you elect to receive it.
-------------------------------------------------------------------------------
                                  6 PROSPECTUS

                        . Transfer fee equal to 1.00% of the amount transferred
                          up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        . State premium tax (New York currently does not impose
                          one).

                        ** No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 12 for details.

                        WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                        TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .
                          up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .45* Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                          . Franklin Advisers, Inc.

                          . Franklin Advisory Services, LLC

                          . Franklin Mutual Advisers, LLC

                          . Lord, Abbett & Co. LLC

                          . OppenheimerFunds, Inc.

                          . Putnam Investment Management, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . Van Kampen Asset Management

                          . Van Kampen**

                          * Up to 49 Variable Sub-Accounts may be available depending on the date you purchased your Contract.
                          Please see page 37 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                          **Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-866-718-9824.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM

                        . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-------------------------------------------------------------------------------
                                  7 PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        . joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("Return of Premium Death Benefit" or "ROP Death
                        Benefit"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             If any withdrawal reduces your Contract Value to less
                        than $1,000, we will treat the request as a withdrawal
                        of the entire Contract Value, unless the SureIncome
                        Withdrawal Benefit Option is in effect under your
                        Contract. In general, you must withdraw at least $50 at
                        a time. Withdrawals taken prior to the Payout Start
                        Date are generally considered to come from the earnings
                        in the Contract first. If the Contract is
                        tax-qualified, generally all withdrawals are treated as
                        distributions of earnings. Withdrawals of earnings are
                        taxed as ordinary income and, if taken prior to age
                        591/2, may be subject to an additional 10% federal tax
                        penalty. A withdrawal charge may also apply.

                        If any withdrawal request reduces your Contract Value
                        to less than $1,000, and no purchase payments have been
                        received for 3 years, we will treat the request as a
                        withdrawal of the entire Contract Value. Your Contract
                        will terminate if you withdraw all of your Contract
                        Value.
-------------------------------------------------------------------------------

                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 50. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-866-718-9824 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/*/

                           Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                      0           1           2           3           4           5          6          7           8+
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor               7%          7%          6%          5%          4%          3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Plus        8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor
Preferred with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal             7%          6%          5%          4%          3%          0%
 Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal             7%          6%          5%          0%
 Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge                                                        None
 Option
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract                                                            $30**
Maintenance Charge
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                     1.00% of the amount transferred, up to a maximum of $25***
-----------------------------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


                                 10  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:



Basic Contract (without any optional
benefit)                               Mortality and Expense Risk Charge  Administrative Expense Charge*
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                    1.10%                            0.19%
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                               1.40%                            0.19%
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR                 1.40%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR                 1.50%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO                      1.60%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------


Basic Contract (without any optional
benefit)                                Total Variable Account Annual Expense
------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                       1.29%
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                  1.59%
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR                    1.59%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR                    1.69%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO                         1.79%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                     0.20% (up to 0.30% for Options added in the
MAV Death Benefit Option                                               future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option                         Charge*      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                    1.30%           0.19%             1.49%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                               1.60%           0.19%             1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)       1.60%           0.19%             1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)       1.70%           0.19%             1.89%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)            1.80%           0.19%             1.99%
------------------------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                                            0.50%*
------------------------------------------------------------------------------------------------------------


*
   Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                                   0.50%*
--------------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.



RETIREMENT INCOME GUARANTEE OPTION FEE*


                                 11  PROSPECTUS

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40% of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55% of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees shown apply to Contract Owners who selected an Option prior to Janaury 1, 2004.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.



INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.


PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.74%                      3.06%
and other expenses)
----------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


                                 12  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - (AS PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                              Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                        Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities Fund -        0.49%       0.25%      0.03%           0.77%
Class 2 (2)(3)
------------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2       0.47%       0.25%      0.02%           0.74%
(2)(3)
------------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities Fund -        0.75%       0.25%      0.04%           1.04%
Class 2 (2)(3)
------------------------------------------------------------------------------------
FTVIP Franklin Small Cap
Value Securities Fund -         0.53%       0.25%      0.18%           0.96%
Class 2 (3)(4)
------------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government Fund - Class 2       0.49%       0.25%      0.05%           0.79%
(2)(3)
------------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities Fund - Class 2       0.80%       0.25%      0.21%           1.26%
(3)
------------------------------------------------------------------------------------
FTVIP Templeton Developing
Markets Securities Fund -       1.25%       0.25%      0.29%           1.79%
Class 2
------------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2       0.68%       0.25%      0.19%           1.12%
(4)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.75%        N/A       2.31%           3.06%
All Value Portfolio (5)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.50%        N/A       0.48%           0.98%
Bond-Debenture Portfolio (5)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.50%        N/A       0.39%           0.89%
Growth and Income Portfolio
------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Growth Opportunities            0.80%        N/A       1.06%           1.86%
Portfolio (5)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.75%        N/A       0.42%           1.17%
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------
Oppenheimer Aggressive
Growth Fund/VA - Service        0.67%       0.25%      0.07%           0.99%
Shares
------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA    0.72%       0.25%      0.05%           1.02%
- Service Shares (7)
------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA -          0.64%       0.25%      0.02%           0.91%
Service Shares
------------------------------------------------------------------------------------
Oppenheimer Core Bond           0.72%       0.25%      0.02%           0.99%
Fund/VA - Service Shares (6)
------------------------------------------------------------------------------------
Oppenheimer Global
Securities Fund/VA - Service    0.63%       0.25%      0.03%           0.91%
Shares
------------------------------------------------------------------------------------
Oppenheimer High Income         0.72%       0.25%      0.04%           1.01%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street         0.66%       0.25%      0.01%           0.92%
Fund(R)/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA -          0.75%       0.25%      0.06%           1.06%
Service Shares
------------------------------------------------------------------------------------
Oppenheimer Strategic Bond      0.71%       0.25%      0.03%           0.99%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Putnam VT The George Putnam     0.62%       0.25%      0.11%           0.98%
Fund of Boston - Class IB
------------------------------------------------------------------------------------
Putnam VT Global Asset          0.70%       0.25%      0.23%           1.18%
Allocation Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Growth and Income     0.48%       0.25%      0.06%           0.79%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Health Sciences       0.70%       0.25%      0.15%           1.10%
Fund - Class IB (7)
------------------------------------------------------------------------------------
Putnam VT High Yield Fund -     0.67%       0.25%      0.12%           1.04%
Class IB
------------------------------------------------------------------------------------
Putnam VT Income Fund -         0.60%       0.25%      0.10%           0.95%
Class IB (8)
------------------------------------------------------------------------------------
Putnam VT International         0.75%       0.25%      0.19%           1.19%
Equity Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Investors Fund -      0.64%       0.25%      0.12%           1.01%
Class IB
------------------------------------------------------------------------------------
Putnam VT Money Market Fund     0.45%       0.25%      0.10%           0.80%
- Class IB (8)
------------------------------------------------------------------------------------
Putnam VT New Opportunities     0.60%       0.25%      0.09%           0.94%
Fund - Class IB (7)
------------------------------------------------------------------------------------
Putnam VT New Value Fund -      0.69%       0.25%      0.10%           1.04%
Class IB
------------------------------------------------------------------------------------
Putnam VT Research Fund -       0.65%       0.25%      0.15%           1.05%
Class IB (7)
------------------------------------------------------------------------------------
Putnam VT Utilities Growth
and Income Fund - Class IB      0.70%       0.25%      0.15%           1.10%
(7)
------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    0.65%       0.25%      0.14%           1.04%
IB
------------------------------------------------------------------------------------
Putnam VT Voyager Fund -        0.56%       0.25%      0.08%           0.89%
Class IB
------------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio, Class II      0.75%       0.25%      0.63%           1.63%
(9)(11)
------------------------------------------------------------------------------------
Van Kampen LIT Comstock         0.57%       0.25%      0.04%           0.86%
Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Emerging         0.70%       0.25%      0.07%           1.02%
Growth Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Growth and       0.58%       0.25%      0.04%           0.87%
Income Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Money Market     0.49%       0.25%      0.22%           0.96%
Portfolio, Class II (10)(11)
------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio,         0.75%       0.35%      0.35%           1.45%
Class II (12)(13)(14)
------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio, Class II      0.49%       0.35%      0.36%           1.20%
(12)(13)(14)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio, Class I              0.50%        N/A       0.34%           0.84%
(12)(13)(14)(15)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio, Class II             0.50%       0.35%      0.34%           1.19%
(12)(13)(14)(15)
------------------------------------------------------------------------------------
                                 13 PROSPECTUS

Van Kampen UIF Global
Franchise Portfolio, Class      0.80%       0.35%      0.50%           1.65%
II (12)(13)
------------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio, Class II      0.92%       0.35%      0.61%           1.88%
(12)(13)(14)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class I        0.72%        N/A       0.30%           1.02%
(12)(13)(14)(15)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class II       0.72%       0.35%      0.30%           1.37%
(12)(13)(14)(15)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio, Class II      0.76%       0.35%      0.26%           1.37%
(12)(13)
------------------------------------------------------------------------------------

1. Figures shown in the Table are for the year ended December 31, 2004 (except as otherwise noted).

2. The Fund administration fee is paid indirectly through the management fee.

3. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's average annual net assets, the Board has set the current rate at 0.25% per year.

4. The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:


                         Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                   Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------
FTVIP Franklin Small
Cap Value Securities       0.49%       0.25%      0.18%           0.92%
Fund - Class 2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class    0.63%       0.25%      0.19%           1.07%
2
-------------------------------------------------------------------------------



5. For the year ending December 31, 2005, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. With this reimbursement, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" are as follows:

                                                                                Management  Rule 12b-1   Other       Total Annual
PORTFOLIO                                                                          Fees        Fees     Expenses  Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio                                     0.75%        N/A       0.39%          1.14%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio                                0.50%        N/A       0.40%          0.90%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio                          0.80%        N/A       0.40%          1.20%
------------------------------------------------------------------------------------------------------------------------------------


6. Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond Fund/VA - Service Shares.

7. Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Porttfolios are no longer available for new investments.
 If you are currently invested in the Variable Sub-accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

8. Reflects Putnam Management's agreement, effective January 28, 2004, to waive fees and reimburse expenses of the Portfolio through December 31, 2005 to the extent necessary to ensure that the Portfolio's expenses do not exceed the average expenses of the portfolios viewed by Lipper Inc. as having the same investment classification or objective as the Portfolio. The expense reimbursement is based on a comparison of the Portfolio's expenses with the average annualized operating expenses of the portfolios in its Lipper peer group, as reported by Lipper, for each calendar quarter during the Portfolio's last fiscal year, excluding "Rule 12b-1 Fees" and without giving effect to any expense offset and brokerage


                                 14  PROSPECTUS
service arrangements that may reduce fund expenses. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                     Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                               Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB       0.57%       0.25%      0.10%           0.92%
-------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class    0.43%       0.25%      0.10%           0.78%
IB
-------------------------------------------------------------------------------------------


9. For the year ended December 31, 2004, the Adviser voluntarily waived $99,706 of its investment advisory fees and assumed $1,234 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

10. For the year ended December 31, 2004, the Adviser waived approximately $68,600 of its advisory fees. Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed 0.95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. The adviser has agreed to waive all expenses in excess of 0.85% of average net assets. This waiver is voluntary and can be discontinued at any time.

11. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. When the effects of the voluntary waivers discussed in footnotes 9 and 10 are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                     Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                               Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth       0.38%       0.25%      0.62%           1.25%
Portfolio, Class II
-------------------------------------------------------------------------------------------
Van Kampen LIT Money Market            0.38%       0.25%      0.22%           0.85%
Portfolio, Class II
-------------------------------------------------------------------------------------------


12. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

13. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that fee is reduced to reflect the voluntary waiver of a portion or all of the advisory fee and the reimbursement by the Portfolio's adviser to the extent "Total Annual Portfolio Expenses," excluding certain investment related expenses such a foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                   Operating
                                                    Expense    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                          Limitation     Fees        Fees     Expenses   Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio,      1.15%       0.75%       0.05%      0.35%           1.15%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio, Class    1.00%       0.49%       0.05%      0.36%           0.90%
II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I      0.85%       0.50%        N/A       0.34%           0.84%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class II     1.10%       0.50%       0.25%      0.34%           1.09%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio, Class     1.20%       0.65%       0.05%      0.50%           1.20%
II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio,       1.25%       0.59%       0.05%      0.61%           1.25%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio,         1.05%       0.72%        N/A       0.30%           1.02%
Class I
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio,         1.15%       0.72%       0.10%      0.30%           1.12%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class     1.35%       0.76%       0.25%      0.26%           1.27%
II
---------------------------------------------------------------------------------------------------------------------


14. Expense information has been restated to reflect current fees in effect as of November 1, 2004.

15. The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class II and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class I and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.


                                 15  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option;

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected RIG 2 (assuming Income Base A).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                Allstate Advisor                 Allstate Advisor Plus
                                                       1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,159  $2,117   $3,073    $5,633   $1,317  $2,416   $3,422    $5,861
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  922  $1,426   $1,960    $3,605   $1,080  $1,730   $2,323    $3,895
------------------------------------------------------------------------------------------------------------------------------------



                            Allstate Advisor Preferred                  Allstate Advisor Preferred
                      (with 5-year Withdrawal Charge Option)      (with 3-year Withdrawal Charge Option)
                     1 Year   3 Years    5 Years    10 Years     1 Year   3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------
Costs Based on
Maximum Annual       $1,105    $2,118     $2,955      $5,861     $1,115    $1,807     $2,999      $5,936
Portfolio Expenses
------------------------------------------------------------------------------------------------------------
Costs Based on
Minimum Annual       $  867    $1,432     $1,855      $3,895     $  877    $1,122     $1,905      $3,990
Portfolio Expenses
------------------------------------------------------------------------------------------------------------
                          Allstate Advisor Preferred
                      (with No Withdrawal Charge Option)
                    1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------
Costs Based on       $615     $1,836    $3,044     $6,010
Maximum Annual
Portfolio Expenses
------------------------------------------------------------
Costs Based on       $378     $1,153    $1,954     $4,083
Minimum Annual
Portfolio Expenses
------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                 Allstate Advisor                 Allstate Advisor Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $564   $1,692   $2,818    $5,633    $595   $1,778   $2,955    $5,861
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $327   $1,001   $1,705    $3,605    $357   $1,092   $1,855    $3,895
Expenses
------------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred                  Allstate Advisor Preferred
                      (with 5-year Withdrawal Charge Option)      (with 3-year Withdrawal Charge Option)
                     1 Year   3 Years    5 Years    10 Years     1 Year   3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------
Costs Based on
Maximum Annual        $595     $1,778     $2,955      $5,861      $605     $1,807     $2,999      $5,936
Portfolio Expenses
------------------------------------------------------------------------------------------------------------
Costs Based on
Minimum Annual        $357     $1,092     $1,855      $3,895      $367     $1,122     $1,905      $3,990
Portfolio Expenses
------------------------------------------------------------------------------------------------------------
                          Allstate Advisor Preferred
                      (with No Withdrawal Charge Option)
                    1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------
Costs Based on       $615     $1,836    $3,044     $6,010
Maximum Annual
Portfolio Expenses
------------------------------------------------------------
Costs Based on       $378     $1,153    $1,954     $4,083
Minimum Annual
Portfolio Expenses
------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE


                                 16  PROSPECTUS

EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND RIG 2 AND THAT INCOME BASE A IS APPLIED AND THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix G. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximim age of any Contract Owner on the Rider Application Date is currently 75.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b) or with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax


                                 17  PROSPECTUS
advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently are 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. and the Co-Annuitant must be age 79 or younger on the Rider Application Date;
  and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of


                                 18  PROSPECTUS

Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any


                                 19  PROSPECTUS
time prior to the Payout Start Date. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-866-718-9824.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each ALLSTATE ADVISOR PLUS Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment               $  500,000

    1.00% of the purchase payment               $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL,"


                                 20  PROSPECTUS
the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract


                                 21  PROSPECTUS
at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12              N/A         120.0%
---------------------------------------------
       13              N/A         130.0%
---------------------------------------------
       14              N/A         140.0%
---------------------------------------------
       15              N/A         150.0%
---------------------------------------------
       16              N/A         160.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                                   1
Rider Period:                                      10
AB Factor:                                     125.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/14
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/14):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 125.0%
                       = $62,500




                                 22  PROSPECTUS

Example 2: Guarantee Option 2

Guarantee Option:                                   2
Rider Period:                                      15
AB Factor:                                     150.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/19
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "BENEFIT BASE" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix E for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Option with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of


                                 23  PROSPECTUS
your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

                   GUARANTEE OPTION 1                              GUARANTEE OPTION 2
----------------------------------------------------------------------------------------------
* Model Portfolio Option 1                                 * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option          * TrueBalance Conservative Model
* TrueBalance Moderately Conservative Model Portfolio       Portfolio Option
 Option                                                    * TrueBalance Moderately
                                                            Conservative Model Portfolio
                                                            Option
                                                           * TrueBalance Moderate Model
                                                            Portfolio Option
                                                           * TrueBalance Moderately Aggressive
                                                            Model Portfolio Option
                                                           * TrueBalance Aggressive Model
                                                            Portfolio Option
----------------------------------------------------------------------------------------------


Note: The TrueBalance Model Portfolio Options were added to the TrueReturn
Option on May 1, 2005.   TrueBalance model portfolios selected prior to May 1,
2005 may not be used with the TrueReturn Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTIONS 1
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to True Return Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                     MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------
                          20% Category A
                          50% Category B
                          30% Category C
                          0% Category D
--------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)(6)
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
--------------------------------------------------------------------
CATEGORY C
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(2)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
--------------------------------------------------------------------
                                 24 PROSPECTUS

Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
--------------------------------------------------------------------
CATEGORY D
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
--------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATIONS FOR MODEL PORTFOLIO OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small Cap Variable Sub-Account changed its name to the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. The FTVIP Franklin Small Cap Variable Sub-Account, now known as FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the Investment Alternatives: Variable Sub-Accounts section for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.


MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)
The investment requirement s under Model Portfolio Option 2 depend on the effective date of your TrueReturn Option.

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a select group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count


                                 25  PROSPECTUS
against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:

                     MODEL PORTFOLIO OPTION 2
--------------------------------------------------------------------
                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
--------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)(6)
Oppenheimer High Income/VA Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
--------------------------------------------------------------------
CATEGORY C
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(2)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
--------------------------------------------------------------------
CATEGORY D
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
--------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATIONS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction


                                 26  PROSPECTUS
programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

Rider Date on or after October 1, 2004.

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1):

                     MODEL PORTFOLIO OPTION 2
             (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------
                            AVAILABLE
--------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
 (3)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (3)
Lord Abbett Series - Bond-Debenture Sub-Account (3)
Lord Abbett Series - Growth and Income Sub-Account (3)
Lord Abbett Series - Growth Opportunities Sub-Account (3)
Lord Abbett Series - Mid-Cap Value Sub-Account (3)
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account (3)(6)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account& Van Kampen
 UIF U.S. Mid Cap Value, Class II Sub-Account (4)(5)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
--------------------------------------------------------------------
                             EXCLUDED
VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2
--------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (4)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
--------------------------------------------------------------------

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction


                                 27  PROSPECTUS
programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(3) Variable Sub-Account was first offered under the Contract on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.


                                 28  PROSPECTUS

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability


                                 29  PROSPECTUS
and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.


                                 30  PROSPECTUS

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

.. The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix F.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

.. The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit
  Payout Phase is entered and the Accumulation Phase of the Contract ends.

.. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

.. The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

.. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code
  Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

.. If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

.. If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

.. Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


EXAMPLE

BEGINNING OF BENEFIT YEAR 1*
Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000



In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:


                                 31  PROSPECTUS

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000


BEGINNING OF BENEFIT YEAR 2
Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.


INVESTMENT REQUIREMENTS
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to the MODEL PORTFOLIO OPTION available as described below; or

(2)to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest to an available Model Portfolio Option; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------


Note: The TrueBalance Model Portfolio Options were added to the SureIncome Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005 may not be used with the SureIncome Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent


                                 32  PROSPECTUS
percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1,2):

                            Available
-------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account(5)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Van Kampen UIF Mid Cap Growth, Class I Sub-Account & Van Kampen
 UIF Mid Cap Growth, Class II Sub-Account (3)(4)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------
                            Excluded
-------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen
 UIF Equity Growth, Class II Sub-Account (3)(4)
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(2)The Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. Before adding this rider to your Contract, you must transfer any portion of Your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(3)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                 33  PROSPECTUS

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D, as described on page 61, of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
This SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or


                                 34  PROSPECTUS

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 49 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:               EACH PORTFOLIO SEEKS:          INVESTMENT ADVISER:
FTVIP Franklin Growth    Capital appreciation with
 and Income Securities    current income as a
 - Class 2 Sub-Account    secondary goal.
-------------------------------------------------------
FTVIP Franklin Income    To maximize income while
 Securities - Class 2     maintaining prospects for    FRANKLIN ADVISERS, INC.
 Sub-Account              capital appreciation.
-------------------------------------------------------
FTVIP Franklin Large     Capital appreciation
 Cap Growth Securities
 - Class 2 Sub-Account
-------------------------------------------------------
FTVIP Franklin U.S.      Income
 Government - Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Franklin Small      Long-term total return.      FRANKLIN ADVISORY
 Cap Value Securities -                                SERVICES, LLC
 Class 2 Sub-Account
-------------------------------------------------------------------------------
FTVIP Mutual Shares      Capital appreciation with     FRANKLIN MUTUAL
 Securities - Class 2     income as a secondary goal   ADVISERS, LLC
 Sub-Account
FTVIP Templeton          Long-term capital
 Developing Markets       appreciation.                TEMPLETON ASSET
 Securities - Class 2                                  MANAGEMENT LTD.
 Sub-Account
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities - Class 2                                  COUNSEL, LLC
 Sub-Account
-------------------------------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 All Value Sub-Account    and income without
                          excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     High current income and the
 Bond-Debenture           opportunity for capital
 Sub-Account              appreciation to produce a
                          high total return
-------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 Growth and Income        and income without           LORD, ABBETT & CO. LLC
 Sub-Account              excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation
 Growth Opportunities
 Sub-Account
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation through
 Mid-Cap Value            investments, primarily in
 Sub-Account              equity securities, which
                          are believed to be
                          undervalued in the
                          marketplace
-------------------------------------------------------------------------------
Oppenheimer Aggressive   Capital appreciation by
 Growth/VA Sub-Account    investing in ''growth
                          type'' companies.
-------------------------------------------------------
Oppenheimer Balanced/VA  A high total investment
 - Service Shares         return, which includes
 Sub-Account              current income and capital   OPPENHEIMERFUNDS, INC.
                          appreciation in the value
                          of its shares.
Oppenheimer Core         High level of current
 Bond/VA - Service        income. As a secondary
 Shares Sub-Account(1)    objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Oppenheimer Capital      Capital appreciation by
 Appreciation/VA -        investing in securities of
 Service Shares           well-known, established
 Sub-Account              companies.
-------------------------------------------------------------------------------
                                 35 PROSPECTUS

Oppenheimer Global       Long-term capital
 Securities/VA -          appreciation by investing a
 Service Shares           substantial portion of
 Sub-Account              assets in securities of
                          foreign issuers,             OPPENHEIMERFUNDS, INC.
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
-------------------------------------------------------
Oppenheimer High         A high level of current
 Income/VA Sub-Account    income from investment in
                          high-yield fixed-income
                          securities.
-------------------------------------------------------
Oppenheimer Main         High total return (which
 Street(R)/VA - Service   includes growth in the
 Shares Sub-Account       value of its shares as well
                          as current income) from
                          equity and debt securities.
-------------------------------------------------------
Oppenheimer Main Street   Capital appreciation.
 Small Cap(R)/VA -
 Service Shares
 Sub-Account
-------------------------------------------------------
Oppenheimer Strategic    A high level of current
 Bond/VA - Service        income principally derived
 Shares Sub-Account       from interest on debt
                          securities.
-------------------------------------------------------------------------------
Putnam VT The George     To provide a balanced
 Putnam Fund of Boston    investment composed of a
 - Class IB Sub-Account   well diversified portfolio
                          of value stocks and bonds,
                          which produce both capital
                          growth and current income.
-------------------------------------------------------
Putnam VT Global Asset   A high level of long-term
 Allocation - Class IB    total return consistent
 Sub-Account              with preservation of
                          capital.
-------------------------------------------------------
Putnam VT Growth and     Capital growth and current
 Income - Class IB        income.
 Sub-Account
-------------------------------------------------------
Putnam VT Health          Capital appreciation.        PUTNAM INVESTMENT
 Sciences - Class IB                                   MANAGEMENT, LLC
 Sub-Account(2)
-------------------------------------------------------
Putnam VT High Yield -   High current income.
 Class IB Sub-Account     Capital growth is a
                          secondary goal when
                          consistent with achieving
                          high current income.
-------------------------------------------------------
Putnam VT Income -       High current income
 Class IB Sub-Account     consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity - Class IB
 Sub-Account
-------------------------------------------------------
Putnam VT Investors -    Long-term growth of capital
 Class IB Sub-Account     and any increased income
                          that results from this
                          growth.
-------------------------------------------------------
Putnam VT Money Market   As high a rate of current
 - Class IB Sub-Account   income as Putnam Management
                          believes is consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New            Long-term capital
 Opportunities - Class    appreciation.
 IB Sub-Account(2)
-------------------------------------------------------
Putnam VT New Value -    Long-term capital
 Class IB Sub-Account     appreciation.
-------------------------------------------------------
Putnam VT Research -      Capital appreciation.
 Class IB
 Sub-Account(2)
-------------------------------------------------------
Putnam VT Utilities      Capital growth and current
 Growth and Income -      income.
 Class IB
 Sub-Account(2)
-------------------------------------------------------
Putnam VT Vista - Class   Capital appreciation.
 IB Sub-Account
-------------------------------------------------------
Putnam VT Voyager -      Capital appreciation.
 Class IB Sub-Account
-------------------------------------------------------------------------------
Van Kampen LIT           Capital growth                VAN KAMPEN ASSET
 Aggressive Growth,                                    MANAGEMENT
 Class II Sub-Account
-------------------------------------------------------------------------------
                                 36 PROSPECTUS

Van Kampen LIT           Capital growth and income
 Comstock, Class II       through investments in
 Sub-Account              equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
Van Kampen LIT Emerging  Capital appreciation.
 Growth, Class II
 Sub-Account                                           VAN KAMPEN ASSET
                                                       MANAGEMENT
Van Kampen LIT Growth    Long-term growth of capital
 and Income, Class II     and income.
 Sub-Account
Van Kampen LIT Money     Protection of capital and
 Market, Class II         high current income through
 Sub-Account              investments in money market
                          instruments.
                                                       ------------------------
Van Kampen UIF Emerging  High total return by
 Markets Debt, Class II   investing primarily in
 Sub-Account(3)           fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Equity    Capital appreciation and
 and Income, Class II     current income
 Sub-Account(3)
Van Kampen UIF Equity    Long-term capital
 Growth, Class I          appreciation by investing
 Sub-Account & Van        primarily in
 Kampen UIF Equity        growth-oriented equity
 Growth, Class II         securities of large
 Sub-Account (3)(4)       capitalization companies
Van Kampen UIF Global    Long-term capital
 Franchise, Class II      appreciation                  VAN KAMPEN (3)
 Sub-Account(3)
Van Kampen UIF Small     Long-term capital
 Company Growth, Class    appreciation by investing
 II Sub-Account(3)        primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid  Above-average total return
 Cap Value, Class I       over a market cycle of
 Sub-Account & Van        three to five years by
 Kampen UIF U.S. Mid      investing in common stocks
 Cap Value, Class II      and other equity securities
 Sub-Account (3)(4)
-------------------------------------------------------
Van Kampen UIF U.S.      Above average current income
 Real Estate, Class II    and long-term capital
 Sub-Account(3)           appreciation by investing
                          primarily in equity
                          securities of companies in
                          the U.S. real estate
                          industry, including real     ------------------------
                          estate investment trusts
-------------------------------------------------------

(1) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS


                                 37  PROSPECTUS

INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios, which have been prepared by Standard & Poor's Investment Advisory Services LLC ("SPIAS"), represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts exactly according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your sales representative before selecting a TrueBalance model portfolio.

Allstate New York and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

The TrueBalance model portfolios described in this prospectus were prepared by SPIAS, a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. "S&P" and "Standard & Poor's" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Allstate New York. SPIAS is not affiliated with Allstate New York and its affiliates. SPIAS does not provide advice to Allstate New York's Contract Owners. SPIAS does not act as "fiduciary" or as an "investment manager", as defined under ERISA, to any investor.

The TrueBalance program is not endorsed, sold or promoted by SPIAS or its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in the TrueBalance program. The TrueBalance model portfolios described in this document, are only a general guideline. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments for Contract Owners/investors. There is no agreement or understanding that SPIAS will provide advice to any Contract Owner/investor. SPIAS does not take into account any information about any Contract Owner/investor or any Contract Owner's/investor's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners/investors should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. SPIAS makes no warranties, expressed or implied, as to results to be obtained from use of information provided by SPIAS and used in this service, and SPIAS expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect thereto. While SPIAS has obtained information believed to be reliable, SPIAS shall not be liable for any Contract Owner claims or losses of any nature in connection with information contained in this prospectus, including but not limited to, lost profits or punitive or consequential damages, even if it is advised of the possibility of same.


                                 38  PROSPECTUS

Analytic services and products provided by Standard & Poor's are the result of separate activities designed to preserve the independence and objectivity of each analytic process. Standard & Poor's has established policies and procedures to maintain the confidentiality of non-public information received during each analytic process.

Any investment based upon any of these TrueBalance model portfolios should only be made with an understanding of the associated risks. SPIAS is not responsible for suitability with respect to Contract Owners' use of the TrueBalance model portfolios.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

SPIAS may review and analyze the model portfolio periodically and may create new or revised TrueBalance model portfolios at any time. Effective May 1, 2005, Allstate New York will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios prepared by SPIAS or any other firm chosen by Allstate New York. If you are invested in a TrueBalance model portfolio, your registered representative, or the selling broker-dealer for your Contract will notify you of any new or revised TrueBalance model portfolios prepared by SPIAS or any other firm chosen by Allstate New York. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and


                                 39  PROSPECTUS
with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 44.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length


                                 40  PROSPECTUS
over which the transfers are to take place.   We use the term "Transfer Period
Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 44.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


                                 41  PROSPECTUS

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amount under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The


                                 42  PROSPECTUS
minimum amount that can be transferred to the Standard Fixed Account Option is $500. We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-866-718-9824. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
  Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

                                 43  PROSPECTUS

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

.. whether  your  transfers  follow a pattern  that  appears  designed to take advantage of short term market  fluctuations,  particularly  within certain
  Sub-account   underlying  portfolios  that  we  have  identified  as  being susceptible to market timing activities;

.. whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

.. the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. Any Sub-account or transfer restrictions will be uniformly applied.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

     Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.



                                 44  PROSPECTUS

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will

                                 45  PROSPECTUS
not increase the mortality and expense risk change for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of the trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/ or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to Janaury 1, 2004. We impose a separate annual


                                 46  PROSPECTUS

Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account.
 If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.


                                 47  PROSPECTUS

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Preferred Withdrawal Amount. Amounts withdrawn may be subject to applicable taxes.

ALL CONTRACTS We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolio whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 13. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the Portfolios' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.

                                 48  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 50.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 41.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract value to less than $1,000, and no purchase payments have been received for 3 years, we will treat the request as a withdrawal of the entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that your return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-866-718-9824 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.



                                 49  PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 90/TH/ birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of
1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the
                                 50  PROSPECTUS
frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
  Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guaranteed Payment Period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will

                                 51  PROSPECTUS
take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0            1           2           3           4           5           6          7            8+
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor              7%          7%          6%          5%          4%          3%        2%           0%          0%
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%          0%
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor
Preferred with:
------------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal           7%          6%          5%          4%          3%          0%
 Charge Option
------------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal           7%          6%          5%          0%
 Charge Option
------------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge     None
 Option
------------------------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

                                 52  PROSPECTUS

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE ADVISOR CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE ADVISOR PLUS CONTRACTS and ALLSTATE ADVISOR PREFERRED CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. IF you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the


                                 53  PROSPECTUS

Income Protection Benefit Option will apply only to the Income Plan(s) to which the option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Fund Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  Oppenheimer Core Bond/VA - Service Shares Sub-Account (3)

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA - Service Shares Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account



                                 54  PROSPECTUS

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account (2)

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account (2)

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account (4)

  Van Kampen UIF Equity Growth, Class I Sub-Account (4)

  Van Kampen UIF Equity Growth, Class II Sub-Account (1)(4)

  Van Kampen UIF Global Franchise, Class II Sub-Account (4)

  Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (4)

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (1)(4)

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account

  Putnam VT Health Sciences - Class IB Sub-Account (2)

  Putnam VT New Opportunities - Class IB Sub-Account (2)

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account

  Van Kampen LIT Emerging Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)

  Van Kampen UIF Small Company Growth, Class II Sub-Account (4)



(1)Van Kampen UIF Equity Growth, Class II Sub-Accountand the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of the Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments.

(3)Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


                                 55  PROSPECTUS

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to fixed income payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

RIG 1 provides a benefit that is based on a guaranteed interest accumulation.
 RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.



                                 56  PROSPECTUS

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year
  (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5%, and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cummulatively exceed 5%.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.


                                 57  PROSPECTUS

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

You may not add any of the Death Benefit Option(s) to your Contract after Contract issue without our prior

                                 58  PROSPECTUS
approval if you Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 61, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 61, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of

                                 59  PROSPECTUS

  Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Anyexcess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract


                                 60  PROSPECTUS

Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.


OPTION E. EFFECTIVE JULY 1, 2005, for Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occured, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described


                                 61  PROSPECTUS
above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA, or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept the change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or action we take before we accept it. At any time there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

                                 62  PROSPECTUS

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. The CSP may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the CSP may only be added when we issue the Contract or within 6 months of the beneficial owner's marriage. We may require proof of marriage in a form satisfactory to us. Currenlty, you may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract


                                 63  PROSPECTUS
was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT. This section applies if:

.. The CSP Conditions are met.

.. The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. We have received proof satisfactory to us that the Co-Annuitant has died.

.. The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

.. The Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.

We believe the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts for prototype approval with the IRS.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account

                                 64  PROSPECTUS
in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of the Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/ trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION.
Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate New York in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.25% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered


                                 65  PROSPECTUS
representatives. For more information on the compensation associated with this Contract that your registered representative or his or her bank or brokerage firm may receive, please consult your registered representative.

Allstate New York does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
Foley & Lardner, LLP, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




                                 66  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 67  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 68  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the


                                 69  PROSPECTUS

U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The


                                 70  PROSPECTUS

Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or


                                 71  PROSPECTUS
resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or


                                 72  PROSPECTUS

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).




                                 73  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 74  PROSPECTUS

APPENDIX A                                                           ALLSTATE
ADVISOR CONTRACT COMPARISON CHART

            Feature                     Advisor            Advisor Plus                         Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             5-year Withdrawal  3-year Withdrawal    No Withdrawal
                                                                               Charge Option      Charge Option      Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS            - Standard Fixed       - Dollar Cost        - Dollar Cost      - Dollar Cost            None
                                 Account Option         Averaging Fixed      Averaging Fixed    Averaging Fixed
                                 with1, 3, 5,           Account Options      Account Options    Account Options
                                 and 7 year             with 3 to 12         with 3 to 12       with 3 to 12
                                 Guarantee              month                month              month
                                 Periods                Transfer Periods     Transfer Periods   Transfer Periods
                                 - Dollar Cost
                                 Averaging Fixed
                                 Account Options
                                 with 3 to 12
                                 month
                                 Transfer Periods
                                 --------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT                                       up to 5% depending        None                None              None
                                                         on issue age and
                                         None            amount of
                                                         purchase payments
                                                                             ------------------------------------------------------

-----------------------------------------------------------------------------
MORTALITY AND EXPENSE                    1.10%                 1.40%               1.40%              1.50%              1.60%
RISK CHARGE
(BASE CONTRACT)
-----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                 7/ 7/ 6/ 5/ 4/ 3/ 2   8.5/ 8.5/ 8.5/ 7.5/    7/ 6/ 5/ 4/ 3          7/ 6/ 5            None
(% OF PURCHASE                                            6.5/ 5.5/ 4/2.5
PAYMENT)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                                 75  PROSPECTUS

APPENDIX B                                                             EXAMPLE
OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 76  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                         Income Benefit Amount

                                                                                         --------------5%-------
                                                                                                 Roll-Up Value

                                       Beginning                Contract      Maximum    --------------------------------
                       Type of         Contract   Transaction  Value After  Anniversary       Advisor and
     Date             Occurrence         Value      Amount     Occurrence      Value           Preferred          Plus

-------------------------------------------------------------------------------------------------------------------------
    1/1/04                              $55,000           _      $55,000      $55,000           $52,500          $54,600
                 Contract Anniversary
-------------------------------------------------------------------------------------------------------------------------
    7/1/04        Partial Withdrawal    $60,000     $15,000      $45,000      $41,250           $40,176          $40,859
-------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


                                                Advisor and Preferred     Plus
---------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY
VALUE INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to             (c)                   $55,000           $55,000
Partial Withdrawal
---------------------------------------------------------------------------------
Withdrawal Adjustment       [(a)/(b)]*(c)              $13,750           $13,750
---------------------------------------------------------------------------------
Adjusted Income                                        $41,250           $41,250
Benefit
---------------------------------------------------------------------------------

5% ROLL-UP VALUE
INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR
DOLLAR PORTION
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to
Partial Withdrawal
(assumes half years
worth of interest on
$52,500 and $54,600,             (c)                   $53,786           $55,937
respectively)
---------------------------------------------------------------------------------
Partial Withdrawal
Amount (Corridor = 5%
of Roll-Up Value on              (d)                   $ 2,625           $ 2,730
1/1/04)
---------------------------------------------------------------------------------
Dollar for Dollar
Withdrawal Adjustment
(discounted for a half
year's worth of         (e) = (d) * 1.05 ^-0.5         $ 2,562           $ 2,664
interest)
---------------------------------------------------------------------------------
Contract Value After      (b/'/) = (b) - (d)           $57,375           $57,270
Step 1
---------------------------------------------------------------------------------
Adjusted Income           (c/'/) = (c) - (e)           $51,224           $53,273
benefit After Step 1
---------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL
PORTION
---------------------------------------------------------------------------------
Partial Withdrawal        (a/'/) = (a) - (d)           $12,375           $12,270
Amount
---------------------------------------------------------------------------------
Proportional              (a/'/) / (b/'/) *            $11,048           $11,414
Adjustment                      (c/'/)
---------------------------------------------------------------------------------
Contract Value After                                   $45,000           $45,000
Step 2
---------------------------------------------------------------------------------
Adjusted Income                                        $40,176           $41,859
Benefit After Step 2
---------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 77  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                Death Benefit Amount

                                                                          -------Purchase----------------------
                                                                              Payment Value

                                     Beginning                Contract    ------------------------   Maximum
                  Type of            Contract   Transaction  Value After  Advisor and              Anniversary
 Date            Occurrence            Value      Amount     Occurrence    Preferred      Plus        Value

---------------------------------------------------------------------------------------------------------------
1/1/05      Contract Anniversary      $55,000           _      $55,000      $50,000     $52,000      $55,000
---------------------------------------------------------------------------------------------------------------
7/1/05       Partial Withdrawal       $60,000     $15,000      $45,000      $37,500     $39,000      $41,250
---------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)] * (c)    $12,500     $13,000
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 78  PROSPECTUS

APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)


                                                                          Benefit Base
                                                                      ----------------------
                                 Beginning                Contract
                Type of          Contract   Transaction  Value After  Advisor and
 Date          Occurrence          Value      Amount     Occurrence    Preferred     Plus
--------------------------------------------------------------------------------------------
1/2/05    Contract Anniversary    $55,000           _      $55,000      $50,000     $52,000
--------------------------------------------------------------------------------------------
7/2/05     Partial Withdrawal     $60,000     $15,000      $45,000      $37,500     $39,000
--------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                         Advisor and
                                                                          Preferred     Plus
-----------------------------------------------------------------------------------------------
BENEFIT BASE
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                               (a)                $15,000     $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal  (b)                $60,000     $60,000
-----------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial      (c)                $50,000     $52,000
Withdrawal
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)] * (c)    $12,500     $13,000
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500     $39,000
-----------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 79  PROSPECTUS

APPENDIX F - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).


                                 80  PROSPECTUS

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).






                                 81  PROSPECTUS

APPENDIX G - ACCUMULATION UNIT VALUES
ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                             2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.740   $ 13.475
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.475   $ 14.713
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  58,990    204,875
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     90,650
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.533
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     15,224
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.082   $ 14.653
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.653   $ 17.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,758     73,560
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     61,845
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.640   $ 12.765
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.765   $ 14.192
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  34,079    195,876
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.720   $ 16.979
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 16.979   $ 20.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,105     13,956
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.417   $ 13.683
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.683   $ 16.009
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  16,509     75,252
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.920
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,908
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.370
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     16,840
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,850
-------------------------------------------------------------------------------
                                 82 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.153
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,040
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.136
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     11,776
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.377   $ 12.468
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.468   $ 14.698
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  14,742     39,543
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.147   $ 13.176
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.176   $ 14.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,774    106,902
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.118
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      9,042
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 12.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.323   $ 12.968
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  27,656    148,966
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.118   $ 14.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.323   $ 16.808
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,567     47,640
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.773   $ 13.039
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.039   $ 13.995
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,440    131,945
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.500   $ 12.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.713   $ 13.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  43,584    255,471
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.751   $ 14.755
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.755   $ 17.358
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  24,204     64,945
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.287   $ 12.213
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.213   $ 13.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  23,303    269,539
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.720   $ 12.158
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.158   $ 12.986
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,417     65,976
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.789   $ 12.510
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.510   $ 13.473
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,281     34,642
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.032   $ 13.589
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.589   $ 14.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  21,749     72,698
-------------------------------------------------------------------------------
                                 83 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.270   $ 11.373
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.373   $ 12.026
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,093     15,886
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.907   $ 13.428
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.428   $ 14.652
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,926     62,680
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.393   $ 10.507
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.507   $ 10.832
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  25,216     96,425
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.612   $ 13.465
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.465   $ 15.444
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,250     18,763
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.729   $ 13.072
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.072   $ 14.534
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,343     11,554
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $  9.972   $  9.914
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.914   $  9.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 124,377    180,337
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.018   $ 13.580
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.580   $ 14.787
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,471     10,856
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.361   $ 14.664
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.664   $ 16.708
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,023     33,181
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.879   $ 13.177
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.177   $ 13.990
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,046     26,263
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.687   $ 14.145
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.145   $ 16.978
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,786     10,197
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.836   $ 13.646
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.646   $ 15.976
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,838     13,285
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.616   $ 12.475
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.475   $ 12.934
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  29,535     74,604
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.153
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     28,174
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.366
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     44,186
-------------------------------------------------------------------------------
                                 84 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $  9.964   $ 11.811
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.811   $ 12.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,598     30,064
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.816   $ 13.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.437   $ 15.137
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  39,792    106,341
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.000   $  9.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0    208,908
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 12.333   $ 13.960
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.960   $ 15.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     922     67,937
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.989
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     20,456
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     29,966
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.760
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      6,727
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.000   $ 11.131
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0     19,501
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 13.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 13.621   $ 15.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7.395     18,457
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.330
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     74,414
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     33,800
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 11.420   $ 14.601
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 14.601   $ 19.611
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,478    101,563
-------------------------------------------------------------------------------

* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.


                                 85  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                 86  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION
UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                             2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.731   $ 13.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.446   $ 14.651
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,540    172,132
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.248
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     89,451
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.528
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      9,855
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.073   $ 14.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.621   $ 17.823
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,030     52,488
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     61,220
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.631   $ 12.737
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.737   $ 14.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  30,751    159,828
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.710   $ 16.942
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $16.942   $ 20.814
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,499     15,609
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.408   $ 13.653
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.653   $ 15.942
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,941     38,894
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.915
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,980
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      8,723
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     19,310
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.147
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     11,695
-------------------------------------------------------------------------------
                                 87 PROSPECTUS

LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     14,986
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.368   $ 12.440
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.440   $ 14.636
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,808     26,200
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.138   $ 13.148
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.148   $ 14.220
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,449     83,539
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     16,905
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 12.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.306   $ 12.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,453    127,147
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.110   $ 14.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.292   $ 16.737
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,286     41,279
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.763   $ 13.010
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.010   $ 13.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,133    124,970
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.492   $ 12.685
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.685   $ 13.639
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  68,166    260,942
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.742   $ 14.723
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.723   $ 17.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,236     67,603
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.277   $ 12.186
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.186   $ 13.017
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  25,173    272,494
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.711   $ 12.132
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.132   $ 12.932
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,613     58,341
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.780   $ 12.483
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.483   $ 13.417
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,569     38,196
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.023   $ 13.559
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.559   $ 14.841
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  13,057     39,783
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.261   $ 11.348
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.348   $ 11.976
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,131     15,588
-------------------------------------------------------------------------------
                                 88 PROSPECTUS

PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.897   $ 13.398
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.398   $ 14.590
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  14,771     36,348
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.384   $ 10.484
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.484   $ 10.786
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,088     73,309
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.603   $ 13.436
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.436   $ 15.379
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,905     14,508
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.720   $ 13.044
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.044   $ 14.474
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,540      4,231
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.964   $  9.893
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $ 9.893   $  9.809
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,032    135,833
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.009   $ 13.550
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.550   $ 14.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,696      5,219
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.351   $ 14.632
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.632   $ 16.638
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,287     29,755
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.870   $ 13,148
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13,148   $ 13.932
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,862      7,196
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.678   $ 14.114
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.114   $ 16.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,762      7,345
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.827   $ 13.616
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.616   $ 15.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,876      5,837
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.607   $ 12.448
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.448   $ 12.880
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,441     52,167
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.138
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,017
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.351
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     41,975
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.956   $ 11.785
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.785   $ 12.396
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  12,895     24,623
-------------------------------------------------------------------------------
                                 89 PROSPECTUS

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.807   $ 13.408
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.408   $ 15.073
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  19,668     73,105
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $  9.905
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0    164,507
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $12.323   $ 13.929
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.929   $ 15.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     559     36,546
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.974
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     15,260
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     13,966
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.745
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,639
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $ 11.109
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0     39,591
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 13.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.603   $ 15.939
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,743     11,617
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.314
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     51,414
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.308
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     32,039
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.411   $ 14.569
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.569   $ 19.529
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,294     64,474
-------------------------------------------------------------------------------


* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts woth the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for


                                 90  PROSPECTUS
new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                 91  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                            2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.722   $ 13.425
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.425   $ 14.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 15,765     39,461
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      9,543
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --     16,194
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.064   $ 14.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.599   $ 17.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  2,608      7,160
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      7,382
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.622   $ 12.718
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.718   $ 14.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 10,882     41,501
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.700   $ 16.917
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $16.917   $ 20.762
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    554      4,297
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.400   $ 13.633
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.633   $ 15.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  2,692     11,511
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --         46
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      4,710
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      6,243
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.144
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      2,017
-------------------------------------------------------------------------------
                                 92 PROSPECTUS

LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      3,436
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.360   $ 12.422
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.422   $ 14.600
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  6,147     13,300
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.129   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.128   $ 14.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 12,769     48,753
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      2,373
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.000   $ 12.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.298   $ 12.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 11,790     46,703
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.101   $ 14.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.270   $ 16.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  9,338     19,076
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.753   $ 12.991
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.991   $ 13.901
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  5,683     40,660
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.483   $ 12.666
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.666   $ 13.604
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 23,844     97,326
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.734   $ 14.701
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.701   $ 17.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  3,115     16,343
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.268   $ 12.168
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.168   $ 12.984
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 22,749    131,970
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.702   $ 12.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.113   $ 12.889
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 16,956     22,069
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.771   $ 12.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.464   $ 13.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  1,222     11,123
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.013   $ 13.539
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.539   $ 14.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  9,617     12,531
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.252   $ 11.331
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $11.331   $ 11.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0      1,333
-------------------------------------------------------------------------------
                                 93 PROSPECTUS

PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.887   $ 13.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.378   $ 14.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  2,949     13,220
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.375   $ 10.469
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $10.469   $ 10.759
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  8,440     27,952
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.595   $ 13.416
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.416   $ 15.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0      5,004
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.712   $ 13.024
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.024   $ 14.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  2,956      1,978
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 9.956   $  9.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 9.878   $  9.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  9,964     48,343
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.999   $ 13.530
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.530   $ 14.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  1,552      1,764
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.342   $ 14.610
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.610   $ 16.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  1,308     13,085
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.861   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.128   $ 13.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    134        793
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.668   $ 14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.093   $ 16.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0      1,623
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.818   $ 13.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.596   $ 15.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    525      9,111
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.598   $ 12.429
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $12.429   $ 12.847
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  7,367     22,505
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --     15,043
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      5,690
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 9.947   $ 11.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $11.767   $ 12.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    161      5,174
-------------------------------------------------------------------------------
                                 94 PROSPECTUS

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.799   $ 13.388
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.388   $ 15.035
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 10,038     29,197
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $10.000   $  9.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0     49,718
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $12.312   $ 13,908
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13,908   $ 15.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0     14,204
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.967
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      4,509
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      7,512
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000-
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 10.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --      1,295
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $10.000   $ 11.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      0      3,452
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $10.000   $ 13.593
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $13.593   $ 15.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  1,270      4,625
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --     21,692
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         --   $ 11.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     --     15,577
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $11.401   $ 14.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $14.547   $ 19.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  3,983     21.567
-------------------------------------------------------------------------------

* The Allstate Advisor Pluis Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If,


                                 95  PROSPECTUS
prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                 96  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                             2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.713   $ 13.396
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.396   $ 14.553
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  19,019     72,581
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     37,246
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     14,983
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.054   $ 14,567
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14,567   $ 17.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,356     31,226
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --    29,2998
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.613   $ 12.690
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.690   $ 14.038
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,215     73,290
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.691   $ 16.880
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $16.880   $ 20.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,730     11,879
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.391   $ 13.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.603   $ 15.835
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,663     13,085
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        621
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      6,906
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        692
-------------------------------------------------------------------------------
                                 97 PROSPECTUS

LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        809
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.351   $ 12.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.395   $ 14.538
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     468     11,274
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.119   $ 13.099
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.099   $ 14.124
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,140     38,219
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,136
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 12.281
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.281   $ 12.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,103     63,965
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.093   $ 14.239
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.239   $ 16.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,607     22,888
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.744   $ 12.962
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.962   $ 13.842
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,638     67,797
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.474   $ 12.638
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.638   $ 13.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  30,719     93,773
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.725   $ 14.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.668   $ 17.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,202     23,216
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.258   $ 12.141
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.141   $ 12.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  28,955    183,590
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.693   $ 12.087
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.087   $ 12.845
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,821     36,576
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.762   $ 12.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.437   $ 13.327
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,368      6,687
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.004   $ 13.509
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.509   $ 14.742
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,099     18,449
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.244   $ 11.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.306   $ 11.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,582      8,796
-------------------------------------------------------------------------------
                                 98 PROSPECTUS

PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.877   $ 13.349
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.349   $ 14.492
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,720     43,500
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.367   $ 10.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.446   $ 10.714
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,126     40,764
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.586   $ 13.386
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.386   $ 15.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     879      8,826
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.703   $ 12.996
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.996   $ 14.376
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,370      3,830
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.947   $  9.856
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $ 9.856   $  9.743
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  22,022     89,346
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.990   $ 13.500
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.500   $ 14.625
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      2,678
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.332   $ 14.578
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.578   $ 16.526
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,336     28,118
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.852   $ 13.100
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.100   $ 13.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     210      7,548
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.658   $ 14.062
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.062   $ 16.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,036      8,484
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.809   $ 13,566
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13,566   $ 15.802
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,571      4,065
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.589   $ 12.402
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.402   $ 12.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,936     17,771
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     10,036
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.328
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     18,778
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.939   $ 11.741
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.741   $ 12.313
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,257     11,918
-------------------------------------------------------------------------------
                                 99 PROSPECTUS

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.790   $ 13.359
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.359   $ 14.972
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,493     58,139
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $  9.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0     90,608
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $12.302   $ 13.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.878   $ 15.003
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     567     16,266
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     12,001
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     21,889
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     17,816
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $ 11.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0     16,971
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 13.575
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.575   $ 15.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,805      5,339
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     27,313
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     19,384
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.392   $ 14.515
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.515   $ 19.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,551     44,007
-------------------------------------------------------------------------------

* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for


                                100  PROSPECTUS
new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                101  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                             2003       2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.722   $ 13.425
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.425   $ 14.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,771      5,487
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,755
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.064   $ 14.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.599   $ 17.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     768      1,546
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        481
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.622   $ 12.718
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.718   $ 14.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,666      7,951
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.700   $ 16.917
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $16.917   $ 20.762
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0        245
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.400   $ 13.633
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.633   $ 15.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     186      1,237
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        202
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        176
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        132
-------------------------------------------------------------------------------
                                 102 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.144
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      2,510
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      6,867
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.360   $ 12.422
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.422   $ 14.600
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     347        490
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.129   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.128   $ 14.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     232        701
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 12.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.298   $ 12.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,438      6,807
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.101   $ 14.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.270   $ 16.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     279        267
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.753   $ 12.991
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.991   $ 13.901
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     115      3,713
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.483   $ 12.666
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.666   $ 13.604
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     199      3,073
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.734   $ 14.701
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.701   $ 17.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,434
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.268   $ 12.168
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.168   $ 12.984
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     121     12,205
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.702   $ 12.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.113   $ 12.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,611      2,599
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.771   $ 12.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.464   $ 13.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      6,630
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.013   $ 13.539
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.539   $ 14.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,364      1,359
-------------------------------------------------------------------------------
                                 103 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.252   $ 11.331
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.331   $ 11.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     963        964
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.887   $ 13.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.378   $ 14.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,090     10,307
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.375   $ 10.469
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.469   $ 10.759
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,528      7,152
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.595   $ 13.416
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.416   $ 15.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0        299
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.712   $ 13.024
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.024   $ 14.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     193        348
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.956   $  9.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $ 9.878   $  9.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     794      4,927
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.999   $ 13.530
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.530   $ 14.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     181        192
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.342   $ 14.610
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.610   $ 16.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     178      2,252
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.861   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.128   $ 13.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     235        241
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.668   $ 14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.093   $ 16.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     109        108
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.818   $ 13.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.596   $ 15.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,476      1,974
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.598   $ 12.429
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $12.429   $ 12.847
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     573        970
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      7,638
-------------------------------------------------------------------------------
                                 104 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $ 9.947   $ 11.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $11.767   $ 12.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     204      2,807
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.799   $ 13.388
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.388   $ 15.035
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     949      3,543
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $  9.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      3,754
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $12.312   $ 13.908
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.908   $ 15.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      1,067
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $10..967
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      5,720
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      1,065
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $10.000   $ 11.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0      3,301
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $10.000   $ 13.593
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $13.593   $ 15.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     404        473
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --          0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --        773
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period               $11.401   $ 14.908
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                     $14.908   $ 19.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       0        733
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


                                105  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                106  PROSPECTUS

ALLSTATE ADVISOR PREFERRED WITH 5 YEAR WITHDRAWAL CHARGE CONTRACTS:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.713   $13.396
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.396   $14.553
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,264     3,823
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        21
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       855
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.054   $14.567
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.567   $17.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      976     2,767
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       948
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.613   $12.690
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.690   $14.038
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,867    10,739
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.691   $16.880
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.880   $20.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      350       336
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.391   $13.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.603   $15.835
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      784     1,205
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       231
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
                                 107 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,613
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.351   $12.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.395   $14.538
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,411
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.119   $13.099
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.099   $14.124
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,730     5,437
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       154
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.281
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.281   $12.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     5,193
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.093   $14.239
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.239   $16.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       522
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.744   $12.962
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.962   $13.842
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,202     5,536
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.474   $12.638
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.638   $13.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,312     4,625
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.725   $14.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.668   $17.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,224     3,051
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.258   $12.141
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.141   $12.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,492     7,464
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.694   $12.087
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.087   $12.845
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,249     4,287
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.762   $12.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.437   $13.327
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,233
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.004   $13.509
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.509   $14.742
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,064     1,630
-------------------------------------------------------------------------------
                                 108 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.244   $11.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.306   $11.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      945       939
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.877   $13.349
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.349   $14.492
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,746     5,128
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.367   $10.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.446   $10.714
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,018     3,716
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.586   $13.386
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.386   $15.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,111     1,738
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.703   $12.996
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.996   $14.376
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.947   $ 9.856
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.856   $ 9.743
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,544     4,596
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.990   $13.500
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.500   $14.625
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,055     1,047
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.332   $14.578
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.578   $16.526
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,132
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.852   $13.100
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.100   $13.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.658   $14.062
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.062   $16.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,542     1,597
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.809   $13.566
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.566   $15.802
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      742       738
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.589   $12.402
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.402   $12.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      564       564
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.328
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     4,453
-------------------------------------------------------------------------------
                                 109 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.939   $11.741
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.741   $12.313
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       52     3,902
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.789   $13.359
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.359   $14.972
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       95     3,697
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     4,203
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.302   $13.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.878   $15.003
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       219
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,343
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       744
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     3,348
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,934
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.575
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.575   $15.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      388       712
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.392   $14.515
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.515   $19.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       43       530
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Mav Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


                                110  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                111  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.716   $13.409
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.409   $14.582
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    8,432    3,7104
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.233
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       605
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.523
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.057   $14.581
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.581   $17.739
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,965    14,861
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.246
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     6,487
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.616   $12.703
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.703   $14.065
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   19,729    48,032
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.694   $16.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.896   $20.715
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,361     6,424
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.394   $13.616
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.616   $15.866
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,224    14,254
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.360
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.893
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
                                 112 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.141
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       668
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.124
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       291
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.354   $12.406
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.406   $14.567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,985     6,140
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.122   $13.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.112   $14.152
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      846    20,785
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.108
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.289
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.289   $12.881
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,673    40,711
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.096   $14.253
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.253   $16.657
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,390    15,013
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.747   $12.975
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.975   $13.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,456    27,387
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.477   $12.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.650   $13.574
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   24,286    53,985
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.728   $14.682
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.682   $17.203
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   18,897    21,948
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.262   $12.153
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.153   $12.955
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,897    38,272
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.696   $12.098
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.098   $12.870
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7,365    13,878
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.765   $12.448
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.448   $13.353
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,167    33,396
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.007   $13.522
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.522   $14.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,526    12,596
-------------------------------------------------------------------------------
                                 113 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.247   $11.317
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.317   $11.919
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,155     5,082
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.881   $13.362
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.362   $14.521
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,724     8,446
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.370   $10.456
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.456   $10.735
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,326    24.136
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.589   $13.399
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.399   $15.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,101     3,843
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.706   $13.008
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.008   $14.405
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,838     2,448
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.950   $ 9.865
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.865   $ 9.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,133    20,407
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.993   $13.513
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.513   $14.654
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,502    10,471
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.336   $14.592
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.592   $16.559
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,804     5,708
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.855   $13.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       13.112   $13.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,836     2,945
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.662   $14.075
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.075   $16.826
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      297       296
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.812   $13.579
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.579   $15.833
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,377      2667
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.592   $12.414
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.414   $12.818
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,811    21,830
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    23,846
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     7,590
-------------------------------------------------------------------------------
                                 114 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.942   $11.753
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.753   $12.337
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,104     6,517
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.793   $13.371
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.371   $15.002
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,839    21,593
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    20,550
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.306   $13.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.891   $15.033
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7,725     4,608
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,575
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.756
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     6,134
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.731
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       817
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.086
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       624
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.584
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.584   $15.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,839     2,737
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.299
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    13,277
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     1,344
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.395   $14.529
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.529   $19.436
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,964    15,507
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.


                                115  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                116  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.707   $13.380
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.380   $14.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   15,810    28,856
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     3,422
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.517
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.048   $14.549
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.549   $17.664
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,721    13,182
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.232
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       873
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.608   $12.675
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.675   $14.006
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   34,893    55,224
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.684   $16.859
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.859   $20.628
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,139     3,004
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.385   $13.586
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.586   $15.799
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,279     8,903
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       600
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.355
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.888
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        14
-------------------------------------------------------------------------------
                                 117 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.136
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.119
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       262
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.345   $12.379
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.379   $14.505
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,786    19,546
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.113   $13.083
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.083   $14.093
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,676     5,519
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.102
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.273
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.273   $12.837
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   22,984    42,490
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.087   $14.222
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.222   $16.587
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,837    19,736
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.737   $12.946
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.946   $13.811
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,398    14,522
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.468   $12.623
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.623   $13.517
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   30,068    35,349
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.719   $14.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.650   $17.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,694     8,506
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.252   $12.126
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.126   $12.900
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   16,382    25,105
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.687   $12.072
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.072   $12.816
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,452    19,743
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.757   $12.421
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.421   $13.297
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      379     9,858
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.998   $13.493
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.493   $14.709
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7.676    19,398
-------------------------------------------------------------------------------
                                 118 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.238   $11.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.292   $11.868
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,293     4,800
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.871   $13.333
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.333   $14.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    8,249    10,766
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.361   $10.433
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.433   $10.689
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   19,681    45,714
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.580   $13.370
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.370   $15.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,371     6,108
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.697   $12,980
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12,980   $14.344
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,815     2,184
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.942   $ 9.844
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.844   $ 9.721
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,867    24,165
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.984   $13.484
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.484   $14.592
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,012     5,503
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.326   $14.560
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.560   $16.489
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     3,629
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.846   $13.083
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.083   $13.807
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,456     1,474
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.652   $14.045
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.045   $16.755
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      133     1,306
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.803   $13.549
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.549   $15.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,258     1,226
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.583   $12.387
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.387   $12.764
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,451    14,037
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.107
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     7,041
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.320
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     4,856
-------------------------------------------------------------------------------
                                 119 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.934   $11.727
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.727   $12.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,703     8,321
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.784   $13.342
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.342   $14.938
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   12,658    19,866
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    10.937
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.295   $13.861
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.861   $14.969
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,899     3,509
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.944
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     5,396
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     9,501
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.716
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       655
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.064
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     6,609
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.566
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.566   $15.831
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      923     2,519
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.283
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    32,829
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.277
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     4,582
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.385   $14.497
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.497   $19.354
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      985     5,419
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and with theMAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.


                                120  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                121  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.710   $13.392
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.392   $14.549
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      299     4,495
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     9,968
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.051   $14.563
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.563   $17.699
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      278     1,636
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    13,046
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.611   $12.687
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.687   $14.034
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,594     3,383
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.687   $16.875
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.875   $20.668
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      159       322
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.388   $13.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.599   $15.830
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      610     1,194
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     1,321
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
                                 122 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.348   $12.391
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.391   $14.534
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.116   $13.095
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.095   $14.121
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,244
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.281
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.281   $12.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      524     4,906
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.090   $14.235
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.235   $16.620
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,886
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.740   $12.959
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.959   $13.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      608     1,588
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.471   $12.635
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.635   $13.543
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,491     2,943
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.722   $14.664
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.664   $17.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      562       660
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.255   $12.138
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.138   $12.926
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,996     7,818
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.690   $12.084
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.084   $12.841
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,053     2,049
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.760   $12.433
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.433   $13.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.001   $13.506
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.506   $14.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      587       622
-------------------------------------------------------------------------------
                                 123 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.241   $11.303
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.303   $11.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.874   $13.345
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.345   $14.488
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,578     2,680
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.364   $10.443
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.443   $10.711
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,440    10,371
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.583   $13.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.383   $15.272
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      196       190
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.700   $12.992
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.992   $14.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.945   $ 9.853
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.853   $ 9.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,229     5,749
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.987   $13.497
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.497   $14.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0        27
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.329   $14.574
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.574   $16.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       204
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.849   $13.096
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.096   $13.834
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.655   $14.058
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.058   $16.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.806   $13.562
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.562   $15.798
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.586   $12.398
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.398   $12.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      508       546
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.328
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     1,533
-------------------------------------------------------------------------------
                                 124 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.936   $11.738
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.738   $12.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       274
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.787   $13.355
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.355   $14.968
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         3
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.299   $13.874
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.874   $14.999
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         3
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       224
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       398
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       942
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       961
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.575
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.575   $15.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.389   $14.511
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.511   $19.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       357
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


                                125  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                126  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                              2003      2004
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.701   $13.363
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.363   $14.487
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,473
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     1,470
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.042   $14.531
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.531   $17.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,879     2,012
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       983
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.602   $12.659
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.659   $13.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      469     1,298
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.678   $16.838
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $16.838   $20.581
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       97
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.380   $13.569
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.569   $15.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      418
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.901
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.352
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
                                 127 PROSPECTUS

LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.116
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.340   $12.364
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.364   $14.473
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,695     2,138
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.107   $13.067
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.067   $14.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,541     3,194
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.100
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.264
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.264   $12.815
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,250     7,501
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.082   $14.204
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.204   $16.550
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,801     3,743
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.731   $12.930
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.930   $13.870
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      858     1,897
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.463   $12.607
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.607   $13.486
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      909     1,042
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.713   $14.632
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.632   $17.092
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      212       227
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.246   $12.111
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.111   $12.871
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      458     4,682
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.681   $12.057
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.057   $12.787
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.751   $12.406
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.406   $13.267
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       995
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.992   $13.476
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.476   $14.675
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
                                 128 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.233   $11.278
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.278   $11.842
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      255       276
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.864   $13.316
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.316   $14.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.355   $10.420
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.420   $10.665
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      528     4,335
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.574   $13.353
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.353   $15.207
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.691   $12.964
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.964   $14.312
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.936   $ 9.832
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.832   $ 9.699
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,549     1,541
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.978   $13.467
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.467   $14.560
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.320   $14.542
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.542   $16.452
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,192     1,486
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.840   $13.067
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       13.067    13.776
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.645   $14.027
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.027   $16.718
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.797   $13.532
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.532   $15.731
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       122
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.577   $12.371
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.371   $12.735
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.100
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       397
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.312
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --       597
-------------------------------------------------------------------------------
                                 129 PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $ 9.928   $11.712
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.712   $12.257
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       505
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.778   $13.326
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.326   $14.905
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,738     4,603
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $ 9.855
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       776
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $12.289   $13.844
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.844   $14.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      106       223
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.937
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.734
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.709
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $11.052
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       349
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $13.556
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.556   $15.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,212     1,397
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --      3907
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT
(3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.269
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $11.379   $14.479
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.479   $19.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      205       937
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.


                                130  PROSPECTUS

(1) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                131  PROSPECTUS

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-390-1277                PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") has offered the following group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

PUTNAM ALLSTATE         PUTNAM ALLSTATE ADVISOR PLUS   PUTNAM ALLSTATE ADVISOR PREFERRED
ADVISOR


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

Putnam VT American Government Income Fund -       Putnam VT Growth and       Putnam VT Mid Cap Value
Class IB                                          Income Fund - Class IB     Fund - Class IB
Putnam VT Capital Appreciation Fund - Class IB    Putnam VT Growth           Putnam VT Money Market Fund
Putnam VT Capital Opportunities Fund - Class IB   Opportunities Fund -       - Class IB
Putnam VT Discovery Growth Fund - Class IB        Class IB                   Putnam VT New Opportunities
Putnam VT Diversified Income Fund - Class IB      Putnam VT Health Sciences  Fund - Class IB
Putnam VT Equity Income Fund - Class IB           Fund - Class IB            Putnam VT New Value Fund -
Putnam VT The George Putnam Fund of Boston -      Putnam VT High Yield Fund  Class IB
Class IB                                          - Class IB                 Putnam VT OTC & Emerging
Putnam VT Global Asset Allocation Fund - Class    Putnam VT Income Fund -    Growth Fund - Class IB
IB                                                Class IB                   Putnam VT Research Fund -
Putnam VT Global Equity Fund - Class IB           Putnam VT International    Class IB
                                                  Equity Fund - Class IB     Putnam VT Small Cap Value
                                                  Putnam VT International    Fund - Class IB
                                                  Growth and Income Fund -   Putnam VT Utilities Growth
                                                  Class IB                   and Income Fund - Class IB
                                                  Putnam VT International    Putnam VT Vista Fund -
                                                  New Opportunities Fund -   Class IB
                                                  Class IB                   Putnam VT Voyager Fund -
                                                  Putnam VT Investors Fund   Class IB
                                                  - Class IB


For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 39 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Website.

                                             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                                             APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN
                                             THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR
                                             THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU
                                             OTHERWISE IS COMMITTING A FEDERAL CRIME.

                                             THE CONTRACTS MAY BE DISTRIBUTED THROUGH
                                             BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH BANKS OR
IMPORTANT                                    OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH
                                             BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS OR
 NOTICES                                     OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR
                                             ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE
                                             CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING
                                             POSSIBLE LOSS OF PRINCIPAL.

                                             THE CONTRACTS ARE NOT FDIC INSURED.

                                             THE CONTRACTS WERE AVAILABLE ONLY IN NEW YORK AND ARE
                                             NOT CURRENTLY BEING OFFERED FOR NEW SALES.



                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                8
--------------------------------------------------------------------------------
  Expense Table                                                         9
--------------------------------------------------------------------------------
  Financial Information                                                 12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         12
--------------------------------------------------------------------------------
  Purchases                                                             13
--------------------------------------------------------------------------------
  Contract Value                                                        14
--------------------------------------------------------------------------------
  Investment Alternatives                                               15
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          15
--------------------------------------------------------------------------------
     The Fixed Account Options                                          16
--------------------------------------------------------------------------------
     Transfers                                                          17
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              19
--------------------------------------------------------------------------------
  Access to Your Money                                                  21
--------------------------------------------------------------------------------
  Income Payments                                                       22
--------------------------------------------------------------------------------
  Death Benefits                                                        26
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      29
--------------------------------------------------------------------------------
  Taxes                                                                 32
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   39
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  40
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                                   41
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFIT               52
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFIT                53
--------------------------------------------------------------------------------





                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      8
--------------------------------------------------------------------------------
Accumulation Unit                                                       12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 12
--------------------------------------------------------------------------------
Allstate New York ("We")                                                1, 29
--------------------------------------------------------------------------------
Annuitant                                                               12
--------------------------------------------------------------------------------
Automatic Additions Program                                             13
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                      19
--------------------------------------------------------------------------------
Beneficiary                                                             12
--------------------------------------------------------------------------------
*Contract                                                               1,30
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  8,12
--------------------------------------------------------------------------------
Contract Value                                                          1,14
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Credit Enhancement                                                      1,14
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           19
--------------------------------------------------------------------------------
Due Proof of Death                                                      26
--------------------------------------------------------------------------------
Fixed Account Options                                                   1,16
--------------------------------------------------------------------------------
Funds                                                               1,15-16,30
--------------------------------------------------------------------------------



                                                                        PAGE

--------------------------------------------------------------------------------
Guarantee Period                                                        17
--------------------------------------------------------------------------------
Income Base                                                             25
--------------------------------------------------------------------------------
Income Plans                                                            8,22
--------------------------------------------------------------------------------
Investment Alternatives                                                 1,15-19
--------------------------------------------------------------------------------
Issue Date                                                              8
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               26
--------------------------------------------------------------------------------
Payout Phase                                                            8,17
--------------------------------------------------------------------------------
Payout Start Date                                                       8
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             20
--------------------------------------------------------------------------------
Retirement Income Guarantee Rider                                       25
--------------------------------------------------------------------------------
Rider Date                                                              25
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        26
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           17
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           22
--------------------------------------------------------------------------------
Valuation Date                                                          14
--------------------------------------------------------------------------------
Variable Account                                                        1,29
--------------------------------------------------------------------------------
Variable Sub-Account                                                    1,15-16
--------------------------------------------------------------------------------




         * These Contracts were available only as group Contracts. We issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------





The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:



.. The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

.. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options, and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.


                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       WE ARE NO LONGER OFFERING NEW CONTRACTS.

                        You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                        $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000.

                        For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time
                        you make a purchase payment, we will add to your
                        Contract Value a Credit Enhancement equal to 4% of such
                        purchase payment.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                        PUTNAM ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.25% of average daily net assets.

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases)

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.65% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 2% of purchase
                          payments withdrawn (with certain exceptions)
-------------------------------------------------------------------------------
                        ALL CONTRACTS

                        .We discontinued offering the RETIREMENT INCOME
                          GUARANTEE RIDER as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to
                          January 1, 2004, you will pay an additional fee at the annual rate of 0.30% of the INCOME BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY")

                        .Transfer fee equal to 0.50% of the amount
                          transferred, up to a maximum charge of $25, after the 12/th/ transfer in any Contract Year ("CONTRACT
                          YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary

                        .State premium tax (New York currently does not impose
                          one)
-------------------------------------------------------------------------------
                                  5 PROSPECTUS

INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .a Standard Fixed Account Option* that credits
                          interest at rates we guarantee, and

                        .28 Variable Sub-Accounts investing in Funds offering
                          professional money management by Putnam Investment
                          Management, LLC.

                        PUTNAM ALLSTATE ADVISOR CONTRACTS offer an additional
                        7-to-12 Month Dollar Cost Averaging Fixed Account
                        Option that credits interest at rates we guarantee.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at 1- 800
                        -390 - 1277.

                        *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, the
                        Standard Fixed Account Option is currently not
                        available for new investments.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period

                        .
                          combination life income and guaranteed payments for a
                          specified period

                        .combination joint and survivor life income and
                          guaranteed payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York offered a
                        Retirement Income Guarantee Rider that guarantees a
                        minimum amount of fixed income payments you can receive
                        if you choose to annuitize your Contract.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before income payments begin, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------
                                  6 PROSPECTUS

TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. Except in the 7-to-12 Month
                        Dollar Cost Averaging Fixed Account (PUTNAM ALLSTATE
                        ADVISOR CONTRACTS ONLY), the minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year. For PUTNAM ALLSTATE ADVISOR CONTRACTS,
                        we do not permit transfers into the 7-to-12 Month
                        Dollar Cost Averaging Option.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to annuitization (referred to in this prospectus
                        as the Payout Phase) are generally considered to come
                        from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty. A withdrawal charge may also
                        apply.
-------------------------------------------------------------------------------


                                 7  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

 First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

 Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments         income payments    income payments
                                                                        for a set period   for life



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.


                                 8  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Contract:                Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate         0              1           2           3           4           5           6           7+
 Advisor                7%             7%          6%          5%          4%          3%          2%          0%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate         0              1           2           3           4           5           6           7            8+
 Advisor Plus           8%             8%          8%          7%          6%          5%          4%          3%           0%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate         0              1           2+
 Advisor Preferred      2%             1%          0%
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge
-----------------------------------------------------------------------------------------------------------------------------------
Contract:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                           $30**
 Advisor
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                           None
 Advisor Plus
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                           None
 Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                               0.50 % of the amount transferred***
-----------------------------------------------------------------------------------------------------------------------------------



  *Each Contract Year, you may withdraw up to the PREFERRED WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

  ** Waived in certain cases. See "Expenses."

  *** Applies solely to the 13th and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. This charge will not exceed $25 per transfer.


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net asset value deducted from each Variable Sub-Account)

    Contract      Mortality and Expense Risk Charge  Administrative Charge   Total Variable Account Annual Expenses
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Allstate                 1.25%                        0.00%                           1.25%
Advisor
--------------------------------------------------------------------------------------------------------------------
Putnam Allstate                 1.60%                        0.00%                           1.60%
Advisor Plus
--------------------------------------------------------------------------------------------------------------------
Putnam Allstate
Advisor                         1.65%                        0.00%                           1.65%
Preferred
--------------------------------------------------------------------------------------------------------------------





RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected the Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.30% of the Income Base in effect on a Contract Anniversary. See "RETIREMENT INCOME GUARANTEE RIDER" on page 25 for details.

*We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.




                                 9  PROSPECTUS

FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                  Minimum                     Maximum
-------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses/(1)
/(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services (12b-1)
fees, and other                     0.79%                      1.65%
expenses)
-------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Retirement Income Guarantee Rider prior to January 1, 2004.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.


                      Allstate Advisor                                Allstate Advisor Plus
-------------------------------------------------------------------------------------------------------------
                1Year       3Years       5Years      10Years       1Year       3Years       5Years      10Years

-------------------------------------------------------------------------------------------------------------
Costs Based
on Maximum
Annual Portfolio
Expenses        $954      $1,518       $2,107       $3,861       $1,045      $1,707       $2,310       $3,932

-------------------------------------------------------------------------------------------------------------
Costs Based
on Minimum
Annual Portfolio
Expenses       $866      $1,256       $1,673       $3,016       $  956      $1,446       $1,879       $3,104
-------------------------------------------------------------------------------------------------------------
                 Allstate Advisor Preferred
----------------------------------------------------------
                1Year       3Years       5Years       10Years

----------------------------------------------------------
Costs Based
on Maximum
Annual Portfolio
Expenses        $455      $1,127       $1,909        $3,978
----------------------------------------------------------
Costs Based
on Minimum
Annual Portfolio
Expenses        $367      $  866       $1,480        $3,154
----------------------------------------------------------





                                 10  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.




                      Allstate Advisor                               Allstate Advisor Plus
-----------------------------------------------------------------------------------------------------------
                 1Year       3Years       5Years      10Years     1Year       3Years       5Years      10Years

-----------------------------------------------------------------------------------------------------------
Costs Based
on Maximum
Annual Portfolio
Expenses         $359      $1,093       $1,852       $3,861       $365      $1,112       $1,885       $3,932

-----------------------------------------------------------------------------------------------------------
Costs Based
on Minimum
Annual Portfolio
Expenses         $271      $  831       $1,418       $3,418       $276      $  851       $1,454       $3,104
-----------------------------------------------------------------------------------------------------------
                 Allstate Advisor Preferred
----------------------------------------------------------
                1Year       3Years       5Years       10Years

----------------------------------------------------------
Costs Based
on Maximum
Annual Portfolio
Expenses        $370      $1,127       $1,909        $3,978
----------------------------------------------------------
Costs Based
on Minimum
Annual Portfolio
Expenses        $282      $  866       $1,480        $3,154
----------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE RETIREMENT INCOME GUARANTEE RIDER PRIOR TO JANUARY 1, 2004. IF THAT FEATURE WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except with respect to certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before payout. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the


                                 12  PROSPECTUS
death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non- living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.




PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make purchase payments of at least $500 or more ($50 for automatic payments) at any time prior to the Payout Start Date. The most we accept without our prior approval is $1,000,000. We reserve the right to limit the availability of the investment alternatives for additional investments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase


                                 13  PROSPECTUS
payments into the 7-to-12 Month Dollar Cost Averaging Option (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
 (PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for PUTNAM ALLSTATE
  ADVISOR PLUS CONTRACTS

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See"Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

 We determine withdrawal charges, Retirement Income Guarantee Rider fees (if applicable), transfer fees, and contract maintenance charges (if applicable), separately for each Contract. They do not affect the Accumulation


                                 14  PROSPECTUS

Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.




INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Funds. You should carefully review the Funds' prospectus before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser to each Fund.



FUND:                           EACH FUND SEEKS:
Putnam VT American Government   High current income with preservation of
 Income Fund - Class IB          capital as its secondary objective.
-------------------------------------------------------------------------------
Putnam VT Capital Appreciation  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Capital               Long-term growth of capital.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Discovery Growth      Long-term growth of capital.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Diversified Income    As high a level of current income as Putnam
 Fund - Class IB                 Management believes is consistent with
                                 preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Equity Income Fund -  Current income. Capital growth is a secondary
 Class IB                        objective when consistent with seeking current
                                 income.
-------------------------------------------------------------------------------
Putnam VT The George Putnam     To provide a balanced investment composed of a
 Fund of Boston - Class IB       well diversified portfolio of value stocks and
                                 bonds, which produce both capital growth and
                                 current income.
-------------------------------------------------------------------------------
Putnam VT Global Asset          A high level of long-term total return
 Allocation Fund - Class IB      consistent with preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Global Equity Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income     Capital growth and current income.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth Opportunities  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT High Yield Fund -     High current income. Capital growth is a
 Class IB                        secondary goal when consistent with achieving
                                 high current income.
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class   High current income consistent with what Putnam
 IB                              Management believes to be prudent risk.
-------------------------------------------------------------------------------
Putnam VT International Equity  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Growth  Capital growth. Current income is a secondary
 and Income Fund - Class IB      objective.
-------------------------------------------------------------------------------
Putnam VT International New     Long-term capital appreciation.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund -      Long-term growth of capital and any increased
 Class IB                        income that results from this growth.
-------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund -  Capital appreciation, as a secondary objective,
 Class IB                        current income.
-------------------------------------------------------------------------------
                                 15 PROSPECTUS

Putnam VT Money Market Fund -   As high a rate of current income as Putnam
 Class IB                        Management believes is consistent with
                                 preservation of capital and maintenance of
                                 liquidity.
-------------------------------------------------------------------------------
Putnam VT New Opportunities     Long-term capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT New Value Fund -      Long-term capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging        Capital appreciation.
 Growth Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Research Fund -       Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and  Capital growth and current income.
 Income Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    Capital appreciation.
 IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class  Capital appreciation.
 IB
-------------------------------------------------------------------------------



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                                                         ADVISOR    ADVISOR
                                                                                ADVISOR   PLUS     PREFERRED
Standard Fixed Account Option                                                     Yes      Yes        No
7-to-12 Month Dollar Cost Averaging Option                                        Yes      No         No


We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. Allstate New York reserves the right to delete or add Fixed Account Options. In addition, Allstate New York may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
(PUTNAM ALLSTATE ADVISOR CONTRACTS Only)

The Dollar Cost Averaging Fixed Account Option is one of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 19. This option allows you to allocate purchase payments to the Fixed Account for up to 12 months (the "7-TO-12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 7-to-12 Month Dollar Cost Averaging Option to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 7-to-12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the 12 month transfer period, we will transfer any remaining amounts in the 7-to-12 Month



                                 16  PROSPECTUS

Dollar Cost Averaging Option to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transfers out of the 7-to-12 Month Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to the 7-to-12 Month Dollar Cost Averaging Option. You may not use the Automatic Additions Program to make purchase payments into the 7-to-12 Month Dollar Cost Averaging Option.


STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into the 7-to-12 Month Dollar Cost Averaging Option. WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTION FOR INVESTMENTS MADE IN PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS ON OR AFTER OCTOBER 14, 2002. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred up to a maximum charge of $25 applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 7-to-12 Month Dollar Cost Averaging Option.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from


                                 17  PROSPECTUS
the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

o    the  investment   objectives  and/or  size  of  the  Variable   Sub-Account
     underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

                                 18  PROSPECTUS

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s). If we determine that a Contract Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Variable Sub-Accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see "Dollar Cost Averaging Fixed Account Option" on page 16.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Fund - Class IB and 60% to be in the Putnam VT Global Equity Fund - Class IB. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Fund - Class IB now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Fund - Class IB for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Fund - Class IB so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account.


                                 19  PROSPECTUS

Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. 1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

.. 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, the mortality and expense risk charge also helps pay for the cost of the Credit Enhancement. If the charges under the Contract are not sufficient, then Allstate New York will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


RETIREMENT INCOME GUARANTEE RIDER FEE
We impose a separate fee for the Retirement Income Guarantee Rider. The fee equals, on an annual basis, 0.30% of the Income Base. See "Retirement Income Guarantee Rider" for details.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred up to a maximum charge of $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 9. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS

Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Preferred Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS. We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);


                                 20  PROSPECTUS

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used); or

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 10 above. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds.




ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22. The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, Retirement Income Guarantee Rider fees, income tax withholding, any applicable contract maintenance charge and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. an emergency exists as defined by the SEC, or

3. the SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


                                 21  PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

.. the Annuitant's 90/th/ birthday; or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently nine Income Plans are available. Income Plans provide:

.. fixed income payments;

..  variable income payments; or

..  a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The nine Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 -- COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 -- COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides


                                 22  PROSPECTUS
income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -- LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -- JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -- LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 -- JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant or any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

.. The minimum payment period you may choose is 5 years.

.. If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

.. If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see VALUATION DATE ) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions


                                 23  PROSPECTUS
and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an Annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in


                                 24  PROSPECTUS
your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE RIDER
Effective January 1, 2004, the Retirement Income Guarantee Rider is no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to Janaury 1, 2004. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date. Once elected the Rider may not be canceled.

ELIGIBILITY. To qualify for an income benefit under the Rider, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. The oldest Annuitant must be age 90 or younger;

.. You must elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract); and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER FEE. The current annual charge for the Retirement Income Guarantee Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fees only from the Variable Sub-account(s) on a pro-rata basis.

For the initial Contract Anniversary after the Rider Date, we will deduct a Rider fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Rider was in effect during the current Contract Year. We will not deduct the Rider fee during the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER: The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit and does not provide a Contract Value or guarantee performance of any investment alternative. It is not available as a Contract Value, Settlement Value, or Death Benefit, nor is it used in the calculation of such values.

We determine the Income Base as follows:

INCOME BASE. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, we recalculate the Income Base as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

.. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.

.. For withdrawals, the Income Base is equal to the most recently calculated
  Income Base reduced by a withdrawal adjustment.

.. On each Contract Anniversary, the Income Base is equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Income Base.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the greatest of the Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate the Income Base for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate the Income Base only for purchase payments and withdrawals.

For purposes of computing the Income Base, the withdrawal adjustment is equal to
(1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,


                                 25  PROSPECTUS

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.The guaranteed income benefit will only apply if you elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract) under certain life contingent Income Plans (see "Eligibility" requirements above). If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time and/or use current annuity payment rates then in effect. If you expect to apply your Contract Value to variable income payment options and/or apply your Contract Value using current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner(s) or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less an adjustment for withdrawals (see "withdrawal adjustment" on page 25), or

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial


                                 26  PROSPECTUS
purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the purchase payment value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3), where:

1)  = the withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 12. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described on page 22. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner;

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

  (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market Fund - Class IB. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the Variable
  Sub-Accounts;

  ii. transfer all or a portion of the excess into the    Standard Fixed
  Account, if available, and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.


                                 27  PROSPECTUS

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

.. the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

.. the Contract Value on the date we determine the death benefit; or

.. the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

  .  "Issue Date" is replaced by the date the Contract is continued,

  . "initial purchase payment" (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives:
Transfers" section on page 17, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 17, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.


                                 28  PROSPECTUS

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB.The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contact Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

We reserve the right to offer additional options upon Death of Annuitant.




MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our Home Office address is 100 Motor Parkway, Hauppauge, NY 11788-5107. Our customer service center is located in Lincoln, Nebraska (mailing address: P.O. Box 82656, Lincoln, NE 68501-2656).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.


                                 29  PROSPECTUS

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual fund portfolios. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including


                                 30  PROSPECTUS
any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.



We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                 31  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification


                                 32  PROSPECTUS
regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner


                                 33  PROSPECTUS
  for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


                                 34  PROSPECTUS

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


                                 35  PROSPECTUS

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


                                 36  PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:


                                 37  PROSPECTUS

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


                                 38  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 39  PROSPECTUS

APPENDIX A                                                          PUTNAM
ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------



       Feature
                               Advisor               Advisor Plus          Advisor Preferred
------------------------------------------------------------------------------------------------
Maximum Age of
 Contract Owner and
 Annuitant on the                 90                      85                       90
 Issue Date
------------------------------------------------------------------------------------------------
Minimum Initial         $ 10,000   ($500
 Purchase Payment       for Qualified                  $10,000                  $10,000
                        Contracts)
------------------------------------------------------------------------------------------------
Fixed Account Options   -Standard Fixed         -Standard Fixed
                        Account Option with      Account Option with
                        1,5,7-year Guarantee     1,5,7-year Guarantee
                        Periods                  Periods
                        -7-to-12 Month Dollar                                     N/A
                        Cost Averaging Option
------------------------------------------------------------------------------------------------
Credit Enhancement               None           4% applied to all                 None
                                                purchase payments
------------------------------------------------------------------------------------------------
Contract Maintenance    $30
 Charge                 per year, full amount
                        on surrender (waived             None                     None
                        in certain cases)
------------------------------------------------------------------------------------------------
Mortality and Expense
 Risk Charge (without           1.25%                   1.60%                    1.65%
 optional benefit)
------------------------------------------------------------------------------------------------
Preferred Withdrawal    Greater of earnings
 Amount                 not previously                    15                      15
 (each Contract Year)   withdrawn, or 15% of    % of purchase payments   % of purchase payments
                        purchase payments
------------------------------------------------------------------------------------------------


                          Year       %      Year       %      Year        %
----------------------------------------------------------------------
Withdrawal Charge           0        7        0        8        0        2
 (measured from number      1        7        1        8        1        1
 of complete years          2        6        2        8       2+        0
 since we received the      3        5        3        7
 purchase payment as a      4        4        4        6
 percentage of purchase     5        3        5        5
 payments withdrawn in      6        2        6        4
 excess of the             7+        0        7        3
 Preferred Withdrawal                        8+        0
 Amount)

-------------------------------------------------------------------------------




                                 40  PROSPECTUS

APPENDIX B- ACCUMULATION UNIT VALUES
PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years
 Beginning January 1
 * and Ending December
 31,                       1999        2000        2001        2002         2003

---------------------------------------------------------------------------------
SUB-ACCOUNTS
---------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $   11.115  $   11.695   $   12.573
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $   11.115  $   11.695  $   12.573   $   12.609
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A      43,020     406,375     845,334      701,767
 Period
---------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    9.131  $    7.763   $    5.952
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    9.131  $    7.763  $    5.952   $    7.335
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A       9.747      74,854     106,336      116,023
 Period
---------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.932
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A        3,050
 Period
---------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    7.312  $    4.998   $    3.475
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    7.312  $    4.998  $    3.475   $    4.530
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A      12,302     103,648     320,714      289,322
 Period
---------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.863  $    9.866  $    9.727  $    9.942   $   10.397
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.866  $    9.727  $    9.942  $   10.397   $   12.326
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     308,305     682,479     807,895      801,337
 Period
---------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.049
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A       31,952
 Period
---------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
- CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.313  $    9.299  $   10.067  $    9.986   $    8.998
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.299  $   10.067  $    9.986  $    8.998   $   10.400
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     302,290     728,546   1,029,617    1,092,943
 Period
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.469  $   10.696  $   10.051  $    9.079   $    7.843
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.696  $   10.051  $    9.079  $    7.843   $    9.441
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      78,479     195,894     164,802      184,467
 Period
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $13.887  $   15.665  $   10.868  $    7.537   $    5.776
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $15.665  $   10.868  $    7.537  $    5.776   $    7.371
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     535,914     919,996     832,662      739,953
 Period
---------------------------------------------------------------------------------
PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.168  $    9.172  $    9.776  $    9.036   $    7.228
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.172  $    9.776  $    9.036  $    7.228   $    9.093
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   2,024,668   4,112,871   4,508,828    4,324,238
 Period
---------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    7.434  $    4.985   $    3.471
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    7.434  $    4.985  $    3.471   $    4.217
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A     475,734     694,304     582,110      569,378
 Period
---------------------------------------------------------------------------------
                                 41 PROSPECTUS

PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.953  $   10.597  $   14.545  $   11.525   $    9.066
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.597  $   14.545  $   11.525  $    9.066   $   10.599
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     337,301     643,654     627,879      569,163
 Period
---------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.896  $    9.934  $    8.976  $    9.186   $    9.006
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.934  $    8.976  $    9.186  $    9.006       11.253
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     126,432     371,529     422,855      458,048
 Period
---------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.861  $    9.714  $   10.341  $   10.956   $   11.672
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.714  $   10.341  $   10.956  $   11.672   $   12.036
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     225,137     972,105   1,423,056    1,367,127
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $13.249  $   14.427  $   12.885  $   10.100   $    8.212
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.427  $   12.885  $   10.100  $    8.212   $   10.422
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     606,589     997,025   1,034,468      938,151
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.839  $   10.968  $   10.976  $    8.582   $    7.308
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.968  $   10.976  $    8.582  $    7.308   $    9.948
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     151,770     252,287     249,047      227,318
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $15.988  $   18.134  $   10.984  $    7.736   $    6.598
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $18.134  $   10.984  $    7.736  $    6.598   $    8.679
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     269,089     314,680     275,443      239,795
 Period
---------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $11.364  $   12.168  $    9.777  $    7.262   $    5.459
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $12.168  $    9.777  $    7.262  $    5.459   $    6.854
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,433,122   2,411,695   2,343,821     2,165460
 Period
---------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.801
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A       20,213
 Period
---------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.208  $   10.231  $   10.693  $   10.956   $   10.948
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.231  $   10.693  $   10.956  $   10.948   $   10.866
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     242,264     949,740     867,456      592,122
 Period
---------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $14.041  $   15.692  $   11.436  $    7.889   $    5.413
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $15.692  $   11.436  $    7.889  $    5.413   $    7.079
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,214,382   1,776,151   1,646,724    1,506,773
 Period
---------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 8.705  $    8.795  $   10.629  $   10.844   $    9.037
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 8.795  $   10.629  $   10.844  $    9.037   $   11.823
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      83,776     410,557     569,689      545,912
 Period
---------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $18.177  $   19.838  $    9.581  $    5.137   $    3.438
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $19.838  $    9.581  $    5.137  $    3.438   $    4.608
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     354,875     587,865     543,303   $  494,356
 Period
---------------------------------------------------------------------------------
PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.894  $   11.598  $   11.226  $    8.997   $    6.912
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $11.598  $   11.226  $    8.997  $    6.912   $    8.554
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     338,253     734,229     819,298      750,331
 Period
---------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.813  $   10.302  $   12.660  $   14.768   $   11.919
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.302  $   12.660  $   14.768  $   11.919   $   17.616
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     115,092     339,513     451,689      447,713
 Period
---------------------------------------------------------------------------------
PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.047  $    9.987  $   11.590  $    8.890   $    6.664
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.987  $   11.590  $    8.890  $    6.664   $    8.214
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     208,794     480,928     445,516      410,312
 Period
---------------------------------------------------------------------------------
                                 42 PROSPECTUS

PUTNAM VT VISTA -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $12.501  $   14.088  $   13.344  $    8.762   $    6.004
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.088  $   13.344  $    8.762  $    6.004   $    7.896
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     468,945     825,771     772,317      740,253
 Period
---------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $12.868  $   14.326  $   11.808  $    9.047   $    6.563
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.326  $   11.808  $    9.047  $    6.563   $    8.096
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,766,338   2,686,901   2,589,678    2,445,696
 Period
---------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2004

-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.609
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   12.782
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            567,700
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    7.335
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    8.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            106,166
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.932
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   15.085
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,216
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    4.530
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    4.813
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            261,207
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.326
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   13.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            677,341
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.049
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   13.305
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             71,539
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   10.400
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   11.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,052,441
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    9.441
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   10.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            422,257
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    7.371
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    8.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            689,356
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    9.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    9.977
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          4,048,738
-------------------------------------------------------------------------------
                                 43 PROSPECTUS

PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    4.217
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    4.237
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            535,455
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   10.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   11.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            509,007
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   11.253
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   12.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            381,477
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.036
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   12.413
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,216,625
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   10.422
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   11.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            860,661
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    9.948
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   11.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            222,701
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    8.679
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    9.714
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            216,614
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    6.854
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    7.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,915,980
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.801
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   14.594
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,845
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   10.866
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   10.801
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            408,328
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    7.079
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    7.711
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,354,692
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   11.823
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   13.476
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            533,243
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    4.608
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    4.938
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         $  461,717
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    8.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    9.086
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            691,264
-------------------------------------------------------------------------------
                                 44 PROSPECTUS

PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   17.616
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   21.958
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            438,952
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    8.214
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    9.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            393,510
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    7.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    9.248
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            701,303
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    8.096
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    8.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          2,236,659
-------------------------------------------------------------------------------


* THE PUTNAM ALLSTATE ADVISOR CONTRACTS WERE FIRST OFFERED ON DECEMBER 10, 1999. The Variable Sub-Accounts were first offered under the Contracts as of December 10, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.




                                 45  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning January 1*
 and Ending December 31,                   2001      2002      2003       2004
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 11.420  $ 12.234   $ 12.225
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 11.420  $ 12.234  $ 12.225   $ 12.350
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,360    21,802    25,598     15,621
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  7.728  $  5.905   $  7.251
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  7.728  $  5.905  $  7.251   $  8.184
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,555    11,235    14,651     18,364
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning         N/A       N/A  $ 10.000   $ 12.902
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of            N/A       N/A  $ 12.902   $ 14.996
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        N/A       N/A         1      3,303
 Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  4.976  $  3.448   $  4.478
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  4.976  $  3.448  $  4.478   $  4.740
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,305    11,567    17,395     18,157
 Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  9.949  $ 10.367   $ 12.247
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.949  $ 10.367  $ 12.247   $ 13.160
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     20,588    30,146    33,434     34,866
 Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning         N/A       N/A  $ 10.000   $ 12.020
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of            N/A       N/A  $ 12.020   $ 13.226
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        N/A       N/A     3,207      6,984
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 11.371  $ 10.210   $ 11.759
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 11.371  $ 10.210  $ 11.759   $ 12.503
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     73,953    96,476   110,808    111,285
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.728  $  7.513   $  9.011
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.728  $  7.513  $  9.011   $  9.675
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,474    11,632    17,787     21,539
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  4.904  $  3.745   $  4.762
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  4.904  $  3.745  $  4.762   $  5.327
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     34,074    62,415    58,856     64,252
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 10.874  $  8.668   $ 10.865
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.874  $  8.668  $ 10.865   $ 11.879
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    127,229   250,489   298,612    321,823
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  5.013  $  3.478   $  4.212
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  5.013  $  3.478  $  4.212   $  4.217
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,354     4,228    15,076     20,886
 Period
-------------------------------------------------------------------------------
                                 46 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  9.494  $  7.442   $  8.669
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.494  $  7.442  $  8.669   $  9.138
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     19,105    23,817    59,314     72,553
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  9.121  $  8.910   $ 11.905
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.121  $  8.910  $ 11.905   $ 12.068
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     39,495    42,690    47,256     49,051
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 11.118  $ 11.803   $ 12.128
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 11.118  $ 11.803  $ 12.128   $ 12.463
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     44,407   104.990   108,392     76,112
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  6.863  $  5.560   $  7.031
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  6.863  $  5.560  $  7.031   $  8.040
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     22,629   59.,243    67,200     63,815
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.135  $  6.903   $  9.363
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.135  $  6.903  $  9.363   $ 11.146
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,997     7,913    17,798     21,937
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  3.968  $  3.372   $  4.420
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  3.968  $  3.372  $  4.420   $  4.930
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,089     4,233     7,763     10,298
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  6.360  $  4.764   $  5.960
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  6.360  $  4.764  $  5.960   $  6.606
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    110,887   170,384   179,822    185,538
 Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning         N/A       N/A  $ 10.000   $ 12.771
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of            N/A       N/A  $ 12.771   $ 14.507
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        N/A       N/A     3,684     10,280
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 10.580  $ 10.535   $ 10.418
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.580  $ 10.535  $ 10.418   $ 10.319
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     31,880    28,581    27,785     26,880
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  4.676  $  3.197   $  4.166
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  4.676  $  3.197  $  4.166   $  4.522
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    182,839   219,480   239,999    245,907
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 13.590  $ 11.286   $ 14.712
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.590  $ 11.286  $ 14,712   $ 16.710
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     17,126    21,747    25,989     30,514
 Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  2.189  $  1.460   $  1.950
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  2.189  $  1.460  $  1.950   $  2.082
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,929     2,903    11,772     12,170
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.244  $  6.310   $  7.782
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.244  $  6.310  $  7.782   $  8.237
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     17,010    50,780    54,286     43,752
 Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 13.942  $ 11.212   $ 16.511
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.942  $ 11.212  $ 16,511   $ 20.506
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,718    10,397    14,419     27,536
 Period
-------------------------------------------------------------------------------
                                 47 PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  9.095  $  6.794   $  8.345
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.095  $  6.794  $  8.345   $  9.985
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,329    11,098    15,181     18,232
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  5.560  $  3.796   $  4.975
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  5.560  $  3.796  $  4.975   $  5.806
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     27,049    25,322    37,201     52,974
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  6.123  $  4.426   $  5.440
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  6.123  $  4.426  $  5.440   $  5.623
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    110,162   152,956   213,213    236,134
 Period
-------------------------------------------------------------------------------




* THE PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS WERE FIRST OFFERED ON SEPTEMBER 4, 2001. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on September 4, 2001, except for the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.




                                 48  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:   ACCUMULATION UNIT VALUE AND
NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning January 1* and
 Ending December 31,                        2001      2002      2003      2004
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $ 11.266  $ 12.062   $12.479
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $11.266  $ 12.062  $ 12.479   $12.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0    10,887    55,510    41,495
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  7.723  $  5.898   $ 7.239
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 7.723  $  5.898  $  7.239   $ 8.167
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0     3,802     3,995     4,139
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       N/A       N/A  $ 10.000   $12.898
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period      N/A       N/A  $ 12.898   $14.983
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         N/A       N/A   100,082         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  4.972  $  3.444   $ 4.471
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 4.972  $  3.444  $  4.471   $ 4.730
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0     1,725    50,408    50,843
 Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $ 10.100  $ 10.520   $12.421
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $10.100  $ 10.520  $ 12.421   $13.340
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0     1,358    21,842     9,650
 Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       N/A       N/A  $ 10.000   $12.016
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period      N/A       N/A  $ 12.016   $13.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         N/A       N/A         0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $ 10.752  $  9.650   $11.108
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $10.752  $  9.650  $ 11.108   $11.822
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0    29,429    49,567    46,055
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  8.735  $  7.515   $ 9.009
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 8.735  $  7.515  $  9.009   $ 9.668
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0    13,496    40,252    46,941
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  5.158  $  3.937   $ 5.004
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 5.158  $  3.937  $  5.004   $ 5.595
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0   290,921     1,139     4,245
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  9.983  $  7.954   $ 9.965
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 9.983  $  7.954  $  9.965   $10.890
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         681    77,386    96,386    64,339
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  4.918  $  3.410   $ 4.128
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 4.918  $  3.410  $  4.128   $ 4.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0         0       162       169
 Period
-------------------------------------------------------------------------------
                                 49 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  9.643  $  7.554   $ 8.796
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 9.643  $  7.554  $  8.796   $ 9.267
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0     2,640     6,646     6,856
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  9.331  $  9.111   $11.339
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 9.331  $  9.111  $ 11.339   $12.327
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0       572    20,975    10,765
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $ 11.201  $ 11.885   $12.206
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $11.201  $ 11.885  $ 12.206   $12.536
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0    10,981    76,197    67,262
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  7.154  $  5.792   $ 7.322
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 7.154  $  5.792  $  7.322   $ 8.368
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         192   372,355     6,098     5,825
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  7.778  $  6.596   $ 8.943
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 7.778  $  6.596  $  8.943   $10.641
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0   154,404       876     2,003
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  4.650  $  3.950   $ 5.175
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 4.650  $  3.950  $  5.175   $ 5.769
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0   290,747     1,826     2,141
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  6.181  $  4.627   $ 5.786
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 6.181  $  4.627  $  5.786   $ 6.410
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0     1.548     3,730     3,780
 Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       N/A       N/A  $ 10.000   $12.767
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period      N/A       N/A  $ 12.767   $14.495
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         N/A       N/A   120,596    18,075
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $ 10.503  $ 10.452   $10.332
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $10.503  $ 10.452  $ 10.332   $10.228
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0   138,399   394,263    18,407
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  4.914  $  3.358   $ 4.374
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 4.914  $  3.358  $  4.374   $ 4.745
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0     6,576     6,576     6,576
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $ 12.179  $ 10.109   $13.171
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $12.179  $ 10.109  $ 13.171   $14.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0    21,799    18,243    15,015
 Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  3.270  $  2.180   $ 2.910
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 3.270  $  2.180  $  2.910   $ 3.106
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0       813   804,707    35,969
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  7.647  $  5.851   $ 7.212
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 7.647  $  5.851  $  7.212   $ 7.629
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0     3,745     3,862     2,568
 Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $ 13.411  $ 10.780   $15.866
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $13.411  $ 10.780  $ 15.866   $19.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         203     9,354    21,921    23,295
 Period
-------------------------------------------------------------------------------
                                 50 PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  8.562  $  6.392   $ 7.848
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 8.562  $  6.392  $  7.848   $ 9.385
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0       106         9     1,989
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  5.532  $  3.776   $ 4.945
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 5.532  $  3.776  $  4.945   $ 5.768
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           0       138   312,317    43,057
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000  $  6.272  $  4.532   $ 5.567
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $ 6.272  $  4.532  $  5.567   $ 5.751
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         432    53,710    96,020    85,473
 Period
-------------------------------------------------------------------------------

* THE PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS WERE FIRST OFFERED ON NOVEMBER 1, 2001. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on November 1, 2001, except for the Putnam VT Capital Opportunities - Class IB Sub-Account,Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.




                                 51  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                               Beginning Contract                      Contract Value After   Income Benefit Rider
 Date     Type of Occurrence         Value         Transaction Amount       Occurrence            Income Base
-------------------------------------------------------------------------------------------------------------------
1/1/04   Contract Anniversary       $55,000                   -              $55,000                $55,000

-------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal         $60,000             $15,000              $45,000                $41,250

-------------------------------------------------------------------------------------------------------------------





The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Income Base by the same proportion as the withdrawal reduces the Contract Value.


INCOME BENEFIT RIDER INCOME BASE
-------------------------------------------------------------------------------
Partial Withdrawal Amount                           (a)          $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to                 (b)          $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Income Base Immediately Prior              (c)          $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                     [(a)/(b)]*(c)          $13,750
-------------------------------------------------------------------------------
Adjusted Income Base                                             $41,250
-------------------------------------------------------------------------------



* Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.






                                 52  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                                                                       Death Benefit Amount
                                                              -----------------------------------------
                                                                Purchase Payment Value
                                                              -----------------------------------------
           Type of    Beginning   Transaction     Contract     Advisor and                  Maximum
 Date    Occurrence    Contract      Amount     Value After     Preferred      Plus       Anniversary
                        Value                    Occurrence                                  Value
-------------------------------------------------------------------------------------------------------
1/1/05   Contract      $55,000         _          $55,000       $50,000       $52,000       $55,000
         Anniversary
-------------------------------------------------------------------------------------------------------
7/1/05   Partial       $60,000      $15,000       $45,000       $37,500       $39,000       $41,250
         Withdrawal
-------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value and the Maximum Anniversary Value are reduced for partial withdrawals by the same proportion as the withdrawal reduced the Contract Value.



                                                                        Advisor and Preferred      Plus
------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)         $15,000            $15,000
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)         $60,000            $60,000
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to                 (c)         $50,000            $52,000
Partial Withdrawal
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $12,500            $13,000

------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $37,500            $39,000
------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)         $15,000            $15,000
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)         $60,000            $60,000
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to                 (c)         $55,000            $55,000
Partial Withdrawal
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $13,750            $13,750

------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $41,250            $41,250
------------------------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 53  PROSPECTUS

                THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company of New York           Statement of Additional Information dated April 30, 2005
P.O. Box 82656
Lincoln, NE 68501-2656
1 (866) 718-9824

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Advisor
o        Allstate Advisor Plus
o        Allstate Advisor Preferred



This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2005, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional
Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable
Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate
Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life Insurance Company, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate
Distributors for the fiscal year ending December 31, 2004 was $ . Commission income of Allstate Distributors for the fiscal year ending December 31, 2003 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2002 was $4,211,860.39. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue
Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts
("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other
Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.








CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable
Sub-Account and the deduction of certain expenses and charges. A "Valuation
Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation
Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation
         Period; plus,

         (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.








CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income
Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount
Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular
Variable Sub-Account is divided by the Annuity Unit Value for that Variable
Sub-Account on the Payout Start Date. This determines the number of Annuity
Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit
Values for the Variable Sub-Accounts upon which the income payments are based.
Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity
Unit Values will depend upon the investment experience of the particular
Portfolio in which the Variable Sub-Account invests. We calculate the Annuity
Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding
Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The
Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.








GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.
We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable
Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.



TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------


The financial  statements of Allstate Life  Insurance  Company of New York as of
December  31, 2004 and 2003 and for each of the three years in the period  ended
December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche
LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial  statements of the  sub-accounts  comprising  Allstate Life of New
York Separate Account A as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional
Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
-----------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, as of December 31, 2004 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, the related financial statement schedules of Allstate New York, and the accompanying Reports of Independent
Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.





                THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company of New York           Statement of Additional Information dated April 30, 2005
P.O. Box 82656
Lincoln, NE 68501-2656
1 (800) 632-3492

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Advisor
o        Allstate Advisor Plus
o        Allstate Advisor Preferred



This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2005, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional
Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable
Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate
Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life Insurance Company, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate
Distributors for the fiscal year ending December 31, 2004 was $ . Commission income of Allstate Distributors for the fiscal year ending December 31, 2003 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2002 was $4,211,860.39. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue
Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts
("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other
Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.



CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable
Sub-Account and the deduction of certain expenses and charges. A "Valuation
Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation
Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation
         Period; plus,

         (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.




CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income
Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount
Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular
Variable Sub-Account is divided by the Annuity Unit Value for that Variable
Sub-Account on the Payout Start Date. This determines the number of Annuity
Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit
Values for the Variable Sub-Accounts upon which the income payments are based.
Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity
Unit Values will depend upon the investment experience of the particular
Portfolio in which the Variable Sub-Account invests. We calculate the Annuity
Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding
Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The
Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.


GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.
We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable
Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.



TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------


The financial  statements of Allstate Life  Insurance  Company of New York as of
December  31, 2004 and 2003 and for each of the three years in the period  ended
December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche
LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial  statements of the  sub-accounts  comprising  Allstate Life of New
York Separate Account A as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional
Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
-----------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, as of December 31, 2004 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, the related financial statement schedules of Allstate New York, and the accompanying Reports of Independent
Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.





The Putnam Allstate Advisor Variable Annuity    Statement of Additional Information dated May 1, 2005
Allstate Life Insurance Company of New York
2940 S. 84th Street
Lincoln, NE 68506-4142 1 (800) 390-1277


This itional Information supplements the information in the prospectus for the following Contracts:

o        Putnam Allstate Advisor
o        Putnam Allstate Advisor Plus
o        Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2005, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

TABLE OF CONTENTS


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
THE CONTRACTS
CALCULATION OF ACCUMULATION UNIT VALUES
CALCULATION OF VARIABLE INCOME PAYMENTS
GENERAL MATTERS
EXPERTS
FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable
Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable
Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable
Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.





THE CONTRACTS
--------------------------------------------------------------------------------
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("Allstate
Distributors"),, a wholly owned subsidiary of Allstate Life Insurance Company, distributes the Contracts. Allstate Distributors is an affiliate of Allstate
Life Insurance Company of New York ("Allstate New York"). Commission income of
Allstate Distributors for the fiscal year ending December 31, 2004 was $.
Commission income of Allstate Distributors for the fiscal year ending December
31, 2003 was $ 0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $4,211,860.39. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue
Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts
("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other
Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable
Sub-Account and the deduction of certain expenses and charges. A "Valuation
Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation
Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

(1) the net asset value per share of the Fund underlying the Variable
Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation
Period;

   (B) is the net asset value per share of the Fund underlying the Variable
   Sub-Account determined as of the end of the immediately preceding Valuation
   Period; and

   (C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
We calculate the amount of the first variable income payment under an Income
Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable
Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity
Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment
         Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The
Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------
INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.
We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable
Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.


EXPERTS
------------------------------------------------------------------------------

The financial  statements of Allstate Life  Insurance  Company of New York as of
December  31, 2004 and 2003 and for each of the three years in the period  ended
December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche
LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial  statements of the  sub-accounts  comprising  Allstate Life of New
York Separate Account A as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional
Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, as of December 31, 2004 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, the related financial statement schedules of Allstate New York, and the accompanying Reports of Independent
Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                 --------------------------------------------
(IN THOUSANDS)                                                                       2004            2003            2002
                                                                                 ------------    ------------    ------------
REVENUES
Premiums (net of reinsurance ceded of $16,133, $8,021 and $5,868)                $     76,550    $     68,011    $     93,270
Contract charges                                                                       59,834          53,018          50,082
Net investment income                                                                 302,055         264,854         232,967
Realized capital gains and losses                                                      (9,297)         (8,518)        (12,573)
                                                                                 ------------    ------------    ------------
                                                                                      429,142         377,365         363,746
                                                                                 ------------    ------------    ------------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $7,536, $5,219 and $2,987)        182,150         167,221         178,163
Interest credited to contractholder funds                                             129,804         106,020          87,555
Amortization of deferred policy acquisition costs                                      25,971          29,969          23,535
Operating costs and expenses                                                           42,115          36,978          37,339
                                                                                 ------------    ------------    ------------
                                                                                      380,040         340,188         326,592
GAIN (LOSS) ON DISPOSITION OF OPERATIONS                                                1,326          (4,458)              -
                                                                                 ------------    ------------    ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                                           50,428          32,719          37,154
Income tax expense                                                                     17,925          12,029          12,975
                                                                                 ------------    ------------    ------------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX           32,503          20,690          24,179
Cumulative effect of change in accounting principle, after-tax                         (7,586)              -               -
                                                                                 ------------    ------------    ------------
NET INCOME                                                                             24,917          20,690          24,179
                                                                                 ------------    ------------    ------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                                      16,531         (30,931)         50,660
                                                                                 ------------    ------------    ------------
COMPREHENSIVE INCOME (LOSS)                                                      $     41,448    $    (10,241)   $     74,839
                                                                                 ============    ============    ============

                       See notes to financial statements.

                                       2



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                DECEMBER 31,
                                                                                        ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                       2004          2003
                                                                                        ------------   ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $5,012,977 and $3,935,447 )   $  5,545,647   $  4,415,327
   Mortgage loans                                                                            480,280        385,643
   Short-term                                                                                111,509         22,756
   Policy loans                                                                               34,948         34,107
   Other                                                                                       4,638              -
                                                                                        ------------   ------------
      Total investments                                                                    6,177,022      4,857,833

Cash                                                                                           8,624         10,731
Deferred policy acquisition costs                                                            238,173        187,437
Accrued investment income                                                                     55,821         47,818
Reinsurance recoverables                                                                       8,422          4,584
Current income taxes receivable                                                                  367          8,170
Other assets                                                                                  17,665         15,004
Separate Accounts                                                                            792,550        665,875
                                                                                        ------------   ------------
        TOTAL ASSETS                                                                    $  7,298,644   $  5,797,452
                                                                                        ============   ============
LIABILITIES
Reserve for life-contingent contract benefits                                           $  1,782,451   $  1,683,771
Contractholder funds                                                                       3,802,846      2,658,325
Deferred income taxes                                                                         90,760         81,657
Other liabilities and accrued expenses                                                       180,904        168,081
Payable to affiliates, net                                                                     8,831          5,061
Reinsurance payable to parent                                                                  1,067          1,108
Separate Accounts                                                                            792,550        665,875
                                                                                        ------------   ------------
        TOTAL LIABILITIES                                                                  6,659,409      5,263,878
                                                                                        ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding            2,500          2,500
Additional capital paid-in                                                                   120,000         55,787
Retained income                                                                              361,480        336,563
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   155,255        138,724
                                                                                        ------------   ------------
        Total accumulated other comprehensive income                                         155,255        138,724
                                                                                        ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                           639,235        533,574
                                                                                        ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                      $  7,298,644   $  5,797,452
                                                                                        ============   ============

                       See notes to financial statements.

                                       3



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                   DECEMBER 31,
                                                    -------------------------------------------
(IN THOUSANDS)                                          2004           2003            2002
                                                    ------------   ------------    ------------
COMMON STOCK                                        $      2,500   $      2,500    $      2,500
                                                    ------------   ------------    ------------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                55,787         55,787          45,787
Capital contribution                                      64,213              -          10,000
                                                    ------------   ------------    ------------
Balance, end of year                                     120,000         55,787          55,787
                                                    ------------   ------------    ------------

RETAINED INCOME
Balance, beginning of year                               336,563        315,873         291,694
Net income                                                24,917         20,690          24,179
                                                    ------------   ------------    ------------
Balance, end of year                                     361,480        336,563         315,873
                                                    ------------   ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                               138,724        169,655         118,995
Change in unrealized net capital gains and losses         16,531        (30,931)         50,660
                                                    ------------   ------------    ------------
Balance, end of year                                     155,255        138,724         169,655
                                                    ------------   ------------    ------------

TOTAL SHAREHOLDER'S EQUITY                          $    639,235   $    533,574    $    543,815
                                                    ============   ============    ============

                       See notes to financial statements.

                                       4



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                   ------------------------------------------
(IN THOUSANDS)                                                                         2004           2003           2002
                                                                                   ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $     24,917   $     20,690   $     24,179
Adjustments to reconcile net income to net cash provided by operating activities
     Amortization and other non-cash items                                              (51,544)       (49,547)       (48,233)
     Realized capital gains and losses                                                    9,297          8,518         12,573
     (Gain) loss on disposition of operations                                            (1,326)         4,458              -
     Cumulative effect of change in accounting principle                                  7,586              -              -
     Interest credited to contractholder funds                                          129,804        106,020         87,555
     Changes in:
         Life-contingent contract benefits and contractholder funds                      32,492         21,200         48,192
         Deferred policy acquisition costs                                              (66,532)       (28,937)       (33,316)
         Income taxes                                                                    12,091         (3,715)        (4,083)
         Other operating assets and liabilities                                          (7,442)       (11,917)         4,352
                                                                                   ------------   ------------   ------------
             Net cash provided by operating activities                                   89,343         66,770         91,219
                                                                                   ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                          485,522        251,569        242,113
Investment collections
     Fixed income securities                                                            184,317        210,569        215,774
     Mortgage loans                                                                      26,714         24,345         17,012
Investments purchases
     Fixed income securities                                                         (1,758,452)    (1,027,047)    (1,039,671)
     Mortgage loans                                                                    (119,953)       (87,889)       (97,076)
Change in short-term investments, net                                                   (29,248)         9,866        (13,972)
Change in other investments, net                                                          2,678            291           (875)
Change in policy loans                                                                     (841)          (349)          (598)
                                                                                   ------------   ------------   ------------
             Net cash used in investing activities                                   (1,209,263)      (618,645)      (677,293)
                                                                                   ------------   ------------   ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                     64,213              -         10,000
Contractholder fund deposits                                                          1,385,364        728,788        760,116
Contractholder fund withdrawals                                                        (331,764)      (187,868)      (169,731)
                                                                                   ------------   ------------   ------------
             Net cash provided by financing activities                                1,117,813        540,920        600,385
                                                                                   ------------   ------------   ------------

NET (DECREASE) INCREASE IN CASH                                                          (2,107)       (10,955)        14,311
CASH AT BEGINNING OF YEAR                                                                10,731         21,686          7,375
                                                                                   ------------   ------------   ------------
CASH AT END OF YEAR                                                                $      8,624   $     10,731   $     21,686
                                                                                   ============   ============   ============

                       See notes to financial statements.

                                       5



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life
Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America
("GAAP"). Management has identified the Company as a single segment entity.
     To conform to the 2004 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest-sensitive and traditional life insurance, variable life insurance and supplemental accident and health insurance.
     The Company is authorized to sell life insurance, retirement and investment products in the state of New York. The Company distributes its products through multiple intermediary distribution channels, including Allstate Exclusive
Agencies, independent agents, banks, broker-dealers, and specialized structured settlement brokers. The Company sells products through independent agents affiliated with master brokerage agencies. Independent workplace enrolling agents and Allstate Exclusive Agencies also sell the Company's supplemental accident and health insurance products to employees of small and medium size firms. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.
Approximately 50% of 2004 sales of structured settlement annuities were sold through four specialized structured settlement brokers.
     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities, and redeemable preferred stocks.
Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other

                                       6



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.
     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances, if any. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.
     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with securities lending activities. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral. Other investments, which consist primarily of policy loans, are carried at the unpaid principal balances.
     Investment income consists primarily of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.
     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.
     The Company writes down, to fair value, fixed income securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments utilized by the Company include foreign currency swaps, interest rate caps, interest rate futures, and reinvestment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative (see Note 4). Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. Interest rate cap agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap, applied to a notional amount. Interest rate futures are defined as commitments to buy or sell designated financial instruments based on specified prices or yields.
Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain variable life and annuity contracts.
     All derivatives are accounted for on a fair value basis and reported as other investments, reinsurance recoverables, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses.
     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an

                                       7



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income as unrealized net capital gains and losses. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income.
Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives consist of interest rate caps, financial futures contracts, and reinvestment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative. Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk.
Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: realized capital gains and losses or contract benefits.

SECURITIES LOANED

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount not less than 102% of the fair value of the securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are placed with large brokerage firms.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.
     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract.
Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.
     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the

                                       8



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Pursuant to the adoption of SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain
Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used for deferred policy acquisition costs.
     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses.
DSI costs related to sales inducements offered on sales to new customers, principally on investment contracts and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts, are deferred and recorded as other assets. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down when necessary.
     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.
     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.
     For interest-sensitive life, variable annuities and investment contracts, DAC and DSI are amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years; however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of estimates of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.
     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance net of fees was approximately 8%. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven-year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the

                                       9



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.
     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.
     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Statements of Operations and Comprehensive Income.

REINSURANCE RECOVERABLES

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Statements of Financial
Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.
     The Company has reinsurance treaties through which it cedes primarily re-investment related risk on its structured settlement annuities and guaranteed minimum accumulation benefits ("GMABs") to ALIC. The terms of these treaties meet the accounting definition of a derivative under SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the treaties are recorded in the Statement of Financial Position at fair value. For the treaty pertaining to the re-investment related risk on structured settlement annuities, changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses (see Note 4). For the treaty pertaining to the GMABs, changes in the fair value of the treaty are recognized in contract benefits.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and supplemental accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on variable annuities. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

                                       10



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in premiums and contract charges. Deposits to the separate accounts are not included in cash flows.
     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable contracts' separate accounts with guarantees included $758.4 million of equity, fixed income and balanced mutual funds and $32.3 million of money market mutual funds at December 31, 2004.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note 8.
     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.
     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 7.

                                       11



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
  EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
  MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
  INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (see Pending Accounting Standards). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
  NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $7.6 million, after-tax ($11.7 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $942 thousand, pre-tax, and a reduction in DAC and DSI of $10.7 million, pre-tax.
     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.
     In 2004, DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. The amounts are provided in Note 10.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's
Consolidated Statements of Operations and Comprehensive Income or Financial
Position.

                                       12



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133, "Accounting for Derivative
Instruments and Hedging Activities". While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARD

     FSP EITF ISSUE 03-1-a, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF
PARAGRAPH 16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE
03-1-a").

     In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the comment letter process for FSP
EITF 03-1-b, "EFFECTIVE DATE OF PARAGRAPH 16 OF EITF ISSUE NO. 03-1, THE MEANING
OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS".
     Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs
10-20 of EITF 03-1 may have a material impact on the Company's Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.  DISPOSITIONS

     In 2003, the Company announced its intention to exit the direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $4.5 million ($2.9 million, after-tax). In 2004, the Company disposed of substantially all of the direct response distribution business pursuant to reinsurance transactions with a subsidiary of Citigroup and Scottish
Re (U.S.) Inc. In connection with those disposal activities, the Company recorded a gain on disposition of $1.3 million pretax ($862 thousand after-tax) in 2004 (see Notes 9 and 10).

4.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $44.8 million, $37.2 million and $34.9 million in 2004, 2003 and 2002, respectively. A portion of these expenses relates to the acquisition of business and is deferred and amortized over the contract period.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $19.4 million, $19.2 million and $23.8 million of structured settlement annuities, a type of immediate annuity, in 2004, 2003 and 2002, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $5.4 million, $3.9 million and $7.5 million relate to structured settlement annuities with life contingencies and are included in premium income in 2004, 2003 and 2002, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby Allstate Settlement Corporation ("ASC"), a wholly owned subsidiary of ALIC, purchased annuities from the Company and assumed AIC's obligation to make future payments.

                                       13



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by Allstate Assignment Company ("AAC"), a wholly owned subsidiary of ALIC, (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. AAC has entered into General
Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July
1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.
     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $1.40 billion and $1.45 billion at December 31, 2004 and 2003, respectively.

BROKER/DEALER AGREEMENTS

     The Company received underwriting and distribution services from Allstate
Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, for certain variable annuity contracts sold pursuant to a joint venture agreement between the Company and a third party which was dissolved in 2002. The Company incurred $4.2 million of commission expenses and other distribution expenses payable to ADLLC during 2002. Other distribution expenses include administrative, legal, financial management and sales support that the Company provided to ADLLC, for which the Company earned administration fees of $83 thousand for the year ended December 31, 2002. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program offered on variable annuities, for which ADLLC reimbursed the Company $60 thousand for the year ended December 31, 2002.

     During 2003, the Company entered into a service agreement with ADLLC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $5.6 million and $4.8 million for the years ended December 31, 2004 and 2003, respectively.

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense of $1.4 million, $455 thousand and $891 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with unaffiliated reinsurers and ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive
Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (see Note 10).
     Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $2.7 million, $2.6 million and $2.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, the carrying value of the structured settlement reinsurance treaty was $(995) thousand and $225 thousand, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses on the Statements of Operations and Comprehensive income as the treaty is recorded as a derivative instrument pursuant to the requirements of SFAS No. 133.
     Beginning in 2004, the Company also has a reinsurance treaty through which it cedes variable annuity GMABs to ALIC. At December 31, 2004, the carrying value of the GMAB reinsurance treaty was $(141) thousand, which is recorded in reinsurance recoverables.

                                       14



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CAPITAL CONTRIBUTION

     The Company received a cash capital contribution from ALIC of $64.2 million in 2004, which was recorded as additional capital paid-in on the Statements of Financial Position.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2004.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

5.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment modifications, which reflect refinancings of fixed income securities, totaled $1.7 million and $5.4 million for 2004 and 2002, respectively. There were no non-cash investment modifications in 2003.

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Statements of Cash Flows for the years ended
December 31 are as follows:

(IN THOUSANDS)                                 2004         2003         2002
                                            ----------   ----------   ----------
Purchases                                   $  240,379   $  261,872   $  195,474
Sales                                         (300,235)    (215,425)    (207,375)
Net change in short-term investments            57,764      (72,799)      31,112
                                            ----------   ----------   ----------
  Net (sales) purchases                     $   (2,092)  $  (26,352)  $   19,211
                                            ==========   ==========   ==========

                                       15



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                    GROSS UNREALIZED
                                                  AMORTIZED    ---------------------------      FAIR
(IN THOUSANDS)                                      COST          GAINS          LOSSES         VALUE
                                                ------------   ------------   ------------   ------------
AT DECEMBER 31, 2004
U.S. government and agencies                    $    506,971   $    197,639   $          -   $    704,610
Municipal                                            262,683         12,714         (1,422)       273,975
Corporate                                          2,950,439        246,775         (6,660)     3,190,554
Foreign government                                   214,508         62,839              -        277,347
Mortgage-backed securities                           566,367          8,719         (2,623)       572,463
Commercial mortgage-backed securities                446,354         13,357           (838)       458,873
Asset-backed securities                               56,215          1,732         (1,321)        56,626
Redeemable preferred stock                             9,440          1,759              -         11,199
                                                ------------   ------------   ------------   ------------
  Total fixed income securities                 $  5,012,977   $    545,534   $    (12,864)  $  5,545,647
                                                ============   ============   ============   ============

AT DECEMBER 31, 2003
U.S. government and agencies                    $    488,037   $    166,876   $     (1,341)  $    653,572
Municipal                                            206,364          7,137         (1,121)       212,380
Corporate                                          2,403,694        248,983        (14,018)     2,638,659
Foreign government                                   200,682         54,100              -        254,782
Mortgage-backed securities                           343,625         10,364         (1,269)       352,720
Commercial mortgage-backed securities                249,603          8,780         (1,167)       257,216
Asset-backed securities                               43,442          2,593            (37)        45,998
                                                ------------   ------------   ------------   ------------
  Total fixed income securities                 $  3,935,447   $    498,833   $    (18,953)  $  4,415,327
                                                ============   ============   ============   ============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December
31, 2004:

                                                                AMORTIZED        FAIR
(IN THOUSANDS)                                                    COST           VALUE
                                                               ------------   ------------
Due in one year or less                                        $     85,270   $     86,884
Due after one year through five years                               453,059        482,196
Due after five years through ten years                            1,577,324      1,679,196
Due after ten years                                               2,274,742      2,668,282
                                                               ------------   ------------
                                                                  4,390,395      4,916,558
Mortgage- and asset-backed securities                               622,582        629,089
                                                               ------------   ------------
 Total                                                         $  5,012,977   $  5,545,647
                                                               ============   ============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.
The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

                                       16



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                 2004         2003         2002
                                            ----------   ----------   ----------
Fixed income securities                     $  278,522   $  243,684   $  214,920
Mortgage loans                                  27,198       24,026       20,336
Other                                            4,039        3,592        4,501
                                            ----------   ----------   ----------
  Investment income, before expense            309,759      271,302      239,757
  Investment expense                             7,704        6,448        6,790
                                            ----------   ----------   ----------
    Net investment income                   $  302,055   $  264,854   $  232,967
                                            ==========   ==========   ==========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                 2004         2003         2002
                                            ----------   ----------   ----------
Fixed income securities                     $   (7,666)  $   (8,156)  $  (11,886)
Mortgage loans                                   1,480       (1,113)         419
Other                                           (3,111)         751       (1,106)
                                            ----------   ----------   ----------
  Realized capital gains and losses,
   pre-tax                                      (9,297)      (8,518)     (12,573)
  Income tax benefit                             3,453        3,278        4,545
                                            ----------   ----------   ----------
  Realized capital gains and losses,
   after-tax                                $   (5,844)  $   (5,240)  $   (8,028)
                                            ==========   ==========   ==========

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                 2004         2003         2002
                                            ----------   ----------   ----------
Investment write-downs                      $   (3,402)  $   (7,682)  $  (15,760)
Dispositions (1)                                (2,784)      (1,587)       4,292
Valuation of derivative instruments             (5,777)      (2,140)      (2,605)
Settlement of derivative instruments             2,666        2,891        1,500
                                            ----------   ----------   ----------
  Realized capital gains and losses,
   pre-tax                                      (9,297)      (8,518)     (12,573)
  Income tax benefit                             3,453        3,278        4,545
                                            ----------   ----------   ----------
  Realized capital gains and losses,
   after-tax                                $   (5,844)  $   (5,240)  $   (8,028)
                                            ==========   ==========   ==========

(1) Dispositions include sales and other transactions such as calls and prepayments.

     Excluding the effects of calls and prepayments, gross gains of $5.2 million, $4.0 million and $3.0 million and gross losses of $13.3 million, $6.9 million and $7.8 million were realized on sales of fixed income securities during 2004, 2003 and 2002, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities and derivative instruments and other investments included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                                    GROSS UNREALIZED
                                                   FAIR        ---------------------------    UNREALIZED
(IN THOUSANDS)                                     VALUE          GAINS          LOSSES       NET GAINS
                                                ------------   ------------   ------------   ------------
Fixed income securities                         $  5,545,647   $    545,534   $    (12,864)  $    532,670
Derivative instruments and other investments               4              4           (724)          (720)
Deferred income taxes, deferred policy acquisition
   costs, premium deficiency reserve and deferred
   sales inducements                                                                             (376,695)
                                                                                             ------------
Unrealized net capital gains and losses                                                      $    155,255
                                                                                             ============

                                       17



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
Fixed income securities                              $   52,790   $   26,738   $  236,946
Derivative instruments and other investments               (720)           -            -
Deferred income taxes, deferred policy acquisition
 costs, premium deficiency reserve and deferred
 sales inducements                                      (35,539)     (57,669)    (186,286)
                                                     ----------   ----------   ----------
Increase (decrease) in unrealized net capital
 gains and losses                                    $   16,531   $  (30,931)  $   50,660
                                                     ==========   ==========   ==========

     The change in the deferred income taxes, deferred policy acquisition costs, premium deficiency reserve and deferred sales inducements is primarily due to increases of $24.9 million, $42.8 million and $88.4 million in the premium deficiency reserve for certain immediate annuities with life contingencies at December 31, 2004, 2003 and 2002, respectively.

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.
     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                   LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                           ------------------------------------   ------------------------------------     TOTAL
($ IN THOUSANDS)                            NUMBER OF     FAIR       UNREALIZED    NUMBER OF      FAIR      UNREALIZED   UNREALIZED
AT DECEMBER 31, 2004                         ISSUES       VALUE        LOSSES       ISSUES        VALUE       LOSSES       LOSSES
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Fixed income securities
    Municipal                                      18   $   81,432   $   (1,238)           1   $    9,816   $     (184)      (1,422)
    Corporate                                      81      369,511       (4,159)          17       84,321       (2,501)      (6,660)
    Mortgage-backed securities                     23      224,914       (2,148)           2       30,398         (475)      (2,623)
    Commercial mortgage-backed
     securities                                    10       82,850         (445)           1        9,650         (393)        (838)
    Asset-backed securities                         5       18,234       (1,321)           -            -            -       (1,321)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
       Total fixed income securities              137   $  776,941   $   (9,311)          21   $  134,185   $   (3,553)  $  (12,864)
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========

Investment grade fixed income securities          114   $  746,621   $   (7,585)          16   $  113,024   $   (3,019)  $  (10,604)
Below investment grade fixed income
  securities                                       23       30,320       (1,726)           5       21,161         (534)      (2,260)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
       Total fixed income securities              137   $  776,941   $   (9,311)          21   $  134,185   $   (3,553)  $  (12,864)
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========

     At December 31, 2004, the Company had unrealized losses on fixed income securities of $12.9 million related to 158 holdings with a fair value of $911.1 million. All of the unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $9.3 million were in an unrealized loss position for a period less than twelve months and $3.6 million were in an unrealized loss position

                                       18



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

for a period of twelve months or more. Of the $9.3 million and $3.6 million in unrealized losses, 81.5% and 85.0%, respectively, related to investment grade securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of
Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard &
Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.
Unrealized losses totaling $414 thousand related to airline issues. As of December 31, 2004, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.
     At December 31, 2003, the Company had unrealized losses of $19.0 million which related to 133 holdings of fixed income securities with a fair value of $594.0 million, $16.2 million of which have been in an unrealized loss position for a period less than twelve months. Substantially all of these unrealized losses related to investment grade securities. Unrealized losses on investment grade securities were principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. The remaining unrealized losses of $2.8 million related to securities that had been in an unrealized loss position for a period of twelve months or more and are below investment grade. Approximately
$1.0 million relates to unrealized loss positions that represented less than 20% of amortized cost. Also, $2.2 million related to airline industry issues which were evaluated considering factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as cash flows from operations or collateral. As of December 31, 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2004 or 2003.
     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used.
No interest income was earned on impaired loans in 2004 or 2002. In 2003, the Company recognized interest income on impaired loans of $134 thousand. The average balance of impaired loans was $3.9 million in 2003. There were no impaired loans in 2004 or 2002.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS
AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5.0% of the portfolio at December 31, 2004.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)               2004           2003
                                                         ------------   ------------
       California                                                41.7%          34.8%
       Texas                                                     10.2           13.4
       Oregon                                                     7.4            8.2
       Delaware                                                   5.4            6.8

                                       19



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2004 and 2003.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                2004           2003
                                                               ------------   ------------
       California                                                      19.8%          21.8%
       New Jersey                                                      12.3           14.2
       Illinois                                                        12.2           15.6
       New York                                                         9.5           12.3
       Pennsylvania                                                     7.2           11.3
       Ohio                                                             6.3            1.8
       Texas                                                            6.1            2.5
       Arizona                                                          5.5            1.0

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                2004           2003
                                                               ------------   ------------
       Warehouse                                                       30.1%          21.3%
       Office buildings                                                24.2           24.5
       Retail                                                          23.7           27.4
       Apartment complex                                               16.6           18.4
       Industrial                                                       1.5            2.4
       Other                                                            3.9            6.0
                                                               ------------   ------------
                                                                      100.0%         100.0%
                                                               ============   ============

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2004 for loans that were not in foreclosure are as follows:

                                                      NUMBER OF    CARRYING
($ IN THOUSANDS)                                        LOANS        VALUE      PERCENT
                                                     ----------   ----------   ----------
             2005                                         2       $    5,918          1.2%
             2006                                         4           23,406          4.9
             2007                                         5           14,784          3.1
             2008                                         4           24,223          5.0
             2009                                        14           55,182         11.5
             Thereafter                                  86          356,767         74.3
                                                     ----------   ----------   ----------
                    Total                                115      $  480,280        100.0%
                                                     ==========   ==========   ==========

     In 2004, one commercial mortgage loan in the amount of $798 thousand became contractually due and was paid as due. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.
     Included in fixed income securities are below investment grade assets totaling $209.3 million and $181.2 million at December 31, 2004 and 2003, respectively.
     At December 31, 2004, the carrying value of investments that were non-income producing was $232 thousand. At December 31, 2004, fixed income securities with a carrying value of $2.7 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2004 and 2003, fixed income securities with a carrying value of $130.8 million and $134.5 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and

                                       20



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $300 thousand, $324 thousand and $370 thousand, for the years ending December 31, 2004, 2003 and 2002, respectively.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables) and liabilities
(including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                      DECEMBER 31, 2004            DECEMBER 31, 2003
                                                ---------------------------   ---------------------------
                                                  CARRYING        FAIR          CARRYING        FAIR
(IN THOUSANDS)                                      VALUE         VALUE          VALUE          VALUE
                                                ------------   ------------   ------------   ------------
Fixed income securities                         $  5,545,647   $  5,545,647   $  4,415,327   $  4,415,327
Mortgage loans                                       480,280        505,890        385,643        412,554
Short-term investments                               111,509        111,509         22,756         22,756
Policy loans                                          34,948         34,948         34,107         34,107
Separate accounts                                    792,550        792,550        665,875        665,875

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral.
Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based upon quoted market prices.

FINANCIAL LIABILITIES

                                                     DECEMBER 31, 2004             DECEMBER 31, 2003
                                                ---------------------------   ---------------------------
                                                  CARRYING        FAIR          CARRYING        FAIR
(IN THOUSANDS)                                     VALUE          VALUE          VALUE          VALUE
                                                ------------   ------------   ------------   ------------
Contractholder funds on investment contracts    $  3,434,238   $  3,367,458   $  2,351,896   $  2,334,800
Separate accounts                                    792,550        792,550        665,875        665,875

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate accounts liabilities are carried at the fair value of the underlying assets.

                                       21



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk, principally interest rate and foreign currency risk, and in conjunction with asset/liability management. The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments:

                                                                                CARRYING         CARRYING
                                                  NOTIONAL        FAIR           VALUE            VALUE
(IN THOUSANDS)                                     AMOUNT         VALUE        ASSETS (1)    (LIABILITIES)(1)
                                                ------------   ------------   ------------   ----------------
AT DECEMBER 31, 2004
Financial futures contracts                     $    179,200   $         80   $        280   $           (200)
Interest rate cap agreements                         152,000          3,628          4,262               (634)
                                                ------------   ------------   ------------   ----------------
Total interest rate contracts                   $    331,200   $      3,708   $      4,542   $           (834)
                                                ============   ============   ============   ================

Foreign currency swap agreements                $      7,500   $       (724)  $          -   $           (724)
                                                ============   ============   ============   ================

Guaranteed accumulation benefits                $     93,507   $        141   $          -   $            141
                                                ============   ============   ============   ================

Guaranteed accumulation benefits
 reinsurance agreement                          $     93,507   $       (141)  $       (141)  $             -
                                                ============   ============   ============   ================

Structured settlement annuity
 reinsurance agreement                          $          -   $       (995)  $       (995)  $              -
                                                ============   ============   ============   ================

AT DECEMBER 31, 2003
Financial futures contracts                     $        700   $         (1)  $          -   $             (1)
Structured settlement annuity
 reinsurance agreement                                     -            225            225                  -

(1) Carrying value includes the effects of legally enforceable master netting agreements, if any. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.
     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts is based on either independent third party pricing sources, including dealer quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.
     The Company manages its exposure to credit risk primarily by establishing risk control limits. The Company uses master netting agreements for over-the-counter derivative transactions, including foreign currency swap and interest rate cap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.
     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

                                       22



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                           2004                          2003
                                                ---------------------------   ---------------------------
                                                 CONTRACTUAL                  CONTRACTUAL
(IN THOUSANDS)                                     AMOUNT       FAIR VALUE      AMOUNT        FAIR VALUE
                                                ------------   ------------   ------------   ------------
Commitments to extend mortgage loans            $     20,031   $        200   $      3,000   $         30

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.
     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

8.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                         2004           2003
                                                                    ------------   ------------
Immediate annuities:
  Structured settlement annuities                                   $  1,674,902   $  1,586,610
  Other immediate annuities                                                7,529          5,688
Traditional life                                                          95,585         87,533
Other                                                                      4,435          3,940
                                                                    ------------   ------------
  Total reserve for life-contingent contract benefits               $  1,782,451   $  1,683,771
                                                                    ============   ============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

          PRODUCT                          MORTALITY                   INTEREST RATE             ESTIMATION METHOD
Structured settlement           U.S. population with projected      Interest rate            Present value of
annuities                       calendar year improvements;         assumptions range        contractually specified
                                age setbacks for impaired           from 4.6% to 9.5%        future benefits
                                lives grading to standard

Other immediate annuities       1983 group annuity mortality        Interest rate            Present value of expected
                                table                               assumptions range        future benefits based on
                                                                    from 2.6% to 11.5%       historical experience

Traditional life                Actual company experience plus      Interest rate            Net level premium reserve
                                loading                             assumptions range        method using the
                                                                    from 4.0% to 8.0%        Company's withdrawal
                                                                                             experience rates
Other:
   Variable annuity             90% of 1994 group annuity           7%                       Projected benefit ratio
   guaranteed minimum           reserving table                                              applied to cumulative
   death benefits                                                                            assessments

   Supplemental                 Actual company experience plus                               Unearned premium;
   accident and health          loading                                                      additional contract
                                                                                             reserves for traditional
                                                                                             life

                                       23



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $240.3 million and $215.4 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2004 and 2003, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                                     2004           2003
                                                               ------------   ------------
Interest-sensitive life                                        $    368,608   $    309,076
Investment contracts:
  Fixed annuities                                                 2,890,254      1,861,456
  Immediate annuities and other                                     543,984        487,793
                                                               ------------   ------------
    Total contractholder funds                                 $  3,802,846   $  2,658,325
                                                               ============   ============

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                         INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life            Interest rates credited range       Either a percentage of account balance or
                                   from 4.5% to 6.0%                   dollar amount grading off generally over 20
                                                                       years

Immediate and fixed                Interest rates credited range       Either a declining or a level percentage
  annuities                        from 1.9% to 11.5% for              charge generally over nine years or less.
                                   immediate annuities and 0.0%        Additionally, approximately 0.4% of fixed
                                   to 10.3% for fixed annuities        annuities are subject to a market value
                                                                       adjustment for discretionary withdrawals

Other:

  Variable guaranteed              Interest rates used in              Withdrawal and surrender charges are based on
   minimum income                  establishing reserves range         the terms of the related variable annuity
   benefit and secondary           from 1.75% to 10.3%                 contract
   guarantees on
   variable annuities

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                                     2004           2003
                                                               ------------   ------------
CONTRACTHOLDER FUNDS, BEGINNING BALANCE                        $  2,658,325   $  2,051,429
Impact of adoption of SOP 03-1 (1)                                    2,031              -
Deposits                                                          1,385,364        728,788
Interest credited to contractholder funds                           129,243        106,020
Benefits and withdrawals                                           (292,730)      (174,205)
Contract charges                                                    (41,573)       (40,554)
Net transfers to separate accounts                                  (39,906)       (16,944)
Other adjustments                                                     2,092          3,791
                                                               ------------   ------------
CONTRACTHOLDER FUNDS, ENDING BALANCE                           $  3,802,846   $  2,658,325
                                                               ============   ============

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuities and the reclassification of deferred sales inducements ("DSI") from contractholder funds to other assets.

                                       24



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                              DECEMBER 31,
                                                      2004
                                                  ------------
     IN THE EVENT OF DEATH
        Separate account value                    $      790.7
        Net amount at risk (1)                    $       85.5

        Average attained age of contractholders           62.9 years

     AT ANNUITIZATION
        Separate account value                    $       40.1
        Net amount at risk (2)                    $          -
        Weighted average waiting period until
         annuitization options available                   8.5 years

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                    $       86.7
        Net amount at risk (3)                    $          -
        Weighted average waiting period until
         guarantee date                                   11.0 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

      The following summarizes the liabilities for guarantees:

                                                                     LIABILITY FOR   LIABILITY FOR
                                                     LIABILITY FOR     GUARANTEES     GUARANTEES
                                                       GUARANTEES      RELATED TO     RELATED TO
                                                       RELATED TO        INCOME       ACCUMULATION
     (IN THOUSANDS)                                  DEATH BENEFITS     BENEFITS        BENEFITS         TOTAL
                                                     --------------  --------------  --------------  --------------
     Balance at January 1, 2004                      $          868  $           74  $            -  $          942
      Less reinsurance recoverables                               -               -               -               -
                                                     --------------  --------------  --------------  --------------
     Net balance at January 1, 2004                             868              74               -             942

     Incurred guaranteed benefits                             1,777               7               -           1,784
     Paid guarantee benefits                                 (1,983)              -               -          (1,983)
                                                     --------------  --------------  --------------  --------------
      Net change                                               (206)              7               -            (199)

     Net balance at December 31, 2004                           662              81               -             743
      Plus reinsurance recoverables                               -               -            (141)           (141)
                                                     --------------  --------------  --------------  --------------
     Balance, December 31, 2004(1)                   $          662  $           81  $         (141) $          602
                                                     ==============  ==============  ==============  ==============

----------
   (1)  Included in the total liability balance are reserves for variable annuity death benefits of $662 thousand, variable annuity income benefits of $18 thousand, variable annuity accumulation benefits of
        $(141) thousand and other guarantees of $63 thousand.

                                       25



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   REINSURANCE

     The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term and coinsurance agreements. These agreements result in a passing of specified percentages of mortality risk, depending on the issue date and product, to the reinsurer in exchange for negotiated reinsurance premium payments.
     Mortality risk on policies in excess of $250 thousand per life is ceded to ALIC. In addition, we used reinsurance to effect the disposal of substantially all of our direct response distribution business. As of December 31, 2004, the Company ceded $5.5 million to a subsidiary of Citigroup and Scottish Re (U.S.)
Inc. in connection with the disposal of the direct response business.
     As of December 31, 2004 and 2003, 32.4% and 23.2%, respectively, of our face amount of life insurance in force was reinsured to non-affiliates and ALIC.
We retain primary liability as a direct insurer for all risks ceded to reinsurers. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. See Note 4 for discussion of reinsurance agreements with ALIC. The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
PREMIUMS AND CONTRACT CHARGES
Direct                                               $  151,799   $  128,713   $  148,749
Assumed - non-affiliate                                     719          337          471
Ceded
  Affiliate                                              (4,329)      (4,530)      (4,656)
  Non-affiliate                                         (11,805)      (3,491)      (1,212)
                                                     ----------   ----------   ----------
    Premiums and contract charges, net of
       reinsurance                                   $  136,384   $  121,029   $  143,352
                                                     ==========   ==========   ==========

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
CONTRACT BENEFITS AND INTEREST CREDITED TO
 CONTRACTHOLDER FUNDS
Direct                                               $  319,217   $  278,321   $  268,620
Assumed - non-affiliate                                     273          139           85
Ceded
  Affiliate                                                (985)      (1,590)        (901)
  Non-affiliate                                          (6,551)      (3,629)      (2,086)
                                                     ----------   ----------   ----------
    Contract benefits and interest credited to
       contractholder funds, net of reinsurance      $  311,954   $  273,241   $  265,718
                                                     ==========   ==========   ==========

     Included in reinsurance recoverables at December 31, 2004 and 2003 are the amounts due from ALIC of $1.1 million and $1.3 million, respectively. The table above excludes $2.7 million and $2.6 million of premiums and contract charges ceded to ALIC during 2004 and 2003 under the terms of the structured settlement reinsurance treaty and the GMAB reinsurance treaty (See Note 4).

                                       26



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10.   DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
Balance, beginning of year                           $  187,437   $  166,925   $  156,615
   Impact of adoption of SOP 03-1 (1)                   (11,140)           -            -
   Disposition of operations (2)                         (3,213)           -            -
   Acquisition costs deferred                            92,502       58,905       56,852
   Amortization charged to income                       (25,971)     (29,969)     (23,535)
   Effect of unrealized gains and losses                 (1,442)      (8,424)     (23,007)
                                                     ----------   ----------   ----------
Balance, end of year                                 $  238,173   $  187,437   $  166,925
                                                     ==========   ==========   ==========

(1) The impact of adoption of SOP 03-1 includes a write-down in variable annuity DAC of $7.7 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $4.1 million and an increase to DAC of $691 thousand for an adjustment to the effect of unrealized capital gains and losses.
(2) In 2004, DAC was reduced by $3.2 million related to the disposition of substantially all of our direct response distribution business (see Note
     3).

     Amortization charged to income includes $2.1 million, $1.7 million and $(1.0) million in 2004, 2003 and 2002, respectively, due to realized capital gains and losses.

     In 2004, DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. Deferred sales inducement activity for the twelve months ended December 31, 2004 was as follows:

         (IN THOUSANDS)
         Balance, January 1, 2004 (1)                             $    2,369
         Sales inducements deferred                                    1,531
         Amortization charged to income                                 (760)
         Effects of unrealized gains and losses                         (185)
                                                                  ----------
         Balance, December 31, 2004                               $    2,955
                                                                  ==========

         (1) The January 1, 2004 balance includes a $3.0 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2004.

                                       27



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted ALIC and some of its subsidiaries, including the Company, and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. ALIC and its subsidiaries, including the Company, have responded and will continue to respond to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the Company's operating results for any particular period if an unfavorable outcome results, none will have a material adverse effect on the financial condition of the Company.

                                       28



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.
     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.
     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to Allstate "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
The outcome of these disputes is currently uncertain.

OTHER MATTERS

     The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.
     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits, some of which involve claims for substantial or indeterminate amounts.
This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable.
However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                       29



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return.
Effectively, this results in the Company's annual income tax provision being computed with adjustments as if the Company filed a separate return.
     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.
     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                                   2004           2003
                                                               ------------   ------------
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                                      $     77,104   $     56,408
Discontinued operations                                                 339          1,902
Premium installment receivable                                        2,991          2,328
Other assets                                                          1,509          2,659
                                                               ------------   ------------
   Total deferred assets                                             81,943         63,297
                                                               ------------   ------------

DEFERRED LIABILITIES
Deferred policy acquisition costs                                   (73,583)       (60,439)
Unrealized net capital gains                                        (83,599)       (74,698)
Difference in tax bases of investments                              (11,299)        (8,801)
Prepaid commission expense                                           (1,826)          (699)
Other liabilities                                                    (2,396)          (317)
                                                               ------------   ------------
   Total deferred liabilities                                      (172,703)      (144,954)
                                                               ------------   ------------

   Net deferred liability                                      $    (90,760)  $    (81,657)
                                                               ============   ============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
Current                                              $   13,640   $    8,488   $   10,095
Deferred                                                  4,285        3,541        2,880
                                                     ----------   ----------   ----------
    Total income tax expense                         $   17,925   $   12,029   $   12,975
                                                     ==========   ==========   ==========

     The Company paid income taxes of $5.8 million, $15.7 million and $17.1 million in 2004, 2003 and 2002, respectively. The Company had a current income tax receivable of $367 thousand and $8.2 million at December 31, 2004 and 2003, respectively.

                                       30



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                        2004         2003         2002
                                                     ----------   ----------   ----------
Statutory federal income tax rate                          35.0%        35.0%        35.0%
State income tax expense                                    2.1          4.0          1.2
Other                                                      (1.6)        (2.2)        (1.3)
                                                     ----------   ----------   ----------
Effective income tax rate                                  35.5%        36.8%        34.9%
                                                     ==========   ==========   ==========

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholders surplus account in 2005 and 2006 without incurring any tax liability. The balance in this account at December 31, 2004, was $389 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $136 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item since the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating this potential tax liability.

13.   STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The

State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of New York insurance Superintendent.
     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.
     Statutory net income for 2004, 2003 and 2002 was $13.6 million, $36.8 million and $1.2 million, respectively. Statutory capital and surplus as of December 31, 2004 and 2003 was $356.8 million and $294.6 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in conformity with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2005 without prior approval of the New York State Insurance Department is $15.2 million. In the twelve-month period beginning January 1, 2004, the Company did not pay any dividends.

                                       31



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

14.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs, to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.
     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in net income was $1.5 million, $1.4 million and $518 thousand for the pension plans in 2004, 2003 and 2002, respectively. AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans are not funded.
AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $588 thousand, $431 thousand and $439 thousand for postretirement benefits other than pension plans in 2004, 2003 and 2002, respectively.

PROFIT SHARING PLAN

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.
     The Company's allocation of profit sharing expense from the Corporation was $1.3 million, $1.1 million and $1.3 million in 2004, 2003 and 2002, respectively.

                                       32



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

15.   OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                    2004
                                                     ------------------------------------
                                                                                 After-
UNREALIZED CAPITAL GAINS AND LOSSES:                   Pretax        Tax          tax
                                                     ----------   ----------   ----------
  Unrealized holding gains arising during the
   period                                            $   20,221   $   (7,077)  $   13,144
  Less: reclassification adjustments                     (5,211)       1,824       (3,387)
                                                     ----------   ----------   ----------
  Unrealized net capital gains and losses                25,432       (8,901)      16,531
                                                     ----------   ----------   ----------
  Other comprehensive income                         $   25,432   $   (8,901)  $   16,531
                                                     ==========   ==========   ==========

(IN THOUSANDS)

                                                                    2003
                                                     ------------------------------------
                                                                                 After-
UNREALIZED CAPITAL GAINS AND LOSSES:                   Pretax        Tax          tax
                                                     ----------   ----------   ----------
  Unrealized holding losses arising during the
   period                                            $  (53,362)  $   18,677   $  (34,685)
  Less: reclassification adjustments                     (5,776)       2,022       (3,754)
                                                     ----------   ----------   ----------
  Unrealized net capital gains and losses               (47,586)      16,655      (30,931)
                                                     ----------   ----------   ----------
  Other comprehensive loss                           $  (47,586)  $   16,655   $  (30,931)
                                                     ==========   ==========   ==========

                                                                    2002
                                                     ------------------------------------
                                                                                 After-
UNREALIZED CAPITAL GAINS AND LOSSES:                   Pretax         Tax         tax
                                                     ----------   ----------   ----------
   Unrealized holding gains arising during the
    period                                           $   66,740   $  (23,359)  $   43,381
   Less: reclassification adjustments                   (11,200)       3,921       (7,279)
                                                     ----------   ----------   ----------
   Unrealized net capital gains and losses               77,940      (27,280)      50,660
                                                     ----------   ----------   ----------
   Other comprehensive income                        $   77,940   $  (27,280)  $   50,660
                                                     ==========   ==========   ==========

                                       33


                              --------------------------------------------------
                              ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2004
                              AND 2003, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                                                           AIM V. I.        AIM V. I.
                                Aggressive        AIM V. I.        AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth          Balanced        Basic Value       Blue Chip      Appreciation      Development
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,687,638  $     8,454,450  $     4,295,279  $     6,880,684  $    10,013,612  $       967,432
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,687,638  $     8,454,450  $     4,295,279  $     6,880,684  $    10,013,612  $       967,432
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,687,638  $     8,446,558  $     4,295,279  $     6,874,893  $    10,011,641  $       964,113
Contracts in payout
  (annuitization) period                    -            7,892                -            5,791            1,971            3,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,687,638  $     8,454,450  $     4,295,279  $     6,880,684  $    10,013,612  $       967,432
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      311,456          798,343          362,777        1,001,555          441,323           65,901
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,036,661  $     8,648,537  $     3,564,639  $     7,652,300  $    11,132,749  $       825,680
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.44  $          8.48  $         11.37  $          6.24  $          5.81  $         12.31
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.86  $         10.77  $         12.53  $          9.37  $         14.18  $         13.38
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   AIM V. I.        AIM V. I.
                                 AIM V. I.     AIM V. I. Dent     Diversified      Government        AIM V. I.        AIM V. I.
                                Core Equity     Demographics        Income         Securities         Growth         High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    12,643,458  $     1,512,487  $     3,899,184  $     7,097,756  $     6,361,337  $     2,075,700
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    12,643,458  $     1,512,487  $     3,899,184  $     7,097,756  $     6,361,337  $     2,075,700
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    12,618,028  $     1,512,487  $     3,886,513  $     7,097,756  $     6,344,413  $     2,075,700
Contracts in payout
  (annuitization) period               25,430                -           12,671                -           16,924                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    12,643,458  $     1,512,487  $     3,899,184  $     7,097,756  $     6,361,337  $     2,075,700
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      559,445          268,172          446,131          588,049          396,345          321,814
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    13,089,451  $     1,976,843  $     4,228,254  $     7,041,710  $     8,879,045  $     1,887,297
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.87  $          5.11  $         11.02  $         10.66  $          4.48  $          9.56
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         16.94  $          9.79  $         13.25  $         13.85  $         12.11  $         12.70
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.        AIM V. I.
                               International       Mid Cap         AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                  Growth         Core Equity     Money Market    Premier Equity     Technology        Utilities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,725,859  $     1,556,742  $     2,517,384  $    17,815,331  $       949,870  $     1,855,617
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     5,725,859  $     1,556,742  $     2,517,384  $    17,815,331  $       949,870  $     1,855,617
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,725,859  $     1,556,742  $     2,517,384  $    17,799,364  $       949,870  $     1,855,617
Contracts in payout
  (annuitization) period                    -                -                -           15,967                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     5,725,859  $     1,556,742  $     2,517,384  $    17,815,331  $       949,870  $     1,855,617
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      289,624          118,745        2,517,384          836,401           76,479          118,874
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     5,410,357  $     1,341,040  $     2,517,384  $    21,661,987  $       848,271  $     1,512,176
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.93  $         10.83  $          9.73  $          6.08  $         11.07  $         12.21
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.48  $         14.17  $         12.00  $         14.47  $         11.12  $         12.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     AIM V. I.
                                 AIM V. I.                                                            Capital         AIM V. I.
                                Aggressive        AIM V. I.        AIM V. I.        AIM V. I.      Appreciation        Capital
                                 Growth II       Balanced II    Basic Value II    Blue Chip II          II         Development II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        26,945  $       723,522  $     1,896,369  $       377,791  $       697,503  $        41,862
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $        26,945  $       723,522  $     1,896,369  $       377,791  $       697,503  $        41,862
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        26,945  $       723,522  $     1,896,369  $       377,791  $       697,503  $        41,862
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $        26,945  $       723,522  $     1,896,369  $       377,791  $       697,503  $        41,862
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        2,291           68,711          161,256           55,395           31,000            2,873
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $        21,137  $       659,062  $     1,623,434  $       326,867  $       630,561  $        34,523
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.92  $          9.92  $         10.90  $          9.66  $          9.85  $         11.59
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.05  $         10.05  $         14.14  $          9.78  $         12.88  $         11.68
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                               AIM V. I. Dent      AIM V. I.        AIM V. I.
                                 AIM V. I.      Demographics      Diversified      Government        AIM V. I.        AIM V. I.
                              Core Equity II         II            Income II      Securities II      Growth II      High Yield II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       122,237  $        88,158  $       221,607  $     1,274,124  $        86,332  $       235,545
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       122,237  $        88,158  $       221,607  $     1,274,124  $        86,332  $       235,545
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       122,237  $        88,158  $       221,607  $     1,274,124  $        86,332  $       235,545
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       122,237  $        88,158  $       221,607  $     1,274,124  $        86,332  $       235,545
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        5,438           15,742           25,560          106,089            5,419           36,632
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       102,565  $        72,768  $       228,418  $     1,305,792  $        69,828  $       216,774
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.79  $          9.53  $         11.01  $         10.71  $          9.23  $         12.79
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.92  $          9.65  $         11.14  $         10.84  $          9.36  $         12.88
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                               International       Mid Cap           Money           Premier         AIM V. I.        AIM V. I.
                                 Growth II     Core Equity II      Market II        Equity II      Technology II    Utilities II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       187,442  $       564,575  $       444,572  $       279,219  $        10,306  $        55,201
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       187,442  $       564,575  $       444,572  $       279,219  $        10,306  $        55,201
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       187,442  $       564,575  $       444,572  $       279,219  $        10,306  $        55,201
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       187,442  $       564,575  $       444,572  $       279,219  $        10,306  $        55,201
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        9,539           43,296          444,572           13,183              832            3,545
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       143,341  $       539,258  $       444,572  $       244,738  $         9,284  $        46,658
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.71  $         10.78  $          9.70  $          8.69  $         11.04  $         12.19
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.87  $         12.32  $          9.73  $         12.27  $         11.07  $         12.22
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance         Alliance         Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein
                                 Variable         Variable         Variable         Variable      Delaware Group   Delaware Group
                                  Product          Product          Product          Product          Premium          Premium
                                Series Fund      Series Fund      Series Fund      Series Fund      Fund, Inc.       Fund, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Alliance                          Alliance         Delaware
                                 Alliance         Bernstein        Alliance         Bernstein         VIP GP
                                 Bernstein        Growth &         Bernstein        Small Cap        Small Cap        Delaware
                                  Growth           Income       Premier Growth        Value            Value        VIP GP Trend
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,875,610  $     6,846,068  $       657,123  $     2,169,463  $     3,251,122  $     1,043,409
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     1,875,610  $     6,846,068  $       657,123  $     2,169,463  $     3,251,122  $     1,043,409
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,875,610  $     6,846,068  $       657,123  $     2,169,463  $     3,251,122  $     1,043,409
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     1,875,610  $     6,846,068  $       657,123  $     2,169,463  $     3,251,122  $     1,043,409
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      103,912          286,806           28,435          129,212          106,769           33,954
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,662,170  $     5,876,426  $       754,898  $     1,843,279  $     2,166,875  $       796,238
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.48  $         10.42  $          5.65  $         15.87  $         20.07  $          9.08
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.11  $         13.52  $         12.31  $         16.03  $         20.07  $          9.08
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus
                                 Socially                           Dreyfus          Dreyfus         Fidelity         Fidelity
                                Responsible                        Variable         Variable         Variable         Variable
                                  Growth        Dreyfus Stock     Investment       Investment        Insurance        Insurance
                                Fund, Inc.       Index Fund          Fund             Fund         Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Dreyfus
                                 Socially
                                Responsible     Dreyfus Stock     VIF Capital          VIF                               VIP
                                Growth Fund      Index Fund      Appreciation     Money Market    VIP Contrafund    Equity-Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       256,298  $     5,872,352  $       847,955  $     3,267,582  $     3,692,428  $     5,039,497
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       256,298  $     5,872,352  $       847,955  $     3,267,582  $     3,692,428  $     5,039,497
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       256,298  $     5,872,352  $       847,955  $     3,267,582  $     3,692,428  $     5,039,497
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       256,298  $     5,872,352  $       847,955  $     3,267,582  $     3,692,428  $     5,039,497
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       10,183          190,105           23,846        3,267,582          138,709          198,640
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       281,298  $     5,058,703  $       792,479  $     3,267,582  $     2,920,884  $     4,091,172
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.48  $          8.66  $          9.08  $          9.91  $         10.54  $         11.79
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          6.48  $          8.66  $          9.08  $          9.91  $         11.16  $         11.79
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 VIP Growth        VIP High                       VIP Investment
                                VIP Growth      Opportunities       Income        VIP Index 500     Grade Bond      VIP Overseas
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,302,132  $       622,750  $     1,049,957  $     3,376,989  $     2,555,037  $     1,246,273
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     4,302,132  $       622,750  $     1,049,957  $     3,376,989  $     2,555,037  $     1,246,273
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,302,132  $       622,750  $     1,049,957  $     3,376,989  $     2,555,037  $     1,246,273
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     4,302,132  $       622,750  $     1,049,957  $     3,376,989  $     2,555,037  $     1,246,273
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      134,400           38,752          149,994           24,515          192,833           71,134
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,043,833  $       558,004  $       961,427  $     2,951,857  $     2,519,781  $     1,019,850
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.41  $          8.28  $         10.17  $          8.35  $         13.05  $          8.73
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          7.06  $          8.28  $         10.17  $          8.35  $         13.05  $          9.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                              Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Franklin                                           Franklin         Franklin
                                Growth and                         Franklin         Large Cap        Small Cap        Franklin
                                  Income          Franklin          Income           Growth            Value            U.S.
                                Securities       High Income      Securities       Securities       Securities       Government
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     8,356,008  $       398,529  $     3,552,506  $       630,168  $     3,569,577  $     1,879,967
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     8,356,008  $       398,529  $     3,552,506  $       630,168  $     3,569,577  $     1,879,967
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     8,351,905  $       398,529  $     3,552,506  $       630,168  $     3,569,577  $     1,879,967
Contracts in payout
  (annuitization) period                4,103                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     8,356,008  $       398,529  $     3,552,506  $       630,168  $     3,569,577  $     1,879,967
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      541,543           57,758          226,707           42,293          228,088          146,415
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,702,143  $       384,591  $     3,361,582  $       614,036  $     3,007,295  $     1,862,595
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         14.49  $         10.67  $         11.21  $         10.52  $         17.62  $         10.22
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.71  $         10.72  $         11.26  $         10.53  $         17.90  $         10.27
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton
                                 Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance       Lord Abbett      Lord Abbett
                              Products Trust   Products Trust   Products Trust   Products Trust     Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   Templeton
                                                                  Developing        Templeton
                               Mutual Shares      Templeton         Markets          Foreign
                                Securities     Asset Strategy     Securities       Securities        All Value     Bond-Debenture
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     8,794,546  $       497,789  $     1,167,262  $     4,396,172  $       145,809  $       403,286
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     8,794,546  $       497,789  $     1,167,262  $     4,396,172  $       145,809  $       403,286
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     8,794,546  $       497,789  $     1,167,262  $     4,396,172  $       145,809  $       403,286
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     8,794,546  $       497,789  $     1,167,262  $     4,396,172  $       145,809  $       403,286
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      528,518           23,761          134,632          306,353           10,452           33,468
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,947,909  $       381,824  $       960,417  $     3,759,865  $       141,865  $       419,200
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.93  $         13.06  $         20.58  $         10.73  $         10.90  $         10.36
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.19  $         13.06  $         20.90  $         16.01  $         10.92  $         10.37
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  MFS Variable     MFS Variable     MFS Variable
                                Lord Abbett      Lord Abbett      Lord Abbett       Insurance        Insurance        Insurance
                                Series Fund      Series Fund      Series Fund         Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Growth and         Growth                                               MFS         MFS Investors
                                  Income        Opportunities    Mid-CapValue       MFS Bond        High Income         Trust
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       311,140  $       218,736  $       456,787  $     1,495,271  $       585,815  $       954,837
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       311,140  $       218,736  $       456,787  $     1,495,271  $       585,815  $       954,837
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       311,140  $       218,736  $       456,787  $     1,495,271  $       585,815  $       954,837
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       311,140  $       218,736  $       456,787  $     1,495,271  $       585,815  $       954,837
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       11,447           16,446           21,971          122,966           56,491           52,812
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       304,667  $       211,973  $       446,773  $     1,438,004  $       547,519  $       836,337
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.89  $         11.14  $         11.12  $         13.56  $         11.82  $          8.36
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.90  $         11.15  $         11.14  $         13.56  $         11.82  $          8.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               MFS Variable       Variable         Variable         Variable         Variable         Variable
                                 Insurance       Investment       Investment       Investment       Investment       Investment
                                   Trust           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  MFS New        Aggressive        Dividend                          European          Global
                                 Discovery         Equity           Growth           Equity           Growth          Advantage
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       674,190  $     1,749,931  $    35,254,145  $    21,142,920  $     9,568,415  $     1,084,169
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       674,190  $     1,749,931  $    35,254,145  $    21,142,920  $     9,568,415  $     1,084,169
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       674,190  $     1,749,931  $    35,172,451  $    21,094,889  $     9,556,399  $     1,084,169
Contracts in payout
  (annuitization) period                    -                -           81,694           48,031           12,016                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       674,190  $     1,749,931  $    35,254,145  $    21,142,920  $     9,568,415  $     1,084,169
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       45,339          156,523        2,434,679          878,393          518,052          132,539
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       584,020  $     2,172,602  $    38,269,154  $    29,298,926  $     9,865,654  $     1,373,400
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.82  $         10.38  $         32.66  $         10.99  $         35.87  $          8.35
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          7.82  $         11.39  $         37.55  $         87.71  $         38.11  $         11.82
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Global
                                 Dividend                                                             Limited
                                  Growth         High Yield     Income Builder     Information       Duration       Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    10,360,728  $     1,495,864  $     2,006,245  $       390,036  $     2,155,053  $     7,419,663
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    10,360,728  $     1,495,864  $     2,006,245  $       390,036  $     2,155,053  $     7,419,663
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    10,329,270  $     1,490,047  $     2,006,245  $       390,036  $     2,155,053  $     7,400,147
Contracts in payout
  (annuitization) period               31,458            5,817                -                -                -           19,516
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    10,360,728  $     1,495,864  $     2,006,245  $       390,036  $     2,155,053  $     7,419,663
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      716,510        1,246,553          170,890           78,478          221,258        7,419,663
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     8,844,457  $     3,702,070  $     1,856,038  $       389,974  $     2,239,393  $     7,419,663
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         21.55  $         12.69  $         11.83  $          4.75  $         10.43  $         14.10
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         22.65  $         16.77  $         15.85  $          4.77  $         11.47  $         23.01
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Morgan Stanley   Morgan Stanley
                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley      Variable         Variable
                                 Variable         Variable         Variable         Variable        Investment       Investment
                                Investment       Investment       Investment       Investment         Series           Series
                                  Series           Series           Series           Series       (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Aggressive        Dividend
                                                                                                      Equity           Growth
                                  Quality                                                            (Class Y         (Class Y
                                Income Plus     S&P 500 Index     Strategist        Utilities         Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    17,737,096  $     6,319,867  $    17,601,501  $     9,598,551  $     1,670,895  $     4,356,700
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    17,737,096  $     6,319,867  $    17,601,501  $     9,598,551  $     1,670,895  $     4,356,700
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    17,442,673  $     6,319,867  $    17,535,706  $     9,349,445  $     1,670,895  $     4,356,700
Contracts in payout
  (annuitization) period              294,423                -           65,795          249,106                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    17,737,096  $     6,319,867  $    17,601,501  $     9,598,551  $     1,670,895  $     4,356,700
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,660,777          567,313        1,060,331          651,633          150,667          301,293
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,437,508  $     6,341,455  $    15,764,708  $    10,643,769  $     1,384,972  $     3,916,377
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.71  $         10.66  $         32.97  $         25.37  $          6.67  $         10.06
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         32.21  $         10.75  $         41.28  $         26.69  $         13.58  $         13.10
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  European          Global           Global
                                  Equity           Growth          Advantage     Dividend Growth    High Yield     Income Builder
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,612,130  $     1,035,252  $       166,614  $     1,639,192  $     2,123,604  $     2,018,757
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     2,612,130  $     1,035,252  $       166,614  $     1,639,192  $     2,123,604  $     2,018,757
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,612,130  $     1,035,252  $       166,614  $     1,639,192  $     2,123,604  $     2,018,757
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     2,612,130  $     1,035,252  $       166,614  $     1,639,192  $     2,123,604  $     2,018,757
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      108,703           56,356           20,469          114,309        1,769,670          172,396
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,293,310  $       876,351  $       142,978  $     1,384,326  $     2,009,840  $     1,743,352
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.63  $          9.24  $          9.97  $         12.21  $          6.29  $         11.32
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.01  $         14.09  $         13.97  $         14.68  $         12.25  $         12.75
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Limited                           Quality
                                Information       Duration       Money Market      Income Plus     S&P 500 Index     Strategist
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       150,926  $     5,598,954  $     3,932,689  $     6,011,652  $     5,061,243  $     3,201,321
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       150,926  $     5,598,954  $     3,932,689  $     6,011,652  $     5,061,243  $     3,201,321
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       150,926  $     5,598,954  $     3,932,689  $     6,011,652  $     5,061,243  $     3,201,321
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       150,926  $     5,598,954  $     3,932,689  $     6,011,652  $     5,061,243  $     3,201,321
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       30,614          575,432        3,932,689          563,416          457,617          193,083
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       137,471  $     5,782,140  $     3,932,689  $     5,962,525  $     4,339,456  $     2,714,073
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.05  $          9.90  $          9.77  $         10.59  $          8.40  $         10.24
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.27  $         10.88  $         10.09  $         12.85  $         13.19  $         13.08
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley
                                 Variable
                                Investment       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                  Series          Variable         Variable         Variable         Variable         Variable
                              (Class Y Shares)  Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Utilities       Oppenheimer                       Oppenheimer      Oppenheimer
                                 (Class Y        Aggressive       Oppenheimer        Capital          Global         Oppenheimer
                                  Shares)          Growth            Bond         Appreciation      Securities       High Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       938,388  $     1,912,084  $     1,839,311  $     2,284,677  $     1,393,785  $     1,148,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       938,388  $     1,912,084  $     1,839,311  $     2,284,677  $     1,393,785  $     1,148,839
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       938,388  $     1,912,084  $     1,839,311  $     2,284,677  $     1,393,785  $     1,148,839
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       938,388  $     1,912,084  $     1,839,311  $     2,284,677  $     1,393,785  $     1,148,839
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       63,749           43,486          159,940           61,765           47,231          130,550
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       869,345  $     1,706,235  $     1,771,463  $     2,066,095  $     1,084,226  $     1,059,300
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.26  $          6.50  $         12.85  $          7.62  $         10.69  $         12.09
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.66  $          6.50  $         12.85  $          7.62  $         10.69  $         12.09
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Oppenheimer      Oppenheimer      Oppenheimer
                                                                                    Variable         Variable         Variable
                                Oppenheimer      Oppenheimer      Oppenheimer     Account Funds    Account Funds    Account Funds
                                 Variable         Variable         Variable      (Service Class   (Service Class   (Service Class
                               Account Funds    Account Funds    Account Funds       ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Oppenheimer
                                                 Main Street                       Oppenheimer
                                Oppenheimer       Small Cap       Oppenheimer      Aggressive       Oppenheimer      Oppenheimer
                                Main Street        Growth       Strategic Bond     Growth (SC)     Balanced (SC)      Bond (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,572,789  $     1,978,550  $     3,735,188  $     1,754,381  $     4,467,017  $       309,566
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     4,572,789  $     1,978,550  $     3,735,188  $     1,754,381  $     4,467,017  $       309,566
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,572,789  $     1,978,550  $     3,735,188  $     1,754,381  $     4,467,017  $       309,566
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     4,572,789  $     1,978,550  $     3,735,188  $     1,754,381  $     4,467,017  $       309,566
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      219,424          123,274          716,927           40,201          258,807           26,989
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,978,080  $     1,518,668  $     3,266,628  $     1,555,937  $     4,111,336  $       307,172
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.92  $         12.01  $         14.18  $         14.47  $         14.06  $         10.10
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          8.92  $         12.01  $         14.18  $         14.70  $         14.28  $         10.12
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable         Variable         Variable         Variable
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                              (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                  ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Oppenheimer      Oppenheimer                                        Oppenheimer
                                  Capital          Global         Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                               Appreciation      Securities          High             Main           Small Cap        Strategic
                                   (SC)             (SC)          Income (SC)      Street (SC)      Growth (SC)       Bond (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,385,956  $     2,874,454  $     5,848,511  $    11,023,432  $     3,591,812  $    12,395,707
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     6,385,956  $     2,874,454  $     5,848,511  $    11,023,432  $     3,591,812  $    12,395,707
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,383,985  $     2,874,454  $     5,848,511  $    11,021,413  $     3,591,812  $    12,393,682
Contracts in payout
  (annuitization) period                1,971                -                -            2,019                -            2,025
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     6,385,956  $     2,874,454  $     5,848,511  $    11,023,432  $     3,591,812  $    12,395,707
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      173,862           98,004          667,638          532,533          224,910        2,343,234
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     5,957,640  $     2,341,631  $     5,578,920  $    10,110,830  $     3,068,548  $    11,711,673
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.82  $         16.55  $         13.78  $         13.49  $         17.09  $         12.87
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.97  $         16.81  $         13.99  $         13.70  $         17.36  $         13.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                VT American
                                Government       VT Capital       VT Capital      VT Discovery    VT Diversified         VT
                                  Income        Appreciation     Opportunities       Growth           Income        Equity Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     7,970,524  $     1,066,191  $       158,382  $     1,583,656  $     9,623,340  $     1,044,167
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     7,970,524  $     1,066,191  $       158,382  $     1,583,656  $     9,623,340  $     1,044,167
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     7,954,069  $     1,066,191  $       158,382  $     1,583,656  $     9,590,745  $     1,044,167
Contracts in payout
  (annuitization) period               16,455                -                -                -           32,595                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     7,970,524  $     1,066,191  $       158,382  $     1,583,656  $     9,623,340  $     1,044,167
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      680,660          123,117           10,999          318,643        1,049,437           77,403
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,980,939  $       885,829  $       144,360  $     1,360,529  $     9,131,654  $       917,328
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.16  $          8.17  $         15.00  $          4.73  $         13.16  $         13.23
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.78  $          8.31  $         15.09  $          4.81  $         13.34  $         13.30
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               VT The George         VT
                                Putnam Fund     Global Asset          VT          VT Growth and      VT Growth        VT Health
                                 of Boston       Allocation      Global Equity       Income        Opportunities      Sciences
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    16,825,653  $     6,870,180  $     6,089,546  $    49,138,229  $     2,360,887  $     7,075,337
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    16,825,653  $     6,870,180  $     6,089,546  $    49,138,229  $     2,360,887  $     7,075,337
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    16,801,872  $     6,870,180  $     6,070,091  $    49,112,174  $     2,357,658  $     7,075,337
Contracts in payout
  (annuitization) period               23,781                -           19,455           26,055            3,229                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    16,825,653  $     6,870,180  $     6,089,546  $    49,138,229  $     2,360,887  $     7,075,337
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,456,766          482,118          594,682        1,931,534          505,543          603,183
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    15,094,920  $     6,350,873  $     8,315,308  $    45,225,697  $     3,704,573  $     7,260,416
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.11  $          9.67  $          5.33  $          9.98  $          4.13  $          9.14
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.99  $         13.47  $          8.27  $         14.90  $          4.24  $         12.03
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                       VT               VT
                                                                      VT          International    International
                                                                 International     Growth and           New
                               VT High Yield      VT Income         Equity           Income        Opportunities    VT Investors
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     8,255,433  $    20,522,045  $    13,653,079  $     2,912,706  $     2,167,341  $    16,302,715
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     8,255,433  $    20,522,045  $    13,653,079  $     2,912,706  $     2,167,341  $    16,302,715
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     8,223,907  $    20,487,737  $    13,626,027  $     2,912,706  $     2,167,341  $    16,288,064
Contracts in payout
  (annuitization) period               31,526           34,308           27,052                -                -           14,651
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     8,255,433  $    20,522,045  $    13,653,079  $     2,912,706  $     2,167,341  $    16,302,715
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,025,520        1,593,326          928,149          215,596          173,804        1,631,903
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,990,183  $    19,952,705  $    12,416,018  $     2,424,479  $     2,738,810  $    19,011,607
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.07  $         10.67  $          8.04  $         10.64  $          4.93  $          6.41
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.65  $         12.54  $         15.44  $         11.89  $          9.71  $         14.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     VT OTC &
                                    VT               VT             VT New                           Emerging
                               Mid Cap Value    Money Market     Opportunities    VT New Value        Growth         VT Research
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       861,289  $     9,953,202  $    12,158,137  $     9,913,090  $     2,417,236  $     7,311,631
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       861,289  $     9,953,202  $    12,158,137  $     9,913,090  $     2,417,236  $     7,311,631
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       861,289  $     9,926,361  $    12,144,565  $     9,890,119  $     2,417,236  $     7,308,438
Contracts in payout
  (annuitization) period                    -           26,841           13,572           22,971                -            3,193
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       861,289  $     9,953,202  $    12,158,137  $     9,913,090  $     2,417,236  $     7,311,631
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       58,671        9,953,202          723,699          607,048          404,220          642,498
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       706,485  $     9,953,202  $    19,493,869  $     7,999,551  $     4,810,064  $     7,675,866
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         14.50  $          9.70  $          4.52  $         13.48  $          2.08  $          7.63
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.59  $         10.80  $         14.79  $         16.71  $          4.94  $         13.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Scudder          Scudder
                                  Putnam           Putnam           Putnam           Putnam          Variable         Variable
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust      Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                VT Utilities
                               VT Small Cap      Growth and                                        21st Century
                                   Value           Income          VT Vista        VT Voyager         Growth          Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,862,533  $     4,621,012  $     7,662,087  $    25,367,146  $         2,896  $         3,355
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    11,862,533  $     4,621,012  $     7,662,087  $    25,367,146  $         2,896  $         3,355
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,830,785  $     4,604,791  $     7,662,087  $    25,353,927  $         2,896  $         3,355
Contracts in payout
  (annuitization) period               31,748           16,221                -           13,219                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    11,862,533  $     4,621,012  $     7,662,087  $    25,367,146  $         2,896  $         3,355
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      520,515          341,286          616,419          932,616              545              287
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,595,801  $     4,714,341  $     9,261,555  $    35,243,800  $         4,661  $         3,043
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.35  $          9.39  $          5.77  $          5.62  $          8.62  $         11.46
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         21.96  $         16.98  $         15.98  $         12.93  $          8.62  $         11.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder          Scudder          Scudder       The Universal
                                 Variable         Variable         Variable         Variable         Variable       Institutional
                                 Series I         Series I         Series I         Series I         Series II       Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                     Van Kampen
                                                 Growth and                                                         UIF Emerging
                                   Bond            Income        International    Money Market        Growth       Markets Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        43,182  $         7,784  $         3,704  $        11,547  $         3,021  $     1,215,259
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $        43,182  $         7,784  $         3,704  $        11,547  $         3,021  $     1,215,259
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        43,182  $         7,784  $         3,704  $        11,547  $         3,021  $     1,215,259
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $        43,182  $         7,784  $         3,704  $        11,547  $         3,021  $     1,215,259
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        6,056              838              390           11,547              156          109,978
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $        41,641  $         7,593  $         5,089  $        11,547  $         3,550  $       955,417
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.14  $          9.47  $         10.12  $         11.44  $          7.65  $         11.91
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.22  $          9.52  $         10.12  $         11.44  $          7.65  $         15.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                               The Universal    The Universal    The Universal    The Universal    The Universal    Institutional
                               Institutional    Institutional    Institutional    Institutional    Institutional     Funds, Inc.
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Van Kampen                                                          Van Kampen
                                Van Kampen           UIF          Van Kampen       Van Kampen       Van Kampen      UIF Emerging
                                    UIF         International         UIF           UIF U.S.         UIF U.S.       Markets Debt
                               Equity Growth       Magnum       Mid Cap Growth    Mid Cap Value     Real Estate      (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,195,970  $       961,143  $     1,018,839  $     5,517,989  $     2,348,488  $     2,613,398
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,195,970  $       961,143  $     1,018,839  $     5,517,989  $     2,348,488  $     2,613,398
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,195,970  $       961,143  $     1,018,839  $     5,517,989  $     2,348,488  $     2,613,398
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,195,970  $       961,143  $     1,018,839  $     5,517,989  $     2,348,488  $     2,613,398
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      232,434           85,132           98,344          324,779          114,672          294,633
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,405,025  $       877,049  $       748,442  $     4,577,917  $     1,550,118  $     2,536,408
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.76  $          9.85  $         12.22  $         10.74  $         16.73  $         12.17
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.79  $         10.89  $         12.95  $         12.41  $         21.76  $         15.17
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen     Van Kampen UIF
                               UIF Emerging    UIF Equity and         UIF          UIF Global           UIF         Small Company
                              Markets Equity       Income        Equity Growth      Franchise     Mid Cap Growth       Growth
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       767,610  $     2,113,708  $     1,006,184  $     2,565,770  $     1,532,208  $     1,708,194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       767,610  $     2,113,708  $     1,006,184  $     2,565,770  $     1,532,208  $     1,708,194
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       767,610  $     2,113,708  $     1,006,184  $     2,565,770  $     1,532,208  $     1,708,194
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       767,610  $     2,113,708  $     1,006,184  $     2,565,770  $     1,532,208  $     1,708,194
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       69,530          162,969           73,551          185,791          148,039          110,420
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       634,512  $     1,981,133  $       916,590  $     2,380,766  $     1,308,665  $     1,498,636
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         17.92  $         10.94  $         10.72  $         11.05  $         15.57  $         15.80
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         18.10  $         12.79  $         12.42  $         13.64  $         15.73  $         15.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal     Van Kampen       Van Kampen       Van Kampen       Van Kampen
                               Institutional    Institutional        Life             Life             Life             Life
                                Funds, Inc.      Funds, Inc.      Investment       Investment       Investment       Investment
                                (Class II)       (Class II)          Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              Van Kampen UIF     Van Kampen
                               U.S. Mid Cap       UIF U.S.
                                   Value         Real Estate                      LIT Emerging                           LIT
                                (Class II)       (Class II)      LIT Comstock        Growth       LIT Government    Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,971,692  $     6,008,432  $     6,011,014  $     2,673,993  $       538,796  $     2,047,888
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,971,692  $     6,008,432  $     6,011,014  $     2,673,993  $       538,796  $     2,047,888
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,971,692  $     6,008,432  $     6,011,014  $     2,672,883  $       538,796  $     2,047,888
Contracts in payout
  (annuitization) period                    -                -                -            1,110                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,971,692  $     6,008,432  $     6,011,014  $     2,673,993  $       538,796  $     2,047,888
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      234,180          294,820          437,801          102,767           56,835        2,047,888
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,461,533  $     4,864,008  $     4,849,274  $     3,762,685  $       538,381  $     2,047,888
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.28  $         17.00  $         12.04  $          4.48  $         11.00  $         10.26
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.16  $         19.61  $         13.38  $         12.81  $         11.00  $         10.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen
                                   Life             Life             Life             Life             Life
                                Investment       Investment       Investment       Investment       Investment       Wells Fargo
                                   Trust            Trust            Trust            Trust            Trust          Variable
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)          Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              LIT Aggressive                     LIT Emerging    LIT Growth and         LIT        Wells Fargo VT
                                  Growth        LIT Comstock        Growth           Income        Money Market         Asset
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       Allocation
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,789,698  $    14,646,521  $     2,950,663  $     8,062,509  $     5,486,956  $       611,648
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     1,789,698  $    14,646,521  $     2,950,663  $     8,062,509  $     5,486,956  $       611,648
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,789,698  $    14,646,521  $     2,950,663  $     8,062,509  $     5,486,956  $       611,648
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     1,789,698  $    14,646,521  $     2,950,663  $     8,062,509  $     5,486,956  $       611,648
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      368,251        1,069,870          114,190          417,963        5,486,956           47,159
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,572,758  $    12,285,610  $     2,683,224  $     7,132,836  $     5,486,956  $       539,581
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.10  $         11.31  $          7.67  $         13.85  $          9.85  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.59  $         14.52  $         12.49  $         15.14  $          9.93  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------

                                 Wells Fargo     Wells Fargo
                                  Variable         Variable
                                    Trust           Trust
                                 Sub-Account     Sub-Account
                              ---------------  ---------------
                               Wells Fargo VT   Wells Fargo VT
                                Equity Income       Growth
                              ---------------  ---------------
ASSETS
Investments at fair value     $       322,591  $       386,550
                              ---------------  ---------------
  Total assets                $       322,591  $       386,550
                              ===============  ===============

NET ASSETS
Accumulation units            $       322,591  $       386,550
Contracts in payout
  (annuitization) period                    -                -
                              ---------------  ---------------
  Total net assets            $       322,591  $       386,550
                              ===============  ===============
FUND SHARE INFORMATION
Number of shares                       19,754           27,670
                              ===============  ===============
Cost of investments           $       276,296  $       339,392
                              ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.62  $          6.90
                              ===============  ===============
  Highest                     $         10.62  $          6.90
                              ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                                                           AIM V. I.        AIM V. I.
                                Aggressive        AIM V. I.        AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth          Balanced        Basic Value       Blue Chip     Appreciation (a)   Development
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       117,683  $             -  $         7,048  $             -  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (39,067)         (97,330)         (46,163)         (75,964)        (118,777)         (11,581)
    Administrative expense             (3,439)          (8,396)          (3,844)          (6,720)          (9,622)          (1,032)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (42,506)          11,957          (50,007)         (75,636)        (128,399)         (12,613)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               445,321        1,087,540          638,016          800,822        1,283,852          346,232
    Cost of investments sold          532,150        1,152,255          551,502          914,200        1,561,187          334,642
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (86,829)         (64,715)          86,514         (113,378)        (277,335)          11,590

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        (86,829)         (64,715)          86,514         (113,378)        (277,335)          11,590

Change in unrealized gains
  (losses)                            485,637          542,351          335,492          418,098          890,954          117,173
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         398,808          477,636          422,006          304,720          613,619          128,763
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       356,302  $       489,593  $       371,999  $       229,084  $       485,220  $       116,150
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.     AIM V. I. Dent     Diversified        Global         Government        AIM V. I.
                                Core Equity     Demographics        Income        Utilities (b)     Securities       Growth (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       120,073  $             -  $       221,163  $        51,615  $       269,456  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (156,008)         (17,013)         (50,579)          (6,241)         (86,627)         (77,318)
    Administrative expense            (12,577)          (1,518)          (4,103)            (518)          (7,442)          (6,263)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (48,512)         (18,531)         166,481           44,856          175,387          (83,581)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             1,742,337          208,449          846,813        1,595,220        2,014,240          752,040
    Cost of investments sold        1,911,995          282,996          925,764        2,419,163        1,954,278        1,102,651
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares               (169,658)         (74,547)         (78,951)        (823,943)          59,962         (350,611)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                       (169,658)         (74,547)         (78,951)        (823,943)          59,962         (350,611)

Change in unrealized gains
  (losses)                          1,121,893          190,322           49,928          785,242         (143,842)         840,668
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         952,235          115,775          (29,023)         (38,701)         (83,880)         490,057
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       903,723  $        97,244  $       137,458  $         6,155  $        91,507  $       406,476
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   AIM V. I.         AIM V. I.                       AIM V. I.
                                 AIM V. I.      International       Mid Cap         AIM V. I.           New           AIM V. I.
                                High Yield         Growth         Core Equity     Money Market    Technology (c)  Premier Equity (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        59,706  $        33,326  $         2,278  $        17,744  $             -  $        80,751
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (25,528)         (58,940)         (16,756)         (31,541)          (4,802)        (220,170)
    Administrative expense             (2,260)          (4,854)          (1,333)          (2,650)            (432)         (17,842)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           31,918          (30,468)         (15,811)         (16,447)          (5,234)        (157,261)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               622,054          614,968          198,147        1,214,317        1,223,677        2,297,067
    Cost of investments sold          567,005          653,822          171,568        1,214,317        3,226,854        2,973,390
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         55,049          (38,854)          26,579                -       (2,003,177)        (676,323)

Realized gain distributions                 -                -           67,247                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Net realized gains
    (losses)                           55,049          (38,854)          93,826                -       (2,003,177)        (676,323)

Change in unrealized gains
  (losses)                            112,124        1,114,627           82,882                -        1,933,532        1,555,785
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Net realized and
    unrealized gains
    (losses) on investments           167,173        1,075,773          176,708                -          (69,645)         879,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       199,091  $     1,045,305  $       160,897  $       (16,447) $       (74,879) $       722,201
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable     AIM Variable     AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   AIM V. I.
                                 AIM V. I.        AIM V. I.       Aggressive        AIM V. I.        AIM V. I.        AIM V. I.
                             Technology (c)(d) Utilities (b)(d)    Growth II       Balanced II    Basic Value II    Blue Chip II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $             -  $         9,467  $             -  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (7,960)         (13,219)            (477)          (9,153)         (20,918)          (5,248)
    Administrative expense               (709)          (1,095)             (33)            (682)          (2,442)            (369)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (8,669)         (14,314)            (510)            (368)         (23,360)          (5,617)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               364,177          120,952           16,031           53,984          158,017           35,126
    Cost of investments sold          372,856          110,193           13,307           49,704          142,772           32,048
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 (8,679)          10,759            2,724            4,280           15,245            3,078

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         (8,679)          10,759            2,724            4,280           15,245            3,078

Change in unrealized gains
  (losses)                            101,599          343,441             (365)          32,275          158,969           10,738
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          92,920          354,200            2,359           36,555          174,214           13,816
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        84,251  $       339,886  $         1,849  $        36,187  $       150,854  $         8,199
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(d)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.
                                  Capital         AIM V. I.                       AIM V. I. Dent      AIM V. I.       AIM V. I.
                               Appreciation        Capital         AIM V. I.      Demographics      Diversified        Global
                                    II         Development II   Core Equity II         II            Income II     Utilities II (e)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $           955  $             -  $        12,601  $         2,990
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (8,512)            (329)          (1,478)          (1,199)          (2,811)            (426)
    Administrative expense               (969)             (23)            (115)             (82)            (212)             (30)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (9,481)            (352)            (638)          (1,281)           9,578            2,534
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                28,647            5,851            3,656            9,245           21,376           96,417
    Cost of investments sold           27,978            6,015            3,093            8,693           21,615           90,612
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                    669             (164)             563              552             (239)           5,805

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                            669             (164)             563              552             (239)           5,805

Change in unrealized gains
  (losses)                             42,398            5,971            8,194            6,548           (2,578)          (8,365)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          43,067            5,807            8,757            7,100           (2,817)          (2,560)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        33,586  $         5,455  $         8,119  $         5,819  $         6,761  $           (26)
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                                          AIM V. I.        AIM V. I.        AIM V. I.
                                Government        AIM V. I.        AIM V. I.      International       Mid Cap           Money
                               Securities II      Growth II      High Yield II      Growth II     Core Equity II      Market II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        44,589  $             -  $         6,488  $           851  $           113  $         2,153
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (31,776)          (1,461)          (3,425)          (1,653)          (3,016)          (7,443)
    Administrative expense             (2,287)            (100)            (263)            (127)            (251)            (532)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           10,526           (1,561)           2,800             (929)          (3,154)          (5,822)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             3,077,813           24,878          889,941            2,958          476,150        1,024,744
    Cost of investments sold        3,090,275           21,964          887,678            2,335          469,998        1,024,744
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (12,462)           2,914            2,263              623            6,152                -

Realized gain distributions                 -                -                -                -           23,076                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        (12,462)           2,914            2,263              623           29,228                -

Change in unrealized gains
  (losses)                             16,556            2,507           25,933           30,910           14,919                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments           4,094            5,421           28,196           31,533           44,147                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        14,620  $         3,860  $        30,996  $        30,604  $        40,993  $        (5,822)
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Alliance          Alliance
                               AIM Variable     AIM Variable     AIM Variable     AIM Variable       Bernstein        Bernstein
                                 Insurance        Insurance        Insurance        Insurance        Variable         Variable
                                   Funds            Funds            Funds            Funds           Product          Product
                                 Series II        Series II        Series II        Series II       Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                      Alliance
                                                  AIM V. I.        AIM V. I.        AIM V. I.         Alliance        Bernstein
                               AIM V. I. New       Premier        Technology        Utilities        Bernstein        Growth &
                             Technology II (f)    Equity II        II (d)(f)        II (d)(e)       Growth (a)       Income (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $           864  $             -  $             -  $             -  $        46,192
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                                (84)          (3,537)            (147)            (556)         (19,502)         (87,744)
    Administrative expense                 (5)            (300)              (9)             (40)          (1,761)          (7,675)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              (89)          (2,973)            (156)            (596)         (21,263)         (49,227)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                16,693            8,996            9,198           58,123          234,766        1,234,327
    Cost of investments sold           13,951            8,274            9,054           56,637          240,277        1,144,142
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
      Realized gains (losses)
        on fund shares                  2,742              722              144            1,486           (5,511)          90,185

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          2,742              722              144            1,486           (5,511)          90,185

Change in unrealized gains
  (losses)                             (3,834)          13,482            1,022            8,543          203,508          544,151
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          (1,092)          14,204            1,166           10,029          197,997          634,336
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        (1,181) $        11,231  $         1,010  $         9,433  $       176,734  $       585,109
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance                                            Dreyfus
                                 Bernstein        Bernstein                                          Socially
                                 Variable         Variable      Delaware Group   Delaware Group     Responsible
                                  Product          Product          Premium          Premium          Growth        Dreyfus Stock
                                Series Fund      Series Fund      Fund, Inc.       Fund, Inc.       Fund, Inc.       Index Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Alliance         Alliance         Delaware                           Dreyfus
                                 Bernstein        Bernstein         VIP GP                           Socially
                                  Premier         Small Cap        Small Cap        Delaware        Responsible     Dreyfus Stock
                                Growth (a)          Value            Value        VIP GP Trend      Growth Fund      Index Fund
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $         1,165  $         5,482  $             -  $         1,002  $       101,180
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (8,151)         (22,281)         (32,228)         (10,960)          (2,900)         (65,272)
    Administrative expense               (732)          (2,850)          (2,788)            (948)            (251)          (5,646)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (8,883)         (23,966)         (29,534)         (11,908)          (2,149)          30,262
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               141,000          113,287          276,273          160,931           24,261          589,369
    Cost of investments sold          161,484          103,930          205,681          127,961           27,930          526,981
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (20,484)           9,357           70,592           32,970           (3,669)          62,388

Realized gain distributions                 -           34,958           54,712                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        (20,484)          44,315          125,304           32,970           (3,669)          62,388

Change in unrealized gains
  (losses)                             72,036          246,720          427,776           78,956           17,879          415,034
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          51,552          291,035          553,080          111,926           14,210          477,422
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        42,669  $       267,069  $       523,546  $       100,018  $        12,061  $       507,684
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus          Dreyfus         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment        Insurance        Insurance        Insurance        Insurance
                                   Fund             Fund         Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                VIF Capital          VIF                               VIP                            VIP Growth
                               Appreciation     Money Market    VIP Contrafund    Equity-Income     VIP Growth      Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        14,079  $        28,477  $         9,672  $        71,810  $         9,926  $         2,717
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (9,715)         (41,853)         (35,942)         (54,740)         (45,560)          (5,928)
    Administrative expense               (840)          (3,620)          (3,109)          (4,735)          (3,941)            (513)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                            3,524          (16,996)         (29,379)          12,335          (39,575)          (3,724)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                73,904        1,176,979          495,235          402,078          476,410           88,181
    Cost of investments sold           70,362        1,176,979          423,837          347,783          461,173           82,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  3,542                -           71,398           54,295           15,237            5,639

Realized gain distributions                 -                -                -           17,155                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          3,542                -           71,398           71,450           15,237            5,639

Change in unrealized gains
  (losses)                             23,768                -          385,124          388,674          109,692           28,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          27,310                -          456,522          460,124          124,929           33,669
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        30,834  $       (16,996) $       427,143  $       472,459  $        85,354  $        29,945
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Franklin          Franklin
                                 Fidelity         Fidelity         Fidelity         Fidelity         Templeton        Templeton
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund   Products Trust   Products Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     Franklin
                                                                                                    Growth and
                                 VIP High                        VIP Investment                       Income           Franklin
                                  Income        VIP Index 500     Grade Bond      VIP Overseas      Securities     High Income (d)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        65,271  $        27,445  $       104,663  $        12,344  $       124,514  $         5,992
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (10,910)         (29,339)         (29,631)         (13,016)         (67,481)          (1,670)
    Administrative expense               (944)          (2,538)          (2,563)          (1,126)          (9,690)            (233)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           53,417           (4,432)          72,469           (1,798)          47,343            4,089
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               136,107          262,269          602,425          891,567          616,212           28,810
    Cost of investments sold          128,569          245,201          594,471          840,151          595,348           46,180
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  7,538           17,068            7,954           51,416           20,864          (17,370)

Realized gain distributions                 -                -           75,284                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          7,538           17,068           83,238           51,416           20,864          (17,370)

Change in unrealized gains
  (losses)                             18,443          242,377          (76,794)          77,230          500,630           13,938
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          25,981          259,445            6,444          128,646          521,494           (3,432)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        79,398  $       255,013  $        78,913  $       126,848  $       568,837  $           657
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                              Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Franklin         Franklin
                                 Franklin         Large Cap        Small Cap        Franklin
                                  Income           Growth            Value            U.S.         Mutual Shares      Templeton
                              Securities (d)   Securities (g)     Securities     Government (d)     Securities     Asset Strategy
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         2,350  $             -  $         3,683  $         3,712  $        34,597  $        11,938
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (9,909)            (659)         (28,459)          (6,581)         (66,322)          (5,029)
    Administrative expense             (1,394)             (91)          (3,988)            (942)          (9,305)            (435)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (8,953)            (750)         (28,764)          (3,811)         (41,030)           6,474
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               207,552           40,485          316,862          156,136          456,978           77,077
    Cost of investments sold          202,262           39,391          292,199          155,139          440,940           64,174
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  5,290            1,094           24,663              997           16,038           12,903

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          5,290            1,094           24,663              997           16,038           12,903

Change in unrealized gains
  (losses)                            190,924           16,132          501,302           17,372          722,816           41,119
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         196,214           17,226          525,965           18,369          738,854           54,022
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       187,261  $        16,476  $       497,201  $        14,558  $       697,824  $        60,496
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin
                                 Templeton        Templeton
                                  Variable         Variable
                                 Insurance        Insurance       Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett
                              Products Trust   Products Trust     Series Fund      Series Fund      Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Templeton
                                Developing        Templeton
                                  Markets          Foreign                            Bond-         Growth and         Growth
                                Securities       Securities      All Value (g)    Debenture (g)     Income (g)     Opportunities (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        12,139  $        28,335  $           404  $        17,685  $         2,210  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (9,950)         (35,157)            (146)            (529)            (399)            (169)
    Administrative expense             (1,354)          (4,293)             (22)             (77)             (58)             (24)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              835          (11,115)             236           17,079            1,753             (193)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               145,400          374,661           20,440           31,837            2,814           21,948
    Cost of investments sold          136,097          338,148           19,835           31,842            2,719           21,612
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  9,303           36,513              605               (5)              95              336

Realized gain distributions                 -                -               20            4,116            2,246               27
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          9,303           36,513              625            4,111            2,341              363

Change in unrealized gains
  (losses)                            181,719          517,946            3,944          (15,914)           6,473            6,763
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         191,022          554,459            4,569          (11,803)           8,814            7,126
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       191,857  $       543,344  $         4,805  $         5,276  $        10,567  $         6,933
                              ===============  ===============  ===============  ===============  ===============  ===============

(g)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    MFS Variable     MFS Variable
                                Lord Abbett     LSA Variable     LSA Variable     LSA Variable       Insurance        Insurance
                                Series Fund     Series Trust     Series Trust     Series Trust         Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                               LSA Aggressive         LSA             LSA                                MFS
                             Mid-CapValue (g)  Growth (a) (h)  Equity Growth (i) Mid Cap Value (j)   MFS Bond        High Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $           728  $             -  $             -  $           642  $        89,480  $        10,504
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                               (388)          (3,229)          (3,297)          (6,427)         (17,618)          (4,089)
    Administrative expense                (55)            (434)            (448)            (885)          (1,524)            (354)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              285           (3,663)          (3,745)          (6,670)          70,338            6,061
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                29,016          932,815          954,816        2,174,187          468,540          132,856
    Cost of investments sold           28,553          955,121          951,459        2,275,318          453,414          126,520
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                    463          (22,306)           3,357         (101,131)          15,126            6,336

Realized gain distributions             3,707           53,998                -          105,898                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          4,170           31,692            3,357            4,767           15,126            6,336

Change in unrealized gains
  (losses)                             10,014          (27,437)         (20,105)         (29,504)         (16,928)          26,037
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          14,184            4,255          (16,748)         (24,737)          (1,802)          32,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        14,469  $           592  $       (20,493) $       (31,407) $        68,536  $        38,434
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(g)  For period beginning October 1, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               MFS Variable     MFS Variable       Variable         Variable         Variable         Variable
                                 Insurance        Insurance       Investment       Investment       Investment       Investment
                                   Trust            Trust           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               MFS Investors       MFS New        Aggressive        Dividend                          European
                                   Trust          Discovery         Equity         Growth (a)       Equity (a)       Growth (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         4,833  $             -  $           176  $       580,496  $        90,881  $       108,713
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (9,217)          (6,748)         (21,774)        (461,026)        (273,468)        (118,876)
    Administrative expense               (797)            (584)          (1,661)         (35,094)         (20,884)          (9,194)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (5,181)          (7,332)         (23,259)          84,376         (203,471)         (19,357)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                39,042           38,677          189,616        6,772,236        4,534,681        1,655,580
    Cost of investments sold           37,177           34,753          262,374        7,674,160        6,714,327        1,918,204
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  1,865            3,924          (72,758)        (901,924)      (2,179,646)        (262,624)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          1,865            3,924          (72,758)        (901,924)      (2,179,646)        (262,624)

Change in unrealized gains
  (losses)                             86,365           40,292          271,359        3,126,061        4,281,788        1,241,057
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          88,230           44,216          198,601        2,224,137        2,102,142          978,433
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        83,049  $        36,884  $       175,342  $     2,308,513  $     1,898,671  $       959,076
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Global
                                  Global          Dividend                           Income                            Limited
                                 Advantage       Growth (a)     High Yield (a)     Builder (a)      Information       Duration
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         4,604  $       161,803  $       111,485  $        73,190  $             -  $        95,386
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (14,176)        (131,404)         (18,483)         (26,178)          (5,599)         (30,509)
    Administrative expense             (1,052)         (10,384)          (1,400)          (1,978)            (433)          (2,327)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (10,624)          20,015           91,602           45,034           (6,032)          62,550
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               131,287        5,414,778          315,654          302,578          130,368          747,628
    Cost of investments sold          184,624        5,246,407          902,357          293,428          146,303          764,397
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

     Realized gains (losses)
       on fund shares                 (53,337)         168,371         (586,703)           9,150          (15,935)         (16,769)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        (53,337)         168,371         (586,703)           9,150          (15,935)         (16,769)

Change in unrealized gains
  (losses)                            171,131        1,087,172          610,040          121,533           23,377          (46,785)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         117,794        1,255,543           23,337          130,683            7,442          (63,554)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       107,170  $     1,275,558  $       114,939  $       175,717  $         1,410  $        (1,004)
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Pacific          Quality
                              Money Market (a) Growth (a) (k)   Income Plus (a)   S&P 500 Index   Strategist (a)    Utilities (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        76,695  $             -  $     1,066,519  $        62,352  $       347,553  $       236,240
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (117,909)          (4,438)        (249,397)         (84,470)        (230,126)        (116,025)
    Administrative expense             (9,176)            (346)         (18,793)          (6,320)         (17,547)          (8,799)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (50,390)          (4,784)         798,329          (28,438)          99,880          111,416
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            18,940,661        1,218,145        4,595,997        1,227,748        4,444,942        1,811,529
    Cost of investments sold       18,940,661        1,427,068        4,537,556        1,334,034        4,097,512        2,242,278
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                      -         (208,923)          58,441         (106,286)         347,430         (430,749)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                              -         (208,923)          58,441         (106,286)         347,430         (430,749)

Change in unrealized gains
  (losses)                                  -          310,234         (180,923)         652,997        1,040,591        1,895,989
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments               -          101,311         (122,482)         546,711        1,388,021        1,465,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       (50,390) $        96,527  $       675,847  $       518,273  $     1,487,901  $     1,576,656
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Aggressive        Dividend                          European          Global           Global
                                  Equity           Growth           Equity           Growth          Advantage     Dividend Growth
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        57,152  $         5,428  $         9,569  $           439  $        17,189
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (21,573)         (55,224)         (30,076)         (12,473)          (2,058)         (16,593)
    Administrative expense             (2,352)          (5,189)          (2,982)          (1,278)            (232)          (1,805)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (23,925)          (3,261)         (27,630)          (4,182)          (1,851)          (1,209)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               307,351          596,231          244,557          138,993            5,541           75,191
    Cost of investments sold          267,382          567,608          233,077          127,702            5,485           65,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 39,969           28,623           11,480           11,291               56            9,826

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         39,969           28,623           11,480           11,291               56            9,826

Change in unrealized gains
  (losses)                            143,541          242,817          233,206           93,320           16,801          162,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         183,510          271,440          244,686          104,611           16,857          171,909
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       159,585  $       268,179  $       217,056  $       100,429  $        15,006  $       170,700
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                     Limited
                                High Yield     Income Builder     Information       Duration       Money Market    Pacific Growth
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)    Shares) (a) (k)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       138,297  $        72,262  $             -  $       207,325  $        20,934  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (26,302)         (28,402)          (2,021)         (73,163)         (41,822)            (960)
    Administrative expense             (2,508)          (2,601)            (231)          (6,848)          (4,496)            (123)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          109,487           41,259           (2,252)         127,314          (25,384)          (1,083)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               256,881          621,677           38,403          965,078        1,996,279          260,752
    Cost of investments sold          240,679          568,152           38,122          984,187        1,996,279          233,460
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 16,202           53,525              281          (19,109)               -           27,292

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         16,202           53,525              281          (19,109)               -           27,292

Change in unrealized gains
  (losses)                             18,322           86,541            2,019         (128,096)               -           (7,316)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          34,524          140,066            2,300         (147,205)               -           19,976
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       144,011  $       181,325  $            48  $       (19,891) $       (25,384) $        18,893
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Oppenheimer      Oppenheimer
                                  Series           Series           Series           Series          Variable         Variable
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)  Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   Quality
                                Income Plus     S&P 500 Index     Strategist        Utilities       Oppenheimer
                                 (Class Y         (Class Y         (Class Y         (Class Y        Aggressive       Oppenheimer
                                Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)        Growth            Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       287,616  $        34,073  $        51,114  $        17,852  $             -  $        70,235
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (72,413)         (56,956)         (39,342)          (9,870)         (19,820)         (18,884)
    Administrative expense             (6,755)          (5,512)          (3,304)            (939)          (1,714)          (1,633)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          208,448          (28,395)           8,468            7,043          (21,534)          49,718
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               639,070          494,815          253,638          109,976          228,082          207,281
    Cost of investments sold          631,615          439,873          223,720          122,156          224,781          204,498
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  7,455           54,942           29,918          (12,180)           3,301            2,783

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          7,455           54,942           29,918          (12,180)           3,301            2,783

Change in unrealized gains
  (losses)                            (30,685)         337,981          203,885          138,812          309,770           16,004
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         (23,230)         392,923          233,803          126,632          313,071           18,787
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       185,218  $       364,528  $       242,271  $       133,675  $       291,537  $        68,505
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable         Variable         Variable         Variable
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Oppenheimer
                                Oppenheimer      Oppenheimer                                        Main Street
                                  Capital           Global        Oppenheimer      Oppenheimer       Small Cap       Oppenheimer
                                Appreciation      Securities      High Income      Main Street         Growth       Strategic Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         5,483  $        14,150  $        47,607  $        35,682  $             -  $       188,449
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (22,314)         (12,947)         (10,737)         (49,471)         (16,425)         (42,675)
    Administrative expense             (1,930)          (1,120)            (929)          (4,279)          (1,421)          (3,691)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (18,761)              83           35,941          (18,068)         (17,846)         142,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               181,304          178,283           40,408          303,709          398,878          426,994
    Cost of investments sold          172,055          160,786           38,409          280,034          329,514          390,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                          9,249           17,497            1,999           23,675           69,364           36,940

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          9,249           17,497            1,999           23,675           69,364           36,940

Change in unrealized gains
  (losses)                            130,962          170,118           36,769          330,440          215,670           80,725
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     140,211          187,615           38,768          354,115          285,034          117,665
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       121,450  $       187,698  $        74,709  $       336,047  $       267,188  $       259,748
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable          Variable         Variable         Variable         Variable         Variable
                              Account Funds     Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                              (Service Class    (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                 ("SC"))           ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                   Oppenheimer      Oppenheimer
                                Oppenheimer                                          Capital          Global         Oppenheimer
                                Aggressive      Oppenheimer       Oppenheimer     Appreciation      Securities          High
                                Growth (SC)   Balanced (SC) (l)  Bond (SC) (g)        (SC)             (SC)          Income (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        13,676  $             -  $         5,749  $        15,899  $        95,070
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (14,234)         (34,319)            (286)         (51,008)         (27,015)         (44,932)
    Administrative expense             (1,980)          (4,902)             (42)          (7,036)          (3,686)          (6,334)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (16,214)         (25,545)            (328)         (52,295)         (14,802)          43,804
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               402,654          317,722            4,456          748,936          311,818          556,302
    Cost of investments sold          389,039          307,835            4,439          729,977          283,877          552,483
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         13,615            9,887               17           18,959           27,941            3,819

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         13,615            9,887               17           18,959           27,941            3,819

Change in unrealized gains
  (losses)                            191,105          322,159            2,394          333,929          378,428          244,687
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     204,720          332,046            2,411          352,888          406,369          248,506
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       188,506  $       306,501  $         2,083  $       300,593  $       391,567  $       292,310
                              ===============  ===============  ===============  ===============  ===============  ===============

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(l)  Previously known as Oppenheimer Multiple Strategies (SC)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer      Oppenheimer       Oppenheimer
                                 Variable         Variable         Variable
                              Account Funds    Account Funds     Account Funds
                              (Service Class   (Service Class   (Service Class       Putnam           Putnam           Putnam
                                 ("SC"))          ("SC"))           ("SC"))      Variable Trust   Variable Trust   Variable Trust
                               Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                Oppenheimer
                                Oppenheimer     Main Street      Oppenheimer       VT American
                                    Main         Small Cap        Strategic        Government        VT Capital       VT Capital
                                Street (SC)     Growth (SC)       Bond (SC)          Income         Appreciation    Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        31,677  $             -  $       143,873  $       352,954  $             -  $         5,007
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (94,789)         (28,487)         (92,190)        (115,188)         (13,617)          (3,029)
    Administrative expense            (13,450)          (4,042)         (12,897)               -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (76,562)         (32,529)          38,786          237,766          (13,617)           1,978
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               778,786          599,407          440,016        2,551,425          196,279        1,370,464
    Cost of investments sold          748,648          564,288          434,727        2,591,268          185,406        1,260,412
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         30,138           35,119            5,289          (39,843)          10,873          110,052

Realized gain distributions                 -                -                -          144,354                -              813
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                         30,138           35,119            5,289          104,511           10,873          110,865

Change in unrealized gains
  (losses)                            744,145          440,727          630,837         (245,807)         125,455          (49,358)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                     774,283          475,846          636,126         (141,296)         136,328           61,507
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       697,721  $       443,317  $       674,912  $        96,470  $       122,711  $        63,485
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam             Putnam          Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust    Variable Trust   Variable Trust   Variable Trust   Variable Trust
                               Sub-Account       Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                  VT The George         VT
                               VT Discovery    VT Diversified         VT           Putnam Fund     Global Asset          VT
                                  Growth           Income        Equity Income      of Boston       Allocation      Global Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       953,496  $             -  $       283,984  $        80,546  $       114,998
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (21,095)        (127,352)          (8,925)        (202,668)         (55,517)         (72,778)
    Administrative expense                  -                -                -           (3,938)          (1,733)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (21,095)         826,144           (8,925)          77,378           23,296           42,220
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               226,031        2,402,844          215,028        1,862,029          449,298          610,767
    Cost of investments sold          213,765        2,355,717          199,270        1,755,295          448,443          921,077
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         12,266           47,127           15,758          106,734              855         (310,310)

Realized gain distributions                 -                -              754                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         12,266           47,127           16,512          106,734              855         (310,310)

Change in unrealized gains
  (losses)                             90,539         (140,916)          83,275          865,803          476,595          946,520
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized
      gains (losses) on
      investments                     102,805          (93,789)          99,787          972,537          477,450          636,210
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        81,710  $       732,355  $        90,862  $     1,049,915  $       500,746  $       678,430
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust    Variable Trust   Variable Trust   Variable Trust  Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                          VT
                               VT Growth and      VT Growth        VT Health                                        International
                                 Income (a)     Opportunities       Sciences      VT High Yield      VT Income        Equity (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       735,016  $             -  $        12,486  $       574,874  $       796,096  $       195,069
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (605,488)         (30,831)         (88,994)         (94,682)        (262,766)        (160,684)
    Administrative expense             (4,782)               -             (795)          (2,878)          (4,256)          (3,283)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          124,746          (30,831)         (77,303)         477,314          529,074           31,102
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             5,068,175          369,232          876,741        1,637,859        3,472,338        5,012,910
    Cost of investments sold        5,005,687          616,074          981,339        1,678,744        3,426,642        5,076,298
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         62,488         (246,842)        (104,598)         (40,885)          45,696          (63,388)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         62,488         (246,842)        (104,598)         (40,885)          45,696          (63,388)

Change in unrealized gains
  (losses)                          4,136,162          275,831          558,624          195,827           30,902        1,704,748
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                   4,198,650           28,989          454,026          154,942           76,598        1,641,360
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     4,323,396  $        (1,842) $       376,723  $       632,256  $       605,672  $     1,672,462
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                     VT              VT
                               International   International
                                 Growth and         New                                 VT              VT              VT New
                                   Income      Opportunities      VT Investors    Mid Cap Value    Money Market     Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        31,753  $        21,031  $        75,055  $             -  $        60,217  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (32,765)         (26,413)        (204,072)         (11,259)        (116,659)        (151,273)
    Administrative expense                  -                -             (606)               -           (5,356)            (724)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (1,012)          (5,382)        (129,623)         (11,259)         (61,798)        (151,997)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               387,111          307,409        2,262,816        1,385,427       17,571,196        1,592,374
    Cost of investments sold          367,290          447,896        2,915,061        1,236,015       17,571,196        2,728,189
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         19,821         (140,487)        (652,245)         149,412                -       (1,135,815)

Realized gain distributions                 -                -                -            2,832                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         19,821         (140,487)        (652,245)         152,244                -       (1,135,815)

Change in unrealized gains
  (losses)                            444,407          370,120        2,434,143          (16,727)               -        2,296,397
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     464,228          229,633        1,781,898          135,517                -        1,160,582
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       463,216  $       224,251  $     1,652,275  $       124,258  $       (61,798) $     1,008,585
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   VT OTC &                                         VT Utilities
                                                   Emerging                        VT Small Cap      Growth and
                                VT New Value        Growth        VT Research       Value (a)          Income         VT Vista
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        67,441  $             -  $             -  $        36,916  $        84,040  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (108,663)         (33,167)         (88,771)        (135,524)         (50,308)         (89,762)
    Administrative expense             (1,903)               -             (752)          (1,029)            (558)            (605)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (43,125)         (33,167)         (89,523)         (99,637)          33,174          (90,367)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             1,075,317        2,629,912          975,242        1,312,330          459,508        2,293,656
    Cost of investments sold          947,808        2,902,956        1,081,903          967,586          539,621        2,592,061
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                        127,509         (273,044)        (106,661)         344,744          (80,113)        (298,405)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        127,509         (273,044)        (106,661)         344,744          (80,113)        (298,405)

Change in unrealized gains
  (losses)                          1,085,018          510,665          625,134        2,069,552          807,912        1,517,244
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                   1,212,527          237,621          518,473        2,414,296          727,799        1,218,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,169,402  $       204,454  $       428,950  $     2,314,659  $       760,973  $     1,128,472
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                  Scudder          Scudder          Scudder          Scudder          Scudder
                                  Putnam          Variable         Variable         Variable         Variable         Variable
                              Variable Trust      Series I         Series I         Series I         Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                21st Century                                        Growth and
                               VT Voyager (a)      Growth          Balanced           Bond            Income         International
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        61,281  $             -  $            55  $         1,609  $            56  $            43
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (317,793)             (10)             (16)            (206)             (33)             (14)
    Administrative expense             (5,768)              (6)             (10)            (126)             (22)             (11)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (262,280)             (16)              29            1,277                1               18
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             3,207,479               16               23              327               50               21
    Cost of investments sold        4,754,811               31               23              323               55               35
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                     (1,547,332)             (15)               -                4               (5)             (14)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                     (1,547,332)             (15)               -                4               (5)             (14)

Change in unrealized gains
  (losses)                          2,670,985              296              150              599              669              498
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                   1,123,653              281              150              603              664              484
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       861,373  $           265  $           179  $         1,880  $           665  $           502
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder       The Universal    The Universal    The Universal    The Universal
                                 Variable         Variable       Institutional    Institutional    Institutional    Institutional
                                 Series I         Series II       Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Van Kampen        Van Kampen
                                                                   Van Kampen       Van Kampen          UIF             UIF
                                                                  UIF Emerging      UIF Equity     International      Mid Cap
                               Money Market        Growth      Markets Equity (m) Growth (i)(n)      Magnum (o)      Growth (p)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $           104  $             8  $         7,111  $         5,505  $        51,334  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                                (58)             (11)         (14,142)         (36,560)         (13,920)         (11,686)
    Administrative expense                (34)              (8)          (1,055)          (3,265)          (1,227)            (881)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                               12              (11)          (8,086)         (34,320)          36,187          (12,567)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    93               20          239,302          490,768        3,601,750          179,998
    Cost of investments sold               93               26          212,146          582,429        3,543,251          166,248
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                              -               (6)          27,156          (91,661)          58,499           13,750

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                              -               (6)          27,156          (91,661)          58,499           13,750

Change in unrealized gains
  (losses)                                  -              146          196,453          311,614           81,001          158,455
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                           -              140          223,609          219,953          139,500          172,205
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $            12  $           129  $       215,523  $       185,633  $       175,687  $       159,638
                              ===============  ===============  ===============  ===============  ===============  ===============

(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(m)  Previously known as UIF Emerging Markets Equity
(n)  Previously known as UIF Equity Growth
(o)  Previously known as UIF International Magnum
(p)  Previously known as UIF Mid Cap Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                 The Universal    The Universal    The Universal    The Universal
                               The Universal    The Universal    Institutional    Institutional    Institutional    Institutional
                               Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Van Kampen                        Van Kampen       Van Kampen      Van Kampen       Van Kampen
                                  UIF U.S.        Van Kampen      UIF Emerging     UIF Emerging   UIF Equity and        UIF
                                  Mid Cap          UIF U.S.       Markets Debt    Markets Equity      Income       Equity Growth
                               Value (j) (q)   Real Estate (r)   (Class II) (s)   (Class II) (t)  (Class II) (u)   (Class II) (v)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         1,212  $        31,563  $       119,426  $         3,228  $             -  $           826
Charges from Allstate Life
  Insurance Company of New
    York:
    Mortality and expense
      risk                            (58,248)         (25,719)         (19,313)          (6,637)          (8,513)         (10,109)
    Administrative expense             (5,719)          (1,927)          (2,866)            (896)          (1,188)          (1,300)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (62,755)           3,917           97,247           (4,305)          (9,701)         (10,583)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               791,316          421,818          704,757           24,584          203,701          167,244
    Cost of investments sold          722,070          314,958          725,455           22,733          200,870          166,937
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         69,246          106,860          (20,698)           1,851            2,831              307

Realized gain distributions                 -           36,743           55,875                -              359                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         69,246          143,603           35,177            1,851            3,190              307

Change in unrealized gains
  (losses)                            634,281          445,145           59,609          117,211          128,113           68,327
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     703,527          588,748           94,786          119,062          131,303           68,634
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       640,772  $       592,665  $       192,033  $       114,757  $       121,602  $        58,051
                              ===============  ===============  ===============  ===============  ===============  ===============

(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(q)  Previously known as UIF Mid Cap Value
(r)  Previously known as UIF U.S. Real Estate
(s)  Previously known as UIF Emerging Markets Debt (Class II)
(t)  Previously known as UIF Emerging Markets Equity (Class II)
(u)  Previously known as UIF Equity and Income (Class II)
(v)  Previously known as UIF Equity Growth (Class II)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal     Van Kampen
                               Institutional    Institutional    Institutional    Institutional    Institutional        Life
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Investment
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)          Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Van Kampen      Van Kampen        Van Kampen       Van Kampen       Van Kampen
                                 UIF Global         UIF            UIF Small     UIF U.S. Mid Cap     UIF U.S.
                                 Franchise     Mid Cap Growth    Company Growth       Value         Real Estate
                               (Class II) (w)  (Class II) (x)    (Class II) (y)   (Class II) (z)  (Class II) (aa)  LIT Comstock (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         2,552  $             -  $             -  $           165  $        56,273  $        45,980
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (14,867)         (13,378)         (17,588)         (32,492)         (41,986)         (61,314)
    Administrative expense             (2,044)          (1,696)          (2,421)          (4,325)          (6,083)          (4,915)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (14,359)         (15,074)         (20,009)         (36,652)           8,204          (20,249)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               134,188           69,119          106,648          175,051          745,073          803,981
    Cost of investments sold          128,800           64,598          100,012          165,877          665,032          708,525
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                          5,388            4,521            6,636            9,174           80,041           95,456

Realized gain distributions            17,174                -           48,320                -           66,325                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         22,562            4,521           54,956            9,174          146,366           95,456

Change in unrealized gains
  (losses)                            172,290          194,389          187,129          429,016        1,103,651          693,711
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     194,852          198,910          242,085          438,190        1,250,017          789,167
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       180,493  $       183,836  $       222,076  $       401,538  $     1,258,221  $       768,918
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(w)  Previously known as UIF Global Franchise (Class II)
(x)  Previously known as UIF Mid Cap Growth (Class II)
(y)  Previously known as UIF Small Company Growth (Class II)
(z)  Previously known as UIF U.S. Mid Cap Value (Class II)
(aa) Previously known as UIF U.S. Real Estate (Class II)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Van Kampen       Van Kampen       Van Kampen
                                Van Kampen       Van Kampen       Van Kampen          Life             Life             Life
                                   Life             Life             Life          Investment       Investment       Investment
                                Investment       Investment       Investment          Trust            Trust            Trust
                                   Trust            Trust            Trust         (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                  LIT Aggressive                     LIT Emerging
                                LIT Emerging                          LIT             Growth        LIT Comstock        Growth
                                 Growth (a)    LIT Government     Money Market    (Class II) (h)   (Class II) (a)   (Class II) (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        27,761  $        18,388  $             -  $        59,332  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (33,128)          (6,448)         (26,793)         (17,969)        (131,772)         (29,202)
    Administrative expense             (2,587)            (558)          (2,318)          (2,334)         (14,956)          (3,401)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (35,715)          20,755          (10,723)         (20,303)         (87,396)         (32,603)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               436,412          180,787        1,684,683          101,152          724,499          334,978
    Cost of investments sold          653,464          183,077        1,684,683          101,427          613,596          328,799
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                       (217,052)          (2,290)               -             (275)         110,903            6,179

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                       (217,052)          (2,290)               -             (275)         110,903            6,179

Change in unrealized gains
  (losses)                            393,115           (2,924)               -          202,255        1,532,179          169,703
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     176,063           (5,214)               -          201,980        1,643,082          175,882
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       140,348  $        15,541  $       (10,723) $       181,677  $     1,555,686  $       143,279
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Van Kampen        Van Kampen
                                   Life              Life
                                Investment        Investment       Wells Fargo        Wells Fargo       Wells Fargo
                                  Trust             Trust            Variable           Variable          Variable
                                (Class II)        (Class II)          Trust              Trust             Trust
                               Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account
                              ---------------   ---------------   ---------------   ---------------   ---------------
                              LIT Growth and         LIT          Wells Fargo VT
                                  Income         Money Market         Asset          Wells Fargo VT    Wells Fargo VT
                                (Class II)        (Class II)        Allocation       Equity Income         Growth
                              ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        24,616   $        21,577   $        12,139   $         4,354   $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (66,011)          (38,182)           (7,070)           (3,139)           (3,248)
    Administrative expense             (9,113)           (5,543)             (612)             (272)             (281)
                              ---------------   ---------------   ---------------   ---------------   ---------------

    Net investment income
      (loss)                          (50,508)          (22,148)            4,457               943            (3,529)
                              ---------------   ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               382,085         1,263,553            97,417             7,243            10,502
    Cost of investments sold          362,730         1,263,553            88,192             6,470             9,420
                              ---------------   ---------------   ---------------   ---------------   ---------------

      Realized gains
        (losses) on fund
        shares                         19,355                 -             9,225               773             1,082

Realized gain distributions                 -                 -            18,495                 -                 -
                              ---------------   ---------------   ---------------   ---------------   ---------------
    Net realized gains
      (losses)                         19,355                 -            27,720               773             1,082

Change in unrealized gains
  (losses)                            764,754                 -            13,538            26,642            21,899
                              ---------------   ---------------   ---------------   ---------------   ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     784,109                 -            41,258            27,415            22,981
                              ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       733,601   $       (22,148)  $        45,715   $        28,358   $        19,452
                              ===============   ===============   ===============   ===============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.
                                     Aggressive Growth                 AIM V. I. Balanced              AIM V. I. Basic Value
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (42,506) $       (37,756) $        11,957  $        60,336  $       (50,007) $       (26,930)
Net realized gains (losses)           (86,829)        (193,429)         (64,715)        (202,025)          86,514          (49,634)
Change in unrealized gains
  (losses)                            485,637          935,965          542,351        1,189,240          335,492          732,364
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              356,302          704,780          489,593        1,047,551          371,999          655,800
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                5,644           56,373          154,812          337,731          264,652          127,084
Benefit payments                      (50,028)         (12,019)        (285,029)         (86,759)         (30,332)         (16,508)
Payments on termination              (200,191)        (186,516)        (601,525)        (392,904)        (308,763)        (139,118)
Contract maintenance charge            (3,346)          (3,452)          (6,566)          (6,348)          (4,141)          (3,583)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  86,920           39,589          397,935          352,495          903,944          688,861
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                       (161,001)        (106,025)        (340,373)         204,215          825,360          656,736
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              195,301          598,755          149,220        1,251,766        1,197,359        1,312,536

NET ASSETS AT BEGINNING OF
  PERIOD                            3,492,337        2,893,582        8,305,230        7,053,464        3,097,920        1,785,384
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,687,638  $     3,492,337  $     8,454,450  $     8,305,230  $     4,295,279  $     3,097,920
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               442,582          460,121        1,007,910          989,573          276,173          208,208
      Units issued                     39,156           44,250          113,558          148,553          127,316          133,212
      Units redeemed                  (59,721)         (61,789)        (156,946)        (130,216)         (50,554)         (65,247)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         422,017          442,582          964,522        1,007,910          352,935          276,173
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                            AIM V. I.                         AIM V. I.
                                    AIM V. I. Blue Chip               Capital Appreciation              Capital Development
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003            2004 (ab)       2003 (ab)         2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (75,636) $       (71,699) $      (128,399) $      (111,789) $       (12,613) $       (10,963)
Net realized gains (losses)          (113,378)        (235,396)        (277,335)        (527,529)          11,590          (25,973)
Change in unrealized gains
  (losses)                            418,098        1,575,113          890,954        2,727,997          117,173          305,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              229,084        1,268,018          485,220        2,088,679          116,150          268,772
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              121,960          124,145          362,465          399,458              450            8,453
Benefit payments                      (64,900)         (30,627)        (143,385)         (45,360)         (11,846)          (6,447)
Payments on termination              (625,542)        (314,319)        (756,534)        (618,562)         (65,226)         (49,039)
Contract maintenance charge            (9,452)          (9,615)          (7,208)          (7,438)            (731)            (666)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 498,071          287,139          401,245          144,494         (106,227)         (23,611)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        (79,863)          56,723         (143,417)        (127,408)        (183,580)         (71,310)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              149,221        1,324,741          341,803        1,961,271          (67,430)         197,462

NET ASSETS AT BEGINNING OF
  PERIOD                            6,731,463        5,406,722        9,671,809        7,710,538        1,034,862          837,400
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     6,880,684  $     6,731,463  $    10,013,612  $     9,671,809  $       967,432  $     1,034,862
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,088,267        1,090,233        1,133,517        1,123,031           93,457          101,024
      Units issued                    120,341          174,404          195,042          171,058           14,150            7,483
      Units redeemed                 (146,455)        (176,370)        (186,634)        (160,572)         (31,232)         (15,050)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,062,153        1,088,267        1,141,925        1,133,517           76,375           93,457
                              ===============  ===============  ===============  ===============  ===============  ===============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                             AIM V. I.
                                   AIM V. I. Core Equity          AIM V. I. Dent Demographics            Diversified Income
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (48,512) $       (36,656) $       (18,531) $       (16,860) $       166,481  $       203,420
Net realized gains (losses)          (169,658)        (514,363)         (74,547)        (152,091)         (78,951)         (58,830)
Change in unrealized gains
  (losses)                          1,121,893        2,919,857          190,322          587,941           49,928          135,135
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              903,723        2,368,838           97,244          418,990          137,458          279,725
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              135,730          278,084            1,810           22,129          179,720          243,235
Benefit payments                     (289,407)        (168,970)         (41,401)          (8,878)         (60,581)         (61,631)
Payments on termination              (985,030)        (915,761)         (85,641)         (88,186)        (454,389)        (279,385)
Contract maintenance charge            (9,506)          (9,751)          (1,307)          (1,318)          (1,715)          (1,803)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 142,931          126,494          (57,714)          56,011          (55,746)         404,651
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                     (1,005,282)        (689,904)        (184,253)         (20,242)        (392,711)         305,067
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                             (101,559)       1,678,934          (87,009)         398,748         (255,253)         584,792

NET ASSETS AT BEGINNING OF
  PERIOD                           12,745,017       11,066,083        1,599,496        1,200,748        4,154,437        3,569,645
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $    12,643,458  $    12,745,017  $     1,512,487  $     1,599,496  $     3,899,184  $     4,154,437
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
  beginning of period               1,257,517        1,313,004          325,952          335,563          351,955          324,463
      Units issued                    103,104          140,750            4,127           43,609           41,755          101,652
      Units redeemed                 (178,771)        (196,237)         (41,047)         (53,220)         (71,057)         (74,160)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,181,850        1,257,517          289,032          325,952          322,653          351,955
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.                         AIM V. I.
                                      Global Utilities               Government Securities                AIM V. I. Growth
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)           2003             2004             2003           2004 (ab)        2003 (ab)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        44,856  $        35,381  $       175,387  $        86,993  $       (83,581) $       (75,228)
Net realized gains (losses)          (823,943)        (151,137)          59,962          150,496         (350,611)        (704,949)
Change in unrealized gains
  (losses)                            785,242          343,500         (143,842)        (261,850)         840,668        2,253,015
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                6,155          227,744           91,507          (24,361)         406,476        1,472,838
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                               25,271           16,785           58,110          383,649           24,637          118,315
Benefit payments                      (14,449)          (4,222)        (188,538)         (51,904)         (55,256)        (101,069)
Payments on termination               (42,371)         (73,986)      (1,034,183)        (591,263)        (457,118)        (404,208)
Contract maintenance charge              (497)          (1,235)          (3,995)          (3,777)          (5,482)          (5,611)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (1,505,332)         (63,898)        (179,446)        (636,169)          81,495          103,014
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                     (1,537,378)        (126,556)      (1,348,052)        (899,464)        (411,724)        (289,559)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (1,531,223)         101,188       (1,256,545)        (923,825)          (5,248)       1,183,279

NET ASSETS AT BEGINNING OF
  PERIOD                            1,531,223        1,430,035        8,354,301        9,278,126        6,366,585        5,183,306
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD           $     -  $     1,531,223  $     7,097,756  $     8,354,301  $     6,361,337  $     6,366,585
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               197,489          215,199          674,335          738,673          952,736          988,356
      Units issued                    201,856           14,835           89,946          200,367           59,837          117,900
      Units redeemed                 (399,345)         (32,545)        (198,299)        (264,705)        (107,913)        (153,520)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -          197,489          565,982          674,335          904,660          952,736
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                            AIM V. I.                         AIM V. I.
                                    AIM V. I. High Yield              International Growth              Mid Cap Core Equity
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        31,918  $       115,055  $       (30,468) $       (30,420) $       (15,811) $       (10,688)
Net realized gains (losses)            55,049          (11,477)         (38,854)        (271,079)          93,826            6,090
Change in unrealized gains
  (losses)                            112,124          249,367        1,114,627        1,295,478           82,882          204,971
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              199,091          352,945        1,045,305          993,979          160,897          200,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                1,211           69,445          116,146          131,049            4,513           53,477
Benefit payments                      (22,983)               -          (78,525)         (34,717)         (30,224)          (8,045)
Payments on termination               (90,471)        (143,684)        (413,748)        (351,493)        (136,917)         (35,464)
Contract maintenance charge            (1,124)            (892)          (3,341)          (3,203)          (1,009)            (570)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 (48,077)         821,482          488,469           99,650          453,382          317,241
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                       (161,444)         746,351          109,001         (158,714)         289,745          326,639
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               37,647        1,099,296        1,154,306          835,265          450,642          527,012

NET ASSETS AT BEGINNING OF
  PERIOD                            2,038,053          938,757        4,571,553        3,736,288        1,106,100          579,088
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     2,075,700  $     2,038,053  $     5,725,859  $     4,571,553  $     1,556,742  $     1,106,100
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               224,765          131,185          533,304          537,600           89,724           58,412
      Units issued                     50,319          142,770          108,640           92,014           41,796           45,104
      Units redeemed                  (68,873)         (49,190)         (75,624)         (96,310)         (17,069)         (13,792)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         206,211          224,765          566,320          533,304          114,451           89,724
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   AIM V. I. Money Market           AIM V. I. New Technology          AIM V. I. Premier Equity
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (c)           2003           2004 (ab)        2003 (ab)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (16,447) $       (26,517) $        (5,234) $       (12,720) $      (157,261) $      (174,945)
Net realized gains (losses)                 -                -       (2,003,177)        (277,598)        (676,323)      (1,117,650)
Change in unrealized gains
  (losses)                                  -                -        1,933,532          717,969        1,555,785        4,896,595
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              (16,447)         (26,517)         (74,879)         427,651          722,201        3,604,000
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                6,500           53,534            2,580            2,915          125,908          343,173
Benefit payments                     (446,943)        (105,716)          (9,807)         (13,024)        (314,116)        (230,254)
Payments on termination              (721,672)        (777,711)          (7,290)         (66,909)      (1,309,410)      (1,185,623)
Contract maintenance charge            (1,370)          (1,971)            (425)          (1,122)         (17,427)         (18,428)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 520,915         (635,236)      (1,192,603)         141,523          (54,716)         (48,421)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                       (642,570)      (1,467,100)      (1,207,545)          63,383       (1,569,761)      (1,139,553)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                             (659,017)      (1,493,617)      (1,282,424)         491,034         (847,560)       2,464,447

NET ASSETS AT BEGINNING OF
  PERIOD                            3,176,401        4,670,018        1,282,424          791,390       18,662,891       16,198,444
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     2,517,384  $     3,176,401         $      -  $     1,282,424  $    17,815,331  $    18,662,891
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               287,779          417,641          149,673          139,103        2,177,550        2,301,125
      Units issued                    268,653          191,939          150,877           26,641          101,482          197,536
      Units redeemed                 (323,874)        (321,801)        (300,550)         (16,071)        (268,126)        (321,111)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         232,558          287,779                -          149,673        2,010,906        2,177,550
                              ===============  ===============  ===============  ===============  ===============  ===============

(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                 AIM Variable Insurance
                                      Insurance Funds                   Insurance Funds                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                             AIM V. I.
                                    AIM V. I. Technology              AIM V. I. Utilities               Aggressive Growth II
                              --------------------------------  --------------------------------  --------------------------------
                                2004 (c) (d)      2003 (d)        2004 (b) (d)       2003 (d)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (8,669) $             -  $       (14,314) $             -  $          (510) $          (327)
Net realized gains (losses)            (8,679)               -           10,759                -            2,724               59
Change in unrealized gains
  (losses)                            101,599                -          343,441                -             (365)           6,218
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               84,251                -          339,886                -            1,849            5,950
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                3,421                -            4,350                -           11,507           19,629
Benefit payments                      (14,924)               -          (30,497)               -                -                -
Payments on termination               (47,112)               -          (65,448)               -           (3,655)               -
Contract maintenance charge              (582)               -             (718)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 924,816                -        1,608,044                -          (11,703)             405
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        865,619                -        1,515,731                -           (3,851)          20,034
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              949,870                -        1,855,617                -           (2,002)          25,984

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -           28,947            2,963
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       949,870         $      -  $     1,855,617         $      -  $        26,945  $        28,947
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -            2,896              369
      Units issued                    241,240                -          324,601                -            1,124            2,531
      Units redeemed                 (155,720)               -         (173,026)               -           (1,563)              (4)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          85,520                -          151,575                -            2,457            2,896
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(d)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   AIM V. I. Balanced II            AIM V. I. Basic Value II           AIM V. I. Blue Chip II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $          (368) $         7,234  $       (23,360) $        (5,049) $        (5,617) $        (2,790)
Net realized gains (losses)             4,280            1,050           15,245            4,665            3,078            2,695
Change in unrealized gains
  (losses)                             32,275           34,139          158,969          114,236           10,738           41,447
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               36,187           42,423          150,854          113,852            8,199           41,352
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                               78,050          440,265          411,649          821,142           35,070          168,592
Benefit payments                            -                -                -                -           (1,282)               -
Payments on termination               (25,150)          (4,271)         (55,088)         (56,920)          (9,518)          (2,626)
Contract maintenance charge                 -                -           (4,693)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  30,248           56,120          281,126          163,058           (4,322)         106,918
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         83,148          492,114          632,994          927,280           19,948          272,884
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              119,335          534,537          783,848        1,041,132           28,147          314,236

NET ASSETS AT BEGINNING OF
  PERIOD                              604,187           69,650        1,112,521           71,389          349,644           35,408
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       723,522  $       604,187  $     1,896,369  $     1,112,521  $       377,791  $       349,644
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                63,775            8,424           95,993            9,333           36,936            4,596
      Units issued                     13,217           55,835           71,499           91,704            5,359           33,988
      Units redeemed                   (4,751)            (484)         (22,061)          (5,044)          (3,441)          (1,648)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          72,241           63,775          145,431           95,993           38,854           36,936
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     AIM V. I. Capital                     AIM V. I.
                                      Appreciation II                Capital Development II           AIM V. I. Core Equity II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (9,481) $        (1,355) $          (352) $           (75) $          (638) $           221
Net realized gains (losses)               669              246             (164)             356              563              401
Change in unrealized gains
  (losses)                             42,398           24,709            5,971            1,417            8,194           10,791
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               33,586           23,600            5,455            1,698            8,119           11,413
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              128,166          278,886            6,000            3,013           11,250           78,105
Benefit payments                            -                -                -                -                -                -
Payments on termination                (1,122)          (3,201)          (5,513)          (3,303)          (1,891)          (2,012)
Contract maintenance charge            (2,298)               -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 114,442          120,864           31,211              285             (191)          (9,452)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        239,188          396,549           31,698               (5)           9,168           66,641
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              272,774          420,149           37,153            1,693           17,287           78,054

NET ASSETS AT BEGINNING OF
  PERIOD                              424,729            4,580            4,709            3,016          104,950           26,896
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       697,503  $       424,729  $        41,862  $         4,709  $       122,237  $       104,950
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                37,456              616              460              390           10,318            3,241
      Units issued                     26,219           37,283            3,666              449            1,097            8,618
      Units redeemed                   (5,224)            (443)            (532)            (379)            (201)          (1,541)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          58,451           37,456            3,594              460           11,214           10,318
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       AIM V. I. Dent                      AIM V. I.                         AIM V. I.
                                      Demographics II                Diversified Income II              Global Utilities II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003           2004 (e)           2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (1,281) $          (567) $         9,578  $        10,163  $         2,534  $         2,179
Net realized gains (losses)               552              274             (239)              12            5,805              282
Change in unrealized gains
  (losses)                              6,548            9,218           (2,578)          (2,669)          (8,365)           7,946
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                5,819            8,925            6,761            7,506              (26)          10,407
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                    -           54,446           14,136          121,150           10,765           53,729
Benefit payments                            -                -                -                -                -                -
Payments on termination                  (545)            (475)         (18,267)          (2,137)          (4,667)          (2,704)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                   5,928            5,122           25,581           18,994          (91,036)           1,326
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                          5,383           59,093           21,450          138,007          (84,938)          52,351
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               11,202           68,018           28,211          145,513          (84,964)          62,758

NET ASSETS AT BEGINNING OF
  PERIOD                               76,956            8,938          193,396           47,883           84,964           22,206
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $        88,158  $        76,956  $       221,607  $       193,396        $       -  $        84,964
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                 8,537            1,340           17,975            4,785            9,246            2,830
      Units issued                      3,869            7,250            7,226           13,431           11,088            6,774
      Units redeemed                   (3,197)             (53)          (5,244)            (241)         (20,334)            (358)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                           9,209            8,537           19,957           17,975                -            9,246
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.
                                  Government Securities II            AIM V. I. Growth II             AIM V. I. High Yield II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        10,526  $        35,654  $        (1,561) $          (869) $         2,800  $        39,307
Net realized gains (losses)           (12,462)           4,935            2,914            2,841            2,263           25,783
Change in unrealized gains
  (losses)                             16,556          (57,596)           2,507           14,301           25,933           (7,449)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               14,620          (17,007)           3,860           16,273           30,996           57,641
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                6,000        2,584,008           14,853           58,069            8,250          135,675
Benefit payments                            -                -                -                -                -                -
Payments on termination            (3,024,015)        (709,474)               -           (4,777)          (6,382)            (281)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  79,249          515,440          (23,007)          13,420         (433,610)         432,352
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                     (2,938,766)       2,389,974           (8,154)          66,712         (431,742)         567,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (2,924,146)       2,372,967           (4,294)          82,985         (400,746)         625,387

NET ASSETS AT BEGINNING OF
  PERIOD                            4,198,270        1,825,303           90,626            7,641          636,291           10,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     1,274,124  $     4,198,270  $        86,332  $        90,626  $       235,545  $       636,291
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               392,359          169,606           10,376            1,126           54,342            1,174
      Units issued                     10,441          309,308            1,688            9,886          111,790          274,022
      Units redeemed                 (284,694)         (86,555)          (2,763)            (636)        (147,813)        (220,854)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         118,106          392,359            9,301           10,376           18,319           54,342
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.                         AIM V. I.                         AIM V. I.
                                  International Growth II            Mid Cap Core Equity II               Money Market II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $          (929) $          (861) $        (3,154) $          (665) $        (5,822) $        (6,818)
Net realized gains (losses)               623           42,017           29,228              670                -                -
Change in unrealized gains
  (losses)                             30,910           13,230           14,919           10,400                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               30,604           54,386           40,993           10,405           (5,822)          (6,818)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                4,962           80,135          258,088           44,275            6,000        1,482,111
Benefit payments                            -                -                -                -                -                -
Payments on termination                (1,200)        (537,980)         (12,850)            (491)        (540,098)      (1,037,567)
Contract maintenance charge                 -                -              (21)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  50,176          504,494          179,857           33,106          421,467         (113,855)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         53,938           46,649          425,074           76,890         (112,631)         330,689
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               84,542          101,035          466,067           87,295         (118,453)         323,871

NET ASSETS AT BEGINNING OF
  PERIOD                              102,900            1,865           98,508           11,213          563,025          239,154
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       187,442  $       102,900  $       564,575  $        98,508  $       444,572  $       563,025
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                 9,779              225            8,999            1,282           57,317           24,062
      Units issued                      4,947          300,766          142,076            7,762          113,273          635,133
      Units redeemed                     (108)        (291,212)        (101,746)             (45)        (124,846)        (601,878)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          14,618            9,779           49,329            8,999           45,744           57,317
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                           AIM V. I.
                                AIM V. I. New Technology II            Premier Equity II              AIM V. I. Technology II
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (f)           2003             2004             2003         2004 (d) (f)       2003 (d)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $           (89) $          (146) $        (2,973) $          (984) $          (156) $             -
Net realized gains (losses)             2,742               25              722              114              144                -
Change in unrealized gains
  (losses)                             (3,834)           3,836           13,482           21,307            1,022                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               (1,181)           3,715           11,231           20,437            1,010                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                1,000            5,941           39,562          120,366              500                -
Benefit payments                            -                -                -                -                -                -
Payments on termination                     -                -           (3,869)            (350)               -                -
Contract maintenance charge                 -                -             (315)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 (14,436)           4,938           39,581           42,418            8,796                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        (13,436)          10,879           74,959          162,434            9,296                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              (14,617)          14,594           86,190          182,871           10,306                -

NET ASSETS AT BEGINNING OF
  PERIOD                               14,617               23          193,029           10,158                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $             -  $        14,617  $       279,219  $       193,029  $        10,306  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                 1,644                4           21,642            1,484                -                -
      Units issued                      2,337            1,640            8,123           20,206            3,572                -
      Units redeemed                   (3,981)               -           (1,095)             (48)          (2,638)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -            1,644           28,670           21,642              934                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Alliance                          Alliance
                                   AIM Variable Insurance              Bernstein Variable                Bernstein Variable
                                      Funds Series II                 Product Series Fund               Product Series Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                            Alliance                     Alliance Bernstein
                                   AIM V. I. Utilities II               Bernstein Growth                  Growth & Income
                              --------------------------------  --------------------------------  --------------------------------
                               2004 (d) (e)       2003 (d)         2004 (ab)        2003 (ab)        2004 (ab)        2003 (ab)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $          (596) $             -  $       (21,263) $        (6,875) $       (49,227) $       (25,101)
Net realized gains (losses)             1,486                -           (5,511)         (70,382)          90,185         (150,905)
Change in unrealized gains
  (losses)                              8,543                -          203,508          197,993          544,151        1,259,876
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                9,433                -          176,734          120,736          585,109        1,083,870
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                  500                -          396,966          237,911          550,243          930,972
Benefit payments                            -                -           (5,040)               -          (24,489)         (57,758)
Payments on termination               (14,922)               -         (150,068)        (123,348)        (404,365)        (526,759)
Contract maintenance charge                 -                -           (2,481)            (416)         (11,819)          (3,538)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  60,190                -          302,999          644,338          175,284        1,173,016
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         45,768                -          542,376          758,485          284,854        1,515,933
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               55,201                -          719,110          879,221          869,963        2,599,803

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        1,156,500          277,279        5,976,105        3,376,302
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $        55,201  $             -  $     1,875,610  $     1,156,500  $     6,846,068  $     5,976,105
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          160,481           58,615          568,683          431,639
      Units issued                     19,286                -           80,684          137,069          138,160          287,808
      Units redeemed                  (14,764)               -          (37,922)         (35,202)        (121,243)        (150,764)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                           4,522                -          203,243          160,482          585,600          568,683
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Alliance                          Alliance
                                     Bernstein Variable                Bernstein Variable                  Delaware Group
                                    Product Series Fund               Product Series Fund                Premium Fund, Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          Alliance                     Alliance Bernstein                 Delaware VIP GP
                                  Bernstein Premier Growth              Small Cap Value                   Small Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (ab)        2003 (ab)          2004           2003 (ac)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (8,883) $        (8,131) $       (23,966) $        (2,741) $       (29,534) $       (18,194)
Net realized gains (losses)           (20,484)        (132,668)          44,315              103          125,304            4,556
Change in unrealized gains
  (losses)                             72,036          249,302          246,720           79,464          427,776          742,656
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               42,669          108,503          267,069           76,826          523,546          729,018
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                               61,909           80,237          612,335          965,505          136,598          171,221
Benefit payments                       (9,728)               -          (13,184)               -          (74,131)          (3,809)
Payments on termination               (22,434)         (54,339)         (19,301)            (274)        (115,699)        (118,101)
Contract maintenance charge              (951)            (512)          (8,440)               -           (1,812)          (1,671)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 (32,777)         (50,592)         215,394           73,533          146,523          270,136
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         (3,981)         (25,206)         786,804        1,038,764           91,479          317,776
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               38,688           83,297        1,053,873        1,115,590          615,025        1,046,794

NET ASSETS AT BEGINNING OF
  PERIOD                              618,435          535,138        1,115,590                -        2,636,097        1,589,303
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       657,123  $       618,435  $     2,169,463  $     1,115,590  $     3,251,122  $     2,636,097
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                97,285          113,261           82,001                -          157,546          133,174
      Units issued                     16,572           27,694           71,137           82,056           26,404           42,876
      Units redeemed                  (22,106)         (43,670)         (16,973)             (55)         (21,982)         (18,504)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          91,751           97,285          136,165           82,001          161,968          157,546
                              ===============  ===============  ===============  ===============  ===============  ===============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(ac) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Dreyfus
                                       Delaware Group                 Socially Responsible
                                     Premium Fund, Inc.                Growth Fund, Inc.              Dreyfus Stock Index Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                       Dreyfus Socially
                                   Delaware VIP GP Trend            Responsible Growth Fund           Dreyfus Stock Index Fund
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (11,908) $        (8,743) $        (2,149) $        (2,519) $        30,262  $        12,207
Net realized gains (losses)            32,970           (4,315)          (3,669)         (11,261)          62,388          (46,664)
Change in unrealized gains
  (losses)                             78,956          225,628           17,879           63,454          415,034        1,173,721
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              100,018          212,570           12,061           49,674          507,684        1,139,264
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              100,232           96,168            4,313            5,825          148,476          379,841
Benefit payments                      (63,853)          (2,723)          (3,159)               -         (188,314)          (3,906)
Payments on termination               (47,627)         (35,060)         (17,107)         (10,538)        (194,052)        (244,963)
Contract maintenance charge              (409)            (375)            (273)            (257)          (3,256)          (2,692)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  33,727          160,393            1,981           16,686           20,583          489,677
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         22,070          218,403          (14,245)          11,716         (216,563)         617,957
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              122,088          430,973           (2,184)          61,390          291,121        1,757,221

NET ASSETS AT BEGINNING OF
  PERIOD                              921,321          490,348          258,482          197,092        5,581,231        3,824,010
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     1,043,409  $       921,321  $       256,298  $       258,482  $     5,872,352  $     5,581,231
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               112,774           80,076           41,869           39,724          703,922          611,362
      Units issued                     27,501           49,953            1,628            6,455           77,359          194,373
      Units redeemed                  (25,418)         (17,255)          (3,915)          (4,310)        (103,398)        (101,813)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         114,857          112,774           39,582           41,869          677,883          703,922
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Dreyfus Variable                  Dreyfus Variable                  Dreyfus Variable
                                      Investment Fund                   Investment Fund                   Investment Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  VIF Capital Appreciation            VIF Growth & Income                 VIF Money Market
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         3,524  $         2,074  $             -  $             -  $       (16,996) $       (18,794)
Net realized gains (losses)             3,542           (3,476)               -              (10)               -                -
Change in unrealized gains
  (losses)                             23,768          135,642                -               21                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               30,834          134,240                -               11          (16,996)         (18,794)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                2,784           11,087                -                -           51,455           94,269
Benefit payments                      (15,792)               -                -                -          (47,105)         (32,589)
Payments on termination               (38,803)         (13,706)               -              (87)        (419,778)        (146,086)
Contract maintenance charge              (219)            (208)               -               (1)          (1,965)          (1,264)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  17,082          135,455                -               (1)        (263,997)       4,070,332
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        (34,948)         132,628                -              (89)        (681,390)       3,984,662
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               (4,114)         266,868                -              (78)        (698,386)       3,965,868

NET ASSETS AT BEGINNING OF
  PERIOD                              852,069          585,201                -               78        3,965,968              100
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       847,955  $       852,069  $             -  $             -  $     3,267,582  $     3,965,968
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                97,355           80,006                -               12          398,328               10
      Units issued                      3,083           21,753                -                -          245,511          618,589
      Units redeemed                   (7,040)          (4,404)               -              (12)        (314,147)        (220,271)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          93,398           97,355                -                -          329,692          398,328
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                  Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       VIP Contrafund                  VIP Equity-Income                     VIP Growth
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (29,379) $       (17,388) $        12,335  $        11,663  $       (39,575) $       (28,215)
Net realized gains (losses)            71,398          (14,877)          71,450          (16,138)          15,237         (108,056)
Change in unrealized gains
  (losses)                            385,124          556,006          388,674        1,001,884          109,692          907,953
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              427,143          523,741          472,459          997,409           85,354          771,682
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              346,045          410,098           47,993          185,874          541,642          399,274
Benefit payments                       (7,453)          (4,078)        (154,233)         (12,830)          (7,622)            (929)
Payments on termination              (179,377)        (121,434)        (183,376)        (153,805)        (218,291)        (137,513)
Contract maintenance charge            (2,012)          (1,695)          (2,536)          (2,170)          (1,687)          (1,545)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 345,849          234,090          285,408          702,316          264,312          177,147
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        503,052          516,981           (6,744)         719,385          578,354          436,434
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              930,195        1,040,722          465,715        1,716,794          663,708        1,208,116

NET ASSETS AT BEGINNING OF
  PERIOD                            2,762,233        1,721,511        4,573,782        2,856,988        3,638,424        2,430,308
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,692,428  $     2,762,233  $     5,039,497  $     4,573,782  $     4,302,132  $     3,638,424
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               290,405          228,534          427,123          343,378          549,999          480,356
      Units issued                    104,937          107,291           55,463          152,425          168,191          222,577
      Units redeemed                  (53,520)         (45,420)         (55,283)         (68,680)         (76,012)        (152,934)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         341,822          290,405          427,303          427,123          642,178          549,999
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                  Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  VIP Growth Opportunities              VIP High Income                    VIP Index 500
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (3,724) $        (1,908) $        53,417  $        20,359  $        (4,432) $           972
Net realized gains (losses)             5,639          (18,940)           7,538            2,686           17,068          (27,091)
Change in unrealized gains
  (losses)                             28,030          108,665           18,443           76,359          242,377          411,611
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               29,945           87,817           79,398           99,404          255,013          385,492
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                               99,939           83,932          291,103          176,387          443,135          232,794
Benefit payments                       (2,680)          (2,518)               -             (573)               -                -
Payments on termination               (68,038)         (15,443)         (48,467)         (35,303)        (164,811)        (124,552)
Contract maintenance charge              (311)            (273)            (269)            (198)            (860)            (618)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  69,020           41,728          132,792           34,066          800,365          253,287
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         97,930          107,426          375,159          174,379        1,077,829          360,911
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              127,875          195,243          454,557          273,783        1,332,842          746,403

NET ASSETS AT BEGINNING OF
  PERIOD                              494,875          299,632          595,400          321,617        2,044,147        1,297,744
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       622,750  $       494,875  $     1,049,957  $       595,400  $     3,376,989  $     2,044,147
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                63,281           49,139           63,385           43,029          267,570          215,402
      Units issued                     26,031           29,734           53,820           28,744          180,099           88,487
      Units redeemed                  (14,082)         (15,592)         (13,922)          (8,388)         (42,997)         (36,319)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          75,230           63,281          103,283           63,385          404,672          267,570
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Franklin
                                     Fidelity Variable                 Fidelity Variable                 Templeton Variable
                                  Insurance Products Fund           Insurance Products Fund           Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                        Franklin Growth and
                                 VIP Investment Grade Bond                VIP Overseas                   Income Securities
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004           2003 (ad)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        72,469  $        43,633  $        (1,798) $        (3,613) $        47,343  $        (4,571)
Net realized gains (losses)            83,238           39,320           51,416          (19,756)          20,864            6,331
Change in unrealized gains
  (losses)                            (76,794)          (5,186)          77,230          311,915          500,630          153,235
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               78,913           77,767          126,848          288,546          568,837          154,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              280,787          632,395           87,970           46,536        4,169,559        1,466,085
Benefit payments                            -                -          (41,233)               -             (193)               -
Payments on termination              (102,391)         (66,421)         (71,613)         (53,988)        (220,221)          (5,016)
Contract maintenance charge              (976)            (738)            (587)            (435)         (10,462)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (266,516)         171,794          129,422           52,252        1,928,281          304,143
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        (89,096)         737,030          103,959           44,365        5,866,964        1,765,212
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              (10,183)         814,797          230,807          332,911        6,435,801        1,920,207

NET ASSETS AT BEGINNING OF
  PERIOD                            2,565,220        1,750,423        1,015,466          682,555        1,920,207                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     2,555,037  $     2,565,220  $     1,246,273  $     1,015,466  $     8,356,008  $     1,920,207
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               202,705          143,699          127,268          120,941          142,890                -
      Units issued                     41,999          118,879          130,053           56,631          485,148          159,898
      Units redeemed                  (48,969)         (59,873)        (117,935)         (50,304)         (57,469)         (17,008)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         195,735          202,705          139,386          127,268          570,569          142,890
                              ===============  ===============  ===============  ===============  ===============  ===============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                            Franklin                     Franklin Large Cap
                                    Franklin High Income               Income Securities                 Growth Securities
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (d)         2003 (d)         2004 (d)         2003 (d)         2004 (g)         2003 (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         4,089  $             -  $        (8,953) $             -  $          (750) $             -
Net realized gains (losses)           (17,370)               -            5,290                -            1,094                -
Change in unrealized gains
  (losses)                             13,938                -          190,924                -           16,132                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                  657                -          187,261                -           16,476                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              328,157                -        2,390,780                -          561,639                -
Benefit payments                            -                -                -                -                -                -
Payments on termination               (21,039)               -          (32,525)               -             (495)               -
Contract maintenance charge              (494)               -           (1,725)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  91,248                -        1,008,715                -           52,548                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        397,872                -        3,365,245                -          613,692                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              398,529                -        3,552,506                -          630,168                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       398,529  $             -  $     3,552,506  $             -  $       630,168  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                -                -
      Units issued                     42,342                -          340,073                -           62,182                -
      Units redeemed                   (5,096)               -          (24,297)               -           (2,317)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          37,246                -          315,776                -           59,865                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Franklin Small Cap                     Franklin
                                      Value Securities                  U.S. Government               Mutual Shares Securities
                              --------------------------------  --------------------------------  --------------------------------
                                   2004           2003 (ad)        2004 (d)         2003 (d)           2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (28,764) $        (2,067) $        (3,811) $             -  $       (41,030) $        (5,718)
Net realized gains (losses)            24,663            2,873              997                -           16,038            1,746
Change in unrealized gains
  (losses)                            501,302           60,981           17,372                -          722,816          123,818
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              497,201           61,787           14,558                -          697,824          119,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,799,084          825,415        1,432,777                -        4,656,479        1,398,238
Benefit payments                         (500)               -                -                -             (999)               -
Payments on termination              (102,268)            (349)          (7,629)               -         (161,404)          (2,492)
Contract maintenance charge            (6,077)               -              (24)               -          (12,159)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 428,059           67,225          440,285                -        1,819,541          279,199
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                      2,118,298          892,291        1,865,409                -        6,301,458        1,674,945
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,615,499          954,078        1,879,967                -        6,999,282        1,794,791

NET ASSETS AT BEGINNING OF
  PERIOD                              954,078                -                -                -        1,795,264              473
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,569,577  $       954,078  $     1,879,967  $             -  $     8,794,546  $     1,795,264
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                65,338                -                -                -          141,147               53
      Units issued                    157,042           66,289          199,126                -          530,710          150,274
      Units redeemed                  (21,942)            (951)         (15,864)               -          (41,495)          (9,180)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         200,438           65,338          183,262                -          630,362          141,147
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                      Templeton Developing                   Templeton
                                  Templeton Asset Strategy             Markets Securities                Foreign Securities
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004           2003 (ad)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         6,474  $         4,276  $           835  $          (545) $       (11,115) $         2,578
Net realized gains (losses)            12,903              959            9,303              265           36,513          (15,776)
Change in unrealized gains
  (losses)                             41,119           90,633          181,719           25,126          517,946          320,698
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               60,496           95,868          191,857           24,846          543,344          307,500
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                6,425           15,376          621,672          196,395        1,778,035          558,005
Benefit payments                      (16,971)               -                -                -          (78,813)               -
Payments on termination               (48,317)         (12,331)          (7,176)            (231)        (108,038)        (115,971)
Contract maintenance charge              (232)            (181)          (1,729)               -           (5,091)            (531)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  71,725           99,414          125,958           15,670          520,422          223,844
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         12,630          102,278          738,725          211,834        2,106,515          665,347
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               73,126          198,146          930,582          236,680        2,649,859          972,847

NET ASSETS AT BEGINNING OF
  PERIOD                              424,663          226,517          236,680                -        1,746,313          773,466
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       497,789  $       424,663  $     1,167,262  $       236,680  $     4,396,172  $     1,746,313
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                37,170           25,836           13,994                -          167,937          110,201
      Units issued                      9,807           13,961           46,573           14,145          197,847           88,819
      Units redeemed                   (8,848)          (2,627)          (4,391)            (151)         (39,964)         (31,083)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          38,129           37,170           56,176           13,994          325,820          167,937
                              ===============  ===============  ===============  ===============  ===============  ===============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Goldman Sachs
                                  Variable Insurance Trust       HSBC Variable Insurance Funds     HSBC Variable Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          VIT CORE                          HSBC VI                           HSBC VI
                                      Small Cap Equity                  Cash Management                     Fixed Income
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (ae)        2003 (ae)        2004 (ae)        2003 (ae)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $             -  $             -  $        (8,512) $             -  $         5,989
Net realized gains (losses)                 -               14                -                -                -           75,791
Change in unrealized gains
  (losses)                                  -               13                -                -                -          (75,511)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                    -               27                -           (8,512)               -            6,269
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                    -                -                -          199,053                -           17,920
Benefit payments                            -                -                -         (115,148)               -                -
Payments on termination                     -             (110)               -         (158,327)               -          (23,140)
Contract maintenance charge                 -               (2)               -             (268)               -             (305)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                       -               (1)               -       (2,914,700)               -       (1,707,557)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                              -             (113)               -       (2,989,390)               -       (1,713,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                                    -              (86)               -       (2,997,902)               -       (1,706,813)

NET ASSETS AT BEGINNING OF
  PERIOD                                    -               86                -        2,997,902                -        1,706,813
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $             -  $             -  $             -  $             -  $             -  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -               10                -          291,758                -          149,374
      Units issued                          -                -                -           65,954                -           19,066
      Units redeemed                        -              (10)               -         (357,712)               -         (168,440)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -                -                -                -                -                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                               HSBC Variable Insurance Funds        Lord Abbett Series Fund           Lord Abbett Series Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          HSBC VI
                                      Growth & Income                      All Value                       Bond-Debenture
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (ae)        2003 (ae)        2004 (g)         2003 (g)         2004 (g)         2003 (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $        (3,110) $           236  $             -  $        17,079  $             -
Net realized gains (losses)                 -         (546,784)             625                -            4,111                -
Change in unrealized gains
  (losses)                                  -          634,413            3,944                -          (15,914)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                    -           84,519            4,805                -            5,276                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                    -           18,741          101,837                -          362,090                -
Benefit payments                            -                -                -                -                -                -
Payments on termination                     -          (27,716)               -                -                -                -
Contract maintenance charge                 -             (653)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                       -       (1,809,340)          39,167                -           35,920                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                              -       (1,818,968)         141,004                -          398,010                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                                    -       (1,734,449)         145,809                -          403,286                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -        1,734,449                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $             -  $             -  $       145,809  $             -  $       403,286  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -          280,931                -                -                -                -
      Units issued                          -           19,059           13,462                -           39,458                -
      Units redeemed                        -         (299,990)            (105)               -             (551)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -                -           13,357                -           38,907                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(ae) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  Lord Abbett Series Fund           Lord Abbett Series Fund           Lord Abbett Series Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Growth and Income                Growth Opportunities                 Mid-Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (g)         2003 (g)         2004 (g)         2003 (g)         2004 (g)         2003 (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         1,753  $             -  $          (193) $             -  $           285  $             -
Net realized gains (losses)             2,341                -              363                -            4,170                -
Change in unrealized gains
  (losses)                              6,473                -            6,763                -           10,014                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               10,567                -            6,933                -           14,469                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              261,228                -          199,078                -          402,022                -
Benefit payments                            -                -                -                -                -                -
Payments on termination                  (164)               -                -                -                -                -
Contract maintenance charge                 -                -              (24)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  39,509                -           12,749                -           40,296                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        300,573                -          211,803                -          442,318                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              311,140                -          218,736                -          456,787                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       311,140  $             -  $       218,736  $             -  $       456,787  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                -                -
      Units issued                     28,839                -           19,639                -           41,305                -
      Units redeemed                     (291)               -              (15)               -             (265)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          28,548                -           19,624                -           41,040                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(g)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   LSA Aggressive Growth               LSA Equity Growth                 LSA Mid Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                               2004 (h) (ab)      2003 (ab)        2004 (i)         2003 (ad)        2004 (j)         2003 (ad)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (3,663) $        (2,164) $        (3,745) $        (1,336) $        (6,670) $        (1,666)
Net realized gains (losses)            31,692            2,630            3,357            1,528            4,767           32,903
Change in unrealized gains
  (losses)                            (27,437)          29,446          (20,105)          20,104          (29,504)          29,503
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                  592           29,912          (20,493)          20,296          (31,407)          60,740
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              183,024          460,614          337,907          319,975          895,755          762,561
Benefit payments                            -                -                -                -                -                -
Payments on termination                (7,997)               -           (9,930)            (702)         (12,340)          (2,128)
Contract maintenance charge               (23)             (42)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (716,879)          26,058         (728,592)          81,539       (1,745,343)          72,162
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                       (541,875)         486,630         (400,615)         400,812         (861,928)         832,595
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                             (541,283)         516,542         (421,108)         421,108         (893,335)         893,335

NET ASSETS AT BEGINNING OF
  PERIOD                              541,283           24,741          421,108                -          893,335                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $             -  $       541,283  $             -  $       421,108  $             -  $       893,335
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                42,226            3,389           34,593                -           58,881                -
      Units issued                     29,271           41,822           45,567           38,092           90,631           61,731
      Units redeemed                  (71,497)          (2,985)         (80,160)          (3,499)        (149,512)          (2,850)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -           42,226                -           34,593                -           58,881
                              ===============  ===============  ===============  ===============  ===============  ===============

(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             MFS Variable                                                    MFS Variable
                                            Insurance Trust           MFS Variable Insurance Trust         Insurance Trust
                                              Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                                 MFS
                                                MFS Bond                    Emerging Growth                 MFS High Income
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004           2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       70,338  $       64,296  $            -  $            -  $        6,061  $        4,195
Net realized gains (losses)                  15,126          17,497               -              (9)          6,336            (370)
Change in unrealized gains (losses)         (16,928)         25,596               -              25          26,037          15,089
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            68,536         107,389               -              16          38,434          18,914
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     70,823         203,660               -               -          52,235          61,700
Benefit payments                             (7,605)              -               -               -          (5,795)              -
Payments on termination                     (77,299)        (89,980)              -             (88)        (18,785)         (2,931)
Contract maintenance charge                    (443)           (362)              -              (1)           (136)            (91)
Transfers among the sub-accounts
  and with the Fixed Account - net         (137,166)        148,844               -              (1)        352,283          (1,669)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (151,690)        262,162               -             (90)        379,802          57,009
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (83,154)        369,551               -             (74)        418,236          75,923

NET ASSETS AT BEGINNING OF PERIOD         1,578,425       1,208,874               -              74         167,579          91,656
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,495,271  $    1,578,425  $            -  $            -  $      585,815  $      167,579
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  121,895         100,799               -              21          15,277           9,733
      Units issued                           24,015          65,285               -               -          45,739          10,050
      Units redeemed                        (35,661)        (44,189)              -             (21)        (11,468)         (4,506)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        110,249         121,895               -               -          49,548          15,277
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                   MFS Variable              Morgan Stanley Variable
                                             Insurance Trust                Insurance Trust                Investment Series
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  -----------------------------  ------------------------------
                                           MFS Investors Trust             MFS New Discovery              Aggressive Equity
                                     ------------------------------  -----------------------------  ------------------------------
                                          2004            2003            2004           2003            2004            2003
                                     --------------  --------------  -------------- --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (5,181) $       (3,451) $       (7,332) $       (5,666) $      (23,259) $      (21,016)
Net realized gains (losses)                   1,865          (4,565)          3,924          (5,635)        (72,758)       (327,641)
Change in unrealized gains (losses)          86,365         116,073          40,292         139,150         271,359         673,449
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            83,049         108,057          36,884         127,849         175,342         324,792
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    192,204          97,851          59,327          77,374               -               -
Benefit payments                                  -               -          (2,844)              -          (5,572)         (9,183)
Payments on termination                     (26,780)        (14,386)        (30,679)        (14,952)       (114,066)       (195,140)
Contract maintenance charge                    (352)           (245)           (230)           (169)           (722)           (877)
Transfers among the sub-accounts
  and with the Fixed Account - net           39,854          12,163          32,547          17,439          34,705           6,794
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                204,926          95,383          58,121          79,692         (85,655)       (198,406)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           287,975         203,440          95,005         207,541          89,687         126,386

NET ASSETS AT BEGINNING OF PERIOD           666,862         463,422         579,185         371,644       1,660,244       1,533,858
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      954,837  $      666,862  $      674,190  $      579,185  $    1,749,931  $    1,660,244
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   87,690          73,504          77,933          66,033         176,961         203,178
      Units issued                           30,483          26,218          13,844          27,111           9,268          28,165
      Units redeemed                         (3,992)        (12,032)         (5,534)        (15,211)        (18,407)        (54,382)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        114,181          87,690          86,243          77,933         167,822         176,961
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley Variable         Morgan Stanley Variable        Morgan Stanley Variable
                                           Investment Series               Investment Series              Investment Series
                                              Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  -----------------------------  ------------------------------
                                             Dividend Growth                    Equity                    European Growth
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)      2003 (ab)       2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       84,376  $      196,112  $     (203,471) $     (225,692) $      (19,357) $      (42,702)
Net realized gains (losses)                (901,924)     (2,557,842)     (2,179,646)     (3,850,717)       (262,624)       (615,230)
Change in unrealized gains (losses)       3,126,061      10,667,906       4,281,788       8,347,958       1,241,057       3,060,170
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         2,308,513       8,306,176       1,898,671       4,271,549         959,076       2,402,238
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    138,423          36,338          30,802          52,664          24,070          10,560
Benefit payments                         (1,104,989)       (767,711)       (251,191)       (425,518)       (196,045)       (118,041)
Payments on termination                  (3,914,202)     (4,867,583)     (2,920,327)     (2,405,548)       (927,966)     (1,003,423)
Contract maintenance charge                 (22,962)        (25,548)        (13,863)        (16,556)         (6,364)         (7,088)
Transfers among the sub-accounts
  and with the Fixed Account - net         (552,621)       (304,763)       (832,193)     (1,522,030)       (161,535)       (901,299)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (5,456,351)     (5,929,267)     (3,986,772)     (4,316,988)     (1,267,840)     (2,019,291)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,147,838)      2,376,909      (2,088,101)        (45,439)       (308,764)        382,947

NET ASSETS AT BEGINNING OF PERIOD        38,401,983      36,025,074      23,231,021      23,276,460       9,877,179       9,494,232
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   35,254,145  $   38,401,983  $   21,142,920  $   23,231,021  $    9,568,415  $    9,877,179
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,101,761       1,303,746         503,374         610,394         303,412         371,122
      Units issued                           46,430          54,630           9,776          26,214          13,528       1,941,135
      Units redeemed                       (202,304)       (256,615)        (94,284)       (133,234)        (52,518)     (2,008,845)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        945,887       1,101,761         418,866         503,374         264,422         303,412
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable         Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series               Investment Series               Investment Series
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                                Global
                                            Global Advantage                Dividend Growth                   High Yield
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003          2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (10,624) $       (3,792) $       20,015  $       63,083  $       91,602  $      127,118
Net realized gains (losses)                 (53,337)       (287,080)        168,371        (139,562)       (586,703)       (853,892)
Change in unrealized gains (losses)         171,131         540,387       1,087,172       2,822,794         610,040       1,072,848
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           107,170         249,515       1,275,558       2,746,315         114,939         346,074
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      1,033               -          16,764           9,994          33,936             300
Benefit payments                            (17,939)        (59,023)       (132,462)       (109,254)        (64,857)        (49,149)
Payments on termination                     (58,980)       (167,905)     (1,600,805)     (1,231,304)       (159,903)       (268,616)
Contract maintenance charge                    (887)           (962)         (5,940)         (6,417)         (1,016)         (1,133)
Transfers among the sub-accounts
  and with the Fixed Account - net          (35,039)        (92,178)       (545,793)        434,704          25,024          81,325
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (111,812)       (320,068)     (2,268,236)       (902,277)       (166,816)       (237,273)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            (4,642)        (70,553)       (992,678)      1,844,038         (51,877)        108,801

NET ASSETS AT BEGINNING OF PERIOD         1,088,811       1,159,364      11,353,406       9,509,368       1,547,741       1,438,940
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,084,169  $    1,088,811  $   10,360,728  $   11,353,406  $    1,495,864  $    1,547,741
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  144,285         198,513         625,528         645,040         127,146         149,052
      Units issued                            3,924           2,749         265,290       2,204,960          15,434          16,034
      Units redeemed                        (18,724)        (56,977)       (414,552)     (2,224,473)        (29,260)        (37,939)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        129,485         144,285         476,266         625,527         113,320         127,147
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable         Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series               Investment Series               Investment Series
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             Income Builder                    Information                   Limited Duration
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)         2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       45,034  $       32,860  $       (6,032) $       (1,443) $       62,550  $       74,841
Net realized gains (losses)                   9,150         (66,331)        (15,935)         (7,918)        (16,769)        (11,294)
Change in unrealized gains (losses)         121,533         363,067          23,377          41,337         (46,785)        (39,200)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           175,717         329,596           1,410          31,976          (1,004)         24,347
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,300           5,000               -               -           2,500           6,000
Benefit payments                             (4,557)        (84,442)              -               -         (23,395)              -
Payments on termination                    (164,264)       (303,465)        (22,875)        (13,411)       (234,317)       (535,305)
Contract maintenance charge                  (1,098)         (1,097)           (180)            (97)         (1,443)         (2,126)
Transfers among the sub-accounts
  and with the Fixed Account - net            2,048          92,818         (42,507)        395,742        (102,535)       (434,848)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (162,571)       (291,186)        (65,562)        382,234        (359,190)       (966,279)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            13,146          38,410         (64,152)        414,210        (360,194)       (941,932)

NET ASSETS AT BEGINNING OF PERIOD         1,993,099       1,954,689         454,188          39,978       2,515,247       3,457,179
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,006,245  $    1,993,099  $      390,036  $      454,188  $    2,155,053  $    2,515,247
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  142,442         166,269          97,382          13,626         220,212         304,889
      Units issued                           13,590          38,588          12,478          90,440          39,555          91,386
      Units redeemed                        (24,971)        (62,416)        (28,013)         (6,684)        (71,056)       (176,063)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        131,061         142,441          81,847          97,382         188,711         220,212
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series              Investment Series               Investment Series
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              Money Market                   Pacific Growth               Quality Income Plus
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)     2004 (k)(ab)      2003 (ab)       2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (50,390) $     (103,300) $       (4,784) $      (13,328) $      798,329  $      955,507
Net realized gains (losses)                       -               -        (208,923)       (160,065)         58,441          88,825
Change in unrealized gains (losses)               -               -         310,234         406,305        (180,923)        476,177
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           (50,390)       (103,300)         96,527         232,912         675,847       1,520,509
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     11,528       5,066,380               -               -          24,352          11,855
Benefit payments                           (752,510)       (256,139)        (10,950)        (15,387)       (473,000)       (564,184)
Payments on termination                  (5,983,078)    (16,980,523)        (56,244)       (183,275)     (2,391,576)     (3,365,214)
Contract maintenance charge                  (5,842)         (8,722)           (306)           (923)         (9,235)        (11,947)
Transfers among the sub-accounts
  and with the Fixed Account - net        3,023,673      (3,787,476)     (1,072,113)         (8,220)     (1,067,530)       (490,473)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (3,706,229)    (15,966,480)     (1,139,613)       (207,805)     (3,916,989)     (4,419,963)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,756,619)    (16,069,780)     (1,043,086)         25,107      (3,241,142)     (2,899,454)

NET ASSETS AT BEGINNING OF PERIOD        11,176,282      27,246,062       1,043,086       1,017,979      20,978,238      23,877,692
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    7,419,663  $   11,176,282  $            -  $    1,043,086  $   17,737,096  $   20,978,238
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  774,260       2,132,802         260,378         324,858         871,659       1,061,947
      Units issued                        1,754,477      12,853,991          68,514          17,587          33,051          86,654
      Units redeemed                     (2,012,716)    (14,212,533)       (328,892)        (82,067)       (194,514)       (276,942)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        516,021         774,260               -         260,378         710,196         871,659
                                     ==============  ==============  ==============  ==============  ==============  ==============

(k)  For period beginning January 1, 2004 and ended April 30, 2004
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable          Morgan Stanley Variable
                                            Investment Series              Investment Series                Investment Series
                                               Sub-Account                    Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              S&P 500 Index                    Strategist                       Utilities
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003          2004 (ab)       2003 (ab)      2004 (ab)        2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (28,438) $      (20,472) $       99,880  $       59,893  $      111,416  $      149,025
Net realized gains (losses)                (106,286)       (294,562)        347,430        (311,479)       (430,749)     (1,123,008)
Change in unrealized gains (losses)         652,997       1,604,683       1,040,591       4,321,278       1,895,989       2,327,257
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           518,273       1,289,649       1,487,901       4,069,692       1,576,656       1,353,274
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      1,200          34,550          27,113          24,326          19,324           4,460
Benefit payments                           (107,337)        (66,449)       (306,409)       (501,991)       (232,513)       (305,377)
Payments on termination                    (571,744)       (507,661)     (2,606,577)     (2,071,784)     (1,025,839)     (1,052,524)
Contract maintenance charge                  (4,254)         (4,257)        (10,525)        (12,117)         (5,463)         (6,377)
Transfers among the sub-accounts
  and with the Fixed Account - net          134,500         455,088        (747,269)       (526,064)       (226,582)       (381,350)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (547,635)        (88,729)     (3,643,667)     (3,087,630)     (1,471,073)     (1,741,168)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (29,362)      1,200,920      (2,155,766)        982,062         105,583        (387,894)

NET ASSETS AT BEGINNING OF PERIOD         6,349,229       5,148,309      19,757,267      18,775,205       9,492,968       9,880,862
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    6,319,867  $    6,349,229  $   17,601,501  $   19,757,267  $    9,598,551  $    9,492,968
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  647,311         661,537         644,961         763,040         441,085         531,541
      Units issued                           69,481         109,504          19,391          34,612           6,679          39,244
      Units redeemed                       (125,769)       (123,730)       (136,790)       (152,691)        (73,002)       (129,700)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        591,023         647,311         527,562         644,961         374,762         441,085
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable         Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series               Investment Series               Investment Series
                                            (Class Y Shares)                 (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            Aggressive Equity                Dividend Growth                      Equity
                                            (Class Y Shares)                 (Class Y Shares)                (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (23,925) $      (10,342) $       (3,261) $        6,900  $      (27,630) $      (15,813)
Net realized gains (losses)                  39,969           9,162          28,623         (28,540)         11,480         (20,213)
Change in unrealized gains (losses)         143,541         186,587         242,817         618,757         233,206         262,246
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           159,585         185,407         268,179         597,117         217,056         226,220
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     82,137         613,822         591,590         941,202         744,131         447,572
Benefit payments                            (10,180)              -         (55,888)        (47,449)        (10,526)        (70,066)
Payments on termination                    (200,266)       (120,506)       (216,698)       (153,777)        (53,040)       (106,609)
Contract maintenance charge                  (6,545)           (885)         (6,762)         (1,313)         (3,278)           (845)
Transfers among the sub-accounts
  and with the Fixed Account - net          209,783         414,963         164,590         351,202          71,844         167,439
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                 74,929         907,394         476,832       1,089,865         749,131         437,491
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           234,514       1,092,801         745,011       1,686,982         966,187         663,711

NET ASSETS AT BEGINNING OF PERIOD         1,436,381         343,580       3,611,689       1,924,707       1,645,943         982,232
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,670,895  $    1,436,381  $    4,356,700  $    3,611,689  $    2,612,130  $    1,645,943
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  142,572          49,369         357,320         253,142         183,429         145,654
      Units issued                           40,720         112,899         100,916         152,793          86,550          85,857
      Units redeemed                        (39,850)        (19,696)        (65,930)        (48,615)        (26,002)        (48,082)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        143,442         142,572         392,306         357,320         243,977         183,429
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series              Investment Series               Investment Series
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             European Growth                Global Advantage             Global Dividend Growth
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)      2003 (ab)        2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (4,182) $       (3,784) $       (1,851) $         (351) $       (1,209) $        1,320
Net realized gains (losses)                  11,291         (11,594)             56               4           9,826          (2,618)
Change in unrealized gains (losses)          93,320         140,788          16,801          11,666         162,083         131,345
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           100,429         125,410          15,006          11,319         170,700         130,047
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     86,775         294,020          22,095          68,342         247,013         330,706
Benefit payments                            (11,520)         (1,254)         (1,145)              -          (7,014)         (7,800)
Payments on termination                      (5,306)        (62,080)         (1,754)           (223)        (30,715)        (29,746)
Contract maintenance charge                  (2,684)           (257)           (652)            (11)         (3,492)           (133)
Transfers among the sub-accounts
  and with the Fixed Account - net           74,814          55,032          19,234          13,670         424,886          48,333
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                142,079         285,461          37,778          81,778         630,678         341,360
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           242,508         410,871          52,784          93,097         801,378         471,407

NET ASSETS AT BEGINNING OF PERIOD           792,744         381,873         113,830          20,733         837,814         366,407
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,035,252  $      792,744  $      166,614  $      113,830  $    1,639,192  $      837,814
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   76,145          52,025          10,312           2,989          72,384          43,844
      Units issued                           28,488          40,277           3,882           8,384          67,875          37,784
      Units redeemed                        (17,127)        (16,157)           (690)         (1,061)        (17,862)         (9,243)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         87,506          76,145          13,504          10,312         122,397          72,385
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series              Investment Series               Investment Series
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                               High Yield                    Income Builder                   Information
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)      2003 (ab)        2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      109,487  $       71,150  $       41,259  $       20,345  $       (2,252) $         (773)
Net realized gains (losses)                  16,202           5,437          53,525           1,316             281            (521)
Change in unrealized gains (losses)          18,322         115,523          86,541         198,398           2,019          22,218
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           144,011         192,110         181,325         220,059              48          20,924
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    451,787         971,099         234,569         172,278          10,276          90,589
Benefit payments                             (5,166)              -               -          (2,935)              -          (1,510)
Payments on termination                    (184,901)       (112,366)        (57,608)        (14,041)         (2,620)        (18,000)
Contract maintenance charge                  (4,407)           (253)         (5,997)         (1,876)           (590)            (97)
Transfers among the sub-accounts
  and with the Fixed Account - net          180,762         413,038        (104,944)        875,543         (12,464)         48,877
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                438,075       1,271,518          66,020       1,028,969          (5,398)        119,859
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           582,086       1,463,628         247,345       1,249,028          (5,350)        140,783

NET ASSETS AT BEGINNING OF PERIOD         1,541,518          77,890       1,771,412         522,384         156,276          15,493
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,123,604  $    1,541,518  $    2,018,757  $    1,771,412  $      150,926  $      156,276
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  182,783          12,336         168,223          59,648          14,029           3,101
      Units issued                           64,436         196,077          68,439         134,714           3,219          13,733
      Units redeemed                        (30,515)        (25,631)        (63,848)        (26,139)         (4,859)         (2,805)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        216,704         182,782         172,814         168,223          12,389          14,029
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series              Investment Series               Investment Series
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            Limited Duration                  Money Market                   Pacific Growth
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)     2004 (k)(ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      127,314  $       83,181  $      (25,384) $      (35,297) $       (1,083) $         (745)
Net realized gains (losses)                 (19,109)         (8,503)              -               -          27,292            (491)
Change in unrealized gains (losses)        (128,096)        (56,233)              -               -          (7,316)         13,110
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           (19,891)         18,445         (25,384)        (35,297)         18,893          11,874
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    488,895       1,250,687       1,411,637       9,637,030           6,610          89,458
Benefit payments                            (61,752)         (4,535)        (31,739)              -               -               -
Payments on termination                    (221,675)       (295,470)       (352,510)     (7,703,219)         (1,081)         (6,144)
Contract maintenance charge                 (12,908)         (2,528)         (5,625)         (1,032)            (10)            (66)
Transfers among the sub-accounts
  and with the Fixed Account - net          464,872       2,208,419         125,041      (1,179,011)       (211,530)         68,237
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                657,432       3,156,573       1,146,804         753,768        (206,011)        151,485
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           637,541       3,175,018       1,121,420         718,471        (187,118)        163,359

NET ASSETS AT BEGINNING OF PERIOD         4,961,413       1,786,395       2,811,269       2,092,798         187,118          23,759
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    5,598,954  $    4,961,413  $    3,932,689  $    2,811,269 $             -  $      187,118
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  473,344         169,137         282,478         207,591          16,589           3,990
      Units issued                          208,141         661,766         632,116       3,538,010          17,176          13,852
      Units redeemed                       (139,462)       (357,559)       (514,703)     (3,463,123)        (33,765)         (1,253)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        542,023         473,344         399,891         282,478               -          16,589
                                     ==============  ==============  ==============  ==============  ==============  ==============

(k)  For period beginning January 1, 2004 and ended April 30, 2004
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable          Morgan Stanley Variable
                                            Investment Series              Investment Series                Investment Series
                                            (Class Y Shares)                (Class Y Shares)                 (Class Y Shares)
                                               Sub-Account                    Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                           Quality Income Plus               S&P 500 Index                      Strategist
                                            (Class Y Shares)                (Class Y Shares)                 (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)       2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      208,448  $      144,556  $      (28,395) $      (12,129) $        8,468  $          567
Net realized gains (losses)                   7,455          15,318          54,942           2,474          29,918          (5,158)
Change in unrealized gains (losses)         (30,685)         67,334         337,981         573,241         203,885         470,096
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           185,218         227,208         364,528         563,586         242,271         465,505
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,330,174         326,393         834,788       1,310,999         262,825         225,856
Benefit payments                            (30,265)        (97,247)        (33,883)        (78,998)        (10,350)              -
Payments on termination                    (226,484)       (405,375)       (196,088)       (105,548)       (129,727)       (117,808)
Contract maintenance charge                  (5,933)         (1,925)         (9,027)         (1,657)         (2,713)           (762)
Transfers among the sub-accounts
  and with the Fixed Account - net          549,495       1,053,328         325,368       1,021,153         179,938         223,074
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              1,616,987         875,174         921,158       2,145,949         299,973         330,360
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         1,802,205       1,102,382       1,285,686       2,709,535         542,244         795,865

NET ASSETS AT BEGINNING OF PERIOD         4,209,447       3,107,065       3,775,557       1,066,022       2,659,077       1,863,212
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    6,011,652  $    4,209,447  $    5,061,243  $    3,775,557  $    3,201,321  $    2,659,077
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  367,612         285,989         387,170         150,258         255,030         225,316
      Units issued                          220,847         178,363         122,737         270,359          54,648          57,914
      Units redeemed                        (62,654)        (96,740)        (52,813)        (33,447)        (30,399)        (28,201)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        525,805         367,612         457,094         387,170         279,279         255,029
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley Variable
                                             Investment Series                Oppenheimer                     Oppenheimer
                                             (Class Y Shares)            Variable Account Funds          Variable Account Funds
                                                Sub-Account                   Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                Utilities                     Oppenheimer
                                            (Class Y Shares)               Aggressive Growth                Oppenheimer Bond
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)        2004             2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)         $        7,043  $        7,369  $      (21,534) $      (18,221) $       49,718  $       56,096
Net realized gains (losses)                 (12,180)        (38,397)          3,301         (59,422)          2,783           4,624
Change in unrealized gains (losses)         138,812         114,697         309,770         381,515          16,004          14,152
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
from operations                             133,675          83,669         291,537         303,872          68,505          74,872
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits                                    114,192         114,509         128,715         177,056          97,174         311,609
Benefit payments                             (5,709)         (5,224)        (59,067)         (4,623)              -            (996)
Payments on termination                     (28,658)        (56,089)       (123,308)        (91,083)        (79,063)        (53,562)
Contract maintenance charge                    (994)           (284)         (1,026)           (962)           (721)           (531)
Transfers among the sub-accounts
and with the Fixed Account - net             86,023           6,747          14,917          (7,624)        259,000         (82,315)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
from contract transactions                  164,854          59,659         (39,769)         72,764         276,390         174,205
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           298,529         143,328         251,768         376,636         344,895         249,077

NET ASSETS AT BEGINNING OF PERIOD           639,859         496,531       1,660,316       1,283,680       1,494,416       1,245,339
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      938,388  $      639,859  $    1,912,084  $    1,660,316  $    1,839,311  $    1,494,416
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
Units outstanding at beginning of
period                                       83,335          79,748         301,948         289,539         121,184         106,484
Units issued                                 26,819          41,380          40,429          72,914          40,278          52,427
Units redeemed                              (14,685)        (37,793)        (48,384)        (60,505)        (18,286)        (37,727)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at end of period           95,469          83,335         293,993         301,948         143,176         121,184
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                    Oppenheimer                     Oppenheimer
                                         Variable Account Funds          Variable Account Funds          Variable Account Funds
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                               Oppenheimer                     Oppenheimer
                                          Capital Appreciation              Global Securities           Oppenheimer High Income
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)         $      (18,761) $      (11,717) $           83  $       (3,981) $       35,941  $       29,874
Net realized gains (losses)                   9,249         (25,231)         17,497          (8,329)          1,999            (658)
Change in unrealized gains (losses)         130,962         381,342         170,118         271,070          36,769          85,802
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
from operations                             121,450         344,394         187,698         258,760          74,709         115,018
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits                                    413,266         267,677         184,327         152,227         173,219         115,009
Benefit payments                                  -            (543)              -               -               -               -
Payments on termination                     (72,066)        (46,654)        (17,136)        (13,471)        (34,028)         (9,516)
Contract maintenance charge                    (716)           (595)           (398)           (276)           (179)           (127)
Transfers among the sub-accounts
and with the Fixed Account - net            111,798         105,866          51,360          46,402         226,924           6,689
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
from contract transactions                  452,282         325,751         218,153         184,882         365,936         112,055
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           573,732         670,145         405,851         443,642         440,645         227,073

NET ASSETS AT BEGINNING OF PERIOD         1,710,945       1,040,800         987,934         544,292         708,194         481,121
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,284,677  $    1,710,945  $    1,393,785  $      987,934  $    1,148,839  $      708,194
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
Units outstanding at beginning of
period                                      237,209         186,591         108,776          84,641          63,049          52,432
Units issued                                 87,396          83,012          42,311          36,952          35,721          16,853
Units redeemed                              (24,649)        (32,394)        (20,674)        (12,817)         (3,720)         (6,236)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at end of period          299,956         237,209         130,413         108,776          95,050          63,049
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                    Oppenheimer
                                          Variable Account Funds         Variable Account Funds          Variable Account Funds
                                               Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                         Oppenheimer Main Street
                                        Oppenheimer Main Street             Small Cap Growth           Oppenheimer Strategic Bond
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (18,068) $      (12,932) $      (17,846) $      (10,076) $      142,083  $      137,043
Net realized gains (losses)                  23,675         (25,446)         69,364           1,605          36,940          16,737
Change in unrealized gains (losses)         330,440         813,265         215,670         308,447          80,725         336,214
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           336,047         774,887         267,188         299,976         259,748         489,994
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    148,495         287,059         242,813         250,460          15,062         126,131
Benefit payments                            (41,032)        (33,310)              -               -        (101,679)         (5,251)
Payments on termination                    (211,368)       (115,795)        (78,706)        (19,195)       (153,705)       (141,571)
Contract maintenance charge                  (3,862)         (3,215)           (409)           (250)         (1,675)         (1,521)
Transfers among the sub-accounts
  and with the Fixed Account - net          266,245         517,687         330,927         129,041          56,434         689,348
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                158,478         652,426         494,625         360,056        (185,563)        667,136
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           494,525       1,427,313         761,813         660,032          74,185       1,157,130

NET ASSETS AT BEGINNING OF PERIOD         4,078,264       2,650,951       1,216,737         556,705       3,661,003       2,503,873
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    4,572,789  $    4,078,264  $    1,978,550  $    1,216,737  $    3,735,188  $    3,661,003
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  494,004         401,813         119,444          77,910         276,974         220,874
      Units issued                           66,808         151,268          85,473          59,733          30,364         120,383
      Units redeemed                        (48,370)        (59,077)        (40,215)        (18,199)        (44,014)        (64,283)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        512,442         494,004         164,702         119,444         263,324         276,974
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                    Oppenheimer                     Oppenheimer
                                         Variable Account Funds          Variable Account Funds          Variable Account Funds
                                         (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              Oppenheimer
                                         Aggressive Growth (SC)       Oppenheimer Balanced (SC) (l)       Oppenheimer Bond (SC)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ad)         2004          2003 (ad)       2004 (g)        2003 (g)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (16,214) $       (1,853) $      (25,545) $       (1,740) $         (328) $            -
Net realized gains (losses)                  13,615             131           9,887             877              17               -
Change in unrealized gains (losses)         191,105           7,339         322,159          33,522           2,394               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           188,506           5,617         306,501          32,659           2,083               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    855,546         558,272       2,362,711         556,396         283,776               -
Benefit payments                                  -               -          (1,088)              -               -               -
Payments on termination                     (56,649)         (1,000)        (81,479)           (949)              -               -
Contract maintenance charge                  (3,235)              -          (4,324)              -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          149,123          58,201       1,173,358         123,232          23,707               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                944,785         615,473       3,449,178         678,679         307,483               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         1,133,291         621,090       3,755,679         711,338         309,566               -

NET ASSETS AT BEGINNING OF PERIOD           621,090               -         711,338               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,754,381  $      621,090  $    4,467,017  $      711,338  $      309,566  $            -
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   49,978               -          54,156               -               -               -
      Units issued                           99,703          51,693         276,668          55,239          30,958               -
      Units redeemed                        (29,636)         (1,715)        (16,529)         (1,083)           (348)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        120,045          49,978         314,295          54,156          30,610               -
                                     ==============  ==============  ==============  ==============  ==============  ==============

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(l)  Previously known as Oppenheimer Multiple Strategies (SC)
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Oppenheimer                     Oppenheimer                     Oppenheimer
                                         Variable Account Funds          Variable Account Funds          Variable Account Funds
                                         (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                           Oppenheimer Capital              Oppenheimer Global               Oppenheimer
                                            Appreciation (SC)                Securities (SC)               High Income (SC)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ad)         2004          2003 (ad)         2004         2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (52,295) $       (5,037) $      (14,802) $       (3,097) $       43,804  $       (2,712)
Net realized gains (losses)                  18,959           2,910          27,941           1,670           3,819           3,181
Change in unrealized gains (losses)         333,929          94,387         378,428         154,395         244,687          24,904
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           300,593          92,260         391,567         152,968         292,310          25,373
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,545,544       1,246,181       1,135,985         627,906       3,827,123         691,698
Benefit payments                           (250,952)              -         (83,811)              -        (170,208)              -
Payments on termination                    (135,730)         (2,741)        (50,354)         (1,883)       (184,171)         (1,662)
Contract maintenance charge                  (6,775)              -          (6,662)              -          (4,481)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,447,135         150,441         530,000         178,738       1,353,722          18,807
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              4,599,222       1,393,881       1,525,158         804,761       4,821,985         708,843
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         4,899,815       1,486,141       1,916,725         957,729       5,114,295         734,216

NET ASSETS AT BEGINNING OF PERIOD         1,486,141               -         957,729               -         734,216               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    6,385,956  $    1,486,141  $    2,874,454  $      957,729  $    5,848,511  $      734,216
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  120,872               -          67,104               -          56,531               -
      Units issued                          424,482         123,228         125,804          79,201         416,085          66,932
      Units redeemed                        (50,812)         (2,356)        (20,857)        (12,097)        (52,599)        (10,401)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        494,542         120,872         172,051          67,104         420,017          56,531
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Oppenheimer                     Oppenheimer                     Oppenheimer
                                         Variable Account Funds          Variable Account Funds          Variable Account Funds
                                         (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              Oppenheimer               Oppenheimer Main Street               Oppenheimer
                                            Main Street (SC)             Small Cap Growth (SC)            Strategic Bond (SC)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004         2003 (ad)          2004          2003 (ad)         2004         2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (76,562) $       (8,590) $      (32,529) $       (3,458) $       38,786  $       (5,113)
Net realized gains (losses)                  30,138           7,894          35,119           2,926           5,289           1,616
Change in unrealized gains (losses)         744,145         168,457         440,727          82,537         630,837          53,197
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           697,721         167,761         443,317          82,005         674,912          49,700
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,645,077       2,484,085       1,713,517         843,452       7,918,547       1,386,092
Benefit payments                             (3,270)              -        (167,521)              -          (3,311)              -
Payments on termination                    (198,375)         (6,628)        (58,437)         (4,657)       (178,242)         (2,747)
Contract maintenance charge                 (10,443)              -          (5,815)              -          (7,069)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        2,034,920         212,584         643,494         102,457       2,366,426         191,399
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              7,467,909       2,690,041       2,125,238         941,252      10,096,351       1,574,744
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         8,165,630       2,857,802       2,568,555       1,023,257      10,771,263       1,624,444

NET ASSETS AT BEGINNING OF PERIOD         2,857,802               -       1,023,257               -       1,624,444               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   11,023,432  $    2,857,802  $    3,591,812  $    1,023,257  $   12,395,707  $    1,624,444
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  225,578               -          69,559               -         133,528               -
      Units issued                          668,661         239,208         172,683          71,250         882,461         140,769
      Units redeemed                        (85,559)        (13,630)        (34,309)         (1,691)        (62,693)         (7,241)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        808,680         225,578         207,933          69,559         953,296         133,528
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust            Putnam Variable Trust          Putnam Variable Trust
                                              Sub-Account                      Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              VT American
                                           Government Income            VT Capital Appreciation         VT Capital Opportunities
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004          2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      237,766  $      298,267  $      (13,617) $      (10,583) $        1,978  $       22,489
Net realized gains (losses)                 104,511          66,408          10,873         (27,183)        110,865             214
Change in unrealized gains (losses)        (245,807)       (350,717)        125,455         205,590         (49,358)         63,380
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            96,470          13,958         122,711         167,824          63,485          86,083
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     69,288         522,196          41,518          60,413             231               -
Benefit payments                           (154,145)       (233,626)        (19,129)        (20,464)              -               -
Payments on termination                    (757,433)       (681,159)       (131,928)        (26,233)         (6,524)           (659)
Contract maintenance charge                    (151)           (122)            (43)            (18)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,132,040)       (819,713)         66,843          82,818      (1,229,069)      1,244,835
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (1,974,481)     (1,212,424)        (42,739)         96,516      (1,235,362)      1,244,176
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (1,878,011)     (1,198,466)         79,972         264,340      (1,171,877)      1,330,259

NET ASSETS AT BEGINNING OF PERIOD         9,848,535      11,047,001         986,219         721,879       1,330,259               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    7,970,524  $    9,848,535  $    1,066,191  $      986,219  $      158,382  $    1,330,259
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  784,348         879,685         134,669         121,402         103,132               -
      Units issued                           47,454         210,636          30,842          55,745           9,785         103,185
      Units redeemed                       (205,697)       (305,973)        (36,841)        (42,478)       (102,398)            (53)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        626,105         784,348         128,670         134,669          10,519         103,132
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust           Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                          VT Discovery Growth            VT Diversified Income             VT Equity Income
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004          2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (21,095) $      (16,706) $      826,144  $      723,435  $       (8,925) $          (45)
Net realized gains (losses)                  12,266         (19,236)         47,127           2,840          16,512           3,060
Change in unrealized gains (losses)          90,539         364,297        (140,916)        925,741          83,275          43,564
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            81,710         328,355         732,355       1,652,016          90,862          46,579
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     21,046          32,162          84,694         465,572          22,800          21,605
Benefit payments                            (11,089)        (13,557)       (307,462)        (39,342)              -               -
Payments on termination                    (111,767)        (53,290)       (979,170)       (722,724)        (34,398)           (699)
Contract maintenance charge                    (137)            (57)           (254)            (85)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          (10,092)        159,933        (498,022)        478,533         541,358         356,060
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (112,039)        125,191      (1,700,214)        181,954         529,760         376,966
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (30,329)        453,546        (967,859)      1,833,970         620,622         423,545

NET ASSETS AT BEGINNING OF PERIOD         1,613,985       1,160,439      10,591,199       8,757,229         423,545               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,583,656  $    1,613,985  $    9,623,340  $   10,591,199  $    1,044,167  $      423,545
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  357,125         334,006         859,303         842,329          35,159               -
      Units issued                           29,332         106,191          62,370         152,456          65,821          38,618
      Units redeemed                        (56,250)        (83,072)       (197,363)       (135,482)        (22,457)         (3,459)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        330,207         357,125         724,310         859,303          78,523          35,159
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          Putnam Variable Trust          Putnam Variable Trust           Putnam Variable Trust
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             VT The George                         VT
                                         Putnam Fund of Boston          Global Asset Allocation            VT Global Equity
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       77,378  $      109,489  $       23,296  $       77,593  $       42,220  $      (11,834)
Net realized gains (losses)                 106,734         (57,945)            855          38,612        (310,310)       (684,681)
Change in unrealized gains (losses)         865,803       1,723,574         476,595         323,192         946,520       1,983,653
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         1,049,915       1,775,118         500,746         439,397         678,430       1,287,138
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,529,240       1,162,241         886,330         383,294          45,205         115,550
Benefit payments                           (260,112)       (137,898)        (16,700)         (7,108)        (75,644)        (73,296)
Payments on termination                  (1,156,221)       (741,975)       (243,218)        (66,618)       (249,401)       (349,600)
Contract maintenance charge                  (6,731)           (350)         (1,044)            (25)           (132)            (98)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,325,962       1,728,173       3,217,812         295,903         (68,886)     (1,423,242)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              1,432,138       2,010,191       3,843,180         605,446        (348,858)     (1,730,686)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,482,053       3,785,309       4,343,926       1,044,843         329,572        (443,548)

NET ASSETS AT BEGINNING OF PERIOD        14,343,600      10,558,291       2,526,254       1,481,411       5,759,974       6,203,522
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   16,825,653  $   14,343,600  $    6,870,180  $    2,526,254  $    6,089,546  $    5,759,974
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,347,405       1,158,231         263,491         189,930         802,881       1,188,620
      Units issued                          312,854         367,445         424,096       2,111,998          36,130       5,115,112
      Units redeemed                       (201,560)       (178,271)        (54,087)     (2,038,437)        (78,585)     (5,500,851)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      1,458,699       1,347,405         633,500         263,491         760,426         802,881
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          Putnam Variable Trust          Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                          VT Growth and Income           VT Growth Opportunities           VT Health Sciences
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)         2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      124,746  $      191,862  $      (30,831) $      (27,796) $      (77,303) $      (46,029)
Net realized gains (losses)                  62,488        (720,129)       (246,842)       (329,818)       (104,598)       (215,757)
Change in unrealized gains (losses)       4,136,162       9,764,316         275,831         787,271         558,624       1,231,272
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         4,323,396       9,236,049          (1,842)        429,657         376,723         969,486
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,580,663       1,809,271          31,129          66,169         248,864         524,237
Benefit payments                           (480,734)       (417,519)        (50,025)        (23,527)        (83,278)        (77,627)
Payments on termination                  (3,251,024)     (2,425,455)       (130,209)        (78,114)       (527,079)       (288,395)
Contract maintenance charge                  (6,803)         (1,177)            (55)            (47)         (1,730)            (42)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,148,961       1,470,250          42,711          36,626         214,013        (169,356)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (1,008,937)        435,370        (106,449)          1,107        (149,210)        (11,183)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         3,314,459       9,671,419        (108,291)        430,764         227,513         958,303

NET ASSETS AT BEGINNING OF PERIOD        45,823,770      36,152,351       2,469,178       2,038,414       6,847,824       5,889,521
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   49,138,229  $   45,823,770  $    2,360,887  $    2,469,178  $    7,075,337  $    6,847,824
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                4,926,858       4,935,381         585,493         587,334         656,540         654,336
      Units issued                          439,936         705,037          67,099         102,611          75,762         105,442
      Units redeemed                       (611,765)       (713,560)        (95,319)       (104,452)        (90,224)       (103,238)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      4,755,029       4,926,858         557,273         585,493         642,078         656,540
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust           Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                                                                   VT
                                             VT High Yield                     VT Income                   International Equity
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003          2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      477,314  $      392,288  $      529,074  $      588,295  $       31,102  $      (39,880)
Net realized gains (losses)                 (40,885)         99,408          45,696          59,948         (63,388)        (64,687)
Change in unrealized gains (losses)         195,827         762,623          30,902         (83,785)      1,704,748       3,549,925
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           632,256       1,254,319         605,672         564,458       1,672,462       3,445,358
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,731,527         845,105       1,724,566       1,276,598         855,129         677,891
Benefit payments                           (115,584)        (66,477)       (178,227)       (181,740)       (134,165)       (138,021)
Payments on termination                    (698,254)       (263,642)     (1,478,415)     (1,578,764)       (714,268)       (517,183)
Contract maintenance charge                  (3,279)           (163)         (6,665)           (212)         (4,180)           (793)
Transfers among the sub-accounts
  and with the Fixed Account - net           41,534         676,819         194,417       1,571,274        (760,963)     (2,441,879)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                955,944       1,191,642         255,676       1,087,156        (758,447)     (2,419,985)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         1,588,200       2,445,961         861,348       1,651,614         914,015       1,025,373

NET ASSETS AT BEGINNING OF PERIOD         6,667,233       4,221,272      19,660,697      18,009,083      12,739,064      11,713,691
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    8,255,433  $    6,667,233  $   20,522,045  $   19,660,697  $   13,653,079  $   12,739,064
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  582,847         469,184       1,643,087       1,541,549       1,257,652       1,579,838
      Units issued                          199,695         998,456         365,295         458,404         418,422      12,243,962
      Units redeemed                       (145,607)       (884,793)       (311,748)       (356,866)       (513,992)    (12,566,148)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        636,935         582,847       1,696,634       1,643,087       1,162,082       1,257,652
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust           Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            VT International               VT International
                                            Growth and Income              New Opportunities                 VT Investors
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (1,012) $       22,630  $       (5,382) $      (21,152) $     (129,623) $     (125,781)
Net realized gains (losses)                  19,821         (32,242)       (140,487)        (48,074)       (652,245)       (959,257)
Change in unrealized gains (losses)         444,407         732,485         370,120         807,539       2,434,143       4,406,481
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           463,216         722,873         224,251         738,313       1,652,275       3,321,443
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      6,647          90,882           7,089          35,605         275,611         476,964
Benefit payments                            (32,746)        (57,429)        (53,968)        (15,908)       (200,341)       (146,039)
Payments on termination                    (197,521)       (154,539)       (163,484)       (125,218)     (1,015,601)     (1,037,143)
Contract maintenance charge                     (98)           (100)            (72)           (107)         (1,351)           (100)
Transfers among the sub-accounts
  and with the Fixed Account - net          237,263      (1,058,962)         28,658      (1,487,743)       (637,318)        (10,490)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                 13,545      (1,180,148)       (181,777)     (1,593,371)     (1,579,000)       (716,808)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           476,761        (457,275)         42,474        (855,058)         73,275       2,604,635

NET ASSETS AT BEGINNING OF PERIOD         2,435,945       2,893,220       2,124,867       2,979,925      16,229,440      13,624,805
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,912,706  $    2,435,945  $    2,167,341  $    2,124,867  $   16,302,715  $   16,229,440
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  245,992         411,364         249,383         570,423       2,373,104       2,517,743
      Units issued                           41,160       2,326,363          15,421       4,511,696         102,781         236,281
      Units redeemed                        (40,511)     (2,491,735)        (35,750)     (4,832,736)       (338,551)       (380,920)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        246,641         245,992         229,054         249,383       2,137,334       2,373,104
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust           Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            VT Mid Cap Value               VT Money Market                VT New Opportunities
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ad)         2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (11,259) $        5,514  $      (61,798) $      (96,401) $     (151,997) $     (135,227)
Net realized gains (losses)                 152,244           8,515               -               -      (1,135,815)     (1,493,169)
Change in unrealized gains (losses)         (16,727)        171,531               -               -       2,296,397       4,445,048
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           124,258         185,560         (61,798)        (96,401)      1,008,585       2,816,652
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      7,957          26,596       3,452,374       5,744,337         308,282         441,472
Benefit payments                                  -               -      (1,587,337)       (108,393)       (312,017)       (109,803)
Payments on termination                      (8,498)         (1,875)    (11,548,160)     (1,193,219)       (695,294)       (483,973)
Contract maintenance charge                    (101)              -          (1,967)           (121)         (1,453)            (29)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,107,714)      1,635,106       7,032,454      (3,007,409)       (150,574)       (314,089)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (1,108,356)      1,659,827      (2,652,636)      1,435,195        (851,056)       (466,422)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (984,098)      1,845,387      (2,714,434)      1,338,794         157,529       2,350,230

NET ASSETS AT BEGINNING OF PERIOD         1,845,387               -      12,667,636      11,328,842      12,000,608       9,650,378
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      861,289  $    1,845,387  $    9,953,202  $   12,667,636  $   12,158,137  $   12,000,608
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  144,493               -       1,202,723       1,042,114       1,776,880       1,875,154
      Units issued                           20,825         244,923       1,579,277      10,830,336          85,160         140,389
      Units redeemed                       (106,117)       (100,430)     (1,810,656)    (10,669,727)       (215,349)       (238,663)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         59,201         144,493         971,344       1,202,723       1,646,691       1,776,880
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust          Putnam Variable Trust            Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                                VT OTC &
                                              VT New Value                  Emerging Growth                  VT Research
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (43,125) $       (3,902) $      (33,167) $      (38,414) $      (89,523) $      (61,249)
Net realized gains (losses)                 127,509         (75,373)       (273,044)       (458,046)       (106,661)       (326,027)
Change in unrealized gains (losses)       1,085,018       1,784,437         510,665       1,187,284         625,134       1,740,902
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         1,169,402       1,705,162         204,454         690,824         428,950       1,353,626
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,225,644         375,356          32,678          19,358         448,836         336,130
Benefit payments                            (83,310)       (168,441)        (14,991)        (16,789)        (31,724)       (164,259)
Payments on termination                    (487,489)       (259,460)       (151,517)        (91,101)       (497,195)       (279,324)
Contract maintenance charge                  (1,598)           (110)            (16)              -            (805)            (25)
Transfers among the sub-accounts
  and with the Fixed Account - net          697,594         108,233      (2,295,819)      2,166,145        (115,842)       (172,003)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              1,350,841          55,578      (2,429,665)      2,077,613        (196,730)       (279,481)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,520,243       1,760,740      (2,225,211)      2,768,437         232,220       1,074,145

NET ASSETS AT BEGINNING OF PERIOD         7,392,847       5,632,107       4,642,447       1,874,010       7,079,411       6,005,266
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    9,913,090  $    7,392,847  $    2,417,236  $    4,642,447  $    7,311,631  $    7,079,411
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  612,112         615,214       1,310,836         547,019         824,660         873,823
      Units issued                          177,695         121,733          50,868       1,308,204          74,694         113,346
      Units redeemed                        (90,780)       (124,835)       (851,848)       (544,387)       (114,922)       (162,509)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        699,027         612,112         509,856       1,310,836         784,432         824,660
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          Putnam Variable Trust          Putnam Variable Trust          Putnam Variable Trust
                                               Sub-Account                    Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                             VT Utilities
                                           VT Small Cap Value              Growth and Income                    VT Vista
                                     ------------------------------  ------------------------------  ------------------------------
                                       2004 (ab)       2003 (ab)          2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (99,637) $      (72,195) $       33,174  $       76,003  $      (90,367) $      (74,711)
Net realized gains (losses)                 344,744         115,587         (80,113)       (243,769)       (298,405)       (555,220)
Change in unrealized gains (losses)       2,069,552       2,976,100         807,912         827,265       1,517,244       2,155,186
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         2,314,659       3,019,492         760,973         659,499       1,128,472       1,525,255
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     65,812         246,416         281,038         115,418         272,281         212,820
Benefit payments                            (28,013)        (73,092)        (64,718)        (38,572)        (81,329)        (80,459)
Payments on termination                    (629,600)       (408,784)       (227,632)       (178,022)       (429,213)       (333,860)
Contract maintenance charge                  (1,999)         (1,143)           (595)            (41)         (1,380)            (83)
Transfers among the sub-accounts
  and with the Fixed Account - net          711,063         542,954         266,203         (10,197)       (987,166)      1,702,752
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                117,263         306,351         254,296        (111,414)     (1,226,807)      1,501,170
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,431,922       3,325,843       1,015,269         548,085         (98,335)      3,026,425

NET ASSETS AT BEGINNING OF PERIOD         9,430,611       6,104,768       3,605,743       3,057,658       7,760,422       4,733,997
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   11,862,533  $    9,430,611  $    4,621,012  $    3,605,743  $    7,662,087  $    7,760,422
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  571,968         539,317         433,944         458,629       1,103,436         797,776
      Units issued                           94,295         516,207          66,024          47,793         133,487         433,916
      Units redeemed                        (87,824)       (483,556)        (53,638)        (72,478)       (400,564)       (128,256)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        578,439         571,968         446,330         433,944         836,359       1,103,436
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Scudder                         Scudder
                                          Putnam Variable Trust             Variable Series I              Variable Series I
                                               Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                               VT Voyager                 21st Century Growth                   Balanced
                                     ------------------------------  ------------------------------  ------------------------------
                                       2004 (ab)       2003 (ab)          2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (262,280) $     (195,121) $          (16) $          (18) $           29  $          434
Net realized gains (losses)              (1,547,332)     (1,827,077)            (15)         (1,362)              -             208
Change in unrealized gains (losses)       2,670,985       6,439,802             296           2,026             150           1,425
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           861,373       4,417,604             265             646             179           2,067
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,289,078       1,729,525               -               -               -          16,997
Benefit payments                           (372,762)       (226,106)              -               -               -               -
Payments on termination                  (1,500,019)     (1,262,202)              -               -               -         (18,494)
Contract maintenance charge                 (11,251)         (1,722)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          447,556       1,096,680               1          (3,888)              -          (8,559)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (147,398)      1,336,175               1          (3,888)              -         (10,056)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           713,975       5,753,779             266          (3,242)            179          (7,989)

NET ASSETS AT BEGINNING OF PERIOD        24,653,171      18,899,392           2,630           5,872           3,176          11,165
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   25,367,146  $   24,653,171  $        2,896  $        2,630  $        3,355  $        3,176
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                3,123,812       2,977,488             336             977             293           1,204
      Units issued                          353,567         617,427               -               -               -           1,873
      Units redeemed                       (450,007)       (471,104)              -            (641)              -          (2,784)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      3,027,372       3,123,811             336             336             293             293
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder
                                            Variable Series I          Scudder Variable Series I       Scudder Variable Series I
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                  Bond                       Capital Growth                 Global Discovery
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $        1,277  $        1,789  $            -  $           24  $            -  $           (2)
Net realized gains (losses)                       4             174               -             438               -            (856)
Change in unrealized gains (losses)             599             382               -           1,079               -             936
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                             1,880           2,345               -           1,541               -              78
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -          12,748               -          12,748               -               -
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -         (13,339)              -         (14,199)              -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net                -          23,168               -          (4,242)              -          (4,378)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                      -          22,577               -          (5,693)              -          (4,378)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS             1,880          24,922               -          (4,152)              -          (4,300)

NET ASSETS AT BEGINNING OF PERIOD            41,302          16,380               -           4,152               -           4,300
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $       43,182  $       41,302  $            -  $            -  $            -  $            -
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    3,283           1,356               -             575               -             431
      Units issued                                -           3,942               -           1,723               -               -
      Units redeemed                              -          (2,015)              -          (2,298)              -            (431)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period          3,283           3,283               -               -               -               -
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Scudder                         Scudder                         Scudder
                                            Variable Series I               Variable Series I               Variable Series I
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            Growth and Income                International                    Money Market
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $            1  $           15  $           18  $            -  $           12  $           (2)
Net realized gains (losses)                      (5)         (1,498)            (14)           (934)              -               -
Change in unrealized gains (losses)             669           3,068             498           1,644               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                               665           1,585             502             710              12              (2)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -               -               -               -               -
Benefit payments                                  -               -               -               -               -            (235)
Payments on termination                           -               -               -               -               -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net                -          (7,816)              1          (4,328)             (1)         11,773
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                      -          (7,816)              1          (4,328)             (1)         11,538
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS               665          (6,231)            503          (3,618)             11          11,536

NET ASSETS AT BEGINNING OF PERIOD             7,119          13,350           3,201           6,819          11,536               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $        7,784  $        7,119  $        3,704  $        3,201  $       11,547  $       11,536
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      820           1,936             366             992           1,009               -
      Units issued                                -              93               -               -               -           1,009
      Units redeemed                              -          (1,209)              -            (626)              -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            820             820             366             366           1,009           1,009
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Scudder                      The Universal                  The Universal
                                           Variable Series II           Institutional Funds, Inc.       Institutional Funds, Inc.
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                               Van Kampen                     Van Kampen
                                                 Growth              UIF Emerging Markets Equity (m)      UIF Equity Growth (n)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003          2004 (i)          2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          (11) $          (16) $       (8,086) $      (11,148) $      (34,320) $      (26,163)
Net realized gains (losses)                      (6)            (91)         27,156         231,580         (91,661)       (251,698)
Change in unrealized gains (losses)             146             668         196,453         263,924         311,614         653,388
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                               129             561         215,523         484,356         185,633         375,527
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -          13,813           8,708          14,609          32,354
Benefit payments                                  -               -               -          (1,944)        (16,826)         (9,142)
Payments on termination                           -               -         (35,938)        (28,349)       (196,823)       (153,320)
Contract maintenance charge                       -               -            (719)           (399)         (3,618)         (1,447)
Transfers among the sub-accounts
  and with the Fixed Account - net               (1)           (227)        229,465        (148,440)      1,212,764          (6,063)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                     (1)           (227)        206,621        (170,424)      1,010,106        (137,618)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS               128             334         422,144         313,932       1,195,739         237,909

NET ASSETS AT BEGINNING OF PERIOD             2,893           2,559         793,115         479,183       2,000,231       1,762,322
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $        3,021  $        2,893  $    1,215,259  $      793,115  $    3,195,970  $    2,000,231
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      395             433          74,435          66,361         233,571         250,071
      Units issued                                -               -          50,337       1,967,993         165,490          49,042
      Units redeemed                              -             (38)        (30,365)     (1,959,919)        (63,828)        (65,542)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            395             395          94,407          74,435         335,233         233,571
                                     ==============  ==============  ==============  ==============  ==============  ==============

(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(m) Previously known as UIF Emerging Markets Equity
(n)  Previously known as UIF Equity Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                    The Universal                   The Universal
                                        Institutional Funds, Inc.      Institutional Funds, Inc.        Institutional Funds, Inc.
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             Van Kampen UIF                    Van Kampen                  Van Kampen UIF U.S.
                                        International Magnum (o)         UIF Mid Cap Growth (p)             Mid Cap Value (q)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003          2004 (j)          2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       36,187  $      (12,395) $      (12,567) $       (5,140) $      (62,755) $      (27,380)
Net realized gains (losses)                  58,499         354,177          13,750           1,350          69,246         (44,364)
Change in unrealized gains (losses)          81,001         254,647         158,455         123,918         634,281         724,682
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           175,687         596,429         159,638         120,128         640,772         652,938
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -          47,620           6,630          17,180          80,110          55,265
Benefit payments                             (1,981)              -          (1,977)              -         (43,226)        (40,059)
Payments on termination                     (65,050)       (104,311)       (115,997)         (1,092)       (436,509)       (200,660)
Contract maintenance charge                    (597)           (664)         (1,218)           (568)         (8,256)         (1,676)
Transfers among the sub-accounts
  and with the Fixed Account - net         (851,296)        460,461         375,901         252,086       2,775,640         419,803
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (918,924)        403,106         263,339         267,606       2,367,759         232,673
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (743,237)        999,535         422,977         387,734       3,008,531         885,611

NET ASSETS AT BEGINNING OF PERIOD         1,704,380         704,845         595,862         208,128       2,509,458       1,623,847
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      961,143  $    1,704,380  $    1,018,839  $      595,862  $    5,517,989  $    2,509,458
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  180,440         102,161          58,179          28,380         258,451         233,259
      Units issued                          258,773       3,250,140          41,411          41,372         326,984         121,093
      Units redeemed                       (343,731)     (3,171,861)        (16,573)        (11,573)        (89,195)        (95,901)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         95,482         180,440          83,017          58,179         496,240         258,451
                                     ==============  ==============  ==============  ==============  ==============  ==============

(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  Previously known as UIF International Magnum
(p)  Previously known as UIF Mid Cap Growth
(q)  Previously known as UIF Mid Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal            The Universal Institutional     The Universal Institutional
                                       Institutional Funds, Inc.         Funds, Inc (Class II)           Funds, Inc. (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                               Van Kampen               UIF Active International         Van Kampen UIF Emerging
                                        UIF U.S. Real Estate (r)          Allocation (Class II)        Markets Debt (Class II) (s)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003          2004 (af)       2003 (af)         2004         2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $        3,917  $      (20,391) $            -  $        2,698  $       97,247  $       (1,061)
Net realized gains (losses)                 143,603          26,338               -           2,517          35,177              25
Change in unrealized gains (losses)         445,145         428,352               -               -          59,609          17,381
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           592,665         434,299               -           5,215         192,033          16,345
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      4,579          32,869               -         144,970       1,859,625         251,490
Benefit payments                            (48,346)       (105,761)              -               -          (1,709)              -
Payments on termination                    (208,300)       (223,939)              -            (637)        (16,865)              -
Contract maintenance charge                  (1,580)         (1,315)              -               -          (1,902)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          309,553         246,389               -        (149,548)        194,538         119,843
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                 55,906         (51,757)              -          (5,215)      2,033,687         371,333
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           648,571         382,542               -               -       2,225,720         387,678

NET ASSETS AT BEGINNING OF PERIOD         1,699,917       1,317,375               -               -         387,678               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,348,488  $    1,699,917  $            -  $            -  $    2,613,398  $      387,678
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  111,789         115,246               -               -          31,140               -
      Units issued                           33,575          47,887               -          15,914         212,976          31,140
      Units redeemed                        (29,404)        (51,344)              -         (15,914)        (64,648)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        115,960         111,789               -               -         179,468          31,140
                                     ==============  ==============  ==============  ==============  ==============  ==============


(r) Previously known as UIF U.S. Real Estate
(s) Previously known as UIF Emerging Markets Debt (Class II)
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(af) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      The Universal Institutional      The Universal Institutional    The Universal Institutional
                                        Funds, Inc. (Class II)           Funds, Inc. (Class II)          Funds, Inc. (Class II)
                                              Sub-Account                     Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                        Van Kampen UIF Emerging       Van Kampen UIF Equity and             Van Kampen UIF
                                      Markets Equity (Class II) (t)      Income (Class II) (u)        Equity Growth (Class II) (v)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ac)         2004          2003 (ac)         2004         2003 (ac)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (4,305) $         (435) $       (9,701) $          213  $      (10,583) $       (1,202)
Net realized gains (losses)                   1,851              70           3,190             260             307               9
Change in unrealized gains (losses)         117,211          15,887         128,113           4,462          68,327          21,267
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           114,757          15,522         121,602           4,935          58,051          20,074
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    220,265         219,099       1,375,320          79,958         350,354         370,659
Benefit payments                             (4,279)              -               -               -          (1,366)              -
Payments on termination                      (2,023)              -         (30,007)             (2)         (6,098)             (2)
Contract maintenance charge                  (2,994)              -            (914)              -          (2,902)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          182,931          24,332         549,641          13,175         182,105          35,309
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                393,900         243,431       1,894,040          93,131         522,093         405,966
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           508,657         258,953       2,015,642          98,066         580,144         426,040

NET ASSETS AT BEGINNING OF PERIOD           258,953               -          98,066               -         426,040               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      767,610  $      258,953  $    2,113,708  $       98,066  $    1,006,184  $      426,040
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   17,415               -           8,457               -          36,469               -
      Units issued                           31,082          17,639         185,954           8,679          55,211          36,727
      Units redeemed                         (5,924)           (224)        (18,825)           (222)         (5,624)           (258)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         42,573          17,415         175,586           8,457          86,056          36,469
                                     ==============  ==============  ==============  ==============  ==============  ==============

(t) Previously known as UIF Emerging Markets Equity (Class II)
(u) Previously known as UIF Equity and Income (Class II)
(v) Previously known as UIF Equity Growth (Class II)
(ac) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       The Universal Institutional    The Universal Institutional     The Universal Institutional
                                         Funds, Inc. (Class II)          Funds, Inc. (Class II)          Funds, Inc. (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                         Van Kampen UIF Global               Van Kampen UIF           Van Kampen UIF Small Company
                                        Franchise (Class II) (w)      Mid Cap Growth (Class II) (x)      Growth (Class II) (y)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ac)         2004         2003 (ac)          2004         2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (14,359) $         (599) $      (15,074) $       (1,710) $      (20,009) $       (2,129)
Net realized gains (losses)                  22,562           3,661           4,521           3,393          54,956          13,232
Change in unrealized gains (losses)         172,290          12,714         194,389          29,154         187,129          22,429
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           180,493          15,776         183,836          30,837         222,076          33,532
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,533,142          99,301         682,461         634,338         431,132         608,298
Benefit payments                                  -               -          (8,849)              -          (8,735)              -
Payments on termination                     (22,000)        (53,835)         (8,028)        (54,640)        (20,858)            (96)
Contract maintenance charge                  (2,700)              -          (4,683)              -          (5,637)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          718,610          96,983          57,129          19,807         267,167         181,315
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              2,227,052         142,449         718,030         599,505         663,069         789,517
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,407,545         158,225         901,866         630,342         885,145         823,049

NET ASSETS AT BEGINNING OF PERIOD           158,225               -         630,342               -         823,049               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,565,770  $      158,225  $    1,532,208  $      630,342  $    1,708,194  $      823,049
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   12,943               -          48,198               -          60,553               -
      Units issued                          210,434          17,744          59,325          52,624          59,728          61,144
      Units redeemed                        (17,136)         (4,801)         (9,512)         (4,426)        (12,973)           (591)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        206,241          12,943          98,011          48,198         107,308          60,553
                                     ==============  ==============  ==============  ==============  ==============  ==============

(w) Previously known as UIF Global Franchise (Class II)
(x) Previously known as UIF Mid Cap Growth (Class II)
(y) Previously known as UIF Small Company Growth (Class II)
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       The Universal Institutional     The Universal Institutional          Van Kampen Life
                                         Funds, Inc. (Class II)          Funds, Inc. (Class II)             Investment Trust
                                              Sub-Account                      Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                      Van Kampen UIF U.S. Mid Cap          Van Kampen UIF U.S.
                                          Value (Class II) (z)        Real Estate (Class II) (aa)            LIT Comstock
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ac)         2004          2003 (ad)       2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (36,652) $       (3,258) $        8,204  $       (1,984) $      (20,249) $      (11,396)
Net realized gains (losses)                   9,174             162         146,366             847          95,456          (5,754)
Change in unrealized gains (losses)         429,016          81,143       1,103,651          40,773         693,711         679,931
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           401,538          78,047       1,258,221          39,636         768,918         662,781
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,769,923         753,553       3,437,818         575,502         502,468         598,656
Benefit payments                                  -               -            (536)              -         (13,477)              -
Payments on termination                     (38,252)           (262)       (114,588)           (708)       (326,335)       (125,170)
Contract maintenance charge                  (8,300)              -          (5,618)              -          (2,082)         (1,078)
Transfers among the sub-accounts
  and with the Fixed Account - net          680,984         334,461         663,728         154,977       1,273,943       1,194,973
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              2,404,355       1,087,752       3,980,804         729,771       1,434,517       1,667,381
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,805,893       1,165,799       5,239,025         769,407       2,203,435       2,330,162

NET ASSETS AT BEGINNING OF PERIOD         1,165,799               -         769,407               -       3,807,579       1,477,417
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    3,971,692  $    1,165,799  $    6,008,432  $      769,407  $    6,011,014  $    3,807,579
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   87,159               -          55,829               -         347,341         171,091
      Units issued                          227,866          87,808         320,831          57,574         206,406         245,179
      Units redeemed                        (24,614)           (649)        (61,477)         (1,745)        (81,142)        (68,929)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        290,411          87,159         315,183          55,829         472,605         347,341
                                     ==============  ==============  ==============  ==============  ==============  ==============

(z)  Previously known as UIF U.S. Mid Cap Value (Class II)
(aa) Previously known as UIF U.S. Real Estate (Class II)
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                            Investment Trust                Investment Trust                Investment Trust
                                               Sub-Account                    Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                          LIT Emerging Growth                LIT Government                 LIT Money Market
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)         2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (35,715) $      (35,624) $       20,755  $       16,670  $      (10,723) $      (14,375)
Net realized gains (losses)                (217,052)       (431,924)         (2,290)           (242)              -               -
Change in unrealized gains (losses)         393,115       1,055,906          (2,924)        (13,147)              -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           140,348         588,358          15,541           3,281         (10,723)        (14,375)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     57,773         181,371          41,705         201,001         526,908         793,749
Benefit payments                            (15,383)        (32,018)              -               -          (6,237)           (474)
Payments on termination                    (162,236)       (234,851)        (58,268)        (24,510)       (381,125)       (228,012)
Contract maintenance charge                  (1,899)         (2,147)           (263)           (153)           (639)           (456)
Transfers among the sub-accounts
  and with the Fixed Account - net          (69,219)       (144,073)        (66,993)        (68,376)        (66,899)       (630,019)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (190,964)       (231,718)        (83,819)        107,962          72,008         (65,212)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (50,616)        356,640         (68,278)        111,243          61,285         (79,587)

NET ASSETS AT BEGINNING OF PERIOD         2,724,609       2,367,969         607,074         495,831       1,986,603       2,066,190
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,673,993  $    2,724,609  $      538,796  $      607,074  $    2,047,888  $    1,986,603
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  345,357         338,081          56,776          46,592         192,772         199,118
      Units issued                           48,773          76,446           9,693          40,049         179,965         108,550
      Units redeemed                        (59,282)        (69,170)        (17,483)        (29,865)       (173,100)       (114,896)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        334,848         345,357          48,986          56,776         199,637         192,772
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Van Kampen                       Van Kampen                      Van Kampen
                                            Life Investment                 Life Investment                 Life Investment
                                            Trust (Class II)                Trust (Class II)                Trust (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             LIT Aggressive                                                   LIT Emerging
                                            Growth (Class II)               LIT Comstock (Class II)         Growth (Class II)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (h)          2003         2004 (ab)        2003 (ab)       2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (20,303) $       (1,127) $      (87,396) $      (24,728) $      (32,603) $      (10,388)
Net realized gains (losses)                    (275)             15         110,903          20,023           6,179          (4,020)
Change in unrealized gains (losses)         202,255          14,685       1,532,179         826,099         169,703         168,828
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           181,677          13,573       1,555,686         821,394         143,279         154,420
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    221,570         460,978       5,158,887       3,195,207       1,075,572         834,650
Benefit payments                             (3,277)              -         (19,069)              -         (14,270)              -
Payments on termination                     (10,587)           (120)       (356,263)       (155,633)        (83,079)        (50,420)
Contract maintenance charge                  (6,342)              -         (29,882)         (2,764)         (5,485)           (493)
Transfers among the sub-accounts
  and with the Fixed Account - net          903,231          28,995       1,912,356       1,549,663         328,965         186,490
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              1,104,595         489,853       6,666,029       4,586,473       1,301,703         970,227
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         1,286,272         503,426       8,221,715       5,407,867       1,444,982       1,124,647

NET ASSETS AT BEGINNING OF PERIOD           503,426               -       6,424,806       1,016,939       1,505,681         381,034
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,789,698  $      503,426  $   14,646,521  $    6,424,806  $    2,950,663  $    1,505,681
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   39,247               -         562,364         126,345         161,190          65,422
      Units issued                          115,323          39,439         643,825         500,943         136,934         125,228
      Units redeemed                         (9,058)           (192)       (113,271)        (64,924)        (27,673)        (29,460)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        145,512          39,247       1,092,918         562,364         270,451         161,190
                                     ==============  ==============  ==============  ==============  ==============  ==============

(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Van Kampen                       Van Kampen
                                            Life Investment                 Life Investment                   Wells Fargo
                                            Trust (Class II)                Trust (Class II)                 Variable Trust
                                              Sub-Account                     Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             LIT Growth and                       LIT                       Wells Fargo VT
                                            Income (Class II)            Money Market (Class II)            Asset Allocation
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ad)         2004          2003 (ag)         2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (50,508) $       (5,831) $      (22,148) $            -  $        4,457  $        2,065
Net realized gains (losses)                  19,355           2,196               -               -          27,720          (5,451)
Change in unrealized gains (losses)         764,754         164,919               -               -          13,538         106,814
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           733,601         161,284         (22,148)              -          45,715         103,428
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,923,901       1,852,279       4,774,171          40,000           1,470          18,281
Benefit payments                                  -               -         (42,023)              -         (62,541)         (1,481)
Payments on termination                     (69,782)        (52,637)        (84,826)              -         (28,366)        (28,252)
Contract maintenance charge                 (14,431)              -            (116)              -            (493)           (427)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,115,733         412,561         821,898               -          19,449         114,304
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              4,955,421       2,212,203       5,469,104          40,000         (70,481)        102,425
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         5,689,022       2,373,487       5,446,956          40,000         (24,766)        205,853

NET ASSETS AT BEGINNING OF PERIOD         2,373,487               -          40,000               -         636,414         430,561
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    8,062,509  $    2,373,487  $    5,486,956  $       40,000  $      611,648  $      636,414
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  182,732               -           4,000               -          66,680          54,392
      Units issued                          415,374         189,956         700,824           4,000           2,171          20,947
      Units redeemed                        (44,950)         (7,224)       (150,862)              -          (9,500)         (8,659)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        553,156         182,732         553,962           4,000          59,351          66,680
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ag) For the Period beginning December 31, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------

                                              Wells Fargo                     Wells Fargo
                                             Variable Trust                  Variable Trust
                                               Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------
                                      Wells Fargo VT Equity Income        Wells Fargo VT Growth
                                     ------------------------------  ------------------------------
                                          2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          943  $          725  $       (3,529) $       (2,312)
Net realized gains (losses)                     773          (4,223)          1,082            (743)
Change in unrealized gains (losses)          26,642          50,010          21,899          43,299
                                     --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            28,358          46,512          19,452          40,244
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      1,100          24,406          98,992          80,673
Benefit payments                                  -               -               -               -
Payments on termination                      (3,904)        (18,090)         (8,256)         (8,254)
Contract maintenance charge                    (149)            (91)            (94)            (83)
Transfers among the sub-accounts
  and with the Fixed Account - net           47,322          13,106          16,791          39,025
                                     --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                 44,369          19,331         107,433         111,361
                                     --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            72,727          65,843         126,885         151,605

NET ASSETS AT BEGINNING OF PERIOD           249,864         184,021         259,665         108,060
                                     --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      322,591  $      249,864  $      386,550  $      259,665
                                     ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   25,815          23,696          40,251          20,443
      Units issued                            4,969           9,554          17,239          23,870
      Units redeemed                           (401)         (7,435)         (1,504)         (4,062)
                                     --------------  --------------  --------------  --------------
  Units outstanding at end of period         30,383          25,815          55,986          40,251
                                     ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate New York issues twenty-two variable annuity contracts. Only products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders. These contracts are: the AIM Lifetime Plus((SM)) ("Lifetime Plus") - (C), the AIM Lifetime Plus((SM)) II ("Lifetime Plus II") - (C), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder") - (C), the Putnam Allstate Advisor ("Putnam") - (C), the Putnam Allstate Advisor Plus ("Putnam Plus")
     - (C), the Putnam Allstate Advisor Preferred ("Putnam Preferred") - (C), the Allstate Custom Portfolio ("Custom") - (C), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider") - (C), the Provider Ultra ("Ultra") - (C), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), the Allstate Advisor Preferred ("Advisor Preferred"), Allstate Variable Annuity II - (C), Allstate Variable Annuity 3 Asset Manager - (C), Allstate Variable Annuity 3 - (C), the Preferred Client Variable, the Morgan Stanley Advisor, the Advisor Preferred, and the Allstate Variable Annuity I - (C) (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                                   AIM VARIABLE INSURANCE FUNDS SERIES II
        AIM V.I. Aggressive Growth                                     (CONTINUED)
        AIM V.I. Balanced                                              AIM V.I. Basic Value II
        AIM V.I. Basic Value                                           AIM V.I. Blue Chip II
        AIM V.I. Blue Chip                                             AIM V.I. Capital Appreciation II
        AIM V.I. Capital Appreciation                                  AIM V.I. Capital Development II
        AIM V.I. Capital Development                                   AIM V.I. Core Equity II
        AIM V.I. Core Equity                                           AIM V.I. Dent Demographics II
        AIM V.I. Dent Demographics                                     AIM V.I. Diversified Income II
        AIM V.I. Diversified Income                                    AIM V.I. Global Utilities II (Merged into
        AIM V.I. Global Utilities (Merged into AIM                       AIM V.I. Utilities II on April 30, 2004)
          V.I. Utilities on April 30, 2004)                            AIM V.I. Government Securities II
        AIM V.I. Government Securities                                 AIM V.I. Growth II
        AIM V.I. Growth                                                AIM V.I. High Yield II
        AIM V.I. High Yield                                            AIM V.I. International Growth II
        AIM V.I. International Growth                                  AIM V.I. Mid Cap Core Equity II
        AIM V.I. Mid Cap Core Equity                                   AIM V.I. Money Market II
        AIM V.I. Money Market                                          AIM V.I. New Technology II (Merged into
        AIM V.I. New Technology (Merged into                             AIM V.I. Technology II on April 30,
          AIM V.I. Technology on April 30, 2004)                         2004)
        AIM V.I. Premier Equity                                        AIM V.I. Premier Equity II
        AIM V.I. Technology                                            AIM V.I. Technology II
        AIM V.I. Utilities                                             AIM V.I. Utilities II
     AIM VARIABLE INSURANCE FUNDS SERIES II                         ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
        AIM V.I. Aggressive Growth II                                  AllianceBernstein Growth
        AIM V.I. Balanced II                                           AllianceBernstein Growth and Income

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND                 LSA VARIABLE SERIES TRUST
        (CONTINUED)                                                    LSA Aggressive Growth (Merged into LIT
        AllianceBernstein Premier Growth                                 Aggressive Growth (Class II) on April 30,
        AllianceBernstein Small Cap Value                                2004)
     DELAWARE GROUP PREMIUM FUND, INC.                                 LSA Equity Growth (Merged into Van
        Delaware VIP GP Small Cap Value                                  Kampen UIF Equity Growth on April 30,
        Delaware VIP GP Trend                                            2004)
     DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                    LSA Mid Cap Value (Merged into Van
        Dreyfus Socially Responsible Growth Fund                         Kampen UIF U.S. Mid Cap Value on
     DREYFUS STOCK INDEX FUND                                            April 30, 2004)
        Dreyfus Stock Index Fund                                    MFS VARIABLE INSURANCE TRUST
     DREYFUS VARIABLE INVESTMENT FUND                                  MFS Bond
        VIF Capital Appreciation                                       MFS Emerging Growth *
        VIF Growth and Income *                                        MFS High Income
        VIF Money Market                                               MFS Investors Trust
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                         MFS New Discovery
        VIP Contrafund                                              MORGAN STANLEY VARIABLE INVESTMENT SERIES
        VIP Equity-Income                                              Aggressive Equity
        VIP Growth                                                     Dividend Growth
        VIP Growth Opportunities                                       Equity
        VIP High Income                                                European Growth
        VIP Index 500                                                  Global Advantage
        VIP Investment Grade Bond                                      Global Dividend Growth
        VIP Overseas                                                   High Yield
     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST              Income Builder
        Franklin Growth and Income Securities                          Information
        Franklin High Income                                           Limited Duration
        Franklin Income Securities                                     Money Market
        Franklin Large Cap Growth Securities                           Pacific Growth (closed April 30, 2004)
        Franklin Small Cap Value Securities                            Quality Income Plus
        Franklin U.S. Government                                       S&P 500 Index
        Mutual Shares Securities                                       Strategist
        Templeton Asset Strategy                                       Utilities
        Templeton Developing Markets Securities                     MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
        Templeton Foreign Securities                                   Aggressive Equity (Class Y Shares)
     GOLDMAN SACHS VARIABLE INSURANCE TRUST                            Dividend Growth (Class Y Shares)
        VIT CORE Small Cap Equity *                                    Equity (Class Y Shares)
     HSBC VARIABLE INSURANCE FUNDS                                     European Growth (Class Y Shares)
        HSBC VI Cash Management (Closed April                          Global Advantage (Class Y Shares)
          30, 2003)                                                    Global Dividend Growth (Class Y Shares)
        HSBC VI Fixed Income (Closed April 30,                         High Yield (Class Y Shares)
          2003)                                                        Income Builder (Class Y Shares)
        HSBC VI Growth and Income (Closed April                        Information (Class Y Shares)
          30, 2003)                                                    Limited Duration (Class Y Shares)
     LORD ABBETT SERIES FUND                                           Money Market (Class Y Shares)
        All Value                                                      Pacific Growth (Class Y Shares) (closed April
        Bond-Debenture                                                   30, 2004)
        Growth and Income                                              Quality Income Plus (Class Y Shares)
        Growth Opportunities                                           S&P 500 Index (Class Y Shares)
        Mid-Cap Value                                                  Strategist (Class Y Shares)
                                                                       Utilities (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OPPENHEIMER VARIABLE ACCOUNT FUNDS                             SCUDDER VARIABLE SERIES I
        Oppenheimer Aggressive Growth                                  21st Century Growth
        Oppenheimer Bond                                               Balanced
        Oppenheimer Capital Appreciation                               Bond
        Oppenheimer Global Securities                                  Capital Growth
        Oppenheimer High Income                                        Global Discovery *
        Oppenheimer Main Street                                        Growth and Income
        Oppenheimer Main Street Small Cap Growth                       International
        Oppenheimer Strategic Bond                                     Money Market
     OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE CLASS ("SC"))      SCUDDER VARIABLE SERIES II
        Oppenheimer Aggressive Growth (SC)                             Growth
        Oppenheimer Balanced (SC) (Previously                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          known as Oppenheimer Multiple                                Van Kampen UIF Emerging Markets Equity
          Strategies (SC))                                               (Previously known as UIF Emerging
        Oppenheimer Bond (SC)                                            Markets Equity)
        Oppenheimer Capital Appreciation (SC)                          Van Kampen UIF Equity Growth (Previously
        Oppenheimer Global Securities (SC)                               known as UIF Equity Growth)
        Oppenheimer High Income (SC)                                   Van Kampen UIF International Magnum
        Oppenheimer Main Street (SC)                                     (Previously known as UIF International
        Oppenheimer Main Street Small Cap Growth                         Magnum)
          (SC)                                                         Van Kampen UIF Mid Cap Growth
        Oppenheimer Strategic Bond (SC)                                  (Previously known as UIF Mid Cap Growth)
     PUTNAM VARIABLE TRUST                                             Van Kampen UIF U.S. Mid Cap Value
        VT American Government Income                                    (Previously known as UIF Mid Cap Value)
        VT Capital Appreciation                                        Van Kampen UIF U.S. Real Estate
        VT Capital Opportunities                                         (Previously known as UIF as U.S. Real
        VT Discovery Growth                                              Estate)
        VT Diversified Income                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
        VT Equity Income                                               UIF Active International Allocation (Class II)
        VT The George Putnam Fund of Boston                              (closed October 31, 2003)
        VT Global Asset Allocation                                     Van Kampen UIF Emerging Markets Debt
        VT Global Equity                                                 (Class II) (Previously known as UIF
        VT Growth and Income                                             Emerging Markets Debt (Class II))
        VT Growth Opportunities                                        Van Kampen UIF Emerging Markets Equity
        VT Health Sciences                                               (Class II) (Previously known as
        VT High Yield                                                    UIF as Emerging Markets Equity (Class II))
        VT Income                                                      Van Kampen UIF Equity and Income (Class
        VT International Equity                                          II) (Previously known as UIF Equity and
        VT International Growth and Income                               Income (Class II))
        VT International New Opportunities                             Van Kampen UIF Equity Growth (Class II)
        VT Investors                                                     (Previously known as UIF Equity Growth
        VT Mid Cap Value                                                 (Class II))
        VT Money Market                                                Van Kampen UIF Global Franchise (Class II)
        VT New Opportunities                                             (Previously known as UIF Global
        VT New Value                                                     Franchise (Class II))
        VT OTC and Emerging Growth                                     Van Kampen UIF Mid Cap Growth (Class II)
        VT Research                                                      (Previously known as UIF Mid Cap
        VT Small Cap Value                                               Growth)
        VT Utilities Growth and Income                                 Van Kampen UIF Small Company Growth
        VT Vista                                                         (Class II) (Previously known as UIF Small
        VT Voyager                                                       Company Growth (Class II))





ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)             VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
        (CONTINUED)                                                    LIT Aggressive Growth (Class II)
        Van Kampen UIF U.S. Mid Cap Value (Class                       LIT Comstock (Class II)
          II) (Previously known as UIF U.S. Mid                        LIT Emerging Growth (Class II)
          Cap Value (Class II))                                     VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
        Van Kampen UIF U.S. Real Estate (Class II)                     (CONTINUED)
          (Previously known as UIF U.S. Real                           LIT Growth and Income (Class II)
          Estate (Class II))                                           LIT Money Market (Class II)
     VAN KAMPEN LIFE INVESTMENT TRUST                               WELLS FARGO VARIABLE TRUST
        LIT Comstock                                                   Wells Fargo VT Asset Allocation
        LIT Emerging Growth                                            Wells Fargo VT Equity Income
        LIT Government                                                 Wells Fargo VT Growth
        LIT Money Market


     * Fund was available, but no net assets as of December 31, 2004.

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account described below, the latter being included in the general account of Allstate New York.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust (the "Trust") was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate New York, pursuant to an investment management agreement with the Trust. The Manager received a management fee from the Trust at an annual rate as a percentage of average daily net assets ranging from 0.85% to 0.95%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the Trust was dissolved and Funds were merged with other sub-accounts of the Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
     Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate New York.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   COMPLETED MERGER

     On March 26, 2004, the Board of Directors of Allstate New York approved the merger of Allstate Life of New York Variable Annuity Account ("Variable Annuity Account") and Allstate Life of New York Variable Annuity Account II ("Variable Annuity Account II") into the Account ("the Merger"). The Merger was consummated on May 1, 2004 and was accounted for at carrying value under Statement of Financial Accounting Standard ("SFAS") No. 141. Collectively, the Account, the Variable Annuity Account and the Variable Annuity Account II are referred to as the "Separate Accounts."

     Prior to the Merger, the Variable Annuity Account, Variable Annuity Account II and the Account offered 10, 53 and 155 variable sub-accounts, respectively. Thirty- two of the sub-accounts offered by the Account and the Variable Annuity Account II were invested in the same underlying funds. Ten sub-accounts of the Variable Annuity Account were invested in underlying funds offered by the Variable Annuity Account II. Upon completion of the merger on May 1, 2004, the Account offered 176 sub-accounts after giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     In accordance with SFAS No. 141, "Business Combinations", the statements of operations have been combined and are presented as if the merger occurred on January 1, 2004 and the statements of changes in net assets of the Account have been combined and are presented as if the merger occurred on January 1, 2003.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units or accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account did not change as a result of the merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of May 1, 2004.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V.I. Aggressive Growth                $         3,392,182  $                 -  $                 -  $         3,392,182
     AIM V.I. Balanced                                   8,538,349                    -                    -            8,538,349
     AIM V.I. Basic Value                                3,722,771                    -                    -            3,722,771
     AIM V.I. Blue Chip                                  6,593,938                    -                    -            6,593,938
     AIM V.I. Capital Appreciation                       9,009,299              501,214                    -            9,510,513
     AIM V.I. Capital Development                        1,100,309                    -                    -            1,100,309
     AIM V.I. Core Equity                               12,693,908                    -                    -           12,693,908
     AIM V.I. Dent Demographics                          1,534,769                    -                    -            1,534,769
     AIM V.I. Diversified Income                         4,268,158                    -                    -            4,268,158
     AIM V.I. Government Securities                      7,528,567                    -                    -            7,528,567
     AIM V.I. Growth                                     5,836,488              365,690                    -            6,202,178
     AIM V.I. High Yield                                 2,399,966                    -                    -            2,399,966
     AIM V.I. International Growth                       4,615,501                    -                    -            4,615,501
     AIM V.I. Mid Cap Core Equity                        1,274,279                    -                    -            1,274,279
     AIM V.I. Money Market                               2,691,151                    -                    -            2,691,151
     AIM V.I. Premier Equity                            16,942,467              938,294                    -           17,880,761
     AIM V.I. Technology                                 1,215,033                    -                    -            1,215,033
     AIM V.I. Utilities                                  1,525,385                    -                    -            1,525,385

AIM Variable Insurance Funds Series II
     AIM V.I. Aggressive Growth II                          35,297                    -                    -               35,297
     AIM V.I. Balanced II                                  705,563                    -                    -              705,563
     AIM V.I. Basic Value II                             1,393,317                    -                    -            1,393,317
     AIM V.I. Blue Chip II                                 371,862                    -                    -              371,862
     AIM V.I. Capital Appreciation II                      545,005                    -                    -              545,005
     AIM V.I. Capital Development II                        16,328                    -                    -               16,328
     AIM V.I. Core Equity II                               116,363                    -                    -              116,363
     AIM V.I. Dent Demographics II                          77,440                    -                    -               77,440
     AIM V.I. Diversified Income II                        213,222                    -                    -              213,222
     AIM V.I. Government Securities II                   2,722,401                    -                    -            2,722,401
     AIM V.I. Growth II                                    102,752                    -                    -              102,752
     AIM V.I. High Yield II                                217,076                    -                    -              217,076
     AIM V.I. International Growth II                      109,160                    -                    -              109,160
     AIM V.I. Mid Cap Core Equity II                       126,538                    -                    -              126,538
     AIM V.I. Money Market II                              526,217                    -                    -              526,217
     AIM V.I. Premier Equity II                            224,393                    -                    -              224,393
     AIM V.I. Technology II                                 16,858                    -                    -               16,858
     AIM V.I. Utilities II                                  91,467                    -                    -               91,467

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Product Series
  Fund
     AllianceBernstein Growth                  $           331,916  $         1,027,499  $                 -  $         1,359,415
     AllianceBernstein Growth & income                   1,379,409            4,888,560                    -            6,267,969
     AllianceBernstein Premier Growth                      117,398              462,629                    -              580,027
     AllianceBernstein Small Cap Value                   1,368,392                    -                    -            1,368,392

Delaware Group Premium Fund, Inc.
     Delaware VIP GP Small Cap Value                     2,710,366                    -                    -            2,710,366
     Delaware VIP GP Trend                                 964,933                    -                    -              964,933

Dreyfus Socially Responsible Growth Fund,
  Inc.
     Dreyfus Socially Responsible Growth Fund              250,373                    -                    -              250,373

Dreyfus Stock Index Fund
     Dreyfus Stock Index Fund                            5,589,004                    -                    -            5,589,004

Dreyfus Variable Investment Fund
     VIF Capital Appreciation                              852,414                    -                    -              852,414
     VIF Money Market                                    3,624,644                    -                    -            3,624,644

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                      3,013,408                    -                    -            3,013,408
     VIP Equity-Income                                   4,632,106                    -                    -            4,632,106
     VIP Growth                                          3,850,970                    -                    -            3,850,970
     VIP Growth Opportunities                              522,146                    -                    -              522,146
     VIP High Income                                       906,168                    -                    -              906,168
     VIP Index 500                                       2,363,100                    -                    -            2,363,100
     VIP Investment Grade Bond                           2,518,081                    -                    -            2,518,081
     VIP Overseas                                        1,124,322                    -                    -            1,124,322

Franklin Templeton Variable Insurance
  Products Trust
     Franklin Growth and Income Securities               4,055,116                    -                    -            4,055,116
     Franklin Small Cap Value Securities                 1,723,115                    -                    -            1,723,115
     Mutual Shares Securities                            3,757,135                    -                    -            3,757,135
     Templeton Asset Strategy                              419,962                    -                    -              419,962
     Templeton Developing Markets Securities               570,886                    -                    -              570,886
     Templeton Foreign Securities                        2,466,114                    -                    -            2,466,114

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
     Aggressive Equity                         $                 -  $         1,636,100  $                 -  $         1,636,100
     Dividend Growth                                             -           35,828,053              906,646           36,734,699
     Equity                                                      -           20,827,778              387,681           21,215,459
     European Growth                                             -            9,162,521               57,827            9,220,348
     Global Advantage                                            -            1,063,835                    -            1,063,835
     Global Dividend Growth                                      -           10,440,305               95,341           10,535,646
     High Yield                                                  -            1,438,840               51,988            1,490,828
     Income Builder                                              -            2,018,271                5,952            2,024,223
     Information                                                 -              414,989                    -              414,989
     Limited Duration                                            -            2,460,603                    -            2,460,603
     Money Market                                                -           12,209,300              308,788           12,518,088
     Quality Income Plus                                         -           19,670,752              528,073           20,198,825
     S & P 500 Index                                             -            6,406,483                    -            6,406,483
     Strategist                                                  -           17,339,788              340,660           17,680,448
     Utilities                                                   -            8,492,321              265,491            8,757,812

Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)                    887,249              651,783                    -            1,539,032
     Dividend Growth (Class Y Shares)                    1,278,354            2,506,730                    -            3,785,084
     Equity (Class Y Shares)                               847,601            1,109,576                    -            1,957,177
     European Growth (Class Y Shares)                      385,859              493,170                    -              879,029
     Global Advantage (Class Y Shares)                      97,145               49,625                    -              146,770
     Global Dividend Growth (Class Y Shares)               616,755              579,769                    -            1,196,524
     High Yield (Class Y Shares)                           670,731            1,124,609                    -            1,795,340
     Income Builder (Class Y Shares)                       505,374            1,589,874                    -            2,095,248
     Information (Class Y Shares)                           90,619               55,776                    -              146,395
     Limited Duration (Class Y Shares)                   1,585,961            3,810,285                    -            5,396,246
     Money Market (Class Y Shares)                       1,438,409            1,489,474                    -            2,927,883
     Quality Income Plus (Class Y Shares)                1,413,604            3,851,595                    -            5,265,199
     S & P 500 Index (Class Y Shares)                    1,439,791            2,467,760                    -            3,907,551
     Strategist (Class Y Shares)                           451,305            2,382,330                    -            2,833,635
     Utilities (Class Y Shares)                            218,913              462,365                    -              681,278

 MFS Variable Insurance Trust
     MFS Bond                                            1,508,044                    -                    -            1,508,044
     MFS High Income                                       223,154                    -                    -              223,154
     MFS Investors Trust                                   756,597                    -                    -              756,597
     MFS New Discovery                                     565,166                    -                    -              565,166

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth             $         1,729,312  $                 -  $                 -  $         1,729,312
     Oppenheimer Bond                                    1,548,898                    -                    -            1,548,898
     Oppenheimer Capital Appreciation                    1,787,572                    -                    -            1,787,572
     Oppenheimer Global Securities                       1,151,309                    -                    -            1,151,309
     Oppenheimer High Income                               834,634                    -                    -              834,634
     Oppenheimer Main Street                             4,239,467                    -                    -            4,239,467
     Oppenheimer Main Street Small Cap Growth            1,334,186                    -                    -            1,334,186
     Oppenheimer Strategic Bond                          3,709,252                    -                    -            3,709,252

Oppenheimer Variable Account Funds (Service
  Class ("SC"))
     Oppenheimer Aggressive Growth (SC)                    917,479                    -                    -              917,479
     Oppenheimer Balanced (SC)                           1,945,832                                                      1,945,832
     Oppenheimer Capital Appreciation (SC)               2,962,795                    -                    -            2,962,795
     Oppenheimer Global Securities (SC)                  1,649,132                    -                    -            1,649,132
     Oppenheimer High Income (SC)                        2,561,610                    -                    -            2,561,610
     Oppenheimer Main Street (SC)                        5,673,437                    -                    -            5,673,437
     Oppenheimer Main Street Small Cap Growth
       (SC)                                              1,711,116                    -                    -            1,711,116
     Oppenheimer Strategic Bond (SC)                     4,979,068                    -                    -            4,979,068

Putnam Variable Trust
     VT American Government Income                       9,387,157                    -                    -            9,387,157
     VT Capital Appreciation                             1,024,295                    -                    -            1,024,295
     VT Capital Opportunities                              106,287                    -                    -              106,287
     VT Discovery Growth                                 1,625,314                    -                    -            1,625,314
     VT Diversified Income                              10,211,987                    -                    -           10,211,987
     VT Equity Income                                      651,427                    -                    -              651,427
     VT The George Putnam Fund of Boston                14,831,865                    -                    -           14,831,865
     VT Global Asset Allocation                          2,894,380                    -                    -            2,894,380
     VT Global Equity                                    5,618,041                    -                    -            5,618,041
     VT Growth & Income                                 44,894,659            1,280,858                    -           46,175,517
     VT Growth and Income                                   24,980                    -                    -               24,980
     VT Growth Opportunities                             2,444,573                    -                    -            2,444,573
     VT Health Sciences                                  7,022,256                    -                    -            7,022,256
     VT High Yield                                       6,962,310                    -                    -            6,962,310
     VT Income                                          19,782,746                    -                    -           19,782,746
     VT International Equity                            11,031,813            1,037,662                    -           12,069,475
     VT International Growth and Income                  2,507,786                    -                    -            2,507,786
     VT International New Opportunities                  2,083,504                    -                    -            2,083,504
     VT Investors                                       15,776,039                    -                    -           15,776,039
     VT Mid Cap Value                                      585,674                    -                    -              585,674

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT Money Market                           $         7,624,642  $                 -  $                 -  $         7,624,642
     VT New Opportunities                               11,612,141                    -                    -           11,612,141
     VT New Value                                        7,854,058                    -                    -            7,854,058
     VT OTC & Emerging Growth                            2,398,094                    -                    -            2,398,094
     VT Research                                         6,770,486                    -                    -            6,770,486
     VT Small Cap Value                                  9,216,254            1,021,676                    -           10,237,930
     VT Utilities Growth and Income                      3,677,799                    -                    -            3,677,799
     VT Vista                                            6,769,485                    -                    -            6,769,485
     VT Voyager                                         22,714,344            1,595,262                    -           24,309,606

Scudder Variable Series I
     21st Century Growth                                     2,630                    -                    -                2,630
     Balanced                                                3,136                    -                    -                3,136
     Bond                                                   39,969                    -                    -               39,969
     Growth and Income                                       7,024                    -                    -                7,024
     International                                           3,210                    -                    -                3,210
     Money Market                                           11,528                    -                    -               11,528

Scudder Variable Series II
     Growth                                                  2,862                    -                    -                2,862

The Universal Institutional Funds, Inc.
     UIF Emerging Markets Equity                                 -            1,028,306                    -            1,028,306
     UIF Equity Growth                                     891,228            1,979,913                    -            2,871,141
     UIF International Magnum                                    -              885,888                    -              885,888
     UIF Mid Cap Growth                                          -              883,052                    -              883,052
     UIF Mid Cap Value                                   2,180,304            2,630,957                    -            4,811,261
     UIF U.S. Real Estate                                        -            1,678,228                    -            1,678,228

The Universal Institutional Funds, Inc.
  (Class II)
     UIF Equity Growth (Class II)                          534,360                    -                    -              534,360
     UIF Emerging Markets Debt (Class II)                1,211,077                    -                    -            1,211,077
     UIF Emerging Markets Equity (Class II)                419,290                    -                    -              419,290
     UIF Equity and Income (Class II)                      158,160                    -                    -              158,160
     UIF Equity Growth (Class II)                            3,790                    -                    -                3,790
     UIF Global Franchise (Class II)                       660,063                    -                    -              660,063
     UIF Mid Cap Growth (Class II)                         783,427                    -                    -              783,427
     UIF Small Company Growth (Class II)                 1,181,454                    -                    -            1,181,454
     UIF U.S. Mid Cap Value (Class II)                   1,615,925                    -                    -            1,615,925
     UIF U.S. Real Estate (Class II)                     1,983,088                    -                    -            1,983,088

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
     LIT Comstock                              $         2,428,206  $         2,332,532  $                 -  $         4,760,738
     LIT Emerging Growth                                   676,146            1,880,303                    -            2,556,449
     LIT Government                                        577,831                    -                    -              577,831
     LIT Money Market                                    2,225,762                    -                    -            2,225,762

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (Class II)                    1,404,103               32,535                    -            1,436,638
     LIT Comstock (Class II)                             5,044,518            3,067,494                    -            8,112,012
     LIT Emerging Growth (Class II)                      1,285,512              589,357                    -            1,874,869
     LIT Growth and Income (Class II)                    4,049,059                    -                    -            4,049,059
     LIT Money Market (Class II)                         1,843,296                    -                    -            1,843,296

Wells Fargo Variable Trust
     Wells Fargo VT Asset Allocation                       634,997                    -                    -              634,997
     Wells Fargo VT Equity Income                          252,349                    -                    -              252,349
     Wells Fargo VT Growth                                 283,277                    -                    -              283,277
                                               -------------------  -------------------  -------------------  -------------------

       TOTAL NET ASSETS                        $       475,822,964  $       202,142,569  $         2,948,447  $       702,282,581
                                               ===================  ===================  ===================  ===================

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for the Scudder Horizon Advantage which does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 2%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The amounts are included in payments on terminations but are remitted to Allstate New York.

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 2.40% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge at a rate ranging from $30 - $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                   Purchases
                                                                                ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                                $       241,814
     AIM V. I. Balanced                                                                 759,126
     AIM V. I. Basic Value                                                            1,413,370
     AIM V. I. Blue Chip                                                                645,323
     AIM V. I. Capital Appreciation (a)                                               1,012,036
     AIM V. I. Capital Development                                                      150,040
     AIM V. I. Core Equity                                                              688,542
     AIM V. I. Dent Demographics                                                          5,665
     AIM V. I. Diversified Income                                                       620,583
     AIM V. I. Global Utilities (b)                                                     102,698
     AIM V. I. Government Securities                                                    841,576
     AIM V. I. Growth (a)                                                               256,734
     AIM V. I. High Yield                                                               492,527
     AIM V. I. International Growth                                                     693,500
     AIM V. I. Mid Cap Core Equity                                                      539,329
     AIM V. I. Money Market                                                             555,301
     AIM V. I. New Technology (c)                                                        10,898
     AIM V. I. Premier Equity (a)                                                       570,045
     AIM V. I. Technology (c) (d)                                                     1,221,129
     AIM V. I. Utilities (b) (d)                                                      1,622,368

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II                                                      11,670
     AIM V. I. Balanced II                                                              136,764
     AIM V. I. Basic Value II                                                           767,651
     AIM V. I. Blue Chip II                                                              49,458
     AIM V. I. Capital Appreciation II                                                  258,353
     AIM V. I. Capital Development II                                                    37,197
     AIM V. I. Core Equity II                                                            12,185
     AIM V. I. Dent Demographics II                                                      13,348
     AIM V. I. Diversified Income II                                                     52,404
     AIM V. I. Global Utilities II (e)                                                   14,014
     AIM V. I. Government Securities II                                                 149,573
     AIM V. I. Growth II                                                                 15,164
     AIM V. I. High Yield II                                                            460,999
     AIM V. I. International Growth II                                                   55,967
     AIM V. I. Mid Cap Core Equity II                                                   921,146
     AIM V. I. Money Market II                                                          906,291

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the AIM Variable Insurance Funds Series II
   Sub-Accounts (continued):
     AIM V. I. New Technology II (f)                                            $         3,169
     AIM V. I. Premier Equity II                                                         80,983
     AIM V. I. Technology II (d) (f)                                                     18,337
     AIM V. I. Utilities II (d) (e)                                                     103,296

Investments in the AllianceBernstein Variable Product Series Fund
   Sub-Accounts:
     AllianceBernstein Growth (a)                                                       755,877
     AllianceBernstein Growth & Income (a)                                            1,469,954
     AllianceBernstein Premier Growth (a)                                               128,135
     AllianceBernstein Small Cap Value                                                  911,083

Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware VIP GP Small Cap Value                                                    392,930
     Delaware VIP GP Trend                                                              171,092

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                             7,866

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                           403,068

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Capital Appreciation                                                            42,479
     VIF Money Market                                                                   478,593

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                                     968,909
     VIP Equity-Income                                                                  424,824
     VIP Growth                                                                       1,015,189
     VIP Growth Opportunities                                                           182,388
     VIP High Income                                                                    564,684
     VIP Index 500                                                                    1,335,666
     VIP Investment Grade Bond                                                          661,082
     VIP Overseas                                                                       993,728

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Growth and Income Securities                                      $     6,530,520
     Franklin High Income (d)                                                           430,770
     Franklin Income Securities (d)                                                   3,563,843
     Franklin Large Cap Growth Securities (g)                                           653,426
     Franklin Small Cap Value Securities                                              2,406,397
     Franklin U.S. Government (d)                                                     2,017,735
     Mutual Shares Securities                                                         6,717,405
     Templeton Asset Strategy                                                            96,181
     Templeton Developing Markets Securities                                            884,960
     Templeton Foreign Securities                                                     2,470,059

Investments in the Lord Abbett Series Fund Sub-Accounts:
     All Value (g)                                                                      161,700
     Bond-Debenture (g)                                                                 451,042
     Growth and Income (g)                                                              307,386
     Growth Opportunities (g)                                                           233,584
     Mid-Cap Value (g)                                                                  475,325

Investments in the LSA Variable Series Trust Sub-Accounts:
     LSA Aggressive Growth (a) (h)                                                      441,275
     LSA Equity Growth (i)                                                              550,455
     LSA Mid Cap Value (j)                                                            1,411,486

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                                           387,188
     MFS High Income                                                                    518,720
     MFS Investors Trust                                                                238,787
     MFS New Discovery                                                                   89,467

Investments in Morgan Stanley Variable Investment Series Sub-Accounts:
     Aggressive Equity                                                                   80,702
     Dividend Growth (a)                                                              1,400,261
     Equity (a)                                                                         344,437
     European Growth (a)                                                                368,384
     Global Advantage                                                                     8,851
     Global Dividend Growth  (a)                                                      3,166,556
     High Yield (a)                                                                     240,440

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  For period beginning October 1, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Income Builder (a)                                                         $       185,040
     Information                                                                         58,774
     Limited Duration                                                                   450,988
     Money Market (a)                                                                15,184,042
     Pacific Growth (a) (k)                                                              73,750
     Quality Income Plus (a)                                                          1,477,337
     S&P 500 Index                                                                      651,675
     Strategist (a)                                                                     901,154
     Utilities (a)                                                                      451,873

Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares) (a)                                             358,355
     Dividend Growth (Class Y Shares) (a)                                             1,069,801
     Equity (Class Y Shares) (a)                                                        966,058
     European Growth (Class Y Shares) (a)                                               276,890
     Global Advantage (Class Y Shares) (a)                                               41,468
     Global Dividend Growth (Class Y Shares) (a)                                        704,659
     High Yield (Class Y Shares) (a)                                                    804,443
     Income Builder (Class Y Shares) (a)                                                728,957
     Information (Class Y Shares) (a)                                                    30,754
     Limited Duration (Class Y Shares) (a)                                            1,749,824
     Money Market (Class Y Shares) (a)                                                3,117,700
     Pacific Growth (Class Y Shares) (a) (k)                                             53,658
     Quality Income Plus (Class Y Shares) (a)                                         2,464,504
     S&P 500 Index (Class Y Shares) (a)                                               1,387,579
     Strategist (Class Y Shares) (a)                                                    562,080
     Utilities (Class Y Shares) (a)                                                     281,874

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                      166,778
     Oppenheimer Bond                                                                   533,389
     Oppenheimer Capital Appreciation                                                   614,826
     Oppenheimer Global Securities                                                      396,519
     Oppenheimer High Income                                                            442,286
     Oppenheimer Main Street                                                            444,119
     Oppenheimer Main Street Small Cap Growth                                           875,657
     Oppenheimer Strategic Bond                                                         383,515

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
     Oppenheimer Aggressive Growth (SC)                                         $     1,331,225
     Oppenheimer Balanced (SC) (l)                                                    3,741,355
     Oppenheimer Bond (SC) (g)                                                          311,612
     Oppenheimer Capital Appreciation (SC)                                            5,295,863
     Oppenheimer Global Securities (SC)                                               1,822,173
     Oppenheimer High Income (SC)                                                     5,422,091
     Oppenheimer Main Street (SC)                                                     8,170,131
     Oppenheimer Main Street Small Cap Growth (SC)                                    2,692,116
     Oppenheimer Strategic Bond (SC)                                                 10,575,153

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                                      959,063
     VT Capital Appreciation                                                            139,923
     VT Capital Opportunities                                                           137,893
     VT Discovery Growth                                                                 92,896
     VT Diversified Income                                                            1,528,774
     VT Equity Income                                                                   736,618
     VT The George Putnam Fund of Boston                                              3,371,546
     VT Global Asset Allocation                                                       4,315,773
     VT Global Equity                                                                   304,129
     VT Growth and Income (a)                                                         4,183,984
     VT Growth Opportunities                                                            231,953
     VT Health Sciences                                                                 650,229
     VT High Yield                                                                    3,071,117
     VT Income                                                                        4,257,086
     VT International Equity (a)                                                      4,285,565
     VT International Growth and Income                                                 399,643
     VT International New Opportunities                                                 120,250
     VT Investors                                                                       554,193
     VT Mid Cap Value                                                                   268,644
     VT Money Market                                                                 14,856,762
     VT New Opportunities                                                               589,321
     VT New Value                                                                     2,383,032
     VT OTC & Emerging Growth                                                           167,080
     VT Research                                                                        688,988
     VT Small Cap Value (a)                                                           1,329,955
     VT Utilities Growth and Income                                                     746,978
     VT Vista                                                                           976,482
     VT Voyager (a)                                                                   2,797,802

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(g)  For period beginning October 1, 2004 and ended December 31, 2004
(l)  Previously known as Oppenheimer Multiple Strategies (SC)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced                                                                   $            52
     Bond                                                                                 1,604
     Growth and Income                                                                       52
     International                                                                           41
     Money Market                                                                           104

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                                   8

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
     Van Kampen UIF Emerging Markets Equity (m)                                         437,836
     Van Kampen UIF Equity Growth (i) (n)                                             1,466,554
     Van Kampen UIF International Magnum (o)                                          2,719,012
     Van Kampen UIF Mid Cap Growth (p)                                                  430,771
     Van Kampen UIF U.S. Mid Cap Value (j) (q)                                        3,096,319
     Van Kampen UIF U.S. Real Estate (r)                                                518,384

Investments in The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II) (s)                              2,891,565
     Van Kampen UIF Emerging Markets Equity (Class II) (t)                              414,180
     Van Kampen UIF Equity and Income (Class II) (u)                                  2,088,400
     Van Kampen UIF Equity Growth (Class II) (v)                                        678,753
     Van Kampen UIF Global Franchise (Class II) (w)                                   2,364,054
     Van Kampen UIF Mid Cap Growth (Class II) (x)                                       772,075
     Van Kampen UIF Small Company Growth (Class II) (y)                                 798,029
     Van Kampen UIF U.S. Mid Cap Value (Class II) (z)                                 2,542,754
     Van Kampen UIF U.S. Real Estate (Class II) (aa)                                  4,800,406

(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(m)  Previously known as UIF Emerging Markets Equity
(n)  Previously known as UIF Equity Growth
(o)  Previously known as UIF International Magnum
(p)  Previously known as UIF Mid Cap Growth
(q)  Previously known as UIF Mid Cap Value
(r)  Previously known as UIF U.S. Real Estate
(s)  Previously known as UIF Emerging Markets Debt (Class II)
(t)  Previously known as UIF Emerging Markets Equity (Class II)
(u)  Previously known as UIF Equity and Income (Class II)
(v)  Previously known as UIF Equity Growth (Class II)
(w)  Previously known as UIF Global Franchise (Class II)
(x)  Previously known as UIF Mid Cap Growth (Class II)
(y)  Previously known as UIF Small Company Growth (Class II)
(z)  Previously known as UIF U.S. Mid Cap Value (Class II)
(aa) Previously known as UIF U.S. Real Estate (Class II)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock (a)                                                           $     2,218,249
     LIT Emerging Growth (a)                                                            209,733
     LIT Government                                                                     117,723
     LIT Money Market                                                                 1,745,968

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
     LIT Aggressive Growth (Class II) (h)                                             1,185,442
     LIT Comstock (Class II) (a)                                                      7,303,131
     LIT Emerging Growth (Class II) (a)                                               1,604,078
     LIT Growth and Income (Class II)                                                 5,286,999
     LIT Money Market (Class II)                                                      6,710,508

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                                     49,887
     Wells Fargo VT Equity Income                                                        52,555
     Wells Fargo VT Growth                                                              114,407
                                                                                ---------------

                                                                                    248,082,819
                                                                                ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
6.   FINANCIAL HIGHLIGHTS

     Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contract holders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

     ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

     *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

          Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

          The financial highlights have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account, and Allstate Life of New York Variable Annuity Account II.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                    Expense
                                       Units    Unit Fair Value   Net Assets   Investment        Ratio**           Total Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth
         2004                             422  $  8.53 - $ 10.79  $    3,688           0.00%   1.10%  -    1.70%    9.90% -   10.58%
         2003                             443     7.71 -    9.82       3,492           0.00    1.10   -    1.70    24.52  -   25.29
         2002                             460     6.16 -    7.88       2,894           0.00    1.10   -    1.70   -23.51  -  -21.16
         2001                             488     8.05 -   10.31       4,034           0.00    1.10   -    1.45   -27.13  -  -26.88

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Balanced
         2004                             965  $  8.57 -  $ 9.94  $    8,454           1.40%   1.10%  -    1.70%    5.69% -    6.34%
         2003                           1,008     8.06 -    9.41       8,305           2.00    1.10   -    1.70    14.39  -   15.09
         2002                             990     7.00 -    8.22       7,053           2.72    1.10   -    1.70   -18.01  -  -17.76
         2001                             829     8.54 -   10.85       7,177           2.44    1.10   -    1.45   -12.71  -  -12.40
      AIM V. I. Basic Value
         2004                             353    11.37 -   12.53       4,295           0.00    1.10   -    1.70     9.18  -    9.85
         2003                             276    10.42 -   11.41       3,098           0.04    1.10   -    1.70    31.36  -   32.17
         2002                             208     7.93 -    8.63       1,785           0.00    1.10   -    1.70   -23.00  -  -20.69
         2001 (ah)                         62    11.20 -   11.21         700           0.21    1.10   -    1.45    12.00  -   12.10
      AIM V. I. Blue Chip
         2004                           1,062     6.35 -    9.31       6,881           0.10    1.10   -    1.70     2.89  -    3.53
         2003                           1,088     6.13 -    9.05       6,731           0.00    1.10   -    1.70    23.02  -   23.78
         2002                           1,090     4.95 -    7.35       5,407           0.00    1.10   -    1.70   -26.97  -  -26.47
         2001                             992     6.74 -    6.78       6,713           0.02    1.10   -    1.45   -23.66  -  -23.39
      AIM V. I. Capital
        Appreciation
         2004                           1,142     7.31 -   10.19      10,014           0.00    1.10   -    1.70     4.81  -    5.46
         2003                           1,133     6.93 -    9.72       9,672           0.00    1.10   -    1.70    27.32  -   28.10
         2002                           1,123     5.41 -    7.64       7,711           0.00    1.10   -    1.70   -25.18  -  -23.64
         2001                           1,091     7.23 -   14.18      10,491           0.00    1.10   -    1.45   -24.39  -  -24.12
      AIM V. I. Capital
        Development
         2004                              76    12.31 -   12.53         967           0.00    1.10   -    1.70    13.54  -   14.24
         2003                              93    10.84 -   10.97       1,035           0.00    1.10   -    1.70    33.06  -   33.88
         2002                             101     8.15 -    8.19         837           0.00    1.10   -    1.70   -22.22  -  -18.50
         2001                             103    10.54 -   11.37       1,098           0.00    1.10   -    1.45    -9.42  -   -9.10
      AIM V. I. Core Equity
         2004                           1,182     7.69 -   11.05      12,643           0.95    1.10   -    1.70     7.12  -    7.78
         2003                           1,258     7.13 -   10.31      12,745           0.97    1.10   -    1.70    22.31  -   23.06
         2002                           1,313     5.80 -    8.43      11,066           0.31    1.10   -    1.70   -16.51  -  -15.67
         2001                           1,414     6.94 -   15.46      14,848           0.05    1.10   -    1.45   -23.95  -  -23.68
      AIM V. I. Dent
        Demographics
         2004                             289     5.21 -    9.73       1,512           0.00    1.10   -    1.70     6.41  -    7.07
         2003                             326     4.86 -    9.14       1,599           0.00    1.10   -    1.70    -8.59  -   35.97
         2002                             336     3.58 -    6.78       1,201           0.00    1.10   -    1.50   -32.94  -  -32.21
         2001                             380     5.29 -    5.33       2,019           0.00    1.10   -    1.45   -32.90  -  -32.66

(ah) For the period beginning October 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                       Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment           Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Diversified
        Income
         2004                             323  $ 11.02 - $ 11.46  $    3,899           5.49%   1.10% -     1.70%    3.25% -    3.89%
         2003                             352    10.68 -   11.04       4,154           6.53    1.10  -     1.70     7.38  -    8.05
         2002                             324     9.94 -   10.21       3,570           7.98    1.10  -     1.70    -0.58  -    1.18
         2001                             303    10.09 -   11.79       3,359           7.57    1.10  -     1.45     2.09  -    2.45
      AIM V. I. Global Utilities
         2004 (b)                           -       NA -      NA           -           6.74    0.00  -     0.00       NA  -      NA
         2003                             197     6.26 -    8.70       1,531           3.62    1.10  -     1.70    17.01  -   17.73
         2002                             215     5.32 -    7.44       1,430           2.84    1.10  -     1.70   -26.35  -  -25.63
         2001                             235     7.22 -   13.98       2,129           1.43    1.10  -     1.45   -28.97  -  -28.72
      AIM V. I. Government
        Securities
         2004                             566    10.66 -   12.48       7,098           3.49    1.10  -     1.70     0.82  -    1.44
         2003                             674    10.57 -   12.31       8,354           2.25    1.10  -     1.70    -0.65      -0.04
         2002                             739    10.64 -   12.31       9,278           2.40    1.10  -     1.70     6.39  -    8.40
         2001                             447    11.36 -   12.74       5,221           4.24    1.10  -     1.45     4.87  -    5.24
      AIM V. I. Growth
         2004                             905     5.17 -    9.46       6,361           0.00    1.10  -     1.70     6.39  -    7.04
         2003                             953     4.83 -    8.89       6,366           0.00    1.10  -     1.70    29.01  -   29.81
         2002                             988     3.72 -    6.89       5,183           0.00    1.10  -     1.70   -31.73  -  -31.06
         2001                           1,040     5.45 -   12.90       8,182           0.20    1.10  -     1.45   -34.84  -  -34.61
      AIM V. I. High Yield
         2004                             206     9.79 -   12.62       2,076           2.90    1.10  -     1.70     9.36  -   10.03
         2003                             225     8.90 -   11.54       2,038           9.02    1.10  -     1.70    25.86  -   26.64
         2002                             131     7.03 -    9.17         939           0.00    1.10  -     1.70    -8.29  -   -6.87
         2001                             104     7.44 -    7.55         791          17.67    1.10  -     1.45    -6.37  -   -6.04
      AIM V. I. International
        Growth
         2004                             566     8.01 -   13.10       5,726           0.65    1.10  -     1.70    21.90  -   22.65
         2003                             533     6.53 -   10.74       4,572           0.52    1.10  -     1.70    26.87  -   27.65
         2002                             538     5.12 -    8.47       3,736           0.60    1.10  -     1.70   -16.60  -  -15.32
         2001                             516     6.14 -   11.98       4,449           0.31    1.10  -     1.45   -24.64  -  -24.37

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Mid Cap Core
        Equity
         2004                             114  $ 12.70 - $ 14.17  $    1,557           0.17%   1.10%  -    1.70%   11.88% -   12.57%
         2003                              90    11.35 -   12.58       1,106           0.00    1.10   -    1.70    25.15  -   25.92
         2002                              58     9.07 -    9.99         579           0.00    1.10   -    1.70   -12.07  -   -9.29
         2001 (ah)                         10    11.36 -   11.37         119           0.27    1.10   -    1.45    13.57  -   13.67
      AIM V. I. Money Market
         2004                             233     9.73 -   10.66       2,517           0.62    1.10   -    1.70    -1.02  -   -0.41
         2003                             288     9.83 -   10.70       3,176           0.57    1.10   -    1.70    -1.66  -   -0.52
         2002                             418    10.76 -   12.20       4,670           1.19    1.10   -    1.45    -0.27  -    0.08
         2001                             460    10.75 -   12.23       5,166           3.29    1.10   -    1.45     2.12  -    2.48
      AIM V. I. New Technology
         2004 (c)                           -       NA -      NA           -           0.00    0.00   -    0.00       NA  -      NA
         2003                             150     8.47 -    8.61       1,282           0.00    1.10   -    1.70    49.80  -   50.72
         2002                             139     5.66 -    5.71         791           0.00    1.10   -    1.70   -45.73  -  -43.44
         2001                             154    10.45 -   10.52       1,617           2.00    1.10   -    1.45   -48.23  -  -48.05
      AIM V. I. Premier Equity
         2004                           2,011     6.79 -    8.92      17,815           0.44    1.10   -    1.70     3.97  -    4.62
         2003                           2,177     6.49 -    8.58      18,663           0.30    1.10   -    1.70    22.96  -   23.71
         2002                           2,301     5.24 -    6.98      16,199           0.31    1.10   -    1.70   -31.02  -  -30.22
         2001                           2,353     7.60 -   16.38      25,608           0.13    1.10   -    1.45   -13.83  -  -13.53
      AIM V. I. Technology
         2004 (c) (d)                      86    11.07 -   11.12         950           0.00    1.10   -    1.70    10.71  -   11.17
      AIM V. I. Utilities
         2004 (b) (d)                     152    12.21 -   12.26       1,856           0.00    1.10   -    1.70    22.09  -   22.59

Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts:
      AIM V. I. Aggressive
        Growth II
         2004                               2    10.92 -   11.05          27           0.00    1.30   -    1.70     9.57  -   10.02
         2003                               3     9.96 -   10.04          29           0.00    1.30   -    1.70    -0.38  -    0.39
         2002 (ai)                         <1     8.04 -    8.04           3           0.00    1.45   -    1.50   -19.64  -  -19.61

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(ah) For the period beginning October 1, 2001 and ended December 31, 2001
(ai) For the period beginning June 3, 2002 and ending December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Balanced II
         2004                              72  $  9.92 - $ 10.05  $      724           1.43%   1.30%  -    1.75%    5.37% -    5.85%
         2003                              64     9.42 -    9.50         604           3.28    1.30   -    1.75    -5.85  -   14.64
         2002 (ai)                          8     8.27 -    8.29          70           5.05    1.30   -    1.55   -17.34  -  -17.14
      AIM V. I. Basic Value II
         2004                             145    13.99 -   14.14       1,896           0.00    1.29   -    1.89     8.74  -    9.41
         2003                              96    12.87 -   12.92       1,113           0.00    1.29   -    1.89    28.70  -   29.22
         2002 (ai)                          9     7.63 -    7.66          71           0.00    1.30   -    1.70   -23.66  -  -23.35
      AIM V. I. Blue Chip II
         2004                              39     9.66 -    9.78         378           0.00    1.30   -    1.75     2.46  -    2.93
         2003                              37     9.42 -    9.51         350           0.00    1.30   -    1.75    -5.76  -   23.19
         2002 (ai)                          5     7.70 -    7.72          35           0.00    1.30   -    1.55   -23.00  -  -22.83
      AIM V. I. Capital
        Appreciation II
         2004                              58    12.75 -   12.88         698           0.00    1.29   -    1.89     4.32  -    4.96
         2003                              37    12.22 -   12.27         425           0.00    1.29   -    1.89    22.18  -   22.68
         2002 (ai)                          1     7.42 -    7.45           5           0.00    1.30   -    1.70   -25.80  -  -25.50
      AIM V. I. Capital
        Development II
         2004                               4    11.59 -   11.68          42           0.00    1.45   -    1.70    13.31  -   13.60
         2003                              <1    10.23 -   10.28           5           0.00    1.45   -    1.70     2.29  -   33.09
         2002 (ai)                         <1     7.72 -    7.73           3           0.00    1.45   -    1.50   -22.79  -  -22.75
      AIM V. I. Core Equity II
         2004                              11    10.79 -   10.92         122           0.84    1.30   -    1.70     6.83  -    7.26
         2003                              10    10.10 -   10.18         105           1.32    1.30   -    1.70     1.02  -   22.54
         2002 (ai)                          3     8.29 -    8.31          27           0.70    1.30   -    1.55   -17.10  -  -16.89
      AIM V. I. Dent
        Demographics II
         2004                               9     9.53 -    9.65          88           0.00    1.30   -    1.70     6.07  -    6.50
         2003                               9     8.99 -    9.06          77           0.00    1.30   -    1.70   -10.13  -   -9.39
         2002 (ai)                          1     6.67 -    6.68           9           0.00    1.45   -    1.55   -33.31  -  -33.24
      AIM V. I. Diversified
        Income II
         2004                              20    11.01 -   11.14         222           6.07    1.30   -    1.70     3.33  -   10.13
         2003                              18    10.69 -   10.78         193           9.75    1.30   -    1.75     6.90  -    7.60
         2002 (ai)                          5    10.00 -   10.02          48          14.54    1.30   -    1.55    -0.01  -    0.22

(ai) For the period beginning June 3, 2002 and ending December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V. I. Global Utilities II
         2004 (e)                           -  $    NA - $    NA  $        -           7.04%   1.30%  -    1.75%      NA% -      NA%
         2003                               9     9.16 -    9.23          85           5.53    1.30   -    1.75    -8.42  -   -7.70
         2002 (ai)                          3     7.85 -    7.85          22           7.06    1.50   -    1.50   -21.52  -  -21.52
      AIM V. I. Government
        Securities II
         2004                             118    10.71 -   10.84       1,274           1.63    1.30   -    1.70     0.53  -    0.94
         2003                             392    10.64 -   10.74       4,198           3.24    1.30   -    1.75    -0.39  -    6.44
         2002 (ai)                        170    10.74 -   10.78       1,825           2.51    1.30   -    1.70     7.39  -    7.83
      AIM V. I. Growth II
         2004                               9     9.23 -    9.36          86           0.00    1.30   -    1.75     6.11  -    6.60
         2003                              10     8.70 -    8.78          91           0.00    1.30   -    1.75   -12.97  -   29.18
         2002 (ai)                          1     6.77 -    6.80           8           0.00    1.30   -    1.70   -32.29  -  -32.01
      AIM V. I. High Yield II
         2004                              18    12.79 -   12.88         236           1.49    1.30   -    1.55     9.41  -    9.69
         2003                              54    11.64 -   11.74         636          13.10    1.30   -    1.75    16.43  -   17.45
         2002 (ai)                          1     9.28 -    9.29          11           0.00    1.45   -    1.55    -7.17  -   -7.08
      AIM V. I. International
        Growth II
         2004                              15    12.71 -   12.87         187           0.59    1.30   -    1.70    21.60  -   22.10
         2003                              10    10.45 -   10.54         103           0.58    1.30   -    1.70     4.52  -   26.93
         2002 (ai)                         <1     8.28 -    8.30           2           1.29    1.30   -    1.55   -17.19  -  -16.98
      AIM V. I. Mid Cap Core
        Equity II
         2004                              49    10.78 -   10.83         565           0.03    1.29   -    1.89     7.82  -    8.26
         2003                               9    10.90 -   10.99          99           0.00    1.30   -    1.70     9.02  -   25.41
         2002 (ai)                          1     8.74 -    8.76          11           0.00    1.30   -    1.55   -12.58  -  -12.36
      AIM V. I. Money
        Market II
         2004                              46     9.70 -    9.73         445           0.43    1.45   -    1.55    -1.12  -   -1.02
         2003                              57     9.78 -    9.86         563           0.49    1.30   -    1.70    -1.38  -   -1.38
         2002 (ai)                         24     9.92 -    9.94         239           0.27    1.45   -    1.70    -0.81  -   -0.56
      AIM V. I. New
        Technology II
         2004 (f)                           -       NA -      NA           -           0.00    1.30   -    1.70       NA  -      NA
         2003                               2     8.87 -    8.94          15           0.00    1.30   -    1.70   -11.30  -  -10.61
         2002 (ai)                         <1     5.95 -    5.95          <1           0.00    1.45   -    1.45   -40.48  -  -40.48

(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II
(ai) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V. I. Premier
        Equity II
         2004                              29  $ 12.15 - $ 12.27  $      279           0.37%   1.29%  -    1.89%    3.50% -   22.72%
         2003                              22     8.46 -   11.74         193           0.39    1.30   -    1.89   -15.42  -   17.37
         2002 (ai)                          1     6.84 -    6.85          10           0.75    1.45   -    1.70   -31.63  -  -31.45
      AIM V. I. Technology II
         2004 (d) (f)                       1    11.04 -   11.07          10           0.00    1.30   -    1.70    10.36  -   10.66
      AIM V. I. Utilities II
         2004 (d) (e)                       5    12.19 -   12.22          55           0.00    1.30   -    1.70    21.87  -   22.20

Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts:
      AllianceBernstein Growth
         2004                             203    13.97 -   14.11       1,876           0.00    1.29   -    1.89    12.37  -   13.05
         2003                             161    12.43 -   12.48       1,156           0.00    1.29   -    1.89    24.29  -   24.79
         2002                              59     4.34 -    6.46         277           0.00    1.35   -    1.48   -29.32  -  -29.23
         2001                              60     6.12 -    6.13         375           0.22    1.35   -    1.48   -24.78  -  -24.68
      AllianceBernstein
        Growth & Income
         2004                             586    13.38 -   13.52       6,846           0.72    1.29   -    1.89     9.12  -    9.79
         2003                             569    12.26 -   12.31       5,976           0.00    1.29   -    1.89    22.63  -   23.13
         2002                             432     7.31 -    7.81       3,376           0.57    1.35   -    1.58   -23.49  -  -23.31
         2001                             291    10.21 -   10.63       3,035           0.49    1.35   -    1.58    -1.20  -    2.08
      AllianceBernstein
        Premier Growth
         2004                              92    10.64 -   12.19         657           0.00    0.83   -    1.89     6.30  -    6.44
         2003                              97    11.46 -   11.51         619           0.00    1.29   -    1.89    14.64  -   15.11
         2002                             113     4.37 -    4.94         535           0.00    1.35   -    1.58   -31.93  -  -31.77
         2001                             123     6.41 -    7.26         797           0.00    1.35   -    1.58   -27.38  -  -18.51
      AllianceBernstein
        Small Cap Value
         2004                             136    15.87 -   16.03       2,169           0.07    1.29   -    1.89    16.82  -   17.54
         2003 (ac)                         82    13.59 -   13.64       1,116           0.00    1.29   -    1.89    35.86  -   36.42

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ai) For the period beginning June 3, 2002 and ending December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                       Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment           Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Delaware
   Group Premium Fund, Inc.
   Sub-Accounts:
      Delaware VIP GP Small
        Cap Value
         2004                             162  $ 20.07 - $ 20.07  $    3,251           0.19%   1.25%  -    1.25%   19.96% -   19.96%
         2003                             158    16.73 -   16.73       2,636           0.36    1.25   -    1.25    40.21  -   40.21
         2002                             133    11.93 -   11.93       1,589           1.36    1.25   -    1.25    -6.78  -   -6.78
         2001                              46    12.80 -   12.80         583           0.55    1.25   -    1.25    10.43  -   10.43
      Delaware VIP GP Trend
         2004                             115     9.08 -    9.08       1,043           0.00    1.25   -    1.25    11.20  -   11.20
         2003                             113     8.17 -    8.17         921           0.00    1.25   -    1.25    33.41  -   33.41
         2002                              80     6.12 -    6.12         490           0.00    1.25   -    1.25   -20.94  -  -20.94
         2001                              24     7.75 -    7.75         187           0.00    1.25   -    1.25   -16.40  -  -16.40

Investments in the Dreyfus
   Socially Responsible Growth
   Fund, Inc. Sub-Account:
      Dreyfus Socially
        Responsible
        Growth Fund
         2004                              40     6.48 -    6.48         256           0.39    1.25   -    1.25     4.88  -    4.88
         2003                              42     6.17 -    6.17         258           0.12    1.25   -    1.25    24.43  -   24.43
         2002                              40     4.96 -    4.96         197           0.24    1.25   -    1.25   -29.84  -  -29.84
         2001                              33     7.07 -    7.07         233           0.09    1.25   -    1.25   -23.55  -  -23.55

Investmens in the Dreyfus
   Stock Index Fund
   Sub-Account:
      Dreyfus Stock Index
        Fund
         2004                             678     8.66 -    8.66       5,872           1.77    1.25   -    1.25     9.26  -    9.26
         2003                             704     7.93 -    7.93       5,581           1.49    1.25   -    1.25    26.76  -   26.76
         2002                             611     6.25 -    6.25       3,824           1.61    1.25   -    1.25   -23.33  -  -23.33
         2001                             185     8.16 -    8.16       1,512           1.24    1.25   -    1.25   -13.28  -  -13.28

Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
      VIF Capital Appreciation
         2004                              93     9.08 -    9.08         848           1.66    1.25   -    1.25     3.73  -    3.73
         2003                              97     8.75 -    8.75         852           1.51    1.25   -    1.25    19.66  -   19.66
         2002                              80     7.31 -    7.31         585           1.71    1.25   -    1.25   -17.76  -  -17.76
         2001                              28     8.89 -    8.89         248           1.52    1.25   -    1.25   -10.45  -  -10.45

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                       Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment           Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts (continued):
      VIF Growth & Income
         2004                               -  $     - - $     -  $        -           0.00%   0.00%  -    0.00%    0.00% -    0.00%
         2003                               -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2002                              <1     6.53 -    6.53          <1           2.56    1.25   -    1.25   -34.71  -  -34.71
         2001 (aj)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
      VIF Money Market
         2004                             330     9.91 -    9.91       3,268           0.79    1.25   -    1.25    -0.46  -   -0.46
         2003                             398     9.96 -    9.96       3,966           0.90    1.25   -    1.25    -0.43  -   -0.43
         2002                              <1    10.43 -   10.43          <1           0.00    1.25   -    1.25     4.27  -    4.27
         2001 (aj)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
      VIP Contrafund
         2004                             342    10.54 -   11.16       3,692           0.30    1.25   -    1.25    14.03  -   14.03
         2003                             290     9.24 -    9.79       2,762           0.39    1.25   -    1.25    26.86  -   26.86
         2002                             229     7.29 -    7.72       1,722           0.48    1.25   -    1.25   -10.48  -  -10.48
         2001                              86     8.14 -    8.62         730           0.30    1.25   -    1.25   -13.35  -  -13.35
      VIP Equity-Income
         2004                             427    11.79 -   11.79       5,039           1.49    1.25   -    1.25    10.14  -   10.14
         2003                             427    10.71 -   10.71       4,574           1.54    1.25   -    1.25    28.70  -   28.70
         2002                             343     8.32 -    8.32       2,857           0.91    1.25   -    1.25   -17.99  -  -17.99
         2001                              98    10.14 -   10.14         998           0.24    1.25   -    1.25    -6.15  -   -6.15
      VIP Growth
         2004                             642     6.41 -    7.06       4,302           0.25    1.25   -    1.25     2.09  -    2.09
         2003                             550     6.28 -    6.91       3,638           0.24    1.25   -    1.25    31.19  -   31.19
         2002                             480     4.79 -    5.27       2,430           0.17    1.25   -    1.25   -30.98  -  -30.98
         2001                             202     6.93 -    7.63       1,480           0.03    1.25   -    1.25   -18.69  -  -18.69
      VIP Growth Opportunities
         2004                              75     8.28 -    8.28         623           0.49    1.25   -    1.25     5.85  -    5.85
         2003                              63     7.82 -    7.82         495           0.63    1.25   -    1.25    28.25  -   28.25
         2002                              49     6.10 -    6.10         300           0.78    1.25   -    1.25   -22.82  -  -22.82
         2001                              23     7.90 -    7.90         185           0.13    1.25   -    1.25   -15.50  -  -15.50
      VIP High Income
         2004                             103    10.17 -   10.17       1,050           7.93    1.25   -    1.25     8.22  -    8.22
         2003                              63     9.39 -    9.39         595           5.70    1.25   -    1.25    25.68  -   25.68
         2002                              43     7.47 -    7.47         322           6.67    1.25   -    1.25     2.15  -    2.15
         2001                              21     7.32 -    7.32         151           0.05    1.25   -    1.25   -12.84  -  -12.84

(aj) Although available in 2001, there was no activity until 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Index 500
         2004                             405  $  8.35 - $  8.35  $    3,377           1.01%   1.25%  -    1.25%    9.23% -    9.23%
         2003                             268     7.64 -    7.64       2,044           1.24    1.25   -    1.25    26.81  -   26.81
         2002                             215     6.02 -    6.02       1,298           0.69    1.25   -    1.25   -23.22  -  -23.22
         2001 (ak)                         68     7.85 -    7.85         530           0.07    1.25   -    1.25   -21.53  -  -21.53
      VIP Investment Grade
        Bond
         2004                             196    13.05 -   13.05       2,555           4.09    1.25   -    1.25     3.15  -    3.15
         2003                             203    12.65 -   12.65       2,565           3.24    1.25   -    1.25     3.89  -    3.89
         2002                             144    12.18 -   12.18       1,750           1.43    1.25   -    1.25     8.96  -    8.96
         2001                              27    11.18 -   11.18         298           0.05    1.25   -    1.25     7.10  -    7.10
      VIP Overseas
         2004                             139     8.73 -    9.07       1,246           1.09    1.25   -    1.25    12.22  -   12.22
         2003                             127     7.78 -    8.08       1,015           0.71    1.25   -    1.25    41.58  -   41.58
         2002                             121     5.50 -    5.71         683           0.55    1.25   -    1.25   -21.28  -  -21.28
         2001                              55     6.98 -    7.25         390           1.29    1.25   -    1.25   -22.16  -  -22.16

Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
      Franklin Growth and
        Income Securities
         2004                             571    14.49 -   14.71       8,356           2.42    1.29   -    1.99    44.87  -   47.13
         2003 (ad)                        143    13.38 -   13.48       1,920           0.09    1.29   -    1.89    33.80  -   34.75
      Franklin High Income
         2004 (d)                          37    10.67 -   10.72         399           3.01    1.29   -    1.89     6.74  -    7.17
      Franklin Income Securities
         2004 (d)                         316    11.21 -   11.26       3,553           0.13    1.29   -    1.99    12.10  -   12.63
      Franklin Large Cap
        Growth Securities
         2004 (g)                          60    10.52 -   10.53         630           0.00    1.29   -    1.79     5.20  -    5.33
      Franklin Small Cap
        Value Securities
         2004                             200    17.62 -   17.90       3,570           0.16    1.29   -    1.99    21.29  -   22.15
         2003 (ad)                         65    14.53 -   14.65         954           0.01    1.29   -    1.99    45.31  -   46.53

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  For period beginning October 1, 2004 and ended December 31, 2004
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ak) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Franklin US Government
         2004 (d)                         183  $ 10.22 - $ 10.27  $    1,880           0.39%   1.29%  -    1.99%    2.25% -    2.74%
      Mutual Shares Securities
         2004                             630    10.97 -   13.97       8,795           0.65    1.29   -    1.99     9.74  -   10.39
         2003                             141    12.66 -   12.77       1,795           0.06    1.29   -    1.99    26.59  -   27.65
         2002                              <1     8.99 -    8.99          <1           0.00    1.35   -    1.35   -10.07  -  -10.07
         2001 (aj)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
      Templeton Asset Strategy
         2004                              38    13.06 -   13.06         498           2.59    1.25   -    1.25    14.27  -   14.27
         2003                              37    11.42 -   11.42         425           2.57    1.25   -    1.25    30.31  -   30.31
         2002                              26     8.77 -    8.77         227           2.19    1.25   -    1.25    -5.58  -   -5.58
         2001                              14     9.29 -    9.29         129           0.66    1.25   -    1.25   -11.08  -  -11.08
      Templeton Developing
        Markets Securities
         2004                              56    20.58 -   20.90       1,167           1.73    1.29   -    1.99    22.23  -   23.10
         2003 (ad)                         14    16.84 -   16.98         237           0.13    1.29   -    1.99    68.38  -   69.79
      Templeton Foreign
        Securities
         2004                             326    10.73 -   15.76       4,396           0.92    1.25   -    1.99    16.17  -   17.05
         2003                             168     9.16 -   13.57       1,746           1.25    1.25   -    1.99    30.56  -   35.69
         2002                             110     7.02 -    7.02         773           1.54    1.25   -    1.25   -19.58  -  -19.58
         2001                              45     8.73 -    8.73         393           2.23    1.25   -    1.25   -17.05  -  -17.05

Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Account:
      VIT CORE Small Cap
        Equity
         2004                               -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2003                               -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2002                              <1     8.30 -    8.30          <1           0.00    1.25   -    1.25   -17.05  -  -17.05
         2001 (aj)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Although available in 2001, there was no activity until 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts:
      HSBC VI Cash
        Management
         2003 (ae)                          -  $ 10.24 - $ 10.24  $        -           0.20%   1.25%  -    1.25%    0.31% -    0.31%
         2002                             292    10.28 -   10.28       2,998           0.78    1.25   -    1.25    -0.44  -   -0.44
         2001                             105    10.32 -   10.32       1,085           2.45    1.25   -    1.25     1.30  -    1.30
      HSBC VI Fixed Income
         2003 (ae)                          -    11.46 -   11.46          11           1.48    1.25   -    1.25     0.32  -    0.32
         2002                             149    11.43 -   11.43       1,707           3.01    1.25   -    1.25     8.56  -    8.56
         2001                              51    10.53 -   10.53         539           2.64    1.25   -    1.25     3.09  -    3.09
      HSBC VI Growth
        & Income
         2003 (ae)                          -     6.54 -    6.54           -           0.42    1.25   -    1.25     6.00  -    6.00
         2002                             281     6.17 -    6.17       1,734           0.29    1.25   -    1.25   -25.86  -  -25.86
         2001                             183     8.33 -    8.33       1,523           0.45    1.25   -    1.25   -18.16  -  -18.16

Investments in the Lord Abbett
   Series Fund Sub-Accounts:
      All Value
         2004 (g)                          13    10.90     10.92         146           0.55    1.29   -    1.89     9.04  -    9.20
      Bond-Debenture
         2004 (g)                          39    10.36     10.37         403           8.77    1.29   -    1.79     3.57  -    3.70
      Growth and Income
         2004 (g)                          29    10.89     10.90         311           1.42    1.29   -    1.89     8.88  -    9.04
      Growth Opportunities
         2004 (g)                          20    11.14     11.15         219           0.00    1.29   -    1.79    11.39  -   11.53
      Mid-Cap Value
         2004 (g)                          41    11.12     11.14         457           0.32    1.29   -    1.89    11.19  -   11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive
        Growth
         2004 (h)                           -       NA -      NA           -           0.00    0.00   -    0.00       NA  -      NA
         2003                              42    12.97 -   13.06         541           0.00    1.29   -    1.89    29.69  -   30.61
         2002 (al)                          3     7.30 -    7.30          25           0.00    1.35   -    1.48   -27.05  -  -26.99

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ae) For the period beginning January 1, 2003 and ended April 30, 2003
(al) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Equity Growth
         2004 (i)                           -  $    NA - $    NA  $        -           0.00%    0.00%  -   0.00%      NA% -      NA%
         2003 (ad)                         35    12.13 -   12.21         421           0.00     1.29   -   1.89    21.28  -   22.15
      LSA Mid Cap Value
         2004 (j)                           -       NA -      NA           -           0.14     0.00   -   0.00       NA  -      NA
         2003 (ad)                         59    15.10 -   15.23         893           0.14     1.29   -   1.99    50.99  -   52.26

Investments in the MFS
   Variable Insurance Trust
    Sub-Accounts:
      MFS Bond
         2004                             110    13.56 -   13.56       1,495           5.82     1.25   -   1.25     4.74  -    4.74
         2003                             122    12.95 -   12.95       1,578           5.88     1.25   -   1.25     7.97  -    7.97
         2002                             101    11.99 -   11.99       1,209           5.69     1.25   -   1.25     7.56  -    7.56
         2001 (ak)                         18    11.15 -   11.15         204           0.91     1.25   -   1.25    11.50  -   11.50
      MFS Emerging Growth
         2004                               -        - -       -           -           0.00     0.00   -   0.00     0.00  -    0.00
         2003                               -        - -       -           -           0.00     0.00   -   0.00     0.00  -    0.00
         2002                              <1     3.48 -    3.48          <1           0.00     1.25   -   1.25   -65.19  -  -65.19
         2001 (aj)                          -        - -       -           -           0.00     0.00   -   0.00     0.00  -    0.00
      MFS High Income
         2004                              50    11.82 -   11.82         586           2.79     1.25   -   1.25     7.79  -    7.79
         2003                              15    10.97 -   10.97         168           4.45     1.25   -   1.25    16.48  -   16.48
         2002                              10     9.42 -    9.42          92           7.80     1.25   -   1.25     1.28  -    1.28
         2001                              10     9.30 -    9.30          96           1.80     1.25   -   1.25     0.79  -    0.79
      MFS Investors Trust
         2004                             114     8.36 -    8.36         955           0.60     1.25   -   1.25     9.96  -    9.96
         2003                              88     7.60 -    7.60         667           0.61     1.25   -   1.25    20.62  -   20.62
         2002                              74     6.30 -    6.30         463           0.55     1.25   -   1.25   -21.95  -  -21.95
         2001                              28     8.08 -    8.08         223           0.05     1.25   -   1.25   -19.22  -  -19.22
      MFS New Discovery
         2004                              86     7.82 -    7.82         674           0.00     1.25   -   1.25     5.19  -    5.19
         2003                              78     7.43 -    7.43         579           0.00     1.25   -   1.25    32.05  -   32.05
         2002                              66     5.63 -    5.63         372           0.00     1.25   -   1.25   -43.72  -  -32.49
         2001                              19     8.34 -    8.34         161           0.00     1.25   -   1.25    -6.22  -   -6.22

(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Although available in 2001, there was no activity until 2002
(ak) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                       Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment           Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan Stanley
   Variable Investment Series
   Sub-Acconts:
      Aggressive Equity
         2004                             168  $ 10.38 - $ 11.39  $    1,750           0.01%   0.83%  -    1.48%   11.06% -   11.78%
         2003                             177     9.35 -   10.19       1,660           0.01    0.83   -    1.48    24.21  -   25.02
         2002                             203     7.53 -    8.15       1,534           0.31    0.83   -    1.48   -23.74  -  -18.50
         2001                             249     9.87 -    9.91       2,465           0.34    1.35   -    1.48   -29.52  -  -29.43
      Capital Growth
         2002 (am)                          -      N/A -     N/A           -           0.49    1.00   -    1.48      N/A  -     N/A
         2001                             266    22.57 -   22.75       6,044           0.56    1.00   -    1.48   -27.40  -  -27.30
      Dividend Growth
         2004                             946    32.66 -   37.10      35,254           1.58    1.00   -    1.48     6.87  -    7.38
         2003                           1,102    34.72 -   35.09      38,402           1.84    1.35   -    1.48    26.01  -   26.17
         2002                           1,304    27.55 -   27.81      36,025           1.99    1.35   -    1.48   -19.22  -  -19.11
         2001                           1,588    34.11 -   34.38      54,168           1.85    1.35   -    1.48    -6.60  -   -6.48
      Equity
         2004                             419    10.99 -   49.84      21,143           0.41    0.83   -    1.48     9.51  -   10.23
         2003                             503     9.97 -   45.51      23,231           0.37    0.83   -    1.48    21.00  -   21.79
         2002                             611     8.18 -   37.61      23,276           0.34    0.83   -    1.48   -22.37  -  -18.15
         2001                             797    48.45 -   48.84      39,093           0.49    1.35   -    1.48   -27.95  -  -27.86
      European Growth
         2004                             264    35.87 -   38.11       9,568           1.12    1.00   -    1.48    11.08  -   11.61
         2003                             303    32.30 -   32.64       9,877           0.88    1.35   -    1.48    27.14  -   27.30
         2002                             371    25.40 -   25.64       9,495           1.36    1.35   -    1.48   -22.52  -  -22.41
         2001                             482    32.78 -   33.05      15,918           1.16    1.35   -    1.48   -18.97  -  -18.87
      Global Advantage
         2004                             129     8.35 -   11.82       1,084           0.42    0.83   -    1.48    10.89  -   18.15
         2003                             144     7.53 -    7.59       1,089           0.96    1.35   -    1.48    29.19  -   29.36
         2002                             199     5.83 -    5.87       1,159           0.82    1.35   -    1.48   -21.98  -  -21.88
         2001                             274     7.47 -    7.51       2,054           0.62    1.35   -    1.48   -24.46  -  -24.36
      Global Dividend Growth
         2004                             476    21.55 -   22.65      10,361           1.49    1.00   -    1.48    13.24  -   13.79
         2003                             625    10.77 -   19.03      11,354           1.86    0.70   -    1.48     7.69  -   30.13
         2002                             645    14.62 -   14.76       9,510           1.76    1.35   -    1.48   -13.80  -  -13.69
         2001                             826    16.96 -   17.10      14,107           2.70    1.35   -    1.48    -7.63  -   -7.51

(am) On August 31, 2002 Capital Growth merged into Money Market; the investment income and the expense ratios are calculated for the period January 1, 2002 through August 31, 2002.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      High Yield
         2004                             113  $ 12.69 - $ 12.97  $    1,496           7.33%   0.83%  -    1.48%    8.23% -   26.88%
         2003                             127    11.99 -   12.12       1,547           9.89    1.35   -    1.48    25.85  -   26.02
         2002                             149     9.52 -    9.61       1,439          18.29    1.35   -    1.48    -8.50  -   -8.38
         2001                             189    10.41 -   10.49       1,982          18.54    1.35   -    1.48   -34.73  -  -34.64
      Income Builder
         2004                             131    11.83 -   15.26       2,006           3.66    0.83   -    1.48     9.33  -   10.04
         2003                             142    10.75 -   13.96       1,993           3.02    0.83   -    1.48    19.06  -   19.84
         2002                             166     8.97 -   11.72       1,955           4.52    0.83   -    1.48   -10.26  -   -9.00
         2001                             175    12.88 -   12.96       2,260           4.62    1.35   -    1.48     0.79  -    0.92
      Information
         2004                              82     4.75 -    4.77         390           0.00    1.35   -    1.48     2.02  -    2.15
         2003                              97     4.65 -    4.67         454           0.00    1.35   -    1.48    58.71  -   58.92
         2002                              14     2.93 -    2.94          40           1.15    1.35   -    1.48   -43.92  -  -43.85
         2001                              17     5.23 -    5.24          88           0.18    1.35   -    1.48   -43.72  -  -43.65
      Limited Duration
         2004                             189    10.43 -   11.38       2,155           4.08    0.83   -    1.48    -0.07  -    0.58
         2003                             220    10.37 -   11.39       2,515           4.01    0.83   -    1.48     0.73  -    1.38
         2002                             305    10.23 -   11.31       3,457           3.19    0.83   -    1.48     2.26  -    2.53
         2001                              91    11.03 -   11.07       1,008           3.77    1.35   -    1.48     5.15  -    5.29
      Money Market
         2004                             516    14.10 -   23.01       7,420           0.82    1.00   -    1.48    -0.61  -   -0.14
         2003 (an)                        774    14.18 -   14.33      11,176           0.63    1.35   -    1.48    -0.81  -   -0.68
         2002                           2,133    10.03 -   14.30      27,246           1.19    0.70   -    1.48    -0.15  -    0.31
         2001                           1,177    14.32 -   14.44      17,061           4.14    1.35   -    1.48     2.37  -    2.50
      Pacific Growth
         2004 (k)                           -       NA -      NA           -           0.00    0.00   -    0.00       NA  -      NA
         2003                             260     3.97 -    4.02       1,043           0.00    1.35   -    1.48    27.74  -   27.91
         2002                             324     3.11 -    3.14       1,018           0.00    1.35   -    1.48   -24.00  -  -23.90
         2001                             446     4.09 -    4.13       1,839           1.41    1.35   -    1.48   -28.50  -  -28.41
      Quality Income Plus
         2004                             710    11.71 -   24.64      17,737           5.51    0.83   -    1.48     3.68  -    4.36
         2003                             872    11.22 -   23.76      20,978           5.65    0.83   -    1.48     6.85  -   12.21
         2002                           1,062    22.24 -   22.45      23,878           6.10    1.35   -    1.48     3.96  -    4.10
         2001                           1,179    21.39 -   21.56      25,486           5.95    1.35   -    1.48     7.95  -    8.09

(k)  For period beginning January 1, 2004 and ended April 30, 2004
(an) On August 31, 2002 Capital Growth merged into Money Market

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      S&P 500 Index
         2004                             591  $ 10.66 - $ 10.75  $    6,320           0.98%   1.35%  -    1.48%    8.97% -    9.11%
         2003                             647     9.78 -    9.86       6,349           1.01    1.35   -    1.48    25.98  -   26.14
         2002                             662     7.77 -    7.81       5,148           1.01    1.35   -    1.48   -23.63  -  -23.53
         2001                             745    10.17 -   10.22       7,591           0.92    1.35   -    1.48   -13.53  -  -13.42
      Strategist
         2004                             528    32.97 -   41.28      17,602           1.86    1.00   -    1.48     8.75  -    9.28
         2003                             645    30.31 -   30.64      19,757           1.64    1.35   -    1.48    24.39  -   25.55
         2002                             763    24.37 -   24.60      18,775           1.52    1.35   -    1.48   -11.21  -  -11.10
         2001                             956    27.45 -   27.67      26,487           2.49    1.35   -    1.48   -11.51  -  -11.39
      Utilities
         2004                             375    25.37 -   26.69       9,599           2.47    1.00   -    1.48    18.89  -   19.46
         2003                             441    21.34 -   21.57       9,493           2.88    1.35   -    1.48    15.62  -   15.77
         2002                             532    18.45 -   18.63       9,881           2.83    1.35   -    1.48   -24.00  -  -23.90
         2001                             703    24.28 -   24.48      17,176           2.25    1.35   -    1.48   -26.84  -  -26.75

Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
        (Class Y Shares)
         2004                             143    13.45 -   13.58       1,671           0.00    1.29   -    1.89    10.35  -   11.02
         2003                             142    12.18 -   12.23       1,436           0.00    1.29   -    1.89    21.84  -   22.34
         2002                              49     4.87 -    7.00         344           0.07    1.35   -    1.58   -24.05  -  -23.87
         2001                              14     6.41 -    9.20         119           0.12    1.35   -    1.58   -29.74  -   -8.01
      Capital Growth
        (Class Y Shares)
         2002 (ao)                          -      N/A -     N/A           -           0.32    1.35   -    1.58      N/A  -     N/A
         2001                              17     6.99 -    8.84         141           0.13    1.35   -    1.58   -27.65  -  -11.62
      Dividend Growth
        (Class Y Shares)
         2004                             392    12.96 -   13.10       4,357           1.43    1.29   -    1.89     6.17  -    6.81
         2003                             357    12.21 -   12.26       3,611           1.16    1.29   -    1.89    22.10  -   22.60
         2002                             253     7.52 -    8.23       1,925           2.26    1.35   -    1.58   -19.52  -  -19.33
         2001                             150     9.32 -   10.23       1,407           1.40    1.35   -    1.58    -6.75  -    2.32

(ao) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
      Equity
        (Class Y Shares)
         2004                             244  $ 12.87 - $ 13.01  $    2,612           0.25%   1.29%  -    1.89%    8.77% -   30.05%
         2003                             184    11.84 -   11.87       1,645           0.05    1.49   -    1.89    18.36  -   18.68
         2002                             146     5.04 -    7.15         982           0.22    1.35   -    1.58   -22.68  -  -22.50
         2001                              64     6.52 -    9.23         504           0.05    1.35   -    1.58   -28.22  -   -7.68
      European Growth
        (Class Y Shares)
         2004                              88    13.95 -   14.09       1,035           1.05    1.29   -    1.89    10.35  -   11.03
         2003                              76    12.64 -   12.69         793           0.00    1.29   -    1.89    26.39  -   26.90
         2002                              52     6.59 -    7.41         382          11.84    1.35   -    1.58   -22.76  -  -22.58
         2001                              33     8.53 -    9.57         317           0.61    1.35   -    1.58   -19.21  -   -4.31
      Global Advantage
        (Class Y Shares)
         2004                              14    13.83 -   13.97         167           0.31    1.29   -    1.89    10.16  -   10.84
         2003                              10    12.55 -   12.60         114           0.00    1.29   -    1.89    25.51  -   26.03
         2002                               3     5.30 -    7.01          21           0.86    1.35   -    1.58   -22.18  -  -22.00
         2001                               2     6.82 -    8.99          14           0.07    1.35   -    1.58   -31.85  -  -10.11
      Global Dividend Growth
        (Class Y Shares)
         2004                             122    14.53 -   14.68       1,639           1.39    1.29   -    1.89    12.49  -   13.17
         2003                              72    12.92 -   12.97         837           0.00    1.29   -    1.89    29.18  -   29.71
         2002                              44     8.35 -    8.47         366           1.88    1.35   -    1.58   -16.47  -  -14.09
         2001                              14     9.86 -    9.87         134           0.52    1.45   -    1.58    -1.41  -   -1.26
      High Yield
        (Class Y Shares)
         2004                             217    12.13 -   12.25       2,124           7.55    1.29   -    1.89     7.49  -    8.15
         2003                             183    11.29 -   11.33       1,541           3.47    1.29   -    1.89    12.85  -   13.31
         2002                              12     7.05 -    7.06          78          20.93    1.35   -    1.48    -8.72  -   -8.60
         2001                               8     7.72 -    7.73          55           6.73    1.35   -    1.48   -22.76  -  -22.71
      Income Builder
        (Class Y Shares)
         2004                             173    12.62 -   12.75       2,019           3.81    1.29   -    1.89     8.63  -    9.29
         2003                             168    11.62 -   11.67       1,771           2.36    1.29   -    1.89    16.18  -   16.66
         2002                              60     8.75 -    9.43         522           3.75    1.35   -    1.58    -9.19  -   -5.68
         2001                               5     9.63 -    9.64          49           2.84    1.35   -    1.48    -3.66  -   -3.59

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
      Information
        (Class Y Shares)
         2004                              12  $ 15.11 - $ 15.27  $      151           0.00%   1.29%  -    1.89%    1.40% -    2.02%
         2003                              14    14.90 -   14.96         156           0.00    1.29   -    1.89    49.04  -   49.65
         2002                               3     5.00 -    5.00          15           1.25    1.48   -    1.48   -44.12  -  -44.12
         2001                               8     8.94 -    8.94          75           0.00    1.48   -    1.48   -10.60  -  -10.60
      Limited Duration
        (Class Y Shares)
         2004                             542     9.90 -   10.00       5,599           3.93    1.29   -    1.89    -0.74  -   -0.13
         2003                             473     9.98 -   10.02       4,962           1.65    1.29   -    1.89    -0.23  -    0.18
         2002                             169    10.54 -   10.82       1,786           2.12    1.35   -    1.58     2.18  -    2.41
         2001                             257    10.29 -   10.59       2,716           1.29    1.35   -    1.58     2.94  -    5.93
      Money Market
        (Class Y Shares)
         2004                             400     9.77 -    9.87       3,933           0.62    1.29   -    1.89    -1.29  -   -0.68
         2003                             283     9.90 -    9.94       2,812           0.19    1.29   -    1.89    -1.04  -   -0.64
         2002 (ao)                        208    10.04 -   10.25       2,093           1.03    1.35   -    1.58    -0.50  -   -0.27
         2001                             847    10.07 -   10.30       8,736           0.76    1.35   -    1.58     0.68  -    3.02
      Pacific Growth
        (Class Y Shares)
         2004 (k)                           -       NA -      NA           -           0.00    0.00   -    0.00       NA  -      NA
         2003                              17    13.89 -   13.94         187           0.00    1.29   -    1.89    38.87  -   39.43
         2002                               4     4.54 -    6.15          24           0.00    1.48   -    1.58   -24.76  -  -24.68
         2001                               2     6.03 -    6.04          17          13.90    1.45   -    1.58   -39.72  -  -39.62
      Quality Income Plus
        (Class Y Shares)
         2004                             526    10.59 -   10.69       6,012           5.63    1.29   -    1.89     3.09  -    3.72
         2003                             368    10.27 -   10.31       4,209           2.57    1.29   -    1.89     2.69  -    3.11
         2002                             286    10.84 -   11.61       3,107           5.95    1.35   -    1.58     3.61  -    3.85
         2001                             115    10.44 -   11.21       1,210           4.18    1.35   -    1.58     4.36  -   12.07
      S&P 500 Index
        (Class Y Shares)
         2004                             457    13.05 -   13.19       5,061           0.77    1.29   -    1.89     8.21  -    8.87
         2003                             387    12.06 -   12.11       3,775           0.00    1.29   -    1.89    20.65  -   21.14
         2002                             150     6.16 -    7.22       1,066           0.87    1.35   -    1.58   -23.88  -  -23.71
         2001                              65     8.10 -    9.46         594           0.02    1.35   -    1.58   -19.05  -   -5.38

(k)  For period beginning January 1, 2004 and ended April 30, 2004
(ao) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
      Strategist
        (Class Y Shares)
         2004                             279  $ 12.95 - $ 13.08  $    3,201           1.74%   1.29%  -    1.89%    8.04% -    8.70%
         2003                             255    11.99 -   12.03       2,659           0.78    1.29   -    1.89    19.85  -   20.34
         2002                             225     7.62 -    8.47       1,863           1.47    1.35   -    1.58   -11.53  -  -11.32
         2001                             116     8.61 -    9.55       1,097           1.04    1.35   -    1.58   -11.81  -   -4.53
      Utilities
        (Class Y Shares)
         2004                              95    13.52 -   13.66         938           2.26    1.29   -    1.89    18.01  -   18.73
         2003                              84    11.46 -   11.51         639           1.69    1.29   -    1.89    14.58  -   15.05
         2002                              80     5.32 -    6.31         497           2.95    1.35   -    1.58   -24.29  -  -24.11
         2001                              65     7.02 -    8.32         534           0.56    1.35   -    1.58   -27.15  -  -16.79

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts:
      Oppenheimer Aggressive
        Growth
         2004                             294     6.50 -    6.50       1,912           0.00    1.25   -    1.25    18.28  -   18.28
         2003                             302     5.50 -    5.50       1,660           0.00    1.25   -    1.25    24.02  -   24.02
         2002                             290     3.29 -    4.43       1,284           0.57    1.25   -    1.25   -67.05  -  -28.69
         2001                             137     6.22 -    6.22         853           0.54    1.25   -    1.25   -32.13  -  -32.13
      Oppenheimer Bond
         2004                             143    12.85 -   12.85       1,839           4.21    1.25   -    1.25     4.17  -    4.17
         2003                             121    12.33 -   12.33       1,494           5.37    1.25   -    1.25     5.44  -    5.44
         2002                             106    11.70 -   11.70       1,245           6.03    1.25   -    1.25     7.72  -    7.72
         2001 (ak)                         26    10.86 -   10.86         280           2.71    1.25   -    1.25     8.57  -    8.57
      Oppenheimer Capital
        Appreciation
         2004                             300     7.62 -    7.62       2,285           0.27    1.25   -    1.25     5.60  -    5.60
         2003                             237     7.21 -    7.21       1,711           0.33    1.25   -    1.25    29.31  -   29.31
         2002                             187     5.58 -    5.58       1,041           0.52    1.25   -    1.25   -27.77  -  -27.77
         2001                             108     7.72 -    7.72         833           0.04    1.25   -    1.25   -13.68  -  -13.68

(ak) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer Global
        Securities
         2004                             130  $ 10.69 - $ 10.69  $    1,394           1.19%   1.25%  -    1.25%   17.67% -   17.67%
         2003                             109     9.08 -    9.08         988           0.60    1.25   -    1.25    41.24  -   41.24
         2002                              85     6.43 -    6.43         544           0.44    1.25   -    1.25   -23.11  -  -23.11
         2001                              41     8.36 -    8.36         344           0.03    1.25   -    1.25   -16.37  -  -16.37
      Oppenheimer High
        Income
         2004                              95    12.09 -   12.09       1,149           5.13    1.25   -    1.25     7.60  -    7.60
         2003                              63    11.23 -   11.23         708           6.24    1.25   -    1.25    22.41  -   22.41
         2002                              52     9.18 -    9.18         481           8.89    1.25   -    1.25    -3.61  -   -3.61
         2001 (ak)                         24     9.52 -    9.52         224           0.01    1.25   -    1.25    -4.80  -   -4.80
      Oppenheimer Main
        Street
         2004                             512     8.92 -    8.92       4,573           0.82    1.25   -    1.25     8.09  -    8.09
         2003                             494     8.26 -    8.26       4,078           0.83    1.25   -    1.25    25.14  -   25.14
         2002                             402     6.60 -    8.66       2,651           0.59    1.25   -    1.35   -19.81  -  -13.43
         2001                             173     8.23 -    8.23       1,424           0.37    1.25   -    1.25   -11.29  -  -11.29
      Oppenheimer Main Street
        Small Cap Growth
         2004                             165    12.01 -   12.01       1,979           0.00    1.25   -    1.25    17.93  -   17.93
         2003                             119    10.19 -   10.19       1,217           0.00    1.25   -    1.25    42.56  -   42.56
         2002                              78     7.15 -    7.15         557           0.00    1.25   -    1.25   -16.80  -  -16.80
         2001                              22     8.59 -    8.59         192           0.00    1.25   -    1.25    -1.61  -   -1.61
      Oppenheimer Strategic
        Bond
         2004                             263    14.18 -   14.18       3,735           5.10    1.25   -    1.25     7.32  -    7.32
         2003                             277    13.22 -   13.22       3,661           5.75    1.25   -    1.25    16.60  -   16.60
         2002                             221    10.41 -   11.34       2,504           5.59    1.25   -    1.35     4.07  -    6.10
         2001                              96    10.68 -   10.68       1,029           2.27    1.25   -    1.25     3.53  -    3.53

Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Aggressive
        Growth (SC)
         2004                             120    14.47 -   14.70       1,754           0.00    1.29   -    1.99    17.06  -   17.89
         2003 (ad)                         50    12.36 -   12.47         621           0.00    1.29   -    1.99    23.64  -   24.68

(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ak) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts (continued):
      Oppenheimer
        Balanced (SC) (l)
         2004                          314     $ 14.06 - $ 14.28  $    4,467           0.53%   1.29%  -    1.99%   7.61%  -    8.38%
         2003 (ad)                      54       13.07 -   13.18         711           0.00    1.29   -    1.99   30.67   -   31.76
      Oppenheimer Bond (SC)
         2004 (g)                       31       10.10 -   10.12         310           0.00    1.29   -    1.79    1.05   -    1.18
      Oppenheimer Capital
        Appreciation (SC)
         2004                          495       12.82 -   12.97       6,386           0.15    1.29   -    1.99    4.49   -   29.68
         2003 (ad)                     121       12.26 -   12.32       1,486           0.00    1.29   -    1.99   22.64   -   23.23
      Oppenheimer Global
        Securities (SC)
         2004                          172       16.55 -   16.81       2,874           0.83    1.29   -    1.99   16.51   -   17.35
         2003 (ad)                      67       14.20 -   14.32         958           0.00    1.29   -    1.99   42.04   -   43.23
      Oppenheimer High
        Income (SC)
         2004                          420       13.78 -   13.99       5,849           2.89    1.29   -    1.99    6.57   -    7.33
         2003 (ad)                      57       12.93 -   13.04         734           0.00    1.29   -    1.99   29.30   -   30.39
      Oppenheimer Main
        Street (SC)
         2004                          809       13.49 -   13.70      11,023           0.46    1.29   -    1.99    6.97   -    7.74
         2003 (ad)                     226       12.61 -   12.71       2,858           0.00    1.29   -    1.99   26.07   -   27.13
      Oppenheimer Main
        Street Small Cap
        Growth (SC)
         2004                          208       17.09 -   17.36       3,592           0.00    1.29   -    1.99   16.81   -   17.64
         2003 (ad)                      70       14.63 -   14.75       1,023           0.00    1.29   -    1.99   46.32   -   47.55
      Oppenheimer Strategic
        Bond (SC)
         2004                          953       12.87 -   13.07      12,396           2.05    1.29   -    1.99    6.28   -    7.04
         2003 (ad)                     134       12.11 -   12.21       1,624           0.00    1.29   -    1.99   21.11   -   22.13

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(l)  Previously known as Oppenheimer Multiple Strategies (SC)
(ad) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust Sub-Accounts:
      VT American Government
        Income
         2004                             626  $ 12.16 - $ 12.78  $    7,971           3.96%   1.25%  -    1.65%    0.97% -    1.38%
         2003                             784    12.05 -   12.61       9,849           4.22    1.25   -    1.65    -0.12  -    0.29
         2002                             880    12.06 -   12.57      11,047           1.88    1.25   -    1.65     7.51  -   20.62
         2001                             414    11.42 -   11.69       4,837           0.00    1.25   -    1.60     5.21  -   14.20
      VT Asia Pacific
         2002 (ap)                          -      N/A -     N/A           -           0.00    1.25   -    1.25      N/A  -     N/A
         2001                              22     7.19 -    7.19         156           0.00    1.25   -    1.25   -24.96  -  -24.96
      VT Capital Appreciation
         2004                             129     8.17 -    8.31       1,066           0.00    1.25   -    1.65    12.81  -   13.27
         2003                             135     7.24 -    7.34         986           0.00    1.25   -    1.65    22.74  -   23.23
         2002                             121     5.90 -    5.95         722           0.13    1.25   -    1.65   -41.02  -  -23.32
         2001                              76     7.73 -    7.76         593           0.00    1.25   -    1.60   -22.72  -  -14.99
      VT Capital Opportunities
         2004                              11    15.00 -   15.09         158           0.67    1.25   -    1.60    16.23  -   16.65
         2003 (ad)                        103    12.90 -   12.93       1,330           4.31    1.25   -    1.65    28.98  -   29.32
      VT Discovery Growth
         2004                             330     4.73 -    4.81       1,584           0.00    1.25   -    1.65     5.80  -    6.23
         2003                             357     4.47 -    4.53       1,614           0.00    1.25   -    1.65    29.83  -   30.35
         2002                             334     3.44 -    3.48       1,160           0.00    1.25   -    1.65   -65.56  -  -30.46
         2001                             109     4.98 -    5.00         544           0.00    1.25   -    1.60   -50.24  -  -31.65
      VT Diversified Income
         2004                             724    13.29 -   13.34       9,623           9.43    1.25   -    1.65     7.40  -    7.84
         2003                             859    12.33 -   12.42      10,591           8.77    1.25   -    1.65    18.07  -   18.55
         2002                             842    10.40 -   10.52       8,757           8.27    1.25   -    1.65     4.58  -    5.20
         2001                             705     9.94 -    9.95       7,012           6.22    1.25   -    1.60    -0.51  -    2.21
      VT Equity Income
         2004                              79    13.30 -   13.23       1,044           0.00    1.25   -    1.60    10.03  -   10.42
         2003 (ad)                         35    12.02 -   12.05         424           0.96    1.25   -    1.60    20.20  -   20.49
      VT The George Putnam
        Fund of Boston
         2004                           1,459    11.11 -   11.99      16,826           1.82    1.25   -    1.89     6.16  -    6.86
         2003                           1,347    10.40 -   12.07      14,344           2.13    1.25   -    1.89    15.58  -   20.72
         2002                           1,158     9.00 -    9.65      10,558           2.24    1.25   -    1.65    -9.89  -   -3.50
         2001                             804     9.99 -   11.37       8,132           1.90    1.25   -    1.60    -0.81  -   13.71

(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ap) For the Period Beginning January 1, 2002 and Ended October 11, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Global Asset
        Allocation
         2004                             634  $ 10.17 - $ 13.27  $    6,870           1.71%   1.25%  -    1.99%    7.74% -   32.67%
         2003                             263     9.44 -   12.42       2,526           5.54    1.25   -    1.89    20.37  -   24.21
         2002                             190     7.52 -    7.84       1,481           1.94    1.25   -    1.65   -24.85  -  -13.61
         2001                             201     8.73 -    9.08       1,826           0.73    1.25   -    1.60   -12.72  -   -9.66
      VT Global Equity
         2004                             760     5.59 -    8.27       6,090           1.94    1.25   -    1.65    11.81  -   12.26
         2003                             803     5.00 -    7.37       5,760           1.04    1.25   -    1.65    27.10  -   27.62
         2002                           1,189     3.94 -    5.78       6,204           0.06    1.25   -    1.65   -60.63  -  -23.37
         2001                             958     4.90 -    7.54       7,127           0.00    1.25   -    1.60   -50.96  -  -30.65
      VT Growth and Income
         2004                           4,755     9.98 -   14.71      49,138           1.55    1.25   -    1.89     9.01  -    9.72
         2003                           4,927     9.09 -   13.49      45,824           1.71    1.25   -    1.89    25.79  -   34.93
         2002                           4,935     7.23 -    7.95      36,152           1.54    1.25   -    1.65   -20.00  -  -20.33
         2001                           4,332     9.98 -    9.04      39,446           1.33    1.25   -    1.65    -7.57  -   -0.17
      VT Growth Opportunities
         2004                             557     4.13 -    4.24       2,361           0.00    1.25   -    1.65     0.06  -    0.47
         2003                             585     4.13 -    4.22       2,469           0.00    1.25   -    1.65   -58.72  -   21.52
         2002                             587     3.47 -    3.48       2,038           0.00    1.25   -    1.60   -30.62  -  -30.37
         2001                             698     4.98 -    5.01       3,478           0.00    1.25   -    1.60   -49.87  -  -32.95
      VT Health Sciences
         2004                             642    11.21 -   11.84       7,075           0.18    1.25   -    1.99     4.99  -    5.79
         2003                             657    10.60 -   11.28       6,848           0.52    1.25   -    1.99    12.78  -   16.91
         2002                             654     7.55 -    9.07       5,890           0.00    1.25   -    1.65   -24.46  -  -21.34
         2001                             663     9.49 -   11.53       7,600           0.00    1.25   -    1.60   -20.76  -   -5.06
      VT High Yield
         2004                             637    12.28 -   14.46       8,255           7.70    1.25   -    1.89     8.45  -    9.16
         2003                             583    11.25 -   13.33       6,667           8.96    1.25   -    1.89    24.96  -   33.33
         2002                             469     9.01 -    9.11       4,221          12.16    1.25   -    1.65    -8.89  -   -1.97
         2001                             415     9.12 -    9.19       3,807          10.36    1.25   -    1.60    -8.79  -    2.35
      VT Income
         2004                           1,697    10.67 -   12.41      20,522           3.96    1.25   -    1.99     2.36  -    3.13
         2003                           1,643    10.42 -   12.04      19,661           4.43    1.25   -    1.99     3.12  -    4.20
         2002                           1,542    11.67 -   11.88      18,009           4.57    1.25   -    1.65     6.54  -   18.85
         2001                           1,019    10.96 -   11.12      11,167           3.96    1.25   -    1.60     5.95  -   11.18

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT International Equity
         2004                           1,162  $ 11.93 - $ 14.41  $   13,653           1.48%   0.83%  -    1.89%   14.00% -   15.23%
         2003                           1,258    10.42 -   13.37      12,739           0.85    1.25   -    1.89    26.92  -   33.70
         2002                           1,580     5.79 -    8.21      11,714           0.76    1.25   -    1.65   -19.03  -  -18.70
         2001                           1,103     7.15 -   10.10      10,863           0.26    1.25   -    1.65   -28.46  -  -21.61
      VT International Growth
        and Income
         2004                             247    10.64 -   11.89       2,913           1.19    1.25   -    1.65    18.99  -   19.47
         2003                             246     8.94 -    9.95       2,436           1.93    1.25   -    1.65    35.58  -   36.13
         2002                             411     6.60 -    7.31       2,893           0.46    1.25   -    1.65   -34.04  -  -14.85
         2001                             260     8.14 -    8.58       2,225           0.92    1.25   -    1.60   -21.80  -  -18.65
      VT International New
        Opportunities
         2004                             229     5.77 -    9.71       2,167           0.98    1.25   -    1.65    11.48  -   11.93
         2003                             249     5.17 -    8.68       2,125           0.38    1.25   -    1.65    31.01  -   31.54
         2002                             570     3.95 -    6.60       2,980           0.54    1.25   -    1.65   -60.50  -  -14.71
         2001                             318     3.97 -    7.74       2,449           0.00    1.25   -    1.60   -60.32  -  -29.57
      VT Investors
         2004                           2,137     7.62 -   13.41      16,303           0.46    1.25   -    1.89    10.51  -   11.23
         2003                           2,373     6.85 -   12.98      16,229           0.39    1.25   -    1.89    25.55  -   29.80
         2002                           2,518     4.63 -    5.46      13,625           0.16    1.25   -    1.65   -53.73  -  -24.83
         2001                           2,525     6.36 -    7.26      18,237           0.00    1.25   -    1.60   -36.40  -  -25.72
      VT Mid Cap Value
         2004                              59    14.50 -   14.59         861           0.00    1.25   -    1.65    13.54  -   14.00
         2003 (ad)                        144    12.77 -   12.80       1,845           1.58    1.25   -    1.65    27.67  -   28.01
      VT Money Market
         2004                             971     9.70 -   10.80       9,953           0.53    1.25   -    1.99    -1.34  -   -0.60
         2003                           1,203     9.83 -   10.87      12,668           0.48    1.25   -    1.99    -1.68  -   -0.75
         2002                           1,042    10.45 -   10.95      11,329           1.40    1.25   -    1.65    -0.07  -    4.52
         2001                             992    10.58 -   10.96      10,855           3.58    1.25   -    1.60     2.47  -    5.80
      VT New Opportunities
         2004                           1,647     7.71 -   14.59      12,158           0.00    1.25   -    1.89     8.22  -    8.93
         2003                           1,777     7.08 -   13.48      12,001           0.00    1.25   -    1.89    30.78  -   34.84
         2002                           1,875     3.36 -    5.41       9,650           0.00    1.25   -    1.65   -66.42  -  -31.38
         2001                           1,963     4.68 -    7.89      14,891           0.00    1.25   -    1.60   -53.24  -  -31.02

(ad) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT New Value
         2004                             699  $ 13.48 - $ 16.45  $    9,913           0.78%   1.25%  -    1.99%   13.13% -   13.99%
         2003                             612    11.82 -   14.54       7,393           1.15    1.25   -    1.99    30.82  -   45.42
         2002                             615     9.04 -   10.11       5,632           0.89    1.25   -    1.65   -16.66  -    1.09
         2001                             430    10.84 -   13.59       4,707           0.51    1.25   -    1.60     2.02  -   35.90
      VT OTC & Emerging
        Growth
         2004                             510     3.11 -    4.94       2,417           0.00    1.25   -    1.65     6.74  -    7.17
         2003                           1,311     2.91 -    4.61       4,642           0.00    1.25   -    1.65    33.48  -   34.02
         2002                             547     2.18 -    3.44       1,874           0.00    1.25   -    1.65   -78.20  -  -33.07
         2001                             597     2.19 -    5.14       3,048           0.00    1.25   -    1.60   -78.11  -  -46.38
      VT Research
         2004                             784     9.09 -   13.81       7,312           0.00    1.25   -    1.89     5.53  -    6.22
         2003                             825     8.55 -   13.08       7,079           0.28    1.25   -    1.89    23.76  -   30.83
         2002                             874     5.85 -    6.91       6,005           0.56    1.25   -    1.65   -41.49  -  -23.18
         2001                             752     8.24 -    9.00       6,749           0.25    1.25   -    1.60   -19.86  -  -17.56
      VT Small Cap Value
         2004                             578    14.04 -   19.69      11,863           0.35    0.83   -    1.65    24.13  -   25.17
         2003                             572    15.87 -   17.62       9,431           0.31    1.25   -    1.65    47.18  -   47.79
         2002                             539    10.78 -   11.92       6,104           0.21    1.25   -    1.65   -19.62  -  -19.29
         2001                             349    13.41 -   14.77       5,150           0.01    1.25   -    1.65    16.65  -   34.11
      VT Technolgy
         2002 (ap)                          -      N/A -     N/A           -           0.00    1.25   -    1.60      N/A  -     N/A
         2001                             246     3.55 -    3.57         880           0.00    1.25   -    1.60   -64.45  -  -39.94
      VT Utilities Growth and
        Income
         2004                             446     9.86 -   16.76       4,621           2.04    1.25   -    1.89    19.30  -   20.08
         2003                             434     8.21 -   14.04       3,606           3.48    1.25   -    1.89    23.27  -   40.45
         2002                             459     6.39 -    6.66       3,058           3.51    1.25   -    1.65   -36.08  -  -25.04
         2001                             486     8.89 -    9.10       4,317           2.57    1.25   -    1.60   -23.30  -   -9.05
      VT Vista
         2004                             836     9.25 -   15.73       7,662           0.00    1.25   -    1.99    17.12  -   57.31
         2003                           1,103     7.90 -   13.55       7,760           0.00    1.25   -    1.89    31.50  -   35.49
         2002                             798     3.78 -    6.00       4,734           0.00    1.25   -    1.65   -62.24  -  -31.47
         2001                             853     5.56 -    8.76       7,388           0.00    1.25   -    1.60   -44.40  -  -34.34

(ap) For the Period Beginning January 1, 2002 and Ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Voyager
         2004                           3,027  $ 8.40 -  $ 12.06  $   25,367           0.25%   1.25%  -    1.89%    3.05% -    3.72%
         2003                           3,124    8.10 -    12.39      24,653           0.35    1.25   -    1.89    23.35  -   23.87
         2002                           2,977    4.53 -     6.56      18,899           0.65    1.25   -    1.65   -27.75  -  -27.45
         2001                           2,963    6.27 -     9.05      26,084           1.11    1.25   -    1.65   -37.28  -  -23.39

Investments in the Scudder
   Variable Series I
   Sub-Accounts:
      21st Century Growth
         2004                              <1    8.62 -     8.62           3           0.00    0.70   -    0.70    10.08  -   10.08
         2003                              <1    7.83 -     7.83           3           0.00    0.70   -    0.70    29.96  -   29.96
         2002                               1    6.00 -     6.02           6           0.00    0.70   -    0.80   -41.72  -  -41.66
         2001                              <1   10.30 -    10.32           5           0.00    0.70   -    0.80   -23.63  -    2.96
      Balanced
         2004                              <1   11.46 -    11.46           3           1.68    0.80   -    0.80     5.63  -    5.63
         2003                              <1   10.85 -    10.85           3           7.04    0.80   -    0.80    16.99  -   16.99
         2002                               1    9.27 -     9.27          11           1.12    0.80   -    0.80   -15.75  -  -15.75
         2001                              <1   11.01 -    11.01           3           0.00    0.80   -    0.80    10.05  -   10.05
      Bond
         2004                               3   13.14 -    13.22          43           3.81    0.70   -    0.80     4.54  -    4.64
         2003                               3   12.57 -    12.64          41           7.40    0.70   -    0.80     4.22  -    4.33
         2002                               1   12.06 -    12.11          16           4.08    0.70   -    0.80     6.79  -    6.90
         2001                               1   11.30 -    11.33           8           4.42    0.70   -    0.80    12.97  -   13.32
      Capital Growth
         2004                               -       - -        -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2003                               -       - -        -           -           2.84    0.00   -    0.00     0.00  -    0.00
         2002                               1    7.22 -     7.22           4           0.14    0.80   -    0.80   -29.75  -  -29.75
         2001                              <1   10.27 -    10.27           2           0.00    0.80   -    0.80     2.72  -    2.72
      Global Discovery
         2004                               -       - -        -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2003                               -       - -        -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2002                              <1    9.98 -     9.98           4           0.00    0.80   -    0.80   -20.53  -  -20.53
         2001                              <1   12.56 -    12.56           2           0.00    0.80   -    0.80    25.57  -   25.57
      Growth and Income
         2004                               1    9.47 -     9.52           8           0.75    0.70   -    0.80     9.28  -    9.39
         2003                               1    8.66 -     8.71           7           0.63    0.70   -    0.80    25.73  -   25.85
         2002                               2    6.89 -     6.92          13           0.58    0.70   -    0.80   -23.74  -  -23.66
         2001                               1    9.03 -     9.06           7           1.42    0.70   -    0.80    -9.65  -   -9.37

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Scudder
   Variable Series I
   Sub-Accounts (continued):
      International
         2004                              <1  $ 10.12 - $ 10.12  $        4           1.23%   0.70%  -    0.70%   15.72% -   15.72%
         2003                              <1     8.74 -    8.74           3           0.40    0.70   -    0.70    26.86  -   26.86
         2002                               1     6.86 -    6.89           7           0.62    0.70   -    0.80   -19.02  -  -18.94
         2001                               1     8.47 -    8.50           5           0.67    0.70   -    0.80   -15.26  -  -14.99
      Money Market
         2004                               1    11.44 -   11.44          12           0.90    0.80   -    0.80     0.09  -    0.09
         2003                               1    11.43 -   11.43          12           1.50    0.80   -    0.80    14.33  -   14.33
         2002 (aq)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2001 (aq)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00

Investments in the Scudder
   Variable Series II
   Sub-Account:
      Growth
         2004                              <1     7.65 -    7.65           3           0.26    0.70   -    0.70     4.41  -    4.41
         2003                              <1     7.32 -    7.32           3           0.11    0.70   -    0.70    23.84  -   23.84
         2002                              <1     5.89 -    5.91           3           0.00    0.70   -    0.80   -41.08  -  -29.90
         2001 (ar)                         <1     8.41 -    8.44           3           0.00    0.70   -    0.80   -23.86  -  -23.80

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Emerging
        Markets Equity (m)
         2004                              94    11.91 -   14.84       1,215           0.71    0.83   -    1.58    21.18  -   48.41
         2003                              74     9.83 -   12.98         793           0.00    1.35   -    1.58    -1.68  -   47.67
         2002                              66     6.82 -    8.77         479           0.00    1.35   -    1.48   -10.24  -  -10.12
         2001                              65     7.55 -    7.59         495           0.00    1.35   -    1.48    -7.87  -   -7.75
      Van Kampen UIF
        Equity Growth (n)
         2004 (i)                         335    10.74 -   10.79       3,196           0.21    1.29   -    1.89     7.41  -    7.85
         2003                             234     6.37 -    8.46       2,000           0.00    1.35   -    1.58    22.97  -   23.25
         2002                             250     5.18 -    6.87       1,762           0.17    1.35   -    1.58   -29.00  -  -28.83
         2001                             234     7.30 -   10.14       2,352           0.00    1.35   -    1.58   -27.02  -  -16.26


(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(m)  Previously known as UIF Emerging Markets Equity
(n)  Previously known as UIF Equity Growth
(aq) Although available in 2001 and 2002, there was no activity until 2003
(ar) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable
     Series I merged into the Growth Sub-Account of the Scudder Variable Series II


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
        International Magnum (o)
         2004                              95   9.85  -    10.89         961           3.85    1.35   -    1.48    15.66  -   15.81
         2003                             180   8.52  -    10.31       1,704           0.26    0.70   -    1.48     3.08  -   25.55
         2002                             102   6.83  -     7.46         705           1.09    1.35   -    1.48   -18.04  -  -17.93
         2001                              88   7.88  -     8.32         736           0.47    1.35   -    1.58   -21.23  -  -20.38
      Van Kampen UIF
        Mid Cap Growth (p)
         2004                              83  12.22  -    12.95       1,019           0.00    0.83   -    1.58    19.69  -   20.59
         2003                              58  10.21  -    10.74         596           0.00    0.83   -    1.58     2.07  -   40.59
         2002 (al)                         28   7.32  -     7.64         208           0.00    0.83   -    1.48   -26.81  -  -23.62
      Van Kampen UIF
        U.S. Mid Cap Value (q)
         2004 (j)                         496  11.28  -    12.41       5,518           0.03    0.83   -    1.99    12.76  -   13.65
         2003                             258   9.52  -    10.92       2,509           0.00    0.83   -    1.58     9.22  -   39.29
         2002                             233   6.84  -     6.95       1,624           0.00    1.35   -    1.58   -29.15  -  -28.99
         2001                              86   9.65  -     9.79         846           0.00    1.35   -    1.58    -4.46  -   -3.51
      Van Kampen UIF
        U.S. Real Estate (r)
         2004                             116  16.73  -    20.03       2,348           1.56    0.83   -    1.58    34.26  -   35.27
         2003                             112  12.37  -    14.92       1,700           0.00    0.83   -    1.58    23.69  -   36.29
         2002                             115   9.98  -    10.95       1,317           3.75    1.35   -    1.58    -2.79  -    9.47
         2001                              74  12.12  -    12.17         880           4.90    1.35   -    1.48     8.22  -    8.36

Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      UIF Active International
        Allocation (Class II)
         2003 (af)                          -    N/A  -      N/A           -           0.00    0.00   -    0.00      N/A  -     N/A

(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  Previously known as UIF International Magnum
(p)  Previously known as UIF Mid Cap Growth
(q)  Previously known as UIF Mid Cap Value
(r)  Previously known as UIF U.S. Real Estate
(af) For the period beginning May 1, 2003 and ended October 31, 2003
(al) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
        Emerging Markets
        Debt (Class II) (s)
         2004                             179  $ 14.94 - $ 15.17  $    2,613           7.96%   1.29%  -    1.99%   7.89%  -    8.66%
         2003 (ad)                         31    11.32 -   13.84         388           0.00    1.29   -    1.99   13.19   -   38.44
      Van Kampen UIF
        Emerging Markets
        Equity (Class II) (t)
         2004                              43    17.92 -   18.10         768           0.63    1.29   -    1.89   20.67   -   21.41
         2003 (ac)                         17    14.85 -   14.91         259           0.00    1.29   -    1.89   48.51   -   49.12
      Van Kampen UIF
        Equity and Income (u)
        (Class II)
         2004                             176    10.94 -   10.99       2,114           0.00    1.29   -    1.89    9.44   -    9.89
         2003 (ac)                          8    11.57 -   11.62          98           0.90    1.29   -    1.89   15.75   -   16.22
      Van Kampen UIF
        Equity Growth (v)
        (Class II)
         2004                              86    10.72 -   12.42       1,006           0.12    1.29   -    1.89    6.04   -    7.16
         2003 (ac)                         36    11.67 -   11.71         426           0.00    1.29   -    1.89   16.67   -   17.15
      Van Kampen UIF
        Global Franchise (w)
        (Class II)
         2004                             206    11.05 -   11.13       2,566           0.19    1.29   -    1.99   10.52   -   11.31
         2003 (ac)                         13    12.20 -   12.25         158           0.00    1.29   -    1.89   22.01   -   22.51
      Van Kampen UIF
        Mid Cap Growth (x)
        (Class II)
         2004                              98    15.57 -   15.73       1,532           0.00    1.29   -    1.89   19.18   -   19.91
         2003 (ac)                         48    13.06 -   13.12         630           0.00    1.29   -    1.89   30.63   -   31.16

(s)  Previously known as UIF Emerging Markets Debt (Class II)
(t)  Previously known as UIF Emerging Markets Equity (Class II)
(u)  Previously known as UIF Equity and Income (Class II)
(v)  Previously known as UIF Equity Growth (Class II)
(w)  Previously known as UIF Global Franchise (Class II)
(x)  Previously known as UIF Mid Cap Growth (Class II)
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ad) For period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
        Small Company
        Growth (Class II) (y)
         2004                             107  $ 15.80 - $ 15.99  $    1,708           0.00%   1.29%  -    1.99%   16.58% -   17.41%
         2003 (ad)                         61    13.56 -   13.62         823           0.00    1.29   -    1.99    35.56  -   36.21
      Van Kampen UIF
        U.S. Mid Cap Value (z)
        (Class II)
         2004                             290    11.28 -   15.16       3,972           0.01    1.29   -    1.89    12.77  -   13.05
         2003 (ac)                         87    13.35 -   13.41       1,166           0.00    1.29   -    1.89    33.54  -   34.08
      Van Kampen UIF
        U.S. Real Estate (aa)
        (Class II)
         2004                             315    17.17 -   19.31       6,008           1.66    1.29   -    1.99    33.37  -   34.32
         2003 (ad)                         56    12.79 -   14.48         769           0.00    1.29   -    1.99    27.85  -   44.79

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
         2004                             473    12.04 -   12.39       6,011           0.94    0.83%  -    1.58    15.91  -   16.78
         2003                             347    11.51 -   11.51       3,808           0.84    0.83   -    1.58    29.36  -   29.36
         2002                             171     8.89 -    8.89       1,478           0.57    0.83   -    1.58   -20.26  -  -18.34
         2001                              39    11.15 -   11.15         433           0.00    1.25   -    1.25    -3.68  -   -3.68
      LIT Domestic Income
         2002 (as)                          -      N/A -     N/A           -          33.91    1.25   -    1.25      N/A  -     N/A
         2001 (ak)                          7    11.24 -   11.24          81           0.07    1.25   -    1.25    12.37  -   12.37
      LIT Emerging Growth
         2004                             335     4.72 -    4.48       2,674           0.00    1.25   -    1.58     5.36  -    5.70
         2003                             345     4.24 -    4.24       2,725           0.00    1.25   -    1.25    25.75  -   25.75
         2002                             338     3.37 -    3.37       2,368           0.35    1.25   -    1.25   -33.33  -  -33.33
         2001                             320     5.05 -    5.05       3,993           0.05    1.25   -    1.25   -32.35  -  -32.35

(y)  Previously known as UIF Small Company Growth (Class II)
(z)  Previously known as UIF U.S. Mid Cap Value (Class II)
(aa) Previously known as UIF U.S. Real Estate (Class II)
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ak) For the period beginning May 1, 2001 and ended December 31, 2001
(as) On May 1, 2002 LIT Domestic Income merged into LIT Government

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Government
         2004                              49  $ 11.00 - $ 11.00  $      539           4.85%   1.25%  -    1.25%    2.87% -    2.87%
         2003                              57    10.69 -   10.69         607           4.27    1.25   -    1.25     0.47  -    0.47
         2002 (al)                         47    10.64 -   10.64         496           0.00    1.25   -    1.25     6.42  -    6.42
      LIT Money Market
         2004                             200    10.26 -   10.26       2,048           0.91    1.25   -    1.25    -0.46  -   -0.46
         2003                             193    10.31 -   10.31       1,987           0.58    1.25   -    1.25    -0.69  -   -0.69
         2002                             199    10.38 -   10.38       2,066           1.16    1.25   -    1.25    -0.05  -   -0.05
         2001 (ak)                        129    10.38 -   10.38       1,344           2.60    1.25   -    1.25     3.81  -    3.81

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
        (Class II)
         2004 (h)                         146    11.10 -   11.19       1,790           0.00    0.83   -    1.99    11.00  -   11.87
         2003                              39    12.81 -   12.86         503           0.00    1.29   -    1.89    28.11  -   28.64
      LIT Comstock (Class II)
         2004                           1,093    11.31 -   11.37      14,647           0.56    1.29   -    1.99    13.12  -   13.66
         2003                             562    12.47 -   12.53       6,425           0.00    1.29   -    1.89    24.75  -   25.25
         2002 (al)                        126     8.05 -    8.05       1,017           0.00    1.35   -    1.48   -19.53  -  -19.46
      LIT Emerging Growth
        (Class II)
         2004                             270    12.26 -   12.45       2,951           0.00    1.29   -    1.99     4.65  -    5.40
         2003                             161    11.71 -   11.85       1,506           0.00    1.29   -    1.99    17.12  -   18.53
         2002                              65     5.82 -    5.83         381           0.03    1.35   -    1.48   -33.65  -  -33.56
         2001 (ak)                         14     8.77 -    8.78         125           0.00    1.35   -    1.48   -12.26  -  -12.20
      LIT Growth and Income
        (Class II)
         2004                             553    13.99 -   14.90       8,063           0.47    1.29   -    1.99    11.85  -   12.65
         2003 (ad)                        183    12.42 -   13.33       2,373           0.00    1.29   -    1.99    24.23  -   33.26
      LIT Money Market
        (Class II)
         2004                             554     9.85 -    9.93       5,487           0.78    1.29   -    1.99    -1.45  -   -0.75
         2003 (ag)                          4    10.00 -   10.00          40           0.00    1.29   -    1.29     0.00  -    0.00

(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ag) For the Period beginning December 31, 2003 and ended December 31, 2003
(ak) For the period beginning May 1, 2001 and ended December 31, 2001
(al) For the period beginning May 1, 2002 and ended December 31, 2002

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

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Wells Fargo
   Variable Trust Sub-Accounts:
      Wells Fargo VT Asset
        Allocation
         2004                              59  $ 10.31 - $ 10.31  $      612           1.95%   1.25%  -    1.25%    7.98% -    7.98%
         2003                              67     9.54 -    9.54         636           1.65    1.25   -    1.25    20.57  -   20.57
         2002                              54     7.92 -    7.92         431           2.40    1.25   -    1.25   -13.94  -  -13.94
         2001                              13     9.20 -    9.20         120           1.68    1.25   -    1.25    -8.13  -   -8.13
      Wells Fargo VT Equity
        Income
         2004                              30    10.62 -   10.62         323           1.52    1.25   -    1.25     9.69  -    9.69
         2003                              26     9.68 -    9.68         250           1.54    1.25   -    1.25    24.63  -   24.63
         2002                              24     7.77 -    7.77         184           1.93    1.25   -    1.25   -20.27  -  -20.27
         2001                               8     9.74 -    9.74          82           1.56    1.25   -    1.25    -6.60  -   -6.60
      Wells Fargo VT Growth
         2004                              56     6.90 -    6.90         387           0.00    1.25   -    1.25     7.02  -    7.02
         2003                              40     6.45 -    6.45         260           0.00    1.25   -    1.25    22.04  -   22.04
         2002                              20     5.29 -    5.29         108           0.10    1.25   -    1.25   -26.77  -  -26.77
         2001                               5     7.22 -    7.22          35           0.02    1.25   -    1.25   -20.22  -  -20.22

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